UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Global Bond Index Portfolio Global Bond Index Portfolio

Moderate Allocation Portfolio Moderate Allocation Portfolio

Conservative Allocation Portfolio Conservative Allocation Portfolio

Mid-Cap Index Portfolio Mid-Cap Index Portfolio

Total International Stock Market Index Portfolio Total International Stock Market Index Portfolio

Total Stock Market Index Portfolio Total Stock Market Index Portfolio

Real Estate Index Portfolio Real Estate Index Portfolio

Equity Index Portfolio Equity Index Portfolio

Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Global Bond Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	$13	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Returns were positive for most countries. By maturity, U.S. bonds in the 5- to 15-year range performed best. Outside the U.S., longer-term bonds posted negative returns. Both inside and outside the United States, the lowest-rated bonds performed best.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Global Bond Index Portfolio	5.69%	-0.41%	1.59%
Global Bond Composite Index	5.95%	-0.28%	1.73%
Bloomberg Global Aggregate Float Adjusted Index	8.67%	-1.72%	0.64%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$636
Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1558

Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Moderate Allocation Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	$13	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The Fund targets an asset allocation of approximately 60% stocks and 40% bonds by investing in a range of underlying Vanguard funds. Total International Stock Index Fund Admiral Shares had the highest return, at 32.18%. The Variable Insurance Funds Equity Index Portfolio returned 17.70%, Extended Market Index Fund Admiral Shares returned 11.42%, the Variable Insurance Funds Total Bond Market Index Portfolio returned 6.94%, and Total International Bond Index Fund Admiral Shares returned 2.96%.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Moderate Allocation Portfolio	16.19%	6.51%	8.14%
Moderate Allocation Composite Index	16.41%	6.83%	8.43%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$742
Number of Portfolio Holdings	6
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Equity Index Portfolio	31.8%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	27.8%
Vanguard Total International Stock Index Fund Admiral Shares	24.4%
Vanguard Total International Bond Index Fund Admiral Shares	11.8%
Vanguard Extended Market Index Fund Admiral Shares	4.2%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR712

Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Conservative Allocation Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	$13	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The Fund targets an asset allocation of approximately 40% stocks and 60% bonds by investing in a range of underlying Vanguard funds. Total International Stock Index Fund Admiral Shares had the highest return, at 32.18%. The Variable Insurance Funds Equity Index Portfolio returned 17.70%, Extended Market Index Fund Admiral Shares returned 11.42%, the Variable Insurance Funds Total Bond Market Index Portfolio returned 6.94%, and Total International Bond Index Fund Admiral Shares returned 2.96%.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Conservative Allocation Portfolio	12.73%	4.22%	6.14%
Conservative Allocation Composite Index	12.90%	4.48%	6.38%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$531
Number of Portfolio Holdings	6
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	42.0%
Vanguard Variable Insurance Funds—Equity Index Portfolio	21.2%
Vanguard Total International Bond Index Fund Admiral Shares	18.0%
Vanguard Total International Stock Index Fund Admiral Shares	16.1%
Vanguard Extended Market Index Fund Admiral Shares	2.8%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR710

Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	$18	0.17%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Ten of the benchmark’s 11 industry sectors posted positive returns. Information technology and industrials contributed most to results. Other notable contributors included consumer discretionary, financials, and utilities. Consumer staples was the sole detractor.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio	11.54%	8.46%	10.77%
CRSP US Mid Cap Index	11.70%	8.62%	10.94%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$3,227
Number of Portfolio Holdings	291
Portfolio Turnover Rate	22%
Total Investment Advisory Fees (in thousands)	$51
Portfolio Composition % of Net Assets (as of December 31, 2025)
Basic Materials	2.7%
Consumer Discretionary	15.5%
Consumer Staples	5.0%
Energy	6.6%
Financials	13.8%
Health Care	7.9%
Industrials	19.7%
Real Estate	5.6%
Technology	13.3%
Telecommunications	0.9%
Utilities	8.9%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR288

Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Total International Stock Market Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Five of the six geographic categories represented in the index contributed to performance, led by Europe, the Pacific region, and emerging markets.
  All 11 industry sectors recorded positive returns for the 12 months. Financials contributed the most, followed by industrials, technology, basic materials, and consumer discretionary.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: September 7, 2017, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/7/2017)
Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio	32.04%	7.88%	7.20%
FTSE Global All Cap ex US Index	31.95%	8.04%	7.41%
MSCI All Country World Index ex USA Net	32.39%	7.91%	7.25%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$2,454
Number of Portfolio Holdings	8
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.2%
Vanguard Developed Markets Index Fund Admiral Shares	28.1%
Vanguard Emerging Markets Stock Index Fund Admiral Shares	19.0%
Vanguard European Stock Index Fund Admiral Shares	12.0%
Vanguard Pacific Stock Index Fund Admiral Shares	8.1%
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	2.9%
Vanguard FTSE Canada All Cap Index ETF	1.8%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1557

Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Total Stock Market Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	$14	0.13%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Each of the benchmark's 11 industry sectors posted positive returns for the 12 months. Information technology, communication services, and financials contributed most to results.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Total Stock Market Index Portfolio	16.93%	12.98%	14.10%
S&P Total Market Index	17.05%	13.07%	14.22%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$6,361
Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of December 31, 2025)
Vanguard Variable Insurance Funds—Equity Index Portfolio	88.4%
Vanguard Extended Market Index Fund Admiral Shares	11.7%
Other Assets and Liabilities—Net	(0.1%)
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR287

Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Real Estate Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	$26	0.26%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Subindustries within the index had disparate results, with 10 of 17 posting negative returns. REITs for data centers, offices, and multifamily residences were the biggest drag on performance. However, gains in other subindustries—REITs for health care and industrials, and real estate services—more than offset the declines elsewhere.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Real Estate Index Portfolio	3.11%	4.51%	5.08%
Real Estate Spliced Index	3.31%	4.76%	5.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$1,079
Number of Portfolio Holdings	153
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$18
Portfolio Composition % of Net Assets (as of December 31, 2025)
Data Center REITs	8.7%
Health Care REITs	15.5%
Industrial REITs	11.0%
Multi-Family Residential REITs	7.8%
Other Specialized REITs	6.3%
Real Estate Services	8.6%
Retail REITs	13.8%
Self-Storage REITs	5.4%
Single-Family Residential REITs	3.7%
Telecom Tower REITs	9.6%
Other Assets and Liabilities—Net	9.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR349

Vanguard Variable Insurance Funds - Equity Index Portfolio
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Equity Index Portfolio (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vanguard Variable Insurance Funds - Equity Index Portfolio	$15	0.14%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Information technology, the index’s largest sector by weight, contributed most to results. Communication services and financials were also among the top performers.
  The Fund’s returns differ from those of variable annuity products that invest in the Fund. Annuity returns take insurance-related fees and expenses into account, and the Fund’s returns do not.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Nor do the returns reflect fees and expenses associated with the annuity or life insurance program through which a shareholder invests. If these fees and expenses were included, the Fund's returns would be lower.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Vanguard Variable Insurance Funds - Equity Index Portfolio	17.70%	14.27%	14.66%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$13,227
Number of Portfolio Holdings	506
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$290
Portfolio Composition % of Net Assets (as of December 31, 2025)
Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.4%
Health Care	9.6%
Industrials	8.1%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.2%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Annuity and Insurance Services • 800-522-5555
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR107

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$620,000	$628,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$620,000	$628,000

(e)     (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)     Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)     For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Global Bond Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	41,210,938	445,079
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	9,858,381	190,858
Total Investment Companies (Cost $692,705)		635,937
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $10)	99	10
Total Investments (100.0%) (Cost $692,715)		635,947
Other Assets and Liabilities—Net (0.0%)		(51)
Net Assets (100%)		635,896
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $692,715)	635,947
Receivables for Investment Securities Sold	1,883
Receivables for Capital Shares Issued	51
Total Assets	637,881
Liabilities
Payables for Capital Shares Redeemed	1,985
Total Liabilities	1,985
Net Assets	635,896
At December 31, 2025, net assets consisted of:

Paid-in Capital	673,866
Total Distributable Earnings (Loss)	(37,970)
Net Assets	635,896

Net Assets
Applicable to 33,765,235 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	635,896
Net Asset Value Per Share	$18.83
See accompanying Notes, which are an integral part of the Financial Statements.
2

Global Bond Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	19,679
Net Investment Income—Note B	19,679
Realized Net Gain (Loss) on Affiliated Funds Sold	1,024
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	9,558
Net Increase (Decrease) in Net Assets Resulting from Operations	30,261
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,679	14,493
Realized Net Gain (Loss)	1,024	968
Change in Unrealized Appreciation (Depreciation)	9,558	(6,234)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,261	9,227
Distributions
Total Distributions	(16,197)	(13,153)
Capital Share Transactions
Issued	225,526	114,641
Issued in Lieu of Cash Distributions	16,197	13,153
Redeemed	(107,787)	(77,033)
Net Increase (Decrease) from Capital Share Transactions	133,936	50,761
Total Increase (Decrease)	148,000	46,835
Net Assets
Beginning of Period	487,896	441,061
End of Period	635,896	487,896
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.41	$18.60	$17.83	$21.30	$22.40
Investment Operations
Net Investment Income[1]	.664	.571	.546	.352	.498
Capital Gain Distributions Received[1]	—	—	—	.098	.165
Net Realized and Unrealized Gain (Loss) on Investments	.360	(.207)	.602	(3.193)	(1.083)
Total from Investment Operations	1.024	.364	1.148	(2.743)	(.420)
Distributions
Dividends from Net Investment Income	(.569)	(.534)	(.348)	(.531)	(.390)
Distributions from Realized Capital Gains	(.035)	(.020)	(.030)	(.196)	(.290)
Total Distributions	(.604)	(.554)	(.378)	(.727)	(.680)
Net Asset Value, End of Period	$18.83	$18.41	$18.60	$17.83	$21.30
Total Return	5.69%	2.03%	6.52%	-13.13%	-1.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$636	$488	$441	$386	$465
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.59%	3.12%	3.04%	1.87%	2.32%
Portfolio Turnover Rate	11%	10%	8%	11%	7%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Global Bond Index Portfolio
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	18,901
Undistributed Long-Term Gains	423
Net Unrealized Gains (Losses)	(57,294)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(37,970)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	16,158	12,867
Long-Term Capital Gains	39	286
Total	16,197	13,153
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	693,241
Gross Unrealized Appreciation	3,415
Gross Unrealized Depreciation	(60,709)
Net Unrealized Appreciation (Depreciation)	(57,294)
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	12,197	6,277
Issued in Lieu of Cash Distributions	894	733
Redeemed	(5,835)	(4,210)
Net Increase (Decrease) in Shares Outstanding	7,256	2,800
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
7

Global Bond Index Portfolio
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	6	—	10
Vanguard Total International Bond Index Fund	146,284	67,029	19,658	90	(2,887)	7,537	—	190,858
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	341,616	131,221	41,137	934	12,445	12,136	—	445,079
Total	487,900	198,250	60,795	1,024	9,558	19,679	—	635,947
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2025, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 59%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Global Bond Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Global Bond Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $5,312,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $39,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Q690GBI 022026
10

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	123
Tax information	124

Total Bond Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.3%)
U.S. Government Securities (48.5%)
United States Treasury Note/Bond	4.000%	1/15/2027	11,780	11,836
United States Treasury Note/Bond	1.500%	1/31/2027	17,534	17,159
United States Treasury Note/Bond	4.125%	1/31/2027	14,468	14,559
United States Treasury Note/Bond	2.250%	2/15/2027	3,422	3,374
United States Treasury Note/Bond	4.125%	2/15/2027	12,314	12,393
United States Treasury Note/Bond	1.125%	2/28/2027	3,143	3,057
United States Treasury Note/Bond	1.875%	2/28/2027	10,113	9,925
United States Treasury Note/Bond	4.125%	2/28/2027	13,783	13,875
United States Treasury Note/Bond	4.250%	3/15/2027	9,250	9,328
United States Treasury Note/Bond	0.625%	3/31/2027	3,963	3,826
United States Treasury Note/Bond	2.500%	3/31/2027	5,950	5,876
United States Treasury Note/Bond	3.875%	3/31/2027	12,477	12,531
United States Treasury Note/Bond	4.500%	4/15/2027	8,618	8,724
United States Treasury Note/Bond	0.500%	4/30/2027	6,820	6,558
United States Treasury Note/Bond	2.750%	4/30/2027	5,620	5,565
United States Treasury Note/Bond	3.750%	4/30/2027	14,723	14,769
United States Treasury Note/Bond	2.375%	5/15/2027	9,381	9,239
United States Treasury Note/Bond	4.500%	5/15/2027	12,992	13,164
United States Treasury Note/Bond	0.500%	5/31/2027	6,605	6,335
United States Treasury Note/Bond	2.625%	5/31/2027	7,535	7,444
United States Treasury Note/Bond	3.875%	5/31/2027	11,329	11,387
United States Treasury Note/Bond	4.625%	6/15/2027	6,014	6,110
United States Treasury Note/Bond	0.500%	6/30/2027	8,889	8,505
United States Treasury Note/Bond	3.250%	6/30/2027	9,539	9,506
United States Treasury Note/Bond	3.750%	6/30/2027	18,286	18,357
United States Treasury Note/Bond	4.375%	7/15/2027	6,993	7,086
United States Treasury Note/Bond	0.375%	7/31/2027	8,510	8,106
United States Treasury Note/Bond	2.750%	7/31/2027	11,284	11,157
United States Treasury Note/Bond	3.875%	7/31/2027	10,264	10,324
United States Treasury Note/Bond	2.250%	8/15/2027	6,047	5,929
United States Treasury Note/Bond	3.750%	8/15/2027	10,735	10,780
United States Treasury Note/Bond	0.500%	8/31/2027	7,825	7,451
United States Treasury Note/Bond	3.125%	8/31/2027	6,788	6,749
United States Treasury Note/Bond	3.625%	8/31/2027	19,328	19,371
United States Treasury Note/Bond	3.375%	9/15/2027	7,144	7,131
United States Treasury Note/Bond	0.375%	9/30/2027	8,525	8,080
United States Treasury Note/Bond	3.500%	9/30/2027	5,063	5,065
United States Treasury Note/Bond	4.125%	9/30/2027	7,865	7,949
United States Treasury Note/Bond	3.875%	10/15/2027	13,437	13,527
United States Treasury Note/Bond	0.500%	10/31/2027	10,290	9,750
United States Treasury Note/Bond	3.500%	10/31/2027	11,659	11,662
United States Treasury Note/Bond	4.125%	10/31/2027	8,761	8,858
United States Treasury Note/Bond	2.250%	11/15/2027	7,302	7,140
United States Treasury Note/Bond	4.125%	11/15/2027	10,100	10,216
United States Treasury Note/Bond	0.625%	11/30/2027	8,128	7,703
United States Treasury Note/Bond	3.375%	11/30/2027	12,385	12,361
United States Treasury Note/Bond	3.875%	11/30/2027	7,007	7,057
United States Treasury Note/Bond	4.000%	12/15/2027	9,190	9,280
United States Treasury Note/Bond	0.625%	12/31/2027	11,360	10,739
United States Treasury Note/Bond	3.375%	12/31/2027	2,700	2,695
United States Treasury Note/Bond	3.875%	12/31/2027	6,060	6,105
United States Treasury Note/Bond	4.250%	1/15/2028	8,482	8,607
United States Treasury Note/Bond	0.750%	1/31/2028	12,760	12,065
United States Treasury Note/Bond	3.500%	1/31/2028	7,650	7,652
United States Treasury Note/Bond	2.750%	2/15/2028	9,790	9,642
United States Treasury Note/Bond	4.250%	2/15/2028	8,972	9,110
United States Treasury Note/Bond	1.125%	2/29/2028	12,968	12,335
United States Treasury Note/Bond	4.000%	2/29/2028	7,787	7,868
United States Treasury Note/Bond	3.875%	3/15/2028	10,091	10,172
United States Treasury Note/Bond	1.250%	3/31/2028	12,036	11,456

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.625%	3/31/2028	6,846	6,864
United States Treasury Note/Bond	3.750%	4/15/2028	10,598	10,654
United States Treasury Note/Bond	1.250%	4/30/2028	8,864	8,420
United States Treasury Note/Bond	3.500%	4/30/2028	6,803	6,802
United States Treasury Note/Bond	2.875%	5/15/2028	11,755	11,587
United States Treasury Note/Bond	3.750%	5/15/2028	16,354	16,444
United States Treasury Note/Bond	1.250%	5/31/2028	10,615	10,065
United States Treasury Note/Bond	3.625%	5/31/2028	8,293	8,315
United States Treasury Note/Bond	3.875%	6/15/2028	14,606	14,733
United States Treasury Note/Bond	1.250%	6/30/2028	9,941	9,409
United States Treasury Note/Bond	4.000%	6/30/2028	8,012	8,106
United States Treasury Note/Bond	3.875%	7/15/2028	8,661	8,735
United States Treasury Note/Bond	1.000%	7/31/2028	12,705	11,921
United States Treasury Note/Bond	4.125%	7/31/2028	6,769	6,870
United States Treasury Note/Bond	2.875%	8/15/2028	14,966	14,726
United States Treasury Note/Bond	3.625%	8/15/2028	12,876	12,910
United States Treasury Note/Bond	5.500%	8/15/2028	325	340
United States Treasury Note/Bond	1.125%	8/31/2028	13,987	13,140
United States Treasury Note/Bond	4.375%	8/31/2028	7,007	7,156
United States Treasury Note/Bond	3.375%	9/15/2028	6,898	6,871
United States Treasury Note/Bond	1.250%	9/30/2028	13,792	12,975
United States Treasury Note/Bond	4.625%	9/30/2028	8,643	8,888
United States Treasury Note/Bond	3.500%	10/15/2028	14,000	13,988
United States Treasury Note/Bond	1.375%	10/31/2028	10,725	10,105
United States Treasury Note/Bond	4.875%	10/31/2028	9,193	9,519
United States Treasury Note/Bond	3.125%	11/15/2028	15,153	14,984
United States Treasury Note/Bond	3.500%	11/15/2028	10,140	10,129
United States Treasury Note/Bond	5.250%	11/15/2028	3,402	3,551
United States Treasury Note/Bond	1.500%	11/30/2028	10,095	9,528
United States Treasury Note/Bond	4.375%	11/30/2028	10,440	10,678
United States Treasury Note/Bond	1.375%	12/31/2028	10,224	9,599
United States Treasury Note/Bond	3.750%	12/31/2028	10,709	10,770
United States Treasury Note/Bond	1.750%	1/31/2029	9,863	9,345
United States Treasury Note/Bond	4.000%	1/31/2029	11,055	11,197
United States Treasury Note/Bond	2.625%	2/15/2029	10,333	10,046
United States Treasury Note/Bond	1.875%	2/28/2029	8,640	8,207
United States Treasury Note/Bond	4.250%	2/28/2029	11,636	11,873
United States Treasury Note/Bond	2.375%	3/31/2029	10,920	10,523
United States Treasury Note/Bond	4.125%	3/31/2029	10,214	10,386
United States Treasury Note/Bond	2.875%	4/30/2029	9,400	9,194
United States Treasury Note/Bond	4.625%	4/30/2029	12,714	13,128
United States Treasury Note/Bond	2.375%	5/15/2029	8,871	8,532
United States Treasury Note/Bond	2.750%	5/31/2029	8,802	8,568
United States Treasury Note/Bond	4.500%	5/31/2029	13,504	13,895
United States Treasury Note/Bond	3.250%	6/30/2029	10,170	10,056
United States Treasury Note/Bond	4.250%	6/30/2029	12,477	12,745
United States Treasury Note/Bond	2.625%	7/31/2029	6,550	6,337
United States Treasury Note/Bond	4.000%	7/31/2029	10,401	10,537
United States Treasury Note/Bond	1.625%	8/15/2029	4,620	4,314
United States Treasury Note/Bond	3.125%	8/31/2029	5,835	5,737
United States Treasury Note/Bond	3.625%	8/31/2029	13,505	13,508
United States Treasury Note/Bond	3.500%	9/30/2029	12,655	12,600
United States Treasury Note/Bond	3.875%	9/30/2029	6,802	6,862
United States Treasury Note/Bond	4.000%	10/31/2029	5,925	6,004
United States Treasury Note/Bond	4.125%	10/31/2029	11,654	11,857
United States Treasury Note/Bond	1.750%	11/15/2029	2,351	2,196
United States Treasury Note/Bond	3.875%	11/30/2029	5,971	6,022
United States Treasury Note/Bond	4.125%	11/30/2029	11,735	11,940
United States Treasury Note/Bond	3.875%	12/31/2029	6,303	6,358
United States Treasury Note/Bond	4.375%	12/31/2029	11,824	12,143
United States Treasury Note/Bond	3.500%	1/31/2030	4,790	4,764
United States Treasury Note/Bond	4.250%	1/31/2030	12,208	12,483
United States Treasury Note/Bond	1.500%	2/15/2030	8,994	8,263
United States Treasury Note/Bond	4.000%	2/28/2030	16,026	16,235
United States Treasury Note/Bond	3.625%	3/31/2030	4,725	4,718
United States Treasury Note/Bond	4.000%	3/31/2030	9,965	10,096
United States Treasury Note/Bond	3.500%	4/30/2030	5,295	5,259
United States Treasury Note/Bond	3.875%	4/30/2030	9,893	9,973
United States Treasury Note/Bond	0.625%	5/15/2030	13,704	12,029
United States Treasury Note/Bond	6.250%	5/15/2030	1,350	1,486

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.750%	5/31/2030	5,680	5,696
United States Treasury Note/Bond	4.000%	5/31/2030	9,460	9,584
United States Treasury Note/Bond	3.750%	6/30/2030	4,600	4,613
United States Treasury Note/Bond	3.875%	6/30/2030	16,388	16,516
United States Treasury Note/Bond	3.875%	7/31/2030	9,636	9,711
United States Treasury Note/Bond	4.000%	7/31/2030	5,944	6,021
United States Treasury Note/Bond	0.625%	8/15/2030	18,277	15,908
United States Treasury Note/Bond	3.625%	8/31/2030	16,543	16,490
United States Treasury Note/Bond	4.125%	8/31/2030	5,681	5,784
United States Treasury Note/Bond	3.625%	9/30/2030	12,466	12,423
United States Treasury Note/Bond	4.625%	9/30/2030	6,192	6,437
United States Treasury Note/Bond	3.625%	10/31/2030	10,339	10,300
United States Treasury Note/Bond	4.875%	10/31/2030	5,840	6,137
United States Treasury Note/Bond	0.875%	11/15/2030	19,136	16,732
United States Treasury Note/Bond	3.500%	11/30/2030	16,521	16,362
United States Treasury Note/Bond	4.375%	11/30/2030	6,405	6,592
United States Treasury Note/Bond	3.625%	12/31/2030	8,580	8,542
United States Treasury Note/Bond	3.750%	12/31/2030	7,613	7,621
United States Treasury Note/Bond	4.000%	1/31/2031	7,012	7,096
United States Treasury Note/Bond	1.125%	2/15/2031	15,708	13,834
United States Treasury Note/Bond	5.375%	2/15/2031	1,540	1,653
United States Treasury Note/Bond	4.250%	2/28/2031	7,708	7,889
United States Treasury Note/Bond	4.125%	3/31/2031	8,407	8,554
United States Treasury Note/Bond	4.625%	4/30/2031	7,993	8,325
United States Treasury Note/Bond	1.625%	5/15/2031	18,109	16,230
United States Treasury Note/Bond	4.625%	5/31/2031	7,766	8,089
United States Treasury Note/Bond	4.250%	6/30/2031	7,912	8,097
United States Treasury Note/Bond	4.125%	7/31/2031	8,081	8,217
United States Treasury Note/Bond	1.250%	8/15/2031	19,802	17,259
United States Treasury Note/Bond	3.750%	8/31/2031	8,622	8,599
United States Treasury Note/Bond	3.625%	9/30/2031	8,470	8,391
United States Treasury Note/Bond	4.125%	10/31/2031	8,361	8,495
United States Treasury Note/Bond	1.375%	11/15/2031	19,578	17,063
United States Treasury Note/Bond	4.125%	11/30/2031	8,420	8,552
United States Treasury Note/Bond	4.500%	12/31/2031	7,457	7,723
United States Treasury Note/Bond	4.375%	1/31/2032	7,992	8,220
United States Treasury Note/Bond	1.875%	2/15/2032	17,928	16,001
United States Treasury Note/Bond	4.125%	2/29/2032	7,463	7,573
United States Treasury Note/Bond	4.125%	3/31/2032	8,327	8,447
United States Treasury Note/Bond	4.000%	4/30/2032	6,629	6,677
United States Treasury Note/Bond	2.875%	5/15/2032	17,963	16,947
United States Treasury Note/Bond	4.125%	5/31/2032	6,720	6,814
United States Treasury Note/Bond	4.000%	6/30/2032	10,087	10,154
United States Treasury Note/Bond	4.000%	7/31/2032	9,469	9,526
United States Treasury Note/Bond	2.750%	8/15/2032	18,460	17,220
United States Treasury Note/Bond	3.875%	8/31/2032	10,091	10,073
United States Treasury Note/Bond	3.875%	9/30/2032	8,628	8,609
United States Treasury Note/Bond	3.750%	10/31/2032	9,380	9,285
United States Treasury Note/Bond	4.125%	11/15/2032	17,269	17,480
United States Treasury Note/Bond	3.750%	11/30/2032	12,735	12,599
United States Treasury Note/Bond	3.875%	12/31/2032	10,030	9,995
United States Treasury Note/Bond	3.500%	2/15/2033	16,353	15,904
United States Treasury Note/Bond	3.375%	5/15/2033	17,348	16,694
United States Treasury Note/Bond	3.875%	8/15/2033	18,932	18,794
United States Treasury Note/Bond	4.500%	11/15/2033	19,977	20,646
United States Treasury Note/Bond	4.000%	2/15/2034	20,020	19,981
United States Treasury Note/Bond	4.375%	5/15/2034	20,946	21,431
United States Treasury Note/Bond	3.875%	8/15/2034	20,908	20,607
United States Treasury Note/Bond	4.250%	11/15/2034	21,383	21,636
United States Treasury Note/Bond	4.625%	2/15/2035	19,215	19,969
United States Treasury Note/Bond	4.250%	5/15/2035	17,556	17,726
United States Treasury Note/Bond	4.250%	8/15/2035	20,584	20,758
United States Treasury Note/Bond	4.000%	11/15/2035	12,365	12,203
United States Treasury Note/Bond	3.500%	2/15/2039	890	812
United States Treasury Note/Bond	4.250%	5/15/2039	1,318	1,292
United States Treasury Note/Bond	4.500%	8/15/2039	2,593	2,600
United States Treasury Note/Bond	4.375%	11/15/2039	3,909	3,860
United States Treasury Note/Bond	4.625%	2/15/2040	3,784	3,830
United States Treasury Note/Bond	1.125%	5/15/2040	8,174	5,196
United States Treasury Note/Bond	4.375%	5/15/2040	2,269	2,235

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.125%	8/15/2040	10,182	6,405
United States Treasury Note/Bond	3.875%	8/15/2040	3,040	2,819
United States Treasury Note/Bond	1.375%	11/15/2040	9,974	6,485
United States Treasury Note/Bond	4.250%	11/15/2040	2,770	2,677
United States Treasury Note/Bond	1.875%	2/15/2041	11,798	8,254
United States Treasury Note/Bond	4.750%	2/15/2041	2,706	2,759
United States Treasury Note/Bond	2.250%	5/15/2041	9,381	6,912
United States Treasury Note/Bond	4.375%	5/15/2041	2,704	2,639
United States Treasury Note/Bond	1.750%	8/15/2041	12,566	8,496
United States Treasury Note/Bond	3.750%	8/15/2041	2,790	2,519
United States Treasury Note/Bond	2.000%	11/15/2041	11,218	7,842
United States Treasury Note/Bond	3.125%	11/15/2041	1,801	1,492
United States Treasury Note/Bond	2.375%	2/15/2042	8,961	6,608
United States Treasury Note/Bond	3.125%	2/15/2042	2,081	1,714
United States Treasury Note/Bond	3.000%	5/15/2042	2,120	1,709
United States Treasury Note/Bond	3.250%	5/15/2042	7,780	6,501
United States Treasury Note/Bond	2.750%	8/15/2042	2,895	2,238
United States Treasury Note/Bond	3.375%	8/15/2042	6,522	5,521
United States Treasury Note/Bond	2.750%	11/15/2042	3,626	2,791
United States Treasury Note/Bond	4.000%	11/15/2042	6,447	5,919
United States Treasury Note/Bond	3.125%	2/15/2043	3,380	2,740
United States Treasury Note/Bond	3.875%	2/15/2043	6,758	6,093
United States Treasury Note/Bond	2.875%	5/15/2043	5,245	4,078
United States Treasury Note/Bond	3.875%	5/15/2043	6,383	5,737
United States Treasury Note/Bond	3.625%	8/15/2043	4,680	4,047
United States Treasury Note/Bond	4.375%	8/15/2043	7,145	6,837
United States Treasury Note/Bond	3.750%	11/15/2043	4,185	3,674
United States Treasury Note/Bond	4.750%	11/15/2043	6,750	6,763
United States Treasury Note/Bond	3.625%	2/15/2044	4,238	3,645
United States Treasury Note/Bond	4.500%	2/15/2044	6,978	6,764
United States Treasury Note/Bond	3.375%	5/15/2044	4,726	3,907
United States Treasury Note/Bond	4.625%	5/15/2044	7,094	6,979
United States Treasury Note/Bond	3.125%	8/15/2044	4,848	3,845
United States Treasury Note/Bond	4.125%	8/15/2044	7,083	6,514
United States Treasury Note/Bond	3.000%	11/15/2044	4,203	3,258
United States Treasury Note/Bond	4.625%	11/15/2044	7,572	7,435
United States Treasury Note/Bond	2.500%	2/15/2045	5,559	3,943
United States Treasury Note/Bond	4.750%	2/15/2045	7,160	7,138
United States Treasury Note/Bond	3.000%	5/15/2045	2,574	1,984
United States Treasury Note/Bond	5.000%	5/15/2045	9,641	9,916
United States Treasury Note/Bond	2.875%	8/15/2045	2,999	2,254
United States Treasury Note/Bond	4.875%	8/15/2045	8,839	8,943
United States Treasury Note/Bond	3.000%	11/15/2045	1,865	1,428
United States Treasury Note/Bond	4.625%	11/15/2045	8,676	8,494
United States Treasury Note/Bond	2.500%	2/15/2046	3,877	2,704
United States Treasury Note/Bond	2.500%	5/15/2046	4,692	3,260
United States Treasury Note/Bond	2.250%	8/15/2046	3,811	2,511
United States Treasury Note/Bond	2.875%	11/15/2046	2,270	1,679
United States Treasury Note/Bond	3.000%	2/15/2047	4,690	3,537
United States Treasury Note/Bond	3.000%	5/15/2047	3,973	2,988
United States Treasury Note/Bond	2.750%	8/15/2047	6,397	4,578
United States Treasury Note/Bond	2.750%	11/15/2047	6,573	4,691
United States Treasury Note/Bond	3.000%	2/15/2048	7,889	5,883
United States Treasury Note/Bond	3.125%	5/15/2048	8,260	6,288
United States Treasury Note/Bond	3.000%	8/15/2048	8,724	6,474
United States Treasury Note/Bond	3.375%	11/15/2048	9,288	7,365
United States Treasury Note/Bond	3.000%	2/15/2049	9,370	6,919
United States Treasury Note/Bond	2.875%	5/15/2049	9,325	6,705
United States Treasury Note/Bond	2.250%	8/15/2049	9,068	5,702
United States Treasury Note/Bond	2.375%	11/15/2049	7,648	4,924
United States Treasury Note/Bond	2.000%	2/15/2050	9,042	5,315
United States Treasury Note/Bond	1.250%	5/15/2050	9,901	4,751
United States Treasury Note/Bond	1.375%	8/15/2050	11,626	5,729
United States Treasury Note/Bond	1.625%	11/15/2050	11,796	6,210
United States Treasury Note/Bond	1.875%	2/15/2051	13,254	7,422
United States Treasury Note/Bond	2.375%	5/15/2051	13,750	8,683
United States Treasury Note/Bond	2.000%	8/15/2051	13,575	7,798
United States Treasury Note/Bond	1.875%	11/15/2051	12,120	6,717
United States Treasury Note/Bond	2.250%	2/15/2052	11,332	6,893
United States Treasury Note/Bond	2.875%	5/15/2052	10,830	7,588

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/2052	10,308	7,400
	United States Treasury Note/Bond	4.000%	11/15/2052	9,701	8,434
	United States Treasury Note/Bond	3.625%	2/15/2053	9,754	7,916
	United States Treasury Note/Bond	3.625%	5/15/2053	10,480	8,499
	United States Treasury Note/Bond	4.125%	8/15/2053	10,763	9,552
	United States Treasury Note/Bond	4.750%	11/15/2053	11,102	10,923
	United States Treasury Note/Bond	4.250%	2/15/2054	11,481	10,406
	United States Treasury Note/Bond	4.625%	5/15/2054	11,671	11,268
	United States Treasury Note/Bond	4.250%	8/15/2054	12,080	10,952
	United States Treasury Note/Bond	4.500%	11/15/2054	11,387	10,769
	United States Treasury Note/Bond	4.625%	2/15/2055	11,371	10,984
	United States Treasury Note/Bond	4.750%	5/15/2055	12,254	12,076
	United States Treasury Note/Bond	4.750%	8/15/2055	12,281	12,108
	United States Treasury Note/Bond	4.625%	11/15/2055	13,425	12,969
					2,506,393
Agency Bonds and Notes (0.4%)
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/2027	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/2027	2,000	2,025
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/2028	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/2028	100	102
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/2028	93	95
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/2029	108	107
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/2030	100	101
	Federal Home Loan Banks	4.125%	1/15/2027	225	226
	Federal Home Loan Banks	4.000%	3/10/2027	225	226
	Federal Home Loan Banks	4.750%	4/9/2027	200	203
	Federal Home Loan Banks	3.875%	6/4/2027	170	171
	Federal Home Loan Banks	3.500%	9/9/2027	275	275
	Federal Home Loan Banks	4.000%	6/30/2028	450	455
	Federal Home Loan Banks	3.250%	11/16/2028	315	312
	Federal Home Loan Banks	4.750%	12/8/2028	50	52
	Federal Home Loan Banks	4.625%	6/8/2029	370	382
	Federal Home Loan Banks	4.750%	3/10/2034	45	47
	Federal Home Loan Banks	5.500%	7/15/2036	1,400	1,538
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	127	140
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,736
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	1,102	1,247
[1]	Federal National Mortgage Association	0.750%	10/8/2027	1,000	953
[1]	Federal National Mortgage Association	6.250%	5/15/2029	175	189
[1]	Federal National Mortgage Association	7.125%	1/15/2030	925	1,044
[1]	Federal National Mortgage Association	7.250%	5/15/2030	300	343
[1]	Federal National Mortgage Association	0.875%	8/5/2030	1,400	1,233
[1]	Federal National Mortgage Association	6.625%	11/15/2030	720	811
[1]	Federal National Mortgage Association	5.625%	7/15/2037	275	304
	Private Export Funding Corp.	1.400%	7/15/2028	175	165
	Private Export Funding Corp.	3.650%	3/15/2030	100	99
	Tennessee Valley Authority	3.875%	3/15/2028	375	378
	Tennessee Valley Authority	7.125%	5/1/2030	1,000	1,132
	Tennessee Valley Authority	3.875%	8/1/2030	145	146
	Tennessee Valley Authority	1.500%	9/15/2031	550	482
	Tennessee Valley Authority	4.375%	8/1/2034	152	153
	Tennessee Valley Authority	4.875%	5/15/2035	241	249
	Tennessee Valley Authority	4.650%	6/15/2035	175	179
	Tennessee Valley Authority	5.880%	4/1/2036	250	279
	Tennessee Valley Authority	5.500%	6/15/2038	100	109
	Tennessee Valley Authority	5.250%	9/15/2039	512	541
	Tennessee Valley Authority	4.875%	1/15/2048	100	96
	Tennessee Valley Authority	5.250%	2/1/2055	200	198
	Tennessee Valley Authority	5.375%	4/1/2056	50	50
	Tennessee Valley Authority	4.625%	9/15/2060	180	160
	Tennessee Valley Authority	4.250%	9/15/2065	200	164
					19,062
Conventional Mortgage-Backed Securities (19.4%)
[1,2]	Fannie Mae Pool	6.500%	9/1/2032	7	7
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	117	112
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	1,950	1,892
[1,2]	Freddie Mac Gold Pool	3.000%	5/1/2029–8/1/2047	5,922	5,563
[1,2]	Freddie Mac Gold Pool	3.500%	2/1/2026–11/1/2048	12,941	12,265
[1,2]	Freddie Mac Gold Pool	4.000%	4/1/2026–11/1/2048	6,831	6,636

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2039–10/1/2048	3,496	3,495
[1,2]	Freddie Mac Gold Pool	5.000%	2/1/2026–11/1/2048	845	857
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/2028–7/1/2039	333	345
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/2028–3/1/2039	420	445
[1,2]	Freddie Mac Gold Pool	7.000%	2/1/2026–2/1/2037	33	34
[1,2]	Freddie Mac Gold Pool	8.500%	10/1/2026–11/1/2030	1	1
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/2027–5/1/2030	1	1
[2,3]	Ginnie Mae	2.000%	1/15/2055	600	497
[2,3]	Ginnie Mae	3.000%	1/15/2055	400	360
[2,3]	Ginnie Mae	3.500%	1/15/2055	2,030	1,845
[2,3]	Ginnie Mae	4.000%	1/15/2055	400	377
[2,3]	Ginnie Mae	4.500%	1/22/2056	1,560	1,520
[2,3]	Ginnie Mae	5.000%	1/15/2055	5,040	5,028
[2,3]	Ginnie Mae	5.500%	1/15/2055	1,540	1,555
[2]	Ginnie Mae I Pool	3.000%	9/15/2042–7/15/2043	598	550
[2]	Ginnie Mae I Pool	3.500%	2/15/2026–9/15/2049	787	741
[2]	Ginnie Mae I Pool	4.000%	6/15/2026–11/15/2047	824	795
[2]	Ginnie Mae I Pool	4.500%	7/15/2033–3/15/2041	838	840
[2]	Ginnie Mae I Pool	5.000%	5/15/2034–4/15/2041	559	572
[2]	Ginnie Mae I Pool	6.000%	6/15/2032–3/15/2040	36	36
[2]	Ginnie Mae I Pool	6.500%	8/15/2027–12/15/2038	43	45
[2]	Ginnie Mae I Pool	7.000%	7/15/2027–10/15/2031	9	9
[2]	Ginnie Mae I Pool	7.500%	2/15/2027–1/15/2031	3	3
[2]	Ginnie Mae I Pool	8.000%	5/15/2026–10/15/2030	2	2
[2]	Ginnie Mae II Pool	1.500%	12/20/2051	873	693
[2]	Ginnie Mae II Pool	2.000%	8/20/2050–6/20/2052	28,440	23,559
[2]	Ginnie Mae II Pool	2.500%	6/20/2027–5/20/2052	28,760	24,844
[2]	Ginnie Mae II Pool	3.000%	7/20/2029–5/20/2053	28,055	25,432
[2]	Ginnie Mae II Pool	3.500%	7/20/2026–2/20/2055	21,992	20,535
[2]	Ginnie Mae II Pool	4.000%	2/20/2026–5/20/2055	17,143	16,455
[2]	Ginnie Mae II Pool	4.500%	2/20/2039–11/20/2055	22,435	22,028
[2]	Ginnie Mae II Pool	5.000%	12/20/2032–5/20/2055	29,691	29,762
[2]	Ginnie Mae II Pool	5.500%	11/20/2052–12/20/2055	38,987	39,496
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–12/20/2055	23,689	24,255
[2]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	6,997	7,270
[2]	Ginnie Mae II Pool	7.000%	8/20/2036–9/20/2054	1,188	1,227
[2]	Ginnie Mae II Pool	7.500%	2/20/2054	80	82
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	37,142	30,818
[1,2,3]	UMBS Pool	2.000%	11/1/2027–1/15/2055	161,643	135,268
[1,2,3]	UMBS Pool	2.500%	1/1/2027–1/15/2055	111,835	96,737
[1,2,3]	UMBS Pool	3.000%	12/1/2028–2/12/2056	70,080	63,351
[1,2,3]	UMBS Pool	3.500%	1/1/2026–2/15/2056	38,091	35,738
[1,2,3]	UMBS Pool	4.000%	7/1/2026–2/12/2056	37,671	36,251
[1,2,3]	UMBS Pool	4.500%	4/1/2028–4/1/2055	37,164	36,691
[1,2,3]	UMBS Pool	5.000%	3/1/2028–1/1/2056	63,809	64,102
[1,2,3]	UMBS Pool	5.500%	11/1/2031–10/1/2055	93,486	95,396
[1,2,3]	UMBS Pool	6.000%	6/1/2028–11/1/2055	84,173	86,974
[1,2,3]	UMBS Pool	6.500%	11/1/2052–8/1/2055	34,718	36,309
[1,2]	UMBS Pool	7.000%	7/1/2026–8/1/2055	5,778	6,101
[1,2]	UMBS Pool	7.500%	4/1/2026–1/1/2054	274	292
[1,2]	UMBS Pool	8.500%	12/1/2026–4/1/2031	1	1
					1,006,095
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.098%	12/1/2041	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.068%	7/1/2036	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.328%	3/1/2043	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	6.308%	9/1/2043	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.282%	7/1/2043	13	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.651%	6.400%	8/1/2035	12	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	4	4

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	10	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.495%	12/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.451%	10/1/2042	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.491%	8/1/2039	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.495%	9/1/2043	7	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.724%	5/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	13	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.644%	7/1/2042	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.684%	5/1/2042	1	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.625%	3/1/2042	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.410%	8/1/2042	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.740%	3/1/2042	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.298%	11/1/2039	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2041	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.292%	12/1/2041	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	2/1/2041	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.659%	3/1/2041	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.534%	11/1/2034	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.641%	4/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.068%	11/1/2034	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.663%	10/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.015%	12/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.040%	12/1/2034	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.628%	2/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.118%	12/1/2036	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.680%	2/1/2042	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.230%	5/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.847%	5/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.880%	1/1/2041	1	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.349%	11/1/2040	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.815%	2/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.897%	6/1/2037	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2042	38	40
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2038–8/20/2041	12	12
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	56	57
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	12/20/2039–12/20/2040	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	1	1
					509
Total U.S. Government and Agency Obligations (Cost $3,738,658)					3,532,059
Asset-Backed/Commercial Mortgage-Backed Securities (2.1%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/2027	12	12
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	29	29
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/2028	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/2030	35	35
[2]	Ally Auto Receivables Trust Class A4 Series 2025-1	4.080%	6/16/2031	100	101
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/2028	275	276
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/2030	75	77
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/2028	200	202
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	200	207
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/2029	400	408
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/2031	220	229
[2]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/2029	125	127
[2]	American Express Credit Account Master Trust Class A Series 2025-4	4.300%	7/15/2030	50	51
[2]	American Express Credit Account Master Trust Class A Series 2025-5	4.510%	7/15/2032	60	61
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	15	15
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/2028	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/2029	200	203
[2]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/2030	100	101
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/2028	200	201
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/2060	16	16
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/2061	100	100
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/2061	75	71
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/2062	170	161
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	180	170
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	150	142
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/2060	45	45
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	98	97
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	150	147
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/2054	149	147
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/2061	125	125
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/2061	46	46
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/2060	100	100
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	110	110
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	125	124
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/2052	100	98
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/2062	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/2062	290	275
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/2063	175	161
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/2063	50	45
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/2053	50	44
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/2053	75	66
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/2054	50	44
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/2056	100	105
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/2060	150	148
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/2060	404	400
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	75	74
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/2061	250	248
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/2061	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/2052	100	95
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/2063	200	186

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/2063	150	134
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/2054	75	69
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/2064	50	45
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/2063	150	133
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	100	89
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/2064	125	112
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/2064	125	112
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	175	172
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/2056	50	51
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	220	233
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	275	280
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/2060	100	98
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/2060	404	397
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/2060	75	73
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/2050	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK12	4.341%	5/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/2060	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/2052	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/2062	50	46
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/2052	75	71
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/2052	75	68
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/2062	75	70
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/2063	65	60
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/2063	55	50
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/2063	50	44
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/2054	25	22
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/2064	50	44
[2]	BANK Class AS Series 2022-BNK39	3.181%	2/15/2055	7	6
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/2056	25	26
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	250	254
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/2061	20	19
[2,4]	BANK Class C Series 2017-BNK8	4.090%	11/15/2050	50	42
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	72	72
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/2050	28	28
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/2056	100	105
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/2056	50	53
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	100	104
[2,4]	BANK5 Class AS Series 2023-5YR2	7.140%	7/15/2056	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.315%	9/15/2056	50	53
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	250	244
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	150	143
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/2052	275	261
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/2052	25	23
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/2052	100	95
[2]	Barclays Dryrock Issuance Trust Class A Series 2025-1	3.970%	7/15/2031	110	110
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/2057	320	335
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/2050	125	124
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	100	93
[2]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/2062	100	104
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	125	124
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/2053	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	125	111
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/2054	100	90
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	150	135
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/2055	200	182
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/2056	50	52
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/2056	100	108
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	50	56
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	50	52
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	200	214
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	100	104
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	450	473
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	100	106
[2,4]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	100	105
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C39	5.297%	12/15/2058	400	413
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/2050	100	98
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/2053	35	32

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.296%	9/15/2056	50	54
[2]	BBCMS Mortgage Trust Class AS Series 2025-C39	5.492%	12/15/2058	80	82
[2,4]	BBCMS Mortgage Trust Class B Series 2025-C39	5.808%	12/15/2058	30	31
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	149	136
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/2053	27	25
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/2043	125	109
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/2055	75	77
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/2056	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/2057	50	52
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	200	206
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/2058	250	263
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/2051	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/2051	50	50
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/2053	175	176
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/2062	80	78
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/2057	280	266
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	100	99
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/2051	325	322
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/2051	225	224
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/2051	350	349
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/2052	125	124
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/2062	225	213
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/2072	230	216
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/2052	105	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	100	93
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/2053	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/2053	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/2053	125	111
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/2054	225	198
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/2054	75	68
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/2054	200	179
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/2055	275	246
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/2055	75	70
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/2055	50	47
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	100	98
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/2056	175	185
[2]	Benchmark Mortgage Trust Class A5 Series 2025-B41	5.407%	7/15/2068	54	56
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/2051	50	49
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/2051	75	73
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/2062	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/2053	25	23
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/2051	150	145
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/2051	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/2052	50	49
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/2052	75	69
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/2053	30	26
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/2053	25	21
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/2053	10	9
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/2043	50	42
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/2054	75	63
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/2054	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.409%	1/15/2055	75	66
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/2056	50	53
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/2055	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/2056	60	63
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/2057	100	103
[2]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	26	27
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/2056	400	419
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	50	52
[2,4]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	100	104
[2]	BMO Mortgage Trust Class A3 Series 2025-5C13	5.227%	12/15/2058	90	93
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/2055	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/2054	200	206
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/2056	50	51
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/2056	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/2056	100	106
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	100	104
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	90	95
[2]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	200	211
[2]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	350	361
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.117%	8/15/2056	300	317
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/2056	40	43
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.244%	11/15/2056	200	212
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/2056	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/2056	200	220
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/2057	300	318
[2]	BMO Mortgage Trust Class AS Series 2025-5C13	5.575%	12/15/2058	60	62
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.018%	5/15/2057	300	313
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	55	55
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/2027	90	90
[2]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	200	202
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/2027	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	95	95
[2]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	50	51
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/2028	11	11
[2]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/2029	125	126
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/2029	7	7
[2]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/2032	75	76
[2]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/2028	43	44
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/2053	135	127
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/2052	125	123
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/2052	140	133
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/2053	60	54
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/2028	300	301
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A1	3.820%	9/15/2030	326	326
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A2	4.020%	9/15/2032	147	147
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A3	4.650%	10/15/2037	420	420
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/2030	450	424
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/2028	300	297
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/2027	6	6
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/2027	10	10
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/2028	10	10
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/2029	90	91
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/2027	50	50
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/2028	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	40	41
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	35	35
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/2028	45	45
[2]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/2029	250	253
[2]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	100	101
[2]	CarMax Auto Owner Trust Class A3 Series 2025-4	3.970%	12/16/2030	50	50
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/2027	39	39
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/2029	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/2029	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/2029	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	80	81
[2]	CarMax Auto Owner Trust Class A4 Series 2025-3	4.470%	1/15/2031	100	101
[2]	CarMax Auto Owner Trust Class A4 Series 2025-4	4.080%	6/16/2031	30	30
[2]	CarMax Select Receivables Trust Class A3 Series 2025-B	4.120%	3/15/2030	30	30
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P2	4.550%	8/12/2030	200	202
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P3	4.040%	11/11/2030	60	60
[2]	Carvana Auto Receivables Trust Class A4 Series 2025-P2	4.750%	6/10/2031	116	118
[2]	Carvana Auto Receivables Trust Class B Series 2025-P4	4.590%	1/12/2032	50	50
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/2057	38	36
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	150	148
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/2049	100	98
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	144	141
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/2051	75	75
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/2057	450	422
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/2050	125	123

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	75	73
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/2050	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/2050	17	17
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/2051	5	5
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	74	74
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/2050	50	49
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/2058	100	99
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/2050	250	247
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/2050	50	49
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/2028	120	121
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/2030	100	103
[2]	Chase Issuance Trust Class A Series 2024-A1	4.600%	1/16/2029	200	202
[2]	Chase Issuance Trust Class A Series 2024-A2	4.630%	1/15/2031	100	103
[2]	Chase Issuance Trust Class A Series 2025-A1	4.160%	7/15/2030	1,250	1,262
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/2030	150	152
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/2032	100	102
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/2039	100	110
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/2030	200	201
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/2049	150	149
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/2050	83	82
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	17	16
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/2049	125	125
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/2049	12	12
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/2049	75	74
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	250	247
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	275	274
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/2052	275	259
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/2049	190	189
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/2056	225	214
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/2053	110	102
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.579%	5/15/2054	75	75
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/2050	50	49
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/2053	45	41
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/2048	44	42
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	10	10
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/2028	33	33
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/2029	40	41
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/2029	42	42
[2]	CNH Equipment Trust Class A3 Series 2025-B	4.300%	10/15/2030	100	101
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/2032	50	50
[2]	CNH Equipment Trust Class A4 Series 2025-B	4.430%	1/18/2033	100	101
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/2050	35	35
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/2051	125	123
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/2057	115	109
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/2046	16	15
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/2057	50	47
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/2046	25	10
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	3.913%	2/10/2047	10	10
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/2052	275	267
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/2054	250	231
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/2050	150	148
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/2051	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/2052	225	222
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/2050	150	146
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/2050	50	49
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/2051	275	274
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/2054	50	45
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.833%	4/15/2050	36	34
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	3.798%	8/15/2048	50	47
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/2051	100	100
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/2049	75	75
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	50	45
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/2050	50	48
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/2028	300	300
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/2028	275	276
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	40	40
[2]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/2028	150	150
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/2030	100	100
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/2029	20	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Exeter Automobile Receivables Trust Class B Series 2025-5A	4.280%	7/15/2030	140	140
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/2028	1	1
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/2028	13	13
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/2027	13	13
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/2028	22	22
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/2028	18	18
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/2031	27	25
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.626%	3/25/2033	200	166
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/2031	83	77
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/2027	45	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/2026	163	161
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.435%	9/25/2026	197	195
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.525%	9/25/2026	49	49
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/2026	22	22
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/2026	38	38
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/2026	117	117
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	37	37
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/2026	234	232
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.420%	10/25/2026	128	126
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.064%	6/25/2027	150	149
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.810%	11/25/2027	55	54
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.861%	2/25/2027	87	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.573%	12/25/2026	113	112
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.019%	4/25/2029	33	32
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	190	189
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	326	323
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.625%	8/25/2030	50	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.750%	9/25/2030	142	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.577%	8/25/2028	159	158
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	2.928%	1/25/2028	326	320
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.074%	2/25/2030	43	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.067%	3/25/2028	100	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.030%	3/25/2028	88	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.354%	7/25/2028	120	119
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.560%	9/25/2028	141	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	383	371
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	225	215
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.622%	11/25/2028	174	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	327	312
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/2031	254	248
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	182	179
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	177	173
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/2029	194	189
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/2029	950	894
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/2030	226	206
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/2030	100	89
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	243	220
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	106	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.323%	10/25/2030	258	228
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.386%	11/25/2030	60	53
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.457%	3/25/2031	225	196
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.598%	4/25/2031	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.738%	10/25/2031	275	240
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.468%	11/25/2030	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.245%	1/25/2031	225	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.668%	10/25/2031	325	283
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.928%	1/25/2032	225	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.531%	9/25/2031	75	66
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.707%	11/25/2031	100	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/2030	150	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	1.936%	12/25/2031	150	131
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.498%	4/25/2033	140	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.181%	7/25/2028	134	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M8	4.476%	3/25/2033	50	50
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.158%	11/25/2027	209	207
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-171	4.400%	5/30/2063	100	99
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K543	4.329%	6/25/2030	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	75	76
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K761	4.400%	6/25/2032	700	705
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K548	4.320%	9/25/2030	70	71
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Class A2 Series K762	4.360%	9/25/2032	1,500	1,507
[1,2]	Federal National Mortgage Association-ACES Class A2 Series 2025-M4	4.389%	8/25/2035	100	99
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	60	60
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/2031	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2025-B	4.230%	12/15/2028	200	201
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	150	152
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	100	101
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	19	19
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	28	29
[2]	Ford Credit Auto Owner Trust Class A3 Series 2025-B	3.910%	4/15/2030	120	120
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/2027	93	93
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/2028	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/2029	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/2029	260	265
[2]	Ford Credit Auto Owner Trust Class A4 Series 2025-B	3.950%	7/15/2031	40	40
[2]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2025-2	4.060%	9/15/2030	270	271
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/2030	100	100
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	100	102
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/2034	200	195
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/2034	300	304
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/2032	500	515
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/2028	42	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/2030	21	19
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/2030	12	11
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/2030	42	39
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/2055	96	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/2035	48	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/2026	126	125
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/2027	300	298
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/2027	433	430
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/2027	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/2027	500	496
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	125	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	194	192
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	225	223
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	225	224
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/2028	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/2028	350	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/2028	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/2028	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/2028	175	175
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/2028	350	350
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/2028	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	1,700	1,708
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/2028	275	274
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/2028	225	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	389	388
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	275	274
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/2029	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/2029	200	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/2029	450	445
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/2029	225	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	394	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/2029	275	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/2029	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/2029	225	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/2029	450	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/2029	210	201

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/2029	370	352
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/2029	350	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/2029	300	286
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/2030	445	418
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/2030	95	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/2030	1,300	1,209
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/2030	100	92
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/2030	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/2030	425	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/2030	25	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/2030	125	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/2030	320	286
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/2030	400	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/2030	300	267
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/2030	175	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/2030	150	134
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/2031	700	630
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/2031	250	228
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/2031	425	387
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/2031	250	227
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/2031	400	359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/2031	150	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/2031	400	356
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/2031	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/2031	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/2031	200	180
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/2031	125	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/2032	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/2032	100	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/2032	100	90
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/2032	700	669
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/2032	1,000	966
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/2031	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/2031	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/2034	225	199
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/2035	150	122
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/2035	225	178
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/2035	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/2035	100	80
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/2031	100	96
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/2036	200	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	150	120
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/2032	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/2033	75	75
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/2033	175	173
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/2030	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/2030	50	50
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/2033	140	141
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/2033	200	201
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/2033	100	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/2034	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/2034	205	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/2034	300	306
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-175	4.420%	10/25/2035	170	169
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/2028	140	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/2028	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/2028	100	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/2028	50	51
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/2029	150	156

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	150	156
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/2029	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/2029	200	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/2029	205	212
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/2029	124	126
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/2029	250	254
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/2029	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/2031	200	207
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/2026	59	59
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/2026	383	381
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/2027	100	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/2028	200	192
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/2028	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	95	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/2028	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/2028	150	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/2028	125	119
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/2030	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/2030	140	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/2030	200	203
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/2030	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/2031	225	228
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/2031	700	716
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/2032	50	51
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K763	4.170%	10/25/2032	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/2034	395	378
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/2034	225	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	335	296
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/2032	50	48
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/2033	200	193
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/2033	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/2029	50	47
[1,2,4]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/2030	650	658
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/2027	70	70
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	200	202
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-3	4.170%	8/21/2028	92	92
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/2028	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	65	65
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	100	101
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	38	38
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/2028	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	17	17
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/2029	100	101
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-3	4.180%	8/16/2030	100	101
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/2029	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/2029	200	204
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/2030	80	81
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/2030	100	102
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-3	4.300%	9/16/2031	25	25
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/2048	2	2
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/2049	75	75
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/2050	261	258
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/2052	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/2052	150	143
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/2052	275	259
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/2052	125	119
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/2047	10	10
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	125	118
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	75	69
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/2053	125	110
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/2049	50	49
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/2050	50	47
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/2050	100	96
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/2050	70	68

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/2052	50	47
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/2053	35	33
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/2053	25	22
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.431%	9/10/2047	25	24
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/2047	43	41
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/2050	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/2027	15	15
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/2028	31	32
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/2029	45	45
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/2030	17	17
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/2030	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/2031	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/2032	100	101
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	12	12
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	13	13
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	30	30
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2025-3	4.040%	2/21/2030	135	136
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/2029	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/2030	400	409
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2025-3	4.100%	11/21/2031	38	38
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	13	13
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	23	23
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/2028	39	39
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/2029	113	114
[2]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/2029	100	101
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/2028	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/2029	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/2030	150	153
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/2031	55	56
[2]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/2030	50	51
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/2027	39	39
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	19	19
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/2028	28	28
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/2028	79	80
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/2029	100	101
[2]	John Deere Owner Trust Class A3 Series 2025-B	4.170%	12/17/2029	100	101
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/2029	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/2029	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/2030	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/2030	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/2031	100	101
[2]	John Deere Owner Trust Class A4 Series 2025-B	4.340%	6/15/2032	50	51
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/2049	100	99
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/2049	12	12
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/2049	250	248
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/2049	75	74
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/2048	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/2047	3	3
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/2047	12	12
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	57	56
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/2047	22	22
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/2047	22	22
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/2047	75	73
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/2048	48	47
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.505%	2/15/2047	15	14
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/2048	27	26
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/2052	200	190
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/2050	100	98
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/2052	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/2050	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/2052	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/2049	75	75
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	225	225
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/2052	175	160
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	75	74
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/2053	50	43
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/2049	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/2050	50	49
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/2051	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-B	3.880%	4/16/2029	270	270
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/2031	125	127
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-B	3.930%	7/15/2031	150	150
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/2027	19	19
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/2028	34	34
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/2031	50	52
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/2030	60	60
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/2052	125	123
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/2049	111	111
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	150	148
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/2049	250	247
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/2050	150	149
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	300	317
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/2050	100	98
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/2048	50	47
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/2050	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/2052	45	44
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/2053	175	164
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/2049	100	98
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/2049	200	198
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/2049	200	198
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/2052	250	243
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/2052	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	200	191
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/2053	65	59
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	75	67
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/2050	150	149
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/2054	150	134
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.792%	4/15/2055	150	141
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/2049	83	79
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/2052	25	24
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/2053	25	23
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/2056	100	106
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	50	54
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/2056	50	53
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	43	43
[2]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	150	152
[2]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	100	101
[2]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/2028	200	203
[2]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	75	76
[2]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	100	101
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/2027	16	16
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/2029	50	51
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-B	3.990%	4/15/2030	190	191
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/2029	17	17
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/2030	200	205
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2025-B	4.020%	5/15/2031	150	150
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	7	7
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/2028	31	31
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	158	159
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	55	55
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/2029	76	77
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	100	100
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	200	201
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-4	4.170%	4/15/2030	230	231
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/2028	8	8
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/2028	12	12
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/2028	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/2029	50	51
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/2029	1,000	1,012
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/2029	37	37
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	22	22
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/2030	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/2030	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/2031	60	62
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/2031	50	52
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/2029	75	76
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	200	203
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/2030	250	254
[2]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	200	203

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/2031	200	203
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/2027	7	7
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/2027	17	17
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	27	27
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	31	32
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-C	4.110%	3/15/2030	100	101
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-D	3.840%	6/17/2030	120	120
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/2029	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/2029	225	229
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/2030	85	86
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-C	4.190%	1/15/2031	140	141
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-D	3.940%	2/17/2031	50	50
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/2050	91	90
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/2051	120	119
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/2050	100	99
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/2050	175	172
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	150	149
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/2051	175	175
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/2051	75	75
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/2051	225	226
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/2051	125	124
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/2051	275	272
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/2052	100	97
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/2052	125	119
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/2052	75	71
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/2050	100	98
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/2051	125	125
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/2051	100	99
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/2050	75	73
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/2050	62	60
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/2050	100	98
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/2051	75	74
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/2052	25	24
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/2029	175	175
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/2029	160	161
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/2029	50	51
[2]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/2029	300	302
[2]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/2030	100	101
[2]	Verizon Master Trust Class A1A Series 2025-7	3.960%	8/20/2031	100	100
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/2026	16	16
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	150	151
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/2028	40	40
[2]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	100	101
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/2028	30	30
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/2028	46	47
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/2029	120	121
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/2030	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2025-2	4.050%	9/20/2032	80	80
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/2049	150	148
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/2059	41	41
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	100	99
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/2057	200	209
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2025-5C7	5.203%	12/15/2058	300	309
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/2049	75	75
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/2049	162	161
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	150	149
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/2050	250	247
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/2051	275	274
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	200	200
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	75	75
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	150	151
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/2052	200	191
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/2052	200	191

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/2052	100	96
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/2053	50	45
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/2049	100	100
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/2050	192	190
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/2050	175	172
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/2051	175	175
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/2052	270	256
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/2053	165	155
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/2053	50	46
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/2054	100	90
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	100	103
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2025-C65	5.292%	10/15/2058	100	103
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/2050	54	53
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/2050	100	97
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/2050	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/2051	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/2052	100	93
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2025-5C7	5.503%	12/15/2058	30	31
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/2029	150	152
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/2029	220	222
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/2046	8	8
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/2057	25	23
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/2027	3	3
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/2027	9	9
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/2028	25	25
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	21	21
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/2028	15	15
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/2029	63	64
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/2029	100	101
[2]	World Omni Auto Receivables Trust Class A3 Series 2025-C	4.080%	11/15/2030	92	93
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/2029	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/2030	60	61
[2]	World Omni Auto Receivables Trust Class A4 Series 2025-C	4.190%	11/17/2031	38	38
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/2028	16	16
[2]	World Omni Select Auto Trust Class A3 Series 2025-A	4.080%	8/15/2031	30	30
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/2029	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $113,284)					109,329
Corporate Bonds (25.0%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/2027	120	115
	Alphabet Inc.	3.875%	11/15/2028	137	138
	Alphabet Inc.	4.000%	5/15/2030	200	200
	Alphabet Inc.	1.100%	8/15/2030	875	771
	Alphabet Inc.	4.100%	11/15/2030	393	394
	Alphabet Inc.	4.375%	11/15/2032	232	233
	Alphabet Inc.	4.500%	5/15/2035	275	273
	Alphabet Inc.	4.700%	11/15/2035	273	273
	Alphabet Inc.	1.900%	8/15/2040	50	34
	Alphabet Inc.	5.350%	11/15/2045	350	348
	Alphabet Inc.	2.050%	8/15/2050	667	364
	Alphabet Inc.	5.250%	5/15/2055	100	96
	Alphabet Inc.	5.450%	11/15/2055	741	726
	Alphabet Inc.	2.250%	8/15/2060	218	112
	Alphabet Inc.	5.300%	5/15/2065	100	94
	Alphabet Inc.	5.700%	11/15/2075	289	284
	America Movil SAB de CV	3.625%	4/22/2029	200	196
	America Movil SAB de CV	2.875%	5/7/2030	200	188
	America Movil SAB de CV	4.700%	7/21/2032	250	250
	America Movil SAB de CV	5.000%	1/20/2033	200	203
	America Movil SAB de CV	6.375%	3/1/2035	300	330
	America Movil SAB de CV	6.125%	11/15/2037	100	107
	America Movil SAB de CV	6.125%	3/30/2040	200	212
	America Movil SAB de CV	4.375%	7/16/2042	250	217
	America Movil SAB de CV	4.375%	4/22/2049	200	167
	AppLovin Corp.	5.125%	12/1/2029	200	205
	AppLovin Corp.	5.375%	12/1/2031	200	207
	AppLovin Corp.	5.950%	12/1/2054	150	148

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.800%	2/15/2027	700	699
AT&T Inc.	2.300%	6/1/2027	450	440
AT&T Inc.	1.650%	2/1/2028	500	476
AT&T Inc.	4.100%	2/15/2028	402	402
AT&T Inc.	4.350%	3/1/2029	200	201
AT&T Inc.	4.300%	2/15/2030	460	461
AT&T Inc.	4.700%	8/15/2030	75	76
AT&T Inc.	2.250%	2/1/2032	618	542
AT&T Inc.	4.550%	11/1/2032	400	397
AT&T Inc.	2.550%	12/1/2033	472	403
AT&T Inc.	4.500%	5/15/2035	450	432
AT&T Inc.	5.375%	8/15/2035	100	102
AT&T Inc.	4.900%	11/1/2035	225	222
AT&T Inc.	5.250%	3/1/2037	550	557
AT&T Inc.	4.900%	8/15/2037	300	292
AT&T Inc.	4.850%	3/1/2039	480	456
AT&T Inc.	3.500%	6/1/2041	500	392
AT&T Inc.	4.300%	12/15/2042	271	228
AT&T Inc.	5.550%	11/1/2045	275	265
AT&T Inc.	4.750%	5/15/2046	723	626
AT&T Inc.	5.150%	11/15/2046	636	581
AT&T Inc.	4.500%	3/9/2048	400	330
AT&T Inc.	3.650%	6/1/2051	717	504
AT&T Inc.	3.500%	9/15/2053	1,264	846
AT&T Inc.	5.700%	11/1/2054	275	263
AT&T Inc.	3.550%	9/15/2055	1,725	1,148
AT&T Inc.	6.050%	8/15/2056	175	176
AT&T Inc.	5.700%	3/1/2057	50	48
AT&T Inc.	3.800%	12/1/2057	968	665
AT&T Inc.	3.650%	9/15/2059	1,104	728
AT&T Inc.	3.850%	6/1/2060	416	285
Baidu Inc.	3.625%	7/6/2027	200	199
Baidu Inc.	3.425%	4/7/2030	200	194
Baidu Inc.	2.375%	8/23/2031	200	182
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	850	862
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	100	82
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	194	184
Booking Holdings Inc.	3.550%	3/15/2028	100	99
British Telecommunications plc	9.625%	12/15/2030	516	630
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	230	227
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	500	468
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	284	296
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	230	207
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	850	731
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	275	259
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	200	211
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	250	263
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	380	392
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/2038	200	184
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	426	303
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	450	311
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	500	470
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	912	750
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	300	257
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	861	647
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/2051	245	154
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	850	548
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/2053	58	46
Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	648	621
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/2061	350	208
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/2061	200	130
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/2063	200	158
Comcast Corp.	2.350%	1/15/2027	495	488
Comcast Corp.	3.300%	2/1/2027	400	398
Comcast Corp.	3.150%	2/15/2028	325	320
Comcast Corp.	4.150%	10/15/2028	1,242	1,249
Comcast Corp.	4.550%	1/15/2029	200	203
Comcast Corp.	5.100%	6/1/2029	200	206
Comcast Corp.	4.250%	10/15/2030	350	350
Comcast Corp.	1.950%	1/15/2031	150	134

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.950%	5/15/2032	150	154
	Comcast Corp.	4.800%	5/15/2033	400	403
	Comcast Corp.	4.200%	8/15/2034	442	422
	Comcast Corp.	5.300%	5/15/2035	250	256
	Comcast Corp.	5.650%	6/15/2035	1,065	1,117
	Comcast Corp.	3.200%	7/15/2036	225	192
	Comcast Corp.	6.450%	3/15/2037	175	194
	Comcast Corp.	4.600%	10/15/2038	550	512
	Comcast Corp.	3.750%	4/1/2040	300	247
	Comcast Corp.	4.650%	7/15/2042	370	324
	Comcast Corp.	3.400%	7/15/2046	600	416
	Comcast Corp.	3.969%	11/1/2047	686	513
	Comcast Corp.	4.000%	3/1/2048	200	150
	Comcast Corp.	4.700%	10/15/2048	38	32
	Comcast Corp.	3.450%	2/1/2050	400	267
	Comcast Corp.	2.800%	1/15/2051	300	174
	Comcast Corp.	2.887%	11/1/2051	757	442
	Comcast Corp.	5.350%	5/15/2053	543	487
	Comcast Corp.	2.937%	11/1/2056	1,053	591
	Comcast Corp.	4.950%	10/15/2058	238	198
	Comcast Corp.	2.650%	8/15/2062	150	75
	Comcast Corp.	2.987%	11/1/2063	847	458
	Comcast Corp.	5.500%	5/15/2064	100	89
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	775	904
	Expedia Group Inc.	4.625%	8/1/2027	150	151
	Expedia Group Inc.	3.250%	2/15/2030	548	526
	Expedia Group Inc.	2.950%	3/15/2031	81	75
	Expedia Group Inc.	5.400%	2/15/2035	81	83
	Fox Corp.	4.709%	1/25/2029	625	633
	Fox Corp.	3.500%	4/8/2030	150	146
	Fox Corp.	6.500%	10/13/2033	100	110
	Fox Corp.	5.476%	1/25/2039	150	150
	Fox Corp.	5.576%	1/25/2049	275	264
	Koninklijke KPN NV	8.375%	10/1/2030	125	146
	Meta Platforms Inc.	3.500%	8/15/2027	200	200
	Meta Platforms Inc.	4.600%	5/15/2028	275	280
	Meta Platforms Inc.	4.300%	8/15/2029	123	124
	Meta Platforms Inc.	4.200%	11/15/2030	210	210
	Meta Platforms Inc.	4.550%	8/15/2031	149	152
	Meta Platforms Inc.	3.850%	8/15/2032	350	339
	Meta Platforms Inc.	4.600%	11/15/2032	141	142
	Meta Platforms Inc.	4.750%	8/15/2034	136	137
	Meta Platforms Inc.	4.875%	11/15/2035	1,159	1,158
	Meta Platforms Inc.	5.500%	11/15/2045	787	764
	Meta Platforms Inc.	4.450%	8/15/2052	650	529
	Meta Platforms Inc.	5.600%	5/15/2053	500	478
	Meta Platforms Inc.	5.400%	8/15/2054	673	625
	Meta Platforms Inc.	5.625%	11/15/2055	1,152	1,106
	Meta Platforms Inc.	4.650%	8/15/2062	200	161
	Meta Platforms Inc.	5.750%	5/15/2063	310	297
	Meta Platforms Inc.	5.550%	8/15/2064	503	467
	Meta Platforms Inc.	5.750%	11/15/2065	739	705
	NBCUniversal Media LLC	4.450%	1/15/2043	225	191
	Netflix Inc.	4.875%	4/15/2028	467	476
	Netflix Inc.	5.875%	11/15/2028	911	958
	Netflix Inc.	6.375%	5/15/2029	85	91
[5]	Netflix Inc.	5.375%	11/15/2029	147	153
[5]	Netflix Inc.	4.875%	6/15/2030	83	85
[5]	Omnicom Group Inc.	4.650%	10/1/2028	100	101
[5]	Omnicom Group Inc.	4.750%	3/30/2030	100	101
	Omnicom Group Inc.	2.450%	4/30/2030	150	139
	Omnicom Group Inc.	4.200%	6/1/2030	100	99
	Omnicom Group Inc.	2.600%	8/1/2031	200	181
	Omnicom Group Inc.	5.300%	11/1/2034	100	102
[5]	Omnicom Group Inc.	5.400%	10/1/2048	175	162
	Orange SA	9.000%	3/1/2031	350	421
	Orange SA	5.500%	2/6/2044	200	197
	Paramount Global	2.900%	1/15/2027	148	146
	Paramount Global	3.375%	2/15/2028	100	97
	Paramount Global	3.700%	6/1/2028	100	98

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paramount Global	7.875%	7/30/2030	200	216
Paramount Global	4.950%	1/15/2031	210	202
Paramount Global	4.200%	5/19/2032	400	361
Paramount Global	5.500%	5/15/2033	69	66
Paramount Global	6.875%	4/30/2036	248	245
Paramount Global	5.900%	10/15/2040	104	90
Paramount Global	4.850%	7/1/2042	328	242
Paramount Global	4.375%	3/15/2043	230	160
Paramount Global	5.850%	9/1/2043	199	163
Paramount Global	4.900%	8/15/2044	100	72
Paramount Global	4.600%	1/15/2045	92	64
Paramount Global	4.950%	5/19/2050	178	125
Rogers Communications Inc.	5.000%	2/15/2029	315	321
Rogers Communications Inc.	3.800%	3/15/2032	400	377
Rogers Communications Inc.	5.300%	2/15/2034	200	202
Rogers Communications Inc.	4.500%	3/15/2042	500	427
Rogers Communications Inc.	4.550%	3/15/2052	350	279
Sprint Capital Corp.	8.750%	3/15/2032	658	796
Take-Two Interactive Software Inc.	3.700%	4/14/2027	200	199
Telefonica Emisiones SA	4.103%	3/8/2027	250	250
Telefonica Emisiones SA	4.665%	3/6/2038	200	182
Telefonica Emisiones SA	5.213%	3/8/2047	144	127
Telefonica Emisiones SA	4.895%	3/6/2048	925	777
Telefonica Europe BV	8.250%	9/15/2030	250	287
TELUS Corp.	2.800%	2/16/2027	100	99
TELUS Corp.	3.400%	5/13/2032	100	92
Tencent Music Entertainment Group	2.000%	9/3/2030	200	181
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	200	231
Time Warner Cable LLC	6.550%	5/1/2037	200	204
Time Warner Cable LLC	6.750%	6/15/2039	250	253
Time Warner Cable LLC	5.875%	11/15/2040	210	194
Time Warner Cable LLC	4.500%	9/15/2042	250	192
T-Mobile USA Inc.	3.750%	4/15/2027	800	797
T-Mobile USA Inc.	4.750%	2/1/2028	200	200
T-Mobile USA Inc.	2.050%	2/15/2028	250	240
T-Mobile USA Inc.	4.950%	3/15/2028	70	71
T-Mobile USA Inc.	4.800%	7/15/2028	200	204
T-Mobile USA Inc.	2.625%	2/15/2029	140	134
T-Mobile USA Inc.	2.400%	3/15/2029	100	95
T-Mobile USA Inc.	4.200%	10/1/2029	76	76
T-Mobile USA Inc.	3.875%	4/15/2030	2,400	2,359
T-Mobile USA Inc.	2.550%	2/15/2031	845	772
T-Mobile USA Inc.	2.875%	2/15/2031	186	173
T-Mobile USA Inc.	3.500%	4/15/2031	395	378
T-Mobile USA Inc.	2.250%	11/15/2031	500	443
T-Mobile USA Inc.	2.700%	3/15/2032	200	180
T-Mobile USA Inc.	5.125%	5/15/2032	84	86
T-Mobile USA Inc.	5.200%	1/15/2033	709	732
T-Mobile USA Inc.	5.050%	7/15/2033	460	469
T-Mobile USA Inc.	5.150%	4/15/2034	170	174
T-Mobile USA Inc.	4.950%	11/15/2035	190	189
T-Mobile USA Inc.	4.375%	4/15/2040	400	359
T-Mobile USA Inc.	3.000%	2/15/2041	155	115
T-Mobile USA Inc.	4.500%	4/15/2050	615	506
T-Mobile USA Inc.	3.300%	2/15/2051	1,000	667
T-Mobile USA Inc.	3.400%	10/15/2052	575	386
T-Mobile USA Inc.	5.650%	1/15/2053	158	153
T-Mobile USA Inc.	5.750%	1/15/2054	596	584
T-Mobile USA Inc.	5.875%	11/15/2055	111	111
T-Mobile USA Inc.	5.700%	1/15/2056	110	107
T-Mobile USA Inc.	3.600%	11/15/2060	200	133
TWDC Enterprises 18 Corp.	3.700%	12/1/2042	125	101
TWDC Enterprises 18 Corp.	4.125%	6/1/2044	200	168
TWDC Enterprises 18 Corp.	3.000%	7/30/2046	300	207
Uber Technologies Inc.	4.300%	1/15/2030	375	377
Uber Technologies Inc.	4.150%	1/15/2031	341	339
Uber Technologies Inc.	4.800%	9/15/2034	236	235
Uber Technologies Inc.	4.800%	9/15/2035	298	296
Uber Technologies Inc.	5.350%	9/15/2054	125	119
Verisign Inc.	2.700%	6/15/2031	200	182

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VeriSign Inc.	5.250%	6/1/2032	65	67
	Verizon Communications Inc.	2.100%	3/22/2028	600	576
	Verizon Communications Inc.	4.016%	12/3/2029	727	721
	Verizon Communications Inc.	3.150%	3/22/2030	310	297
	Verizon Communications Inc.	1.680%	10/30/2030	527	467
	Verizon Communications Inc.	1.750%	1/20/2031	500	440
	Verizon Communications Inc.	2.550%	3/21/2031	800	731
	Verizon Communications Inc.	2.355%	3/15/2032	802	707
	Verizon Communications Inc.	4.750%	1/15/2033	191	191
	Verizon Communications Inc.	5.050%	5/9/2033	177	181
	Verizon Communications Inc.	4.500%	8/10/2033	467	459
	Verizon Communications Inc.	4.400%	11/1/2034	261	252
	Verizon Communications Inc.	4.780%	2/15/2035	600	591
	Verizon Communications Inc.	5.250%	4/2/2035	252	256
	Verizon Communications Inc.	4.272%	1/15/2036	256	240
	Verizon Communications Inc.	5.000%	1/15/2036	243	241
[5]	Verizon Communications Inc.	5.401%	7/2/2037	525	531
	Verizon Communications Inc.	4.812%	3/15/2039	200	190
	Verizon Communications Inc.	2.650%	11/20/2040	1,260	900
	Verizon Communications Inc.	3.400%	3/22/2041	552	432
	Verizon Communications Inc.	2.850%	9/3/2041	200	144
	Verizon Communications Inc.	4.750%	11/1/2041	200	182
	Verizon Communications Inc.	6.550%	9/15/2043	125	137
	Verizon Communications Inc.	5.750%	11/30/2045	457	454
	Verizon Communications Inc.	4.862%	8/21/2046	760	676
	Verizon Communications Inc.	4.522%	9/15/2048	176	147
	Verizon Communications Inc.	4.000%	3/22/2050	250	190
	Verizon Communications Inc.	3.550%	3/22/2051	800	568
	Verizon Communications Inc.	5.875%	11/30/2055	1,103	1,089
	Verizon Communications Inc.	2.987%	10/30/2056	900	535
	Verizon Communications Inc.	3.000%	11/20/2060	500	291
	Verizon Communications Inc.	6.000%	11/30/2065	541	534
	Vodafone Group plc	6.150%	2/27/2037	71	77
	Vodafone Group plc	5.250%	5/30/2048	283	261
	Vodafone Group plc	4.875%	6/19/2049	525	456
	Vodafone Group plc	4.250%	9/17/2050	350	274
	Vodafone Group plc	5.625%	2/10/2053	310	296
	Vodafone Group plc	5.750%	2/10/2063	125	119
	Vodafone Group plc	5.875%	6/28/2064	200	193
	Walt Disney Co.	2.000%	9/1/2029	461	431
	Walt Disney Co.	3.800%	3/22/2030	140	139
	Walt Disney Co.	2.650%	1/13/2031	700	655
	Walt Disney Co.	6.400%	12/15/2035	674	761
	Walt Disney Co.	6.650%	11/15/2037	200	228
	Walt Disney Co.	4.625%	3/23/2040	75	72
	Walt Disney Co.	3.500%	5/13/2040	250	209
	Walt Disney Co.	5.400%	10/1/2043	100	100
	Walt Disney Co.	4.750%	9/15/2044	175	159
	Walt Disney Co.	2.750%	9/1/2049	225	143
	Walt Disney Co.	3.600%	1/13/2051	400	297
	Walt Disney Co.	3.800%	5/13/2060	300	219
	Weibo Corp.	3.375%	7/8/2030	200	190
					95,611
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	400	396
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	206
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	300	272
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	280	276
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	208
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	200	184
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	225	187
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	200	136
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	100	83
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	300	194
	Amazon.com Inc.	3.300%	4/13/2027	600	597
	Amazon.com Inc.	3.150%	8/22/2027	617	613
	Amazon.com Inc.	4.550%	12/1/2027	108	110
	Amazon.com Inc.	1.650%	5/12/2028	500	477
	Amazon.com Inc.	3.900%	11/20/2028	694	696

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.450%	4/13/2029	300	296
	Amazon.com Inc.	4.650%	12/1/2029	142	146
	Amazon.com Inc.	1.500%	6/3/2030	155	140
	Amazon.com Inc.	4.100%	11/20/2030	732	733
	Amazon.com Inc.	2.100%	5/12/2031	613	554
	Amazon.com Inc.	3.600%	4/13/2032	500	485
	Amazon.com Inc.	4.700%	12/1/2032	500	514
	Amazon.com Inc.	4.350%	3/20/2033	679	677
	Amazon.com Inc.	4.800%	12/5/2034	225	231
	Amazon.com Inc.	4.650%	11/20/2035	537	534
	Amazon.com Inc.	3.875%	8/22/2037	600	550
	Amazon.com Inc.	2.875%	5/12/2041	329	249
	Amazon.com Inc.	4.050%	8/22/2047	600	492
	Amazon.com Inc.	2.500%	6/3/2050	800	479
	Amazon.com Inc.	5.450%	11/20/2055	675	659
	Amazon.com Inc.	2.700%	6/3/2060	400	226
	Amazon.com Inc.	3.250%	5/12/2061	450	287
	Amazon.com Inc.	4.100%	4/13/2062	362	277
	Amazon.com Inc.	5.550%	11/20/2065	600	581
	American Honda Finance Corp.	2.350%	1/8/2027	100	98
	American Honda Finance Corp.	4.900%	3/12/2027	200	202
	American Honda Finance Corp.	4.550%	7/9/2027	200	202
	American Honda Finance Corp.	4.900%	7/9/2027	100	101
	American Honda Finance Corp.	4.450%	10/22/2027	200	202
	American Honda Finance Corp.	4.550%	3/3/2028	220	222
	American Honda Finance Corp.	2.000%	3/24/2028	100	96
	American Honda Finance Corp.	5.125%	7/7/2028	200	205
	American Honda Finance Corp.	4.250%	9/1/2028	450	452
	American Honda Finance Corp.	5.650%	11/15/2028	200	209
	American Honda Finance Corp.	2.250%	1/12/2029	100	95
	American Honda Finance Corp.	4.400%	9/5/2029	175	177
	American Honda Finance Corp.	4.600%	4/17/2030	200	202
	American Honda Finance Corp.	4.500%	9/4/2030	500	502
	American Honda Finance Corp.	1.800%	1/13/2031	300	265
	American Honda Finance Corp.	5.050%	7/10/2031	50	51
	American Honda Finance Corp.	5.150%	7/9/2032	200	205
	American Honda Finance Corp.	4.900%	1/10/2034	200	201
[2]	American University	3.672%	4/1/2049	110	83
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	50	41
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	50	46
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	250	160
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	200	154
	AutoNation Inc.	3.800%	11/15/2027	75	74
	AutoNation Inc.	4.450%	1/15/2029	200	201
	AutoNation Inc.	3.850%	3/1/2032	474	446
	AutoZone Inc.	3.750%	6/1/2027	283	282
	AutoZone Inc.	3.750%	4/18/2029	100	99
	AutoZone Inc.	5.100%	7/15/2029	200	206
	AutoZone Inc.	4.000%	4/15/2030	171	169
	AutoZone Inc.	5.125%	6/15/2030	140	144
	AutoZone Inc.	1.650%	1/15/2031	200	175
	AutoZone Inc.	4.750%	8/1/2032	200	202
	AutoZone Inc.	6.550%	11/1/2033	150	167
	AutoZone Inc.	5.400%	7/15/2034	100	103
	Best Buy Co. Inc.	4.450%	10/1/2028	200	202
	BorgWarner Inc.	2.650%	7/1/2027	200	196
	BorgWarner Inc.	4.950%	8/15/2029	50	51
	BorgWarner Inc.	5.400%	8/15/2034	50	52
	BorgWarner Inc.	4.375%	3/15/2045	100	84
	Brunswick Corp.	5.850%	3/18/2029	375	388
	California Endowment	2.498%	4/1/2051	50	30
	California Institute of Technology	4.321%	8/1/2045	70	61
	California Institute of Technology	4.700%	11/1/2111	50	40
	California Institute of Technology	3.650%	9/1/2119	100	63
	Choice Hotels International Inc.	3.700%	1/15/2031	746	710
	Choice Hotels International Inc.	5.850%	8/1/2034	200	204
	Claremont Mckenna College	3.775%	1/1/2122	150	98
	Cornell University	4.835%	6/15/2034	125	127
	Darden Restaurants Inc.	3.850%	5/1/2027	200	200
	Darden Restaurants Inc.	4.350%	10/15/2027	11	11

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Darden Restaurants Inc.	4.550%	10/15/2029	75	76
	Darden Restaurants Inc.	4.550%	2/15/2048	14	11
	DR Horton Inc.	4.850%	10/15/2030	150	153
	DR Horton Inc.	5.500%	10/15/2035	88	92
[2]	Duke University	2.682%	10/1/2044	100	73
[2]	Duke University	2.757%	10/1/2050	50	32
[2]	Duke University	2.832%	10/1/2055	125	78
	eBay Inc.	3.600%	6/5/2027	300	299
	eBay Inc.	4.250%	3/6/2029	158	159
	eBay Inc.	2.600%	5/10/2031	200	183
	eBay Inc.	5.125%	11/6/2035	400	400
	eBay Inc.	4.000%	7/15/2042	200	166
	eBay Inc.	3.650%	5/10/2051	200	146
	Emory University	2.143%	9/1/2030	150	137
	Emory University	2.969%	9/1/2050	50	33
	Ferguson Enterprises Inc.	4.350%	3/15/2031	65	65
	Ferguson Enterprises Inc.	5.000%	10/3/2034	130	131
	Ford Foundation	2.415%	6/1/2050	60	36
	Ford Foundation	2.815%	6/1/2070	150	85
	Ford Motor Co.	4.346%	12/8/2026	343	343
	Ford Motor Co.	9.625%	4/22/2030	50	58
	Ford Motor Co.	3.250%	2/12/2032	350	309
	Ford Motor Co.	4.750%	1/15/2043	623	492
	Ford Motor Co.	7.400%	11/1/2046	195	210
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	200	199
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	200	202
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	203
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	208	209
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	718	713
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	200	197
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	122	127
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	200	193
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	208	217
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	210
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	188
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	500	503
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	500	513
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	150	152
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	260	245
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	250	229
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	574	588
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	300	314
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	400	395
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	50	48
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	80	77
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	100	106
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	80	64
	General Motors Co.	6.800%	10/1/2027	100	104
	General Motors Co.	5.350%	4/15/2028	402	412
	General Motors Co.	5.625%	4/15/2030	500	521
	General Motors Co.	5.600%	10/15/2032	50	52
	General Motors Co.	5.000%	4/1/2035	165	162
	General Motors Co.	6.250%	4/15/2035	203	215
	General Motors Co.	6.600%	4/1/2036	150	163
	General Motors Co.	5.150%	4/1/2038	225	216
	General Motors Co.	6.250%	10/2/2043	440	446
	General Motors Co.	5.200%	4/1/2045	130	117
	General Motors Co.	6.750%	4/1/2046	100	107
	General Motors Co.	5.400%	4/1/2048	200	182
	General Motors Co.	5.950%	4/1/2049	119	115
	General Motors Financial Co. Inc.	4.350%	1/17/2027	325	326
	General Motors Financial Co. Inc.	5.000%	4/9/2027	473	478
	General Motors Financial Co. Inc.	5.400%	5/8/2027	200	203
	General Motors Financial Co. Inc.	5.000%	7/15/2027	150	152
	General Motors Financial Co. Inc.	2.700%	8/20/2027	500	489
	General Motors Financial Co. Inc.	5.050%	4/4/2028	72	73
	General Motors Financial Co. Inc.	2.400%	4/10/2028	200	193
	General Motors Financial Co. Inc.	2.400%	10/15/2028	200	191
	General Motors Financial Co. Inc.	4.200%	10/27/2028	173	173
	General Motors Financial Co. Inc.	5.800%	1/7/2029	400	417

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.300%	4/6/2029	500	499
	General Motors Financial Co. Inc.	5.550%	7/15/2029	400	415
	General Motors Financial Co. Inc.	4.900%	10/6/2029	664	675
	General Motors Financial Co. Inc.	5.850%	4/6/2030	372	391
	General Motors Financial Co. Inc.	2.350%	1/8/2031	216	194
	General Motors Financial Co. Inc.	5.750%	2/8/2031	100	105
	General Motors Financial Co. Inc.	2.700%	6/10/2031	200	181
	General Motors Financial Co. Inc.	5.600%	6/18/2031	125	130
	General Motors Financial Co. Inc.	5.625%	4/4/2032	65	68
	General Motors Financial Co. Inc.	6.100%	1/7/2034	431	457
	General Motors Financial Co. Inc.	5.950%	4/4/2034	188	197
	General Motors Financial Co. Inc.	5.900%	1/7/2035	89	93
	General Motors Financial Co. Inc.	6.150%	7/15/2035	650	685
	Genuine Parts Co.	6.500%	11/1/2028	200	211
	Genuine Parts Co.	4.950%	8/15/2029	217	221
	Genuine Parts Co.	1.875%	11/1/2030	303	266
	Genuine Parts Co.	6.875%	11/1/2033	75	83
	George Washington University	4.126%	9/15/2048	150	122
	Georgetown University	4.315%	4/1/2049	68	56
	Georgetown University	2.943%	4/1/2050	100	64
	Georgetown University	5.215%	10/1/2118	59	52
	Hasbro Inc.	3.900%	11/19/2029	350	344
	Hasbro Inc.	6.350%	3/15/2040	125	131
	Hasbro Inc.	5.100%	5/15/2044	50	45
	Home Depot Inc.	2.500%	4/15/2027	395	389
	Home Depot Inc.	2.800%	9/14/2027	200	197
	Home Depot Inc.	3.750%	9/15/2028	132	132
	Home Depot Inc.	2.950%	6/15/2029	600	581
	Home Depot Inc.	4.750%	6/25/2029	200	205
	Home Depot Inc.	2.700%	4/15/2030	295	279
	Home Depot Inc.	3.950%	9/15/2030	109	109
	Home Depot Inc.	1.375%	3/15/2031	250	217
	Home Depot Inc.	4.850%	6/25/2031	175	181
	Home Depot Inc.	1.875%	9/15/2031	200	176
	Home Depot Inc.	3.250%	4/15/2032	200	188
	Home Depot Inc.	4.500%	9/15/2032	200	202
	Home Depot Inc.	4.950%	6/25/2034	100	102
	Home Depot Inc.	4.650%	9/15/2035	256	254
	Home Depot Inc.	5.875%	12/16/2036	903	977
	Home Depot Inc.	3.300%	4/15/2040	5	4
	Home Depot Inc.	5.950%	4/1/2041	175	187
	Home Depot Inc.	4.200%	4/1/2043	200	173
	Home Depot Inc.	4.875%	2/15/2044	300	280
	Home Depot Inc.	4.400%	3/15/2045	100	87
	Home Depot Inc.	4.250%	4/1/2046	330	279
	Home Depot Inc.	3.900%	6/15/2047	250	199
	Home Depot Inc.	4.500%	12/6/2048	225	194
	Home Depot Inc.	3.350%	4/15/2050	13	9
	Home Depot Inc.	2.375%	3/15/2051	200	115
	Home Depot Inc.	3.625%	4/15/2052	1,202	877
	Home Depot Inc.	4.950%	9/15/2052	60	55
	Honda Motor Co. Ltd.	2.534%	3/10/2027	200	197
	Honda Motor Co. Ltd.	4.436%	7/8/2028	400	403
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	253
	Honda Motor Co. Ltd.	2.967%	3/10/2032	200	183
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	204
	Howard University	5.209%	10/1/2052	50	43
	Hyatt Hotels Corp.	4.375%	9/15/2028	75	75
	Hyatt Hotels Corp.	5.750%	4/23/2030	200	209
	Hyatt Hotels Corp.	5.375%	12/15/2031	200	206
	Hyatt Hotels Corp.	5.500%	6/30/2034	50	52
	Hyatt Hotels Corp.	5.400%	12/15/2035	125	125
	JD.com Inc.	3.375%	1/14/2030	200	194
	Johns Hopkins University	4.705%	7/1/2032	75	76
[2]	Johns Hopkins University	4.083%	7/1/2053	75	60
	Las Vegas Sands Corp.	5.900%	6/1/2027	100	102
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	6.000%	8/15/2029	50	52
	Las Vegas Sands Corp.	6.000%	6/14/2030	75	79
	Las Vegas Sands Corp.	6.200%	8/15/2034	150	158

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lear Corp.	3.800%	9/15/2027	41	41
	Lear Corp.	4.250%	5/15/2029	150	149
	Lear Corp.	3.500%	5/30/2030	100	96
	Leggett & Platt Inc.	3.500%	11/15/2027	125	123
	Leggett & Platt Inc.	4.400%	3/15/2029	75	74
	Leggett & Platt Inc.	3.500%	11/15/2051	100	66
	Leland Stanford Junior University	4.679%	3/1/2035	125	126
	Leland Stanford Junior University	3.647%	5/1/2048	200	157
	Lennar Corp.	5.200%	7/30/2030	125	129
	LKQ Corp.	5.750%	6/15/2028	500	517
	Lowe's Cos. Inc.	3.100%	5/3/2027	350	346
	Lowe's Cos. Inc.	3.950%	10/15/2027	470	470
	Lowe's Cos. Inc.	1.300%	4/15/2028	260	245
	Lowe's Cos. Inc.	1.700%	9/15/2028	200	189
	Lowe's Cos. Inc.	4.000%	10/15/2028	543	544
	Lowe's Cos. Inc.	6.500%	3/15/2029	67	72
	Lowe's Cos. Inc.	3.650%	4/5/2029	232	229
	Lowe's Cos. Inc.	4.500%	4/15/2030	250	253
	Lowe's Cos. Inc.	1.700%	10/15/2030	300	266
	Lowe's Cos. Inc.	4.250%	3/15/2031	407	405
	Lowe's Cos. Inc.	2.625%	4/1/2031	250	229
	Lowe's Cos. Inc.	3.750%	4/1/2032	500	479
	Lowe's Cos. Inc.	4.500%	10/15/2032	600	597
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	256
	Lowe's Cos. Inc.	5.150%	7/1/2033	52	54
	Lowe's Cos. Inc.	4.850%	10/15/2035	385	382
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	144
	Lowe's Cos. Inc.	4.250%	9/15/2044	28	23
	Lowe's Cos. Inc.	4.050%	5/3/2047	300	237
	Lowe's Cos. Inc.	3.000%	10/15/2050	332	210
	Lowe's Cos. Inc.	3.500%	4/1/2051	300	208
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	315
	Lowe's Cos. Inc.	5.625%	4/15/2053	100	97
	Lowe's Cos. Inc.	5.750%	7/1/2053	475	469
	Lowe's Cos. Inc.	5.800%	9/15/2062	261	255
	Magna International Inc.	5.050%	3/14/2029	150	154
	Magna International Inc.	2.450%	6/15/2030	100	93
	Magna International Inc.	5.875%	6/1/2035	162	172
	Marriott International Inc.	4.200%	7/15/2027	8	8
	Marriott International Inc.	4.000%	4/15/2028	50	50
	Marriott International Inc.	4.800%	3/15/2030	200	204
	Marriott International Inc.	4.625%	6/15/2030	700	711
	Marriott International Inc.	2.850%	4/15/2031	300	278
	Marriott International Inc.	4.500%	10/15/2031	19	19
	Marriott International Inc.	5.300%	5/15/2034	200	206
	Marriott International Inc.	5.500%	4/15/2037	148	151
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	200	189
	Masco Corp.	2.000%	2/15/2031	100	88
	Masco Corp.	4.500%	5/15/2047	100	85
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	125	116
	Massachusetts Institute of Technology	2.989%	7/1/2050	85	57
	Massachusetts Institute of Technology	3.067%	4/1/2052	100	67
	Massachusetts Institute of Technology	5.618%	6/1/2055	150	154
	Massachusetts Institute of Technology	5.600%	7/1/2111	175	174
	Massachusetts Institute of Technology	4.678%	7/1/2114	125	104
	Massachusetts Institute of Technology	3.885%	7/1/2116	100	69
	Mattel Inc.	5.000%	11/17/2030	100	101
	McDonald's Corp.	3.500%	3/1/2027	200	199
	McDonald's Corp.	3.500%	7/1/2027	315	313
	McDonald's Corp.	3.800%	4/1/2028	350	349
	McDonald's Corp.	4.800%	8/14/2028	200	204
	McDonald's Corp.	2.625%	9/1/2029	217	207
	McDonald's Corp.	2.125%	3/1/2030	200	185
	McDonald's Corp.	4.600%	5/15/2030	72	73
	McDonald's Corp.	4.950%	3/3/2035	720	728
	McDonald's Corp.	5.000%	2/13/2036	200	202
	McDonald's Corp.	6.300%	10/15/2037	150	167
	McDonald's Corp.	6.300%	3/1/2038	100	110
	McDonald's Corp.	5.700%	2/1/2039	100	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	3.700%	2/15/2042	25	20
	McDonald's Corp.	3.625%	5/1/2043	100	79
	McDonald's Corp.	4.600%	5/26/2045	210	185
	McDonald's Corp.	4.875%	12/9/2045	300	273
	McDonald's Corp.	4.450%	3/1/2047	250	214
	McDonald's Corp.	4.450%	9/1/2048	150	127
	McDonald's Corp.	3.625%	9/1/2049	122	90
	McDonald's Corp.	4.200%	4/1/2050	200	161
	McDonald's Corp.	5.450%	8/14/2053	213	207
	MDC Holdings Inc.	2.500%	1/15/2031	100	89
	MDC Holdings Inc.	6.000%	1/15/2043	100	93
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	250	296
	Mohawk Industries Inc.	3.625%	5/15/2030	125	121
	NIKE Inc.	2.750%	3/27/2027	200	198
	NIKE Inc.	2.850%	3/27/2030	200	191
	NIKE Inc.	3.625%	5/1/2043	125	100
	NIKE Inc.	3.375%	3/27/2050	504	361
[2]	Northwestern University	4.643%	12/1/2044	75	71
[2]	Northwestern University	2.640%	12/1/2050	50	31
[2]	Northwestern University	3.662%	12/1/2057	75	55
	NVR Inc.	3.000%	5/15/2030	200	189
	O'Reilly Automotive Inc.	3.600%	9/1/2027	325	323
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	438
	Polaris Inc.	5.600%	3/1/2031	125	126
	President & Fellows of Harvard College	4.887%	3/15/2030	100	103
	President & Fellows of Harvard College	4.609%	2/15/2035	175	177
	President & Fellows of Harvard College	4.875%	10/15/2040	225	222
	President & Fellows of Harvard College	3.150%	7/15/2046	100	72
	President & Fellows of Harvard College	3.745%	11/15/2052	100	76
	PulteGroup Inc.	6.375%	5/15/2033	242	265
	PVH Corp.	5.500%	6/13/2030	350	356
	Ralph Lauren Corp.	2.950%	6/15/2030	200	190
	Ralph Lauren Corp.	5.000%	6/15/2032	150	154
	Rockefeller Foundation	2.492%	10/1/2050	250	151
	Ross Stores Inc.	1.875%	4/15/2031	200	176
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	300	296
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	453	455
	Sands China Ltd.	2.300%	3/8/2027	200	195
	Sands China Ltd.	5.400%	8/8/2028	400	407
	Sands China Ltd.	4.375%	6/18/2030	200	197
	Starbucks Corp.	4.850%	2/8/2027	175	177
	Starbucks Corp.	3.500%	3/1/2028	100	99
	Starbucks Corp.	4.500%	5/15/2028	125	126
	Starbucks Corp.	4.000%	11/15/2028	200	200
	Starbucks Corp.	3.550%	8/15/2029	250	246
	Starbucks Corp.	2.250%	3/12/2030	450	415
	Starbucks Corp.	4.800%	5/15/2030	125	128
	Starbucks Corp.	2.550%	11/15/2030	743	687
	Starbucks Corp.	4.900%	2/15/2031	75	77
	Starbucks Corp.	3.000%	2/14/2032	230	212
	Starbucks Corp.	4.800%	2/15/2033	250	253
	Starbucks Corp.	5.000%	2/15/2034	75	76
	Starbucks Corp.	4.300%	6/15/2045	50	41
	Starbucks Corp.	3.750%	12/1/2047	125	93
	Starbucks Corp.	3.350%	3/12/2050	100	68
	Starbucks Corp.	3.500%	11/15/2050	250	175
	Tapestry Inc.	4.125%	7/15/2027	23	23
	Tapestry Inc.	5.100%	3/11/2030	144	148
	Tapestry Inc.	3.050%	3/15/2032	200	182
	Tapestry Inc.	5.500%	3/11/2035	116	119
	TJX Cos. Inc.	3.875%	4/15/2030	184	183
	Toll Brothers Finance Corp.	4.350%	2/15/2028	250	251
	Toll Brothers Finance Corp.	5.600%	6/15/2035	100	103
	Toyota Motor Corp.	4.186%	6/30/2027	125	126
	Toyota Motor Corp.	5.118%	7/13/2028	164	169
	Toyota Motor Corp.	4.450%	6/30/2030	150	152
	Toyota Motor Corp.	5.053%	6/30/2035	150	154
	Toyota Motor Credit Corp.	4.600%	1/8/2027	350	353
	Toyota Motor Credit Corp.	3.200%	1/11/2027	200	199
	Toyota Motor Credit Corp.	1.900%	1/13/2027	80	78

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	5.000%	3/19/2027	200	203
	Toyota Motor Credit Corp.	4.500%	5/14/2027	225	227
	Toyota Motor Credit Corp.	1.150%	8/13/2027	500	480
	Toyota Motor Credit Corp.	4.550%	9/20/2027	250	253
	Toyota Motor Credit Corp.	4.350%	10/8/2027	150	151
	Toyota Motor Credit Corp.	3.050%	1/11/2028	100	99
	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	192
	Toyota Motor Credit Corp.	4.050%	9/5/2028	400	402
	Toyota Motor Credit Corp.	5.250%	9/11/2028	200	207
	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	204
	Toyota Motor Credit Corp.	3.650%	1/8/2029	530	525
	Toyota Motor Credit Corp.	5.050%	5/16/2029	100	103
	Toyota Motor Credit Corp.	4.550%	8/9/2029	100	102
	Toyota Motor Credit Corp.	4.950%	1/9/2030	350	360
	Toyota Motor Credit Corp.	2.150%	2/13/2030	150	139
	Toyota Motor Credit Corp.	4.800%	5/15/2030	225	231
	Toyota Motor Credit Corp.	4.550%	5/17/2030	101	103
	Toyota Motor Credit Corp.	5.550%	11/20/2030	200	211
	Toyota Motor Credit Corp.	5.100%	3/21/2031	200	208
	Toyota Motor Credit Corp.	1.900%	9/12/2031	200	176
	Toyota Motor Credit Corp.	4.600%	10/10/2031	250	253
	Toyota Motor Credit Corp.	4.650%	9/3/2032	250	252
	Toyota Motor Credit Corp.	4.800%	1/5/2034	200	204
	Toyota Motor Credit Corp.	5.350%	1/9/2035	250	262
	Tractor Supply Co.	1.750%	11/1/2030	200	177
	Trustees of Boston College	3.129%	7/1/2052	100	69
	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	100	98
	Trustees of Dartmouth College	4.273%	6/1/2030	150	151
	Trustees of Princeton University	5.700%	3/1/2039	150	161
	Trustees of Princeton University	2.516%	7/1/2050	150	93
	Trustees of Princeton University	4.201%	3/1/2052	100	83
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	200	118
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	50	41
[2]	University of Chicago	2.547%	4/1/2050	100	65
[2]	University of Chicago	4.003%	10/1/2053	100	79
	University of Miami	4.063%	4/1/2052	100	80
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	100	78
	University of Notre Dame du Lac	3.394%	2/15/2048	125	94
[2]	University of Southern California	3.028%	10/1/2039	100	83
[2]	University of Southern California	3.841%	10/1/2047	100	80
	University of Southern California	2.945%	10/1/2051	200	130
	University of Southern California	5.250%	10/1/2111	100	93
	Washington University	3.524%	4/15/2054	100	72
	Washington University	4.349%	4/15/2122	50	38
[2]	William Marsh Rice University	3.574%	5/15/2045	150	119
	Yale University	1.482%	4/15/2030	100	90
	Yale University	2.402%	4/15/2050	100	60
					87,107
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	100	108
	Altria Group Inc.	4.875%	2/4/2028	150	153
	Altria Group Inc.	4.500%	8/6/2030	157	158
	Altria Group Inc.	5.625%	2/6/2035	125	130
	Altria Group Inc.	5.250%	8/6/2035	136	138
	Altria Group Inc.	3.400%	2/4/2041	500	386
	Altria Group Inc.	4.250%	8/9/2042	275	229
	Altria Group Inc.	4.500%	5/2/2043	125	107
	Altria Group Inc.	3.875%	9/16/2046	425	319
	Altria Group Inc.	3.700%	2/4/2051	750	530
	Altria Group Inc.	6.200%	2/14/2059	70	70
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	1,120	1,109
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	1,897	1,754
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	100	99
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	475	438
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	565	577
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	1,000	976
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	250	322
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	375	388
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	325	311

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	1,051	903
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	600	599
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	405	412
Archer-Daniels-Midland Co.	5.935%	10/1/2032	80	87
Archer-Daniels-Midland Co.	5.375%	9/15/2035	95	100
Archer-Daniels-Midland Co.	3.750%	9/15/2047	50	39
Archer-Daniels-Midland Co.	2.700%	9/15/2051	200	123
BAT Capital Corp.	4.700%	4/2/2027	330	332
BAT Capital Corp.	3.557%	8/15/2027	231	229
BAT Capital Corp.	2.259%	3/25/2028	500	481
BAT Capital Corp.	3.462%	9/6/2029	100	97
BAT Capital Corp.	4.906%	4/2/2030	175	179
BAT Capital Corp.	6.343%	8/2/2030	200	216
BAT Capital Corp.	5.834%	2/20/2031	200	212
BAT Capital Corp.	2.726%	3/25/2031	500	461
BAT Capital Corp.	5.350%	8/15/2032	273	284
BAT Capital Corp.	7.750%	10/19/2032	100	117
BAT Capital Corp.	6.421%	8/2/2033	200	221
BAT Capital Corp.	6.000%	2/20/2034	200	214
BAT Capital Corp.	5.625%	8/15/2035	294	306
BAT Capital Corp.	4.390%	8/15/2037	525	483
BAT Capital Corp.	4.540%	8/15/2047	383	318
BAT Capital Corp.	4.758%	9/6/2049	375	317
BAT Capital Corp.	5.282%	4/2/2050	200	180
BAT Capital Corp.	5.650%	3/16/2052	200	189
BAT Capital Corp.	7.081%	8/2/2053	175	198
BAT International Finance plc	4.448%	3/16/2028	500	504
BAT International Finance plc	5.931%	2/2/2029	400	420
Brown-Forman Corp.	4.750%	4/15/2033	200	203
Brown-Forman Corp.	4.500%	7/15/2045	100	87
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	199
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	70	70
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	350	321
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	147
Bunge Ltd. Finance Corp.	5.150%	8/4/2035	125	127
Campbell's Co.	4.150%	3/15/2028	175	175
Campbell's Co.	5.200%	3/21/2029	100	102
Campbell's Co.	4.550%	3/21/2031	227	226
Campbell's Co.	5.400%	3/21/2034	175	178
Campbell's Co.	4.750%	3/23/2035	150	145
Campbell's Co.	4.800%	3/15/2048	135	117
Campbell's Co.	3.125%	4/24/2050	100	65
Campbell's Co.	5.250%	10/13/2054	75	68
Church & Dwight Co. Inc.	3.150%	8/1/2027	100	99
Church & Dwight Co. Inc.	3.950%	8/1/2047	75	60
Clorox Co.	3.100%	10/1/2027	50	49
Clorox Co.	3.900%	5/15/2028	50	50
Clorox Co.	4.400%	5/1/2029	150	152
Clorox Co.	1.800%	5/15/2030	50	45
Coca-Cola Co.	3.375%	3/25/2027	200	199
Coca-Cola Co.	2.900%	5/25/2027	559	554
Coca-Cola Co.	1.000%	3/15/2028	500	472
Coca-Cola Co.	2.125%	9/6/2029	125	118
Coca-Cola Co.	3.450%	3/25/2030	250	245
Coca-Cola Co.	1.375%	3/15/2031	100	88
Coca-Cola Co.	5.000%	5/13/2034	100	104
Coca-Cola Co.	4.650%	8/14/2034	130	133
Coca-Cola Co.	2.500%	6/1/2040	200	149
Coca-Cola Co.	2.875%	5/5/2041	500	383
Coca-Cola Co.	4.200%	3/25/2050	175	147
Coca-Cola Co.	2.600%	6/1/2050	550	340
Coca-Cola Co.	5.200%	1/14/2055	300	289
Coca-Cola Co.	2.750%	6/1/2060	300	176
Coca-Cola Co.	5.400%	5/13/2064	250	243
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	100	103
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	54	57
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	200	189
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	150	146
Colgate-Palmolive Co.	3.100%	8/15/2027	250	248
Colgate-Palmolive Co.	4.000%	8/15/2045	150	127

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	7.000%	10/1/2028	275	293
Conagra Brands Inc.	4.850%	11/1/2028	250	253
Conagra Brands Inc.	5.000%	8/1/2030	100	101
Conagra Brands Inc.	8.250%	9/15/2030	50	57
Conagra Brands Inc.	5.750%	8/1/2035	100	102
Conagra Brands Inc.	5.300%	11/1/2038	200	191
Conagra Brands Inc.	5.400%	11/1/2048	150	134
Constellation Brands Inc.	3.700%	12/6/2026	425	424
Constellation Brands Inc.	3.500%	5/9/2027	150	149
Constellation Brands Inc.	3.600%	2/15/2028	175	173
Constellation Brands Inc.	4.650%	11/15/2028	75	76
Constellation Brands Inc.	3.150%	8/1/2029	225	217
Constellation Brands Inc.	2.875%	5/1/2030	356	335
Constellation Brands Inc.	4.800%	5/1/2030	50	51
Constellation Brands Inc.	2.250%	8/1/2031	275	244
Constellation Brands Inc.	4.950%	11/1/2035	125	124
Constellation Brands Inc.	5.250%	11/15/2048	100	92
Constellation Brands Inc.	3.750%	5/1/2050	125	91
Costco Wholesale Corp.	1.600%	4/20/2030	700	634
Costco Wholesale Corp.	1.750%	4/20/2032	181	157
Delhaize America LLC	9.000%	4/15/2031	100	119
Diageo Capital plc	5.300%	10/24/2027	250	256
Diageo Capital plc	2.000%	4/29/2030	200	183
Diageo Capital plc	2.125%	4/29/2032	200	174
Diageo Capital plc	5.875%	9/30/2036	50	54
Diageo Capital plc	3.875%	4/29/2043	250	205
Diageo Finance plc	5.625%	10/5/2033	200	213
Diageo Investment Corp.	5.625%	4/15/2035	200	212
Dollar General Corp.	4.125%	5/1/2028	405	406
Dollar General Corp.	5.200%	7/5/2028	200	205
Dollar General Corp.	3.500%	4/3/2030	100	97
Dollar General Corp.	5.000%	11/1/2032	222	225
Dollar General Corp.	5.450%	7/5/2033	200	207
Dollar General Corp.	5.500%	11/1/2052	100	95
Dollar Tree Inc.	4.200%	5/15/2028	549	550
Dollar Tree Inc.	2.650%	12/1/2031	160	144
Dollar Tree Inc.	3.375%	12/1/2051	175	118
Estee Lauder Cos. Inc.	3.150%	3/15/2027	367	364
Estee Lauder Cos. Inc.	2.375%	12/1/2029	125	117
Estee Lauder Cos. Inc.	5.000%	2/14/2034	125	127
Estee Lauder Cos. Inc.	6.000%	5/15/2037	75	81
Estee Lauder Cos. Inc.	4.375%	6/15/2045	100	84
Estee Lauder Cos. Inc.	4.150%	3/15/2047	100	80
Estee Lauder Cos. Inc.	3.125%	12/1/2049	125	83
Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	100	87
General Mills Inc.	4.200%	4/17/2028	375	376
General Mills Inc.	4.875%	1/30/2030	200	205
General Mills Inc.	2.875%	4/15/2030	150	142
General Mills Inc.	2.250%	10/14/2031	250	222
General Mills Inc.	4.950%	3/29/2033	200	203
General Mills Inc.	5.250%	1/30/2035	150	153
General Mills Inc.	5.400%	6/15/2040	100	100
General Mills Inc.	3.000%	2/1/2051	50	32
Haleon US Capital LLC	3.375%	3/24/2027	250	248
Haleon US Capital LLC	3.375%	3/24/2029	250	244
Haleon US Capital LLC	3.625%	3/24/2032	700	666
Hershey Co.	4.550%	2/24/2028	133	135
Hershey Co.	2.450%	11/15/2029	130	123
Hershey Co.	3.125%	11/15/2049	150	103
Hormel Foods Corp.	4.800%	3/30/2027	150	152
Hormel Foods Corp.	1.800%	6/11/2030	200	181
Hormel Foods Corp.	3.050%	6/3/2051	200	131
Ingredion Inc.	2.900%	6/1/2030	175	165
J M Smucker Co.	3.375%	12/15/2027	150	149
J M Smucker Co.	5.900%	11/15/2028	75	79
J M Smucker Co.	2.375%	3/15/2030	100	93
J M Smucker Co.	2.125%	3/15/2032	31	27
J M Smucker Co.	6.200%	11/15/2033	200	217
J M Smucker Co.	4.250%	3/15/2035	100	94
J M Smucker Co.	4.375%	3/15/2045	125	105

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	6.500%	11/15/2053	200	216
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	634	661
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	259	286
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/2052	400	309
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/2052	300	308
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/2053	122	136
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	175	184
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	150	153
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	425	431
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	250	249
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	125	124
	Kellanova	3.400%	11/15/2027	125	124
	Kellanova	4.300%	5/15/2028	100	101
	Kellanova	7.450%	4/1/2031	125	143
	Kellanova	5.750%	5/16/2054	100	100
	Kenvue Inc.	5.050%	3/22/2028	200	204
	Kenvue Inc.	4.850%	5/22/2032	200	204
	Kenvue Inc.	4.900%	3/22/2033	200	204
	Kenvue Inc.	5.050%	3/22/2053	425	387
	Kenvue Inc.	5.200%	3/22/2063	150	136
	Keurig Dr Pepper Inc.	5.100%	3/15/2027	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	100	99
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	200	204
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	175	173
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	150	143
	Keurig Dr Pepper Inc.	2.250%	3/15/2031	200	178
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	100	103
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	144
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	200	204
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	400	401
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	200	167
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	150	109
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	200	161
	Kimberly-Clark Corp.	1.050%	9/15/2027	500	478
	Kimberly-Clark Corp.	3.950%	11/1/2028	50	50
	Kimberly-Clark Corp.	3.200%	4/25/2029	150	146
	Kimberly-Clark Corp.	3.100%	3/26/2030	155	149
	Kimberly-Clark Corp.	2.000%	11/2/2031	250	225
	Kimberly-Clark Corp.	6.625%	8/1/2037	250	288
	Kimberly-Clark Corp.	5.300%	3/1/2041	25	25
	Kimberly-Clark Corp.	3.200%	7/30/2046	175	125
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	37	38
	Kraft Heinz Foods Co.	3.875%	5/15/2027	250	249
	Kraft Heinz Foods Co.	3.750%	4/1/2030	200	196
	Kraft Heinz Foods Co.	4.250%	3/1/2031	200	198
	Kraft Heinz Foods Co.	6.875%	1/26/2039	100	112
	Kraft Heinz Foods Co.	5.000%	6/4/2042	250	229
	Kraft Heinz Foods Co.	5.200%	7/15/2045	550	504
	Kraft Heinz Foods Co.	4.375%	6/1/2046	700	578
	Kraft Heinz Foods Co.	4.875%	10/1/2049	300	258
	Kroger Co.	3.700%	8/1/2027	100	100
	Kroger Co.	7.700%	6/1/2029	50	55
	Kroger Co.	8.000%	9/15/2029	125	140
	Kroger Co.	2.200%	5/1/2030	100	92
	Kroger Co.	7.500%	4/1/2031	100	114
	Kroger Co.	5.000%	9/15/2034	375	377
	Kroger Co.	5.400%	7/15/2040	50	50
	Kroger Co.	5.000%	4/15/2042	125	116
	Kroger Co.	5.150%	8/1/2043	100	94
	Kroger Co.	4.650%	1/15/2048	225	193
	Kroger Co.	5.400%	1/15/2049	150	143
	Kroger Co.	3.950%	1/15/2050	150	115
	Kroger Co.	5.500%	9/15/2054	381	363
	Kroger Co.	5.650%	9/15/2064	260	247
	McCormick & Co. Inc.	3.400%	8/15/2027	150	149
	McCormick & Co. Inc.	2.500%	4/15/2030	250	232
	McCormick & Co. Inc.	4.700%	10/15/2034	100	99
	Molson Coors Beverage Co.	4.200%	7/15/2046	375	301
	Mondelez International Inc.	2.625%	3/17/2027	200	197
	Mondelez International Inc.	4.250%	5/6/2028	150	151

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mondelez International Inc.	4.750%	2/20/2029	100	102
Mondelez International Inc.	2.750%	4/13/2030	115	108
Mondelez International Inc.	1.875%	10/15/2032	300	258
Mondelez International Inc.	5.125%	5/6/2035	325	332
Mondelez International Inc.	2.625%	9/4/2050	250	149
PepsiCo Inc.	4.400%	2/7/2027	150	151
PepsiCo Inc.	2.625%	3/19/2027	100	99
PepsiCo Inc.	3.000%	10/15/2027	325	322
PepsiCo Inc.	4.450%	2/7/2028	175	178
PepsiCo Inc.	4.450%	5/15/2028	200	203
PepsiCo Inc.	4.100%	1/15/2029	250	251
PepsiCo Inc.	2.625%	7/29/2029	200	191
PepsiCo Inc.	2.750%	3/19/2030	345	328
PepsiCo Inc.	1.625%	5/1/2030	700	634
PepsiCo Inc.	4.300%	7/23/2030	150	152
PepsiCo Inc.	1.400%	2/25/2031	200	175
PepsiCo Inc.	4.650%	7/23/2032	175	178
PepsiCo Inc.	5.000%	7/23/2035	425	434
PepsiCo Inc.	3.500%	3/19/2040	175	148
PepsiCo Inc.	2.625%	10/21/2041	200	145
PepsiCo Inc.	3.600%	8/13/2042	100	81
PepsiCo Inc.	4.450%	4/14/2046	300	264
PepsiCo Inc.	3.450%	10/6/2046	300	226
PepsiCo Inc.	4.000%	5/2/2047	100	82
PepsiCo Inc.	3.375%	7/29/2049	240	173
PepsiCo Inc.	2.875%	10/15/2049	325	214
PepsiCo Inc.	2.750%	10/21/2051	50	31
PepsiCo Inc.	3.875%	3/19/2060	150	114
Philip Morris International Inc.	4.750%	2/12/2027	400	404
Philip Morris International Inc.	4.375%	11/1/2027	125	126
Philip Morris International Inc.	5.125%	11/17/2027	200	204
Philip Morris International Inc.	3.125%	3/2/2028	100	98
Philip Morris International Inc.	4.125%	4/28/2028	200	201
Philip Morris International Inc.	3.875%	10/27/2028	150	150
Philip Morris International Inc.	4.875%	2/13/2029	200	205
Philip Morris International Inc.	3.375%	8/15/2029	250	244
Philip Morris International Inc.	4.625%	11/1/2029	200	203
Philip Morris International Inc.	5.625%	11/17/2029	200	210
Philip Morris International Inc.	5.125%	2/15/2030	200	207
Philip Morris International Inc.	4.375%	4/30/2030	200	201
Philip Morris International Inc.	2.100%	5/1/2030	150	137
Philip Morris International Inc.	5.500%	9/7/2030	244	256
Philip Morris International Inc.	4.000%	10/29/2030	234	232
Philip Morris International Inc.	1.750%	11/1/2030	500	446
Philip Morris International Inc.	5.125%	2/13/2031	225	233
Philip Morris International Inc.	4.750%	11/1/2031	200	204
Philip Morris International Inc.	4.250%	10/29/2032	430	423
Philip Morris International Inc.	5.750%	11/17/2032	700	748
Philip Morris International Inc.	5.375%	2/15/2033	200	209
Philip Morris International Inc.	5.625%	9/7/2033	189	200
Philip Morris International Inc.	5.250%	2/13/2034	400	414
Philip Morris International Inc.	4.900%	11/1/2034	50	50
Philip Morris International Inc.	4.875%	4/30/2035	200	201
Philip Morris International Inc.	4.625%	10/29/2035	183	179
Philip Morris International Inc.	6.375%	5/16/2038	200	223
Philip Morris International Inc.	4.375%	11/15/2041	500	444
Philip Morris International Inc.	4.500%	3/20/2042	125	112
Philip Morris International Inc.	3.875%	8/21/2042	25	21
Philip Morris International Inc.	4.125%	3/4/2043	150	127
Pilgrim's Pride Corp.	4.250%	4/15/2031	300	291
Pilgrim's Pride Corp.	3.500%	3/1/2032	200	184
Pilgrim's Pride Corp.	6.250%	7/1/2033	175	187
Procter & Gamble Co.	2.800%	3/25/2027	500	495
Procter & Gamble Co.	3.000%	3/25/2030	500	482
Procter & Gamble Co.	4.050%	5/1/2030	100	101
Procter & Gamble Co.	1.200%	10/29/2030	300	264
Procter & Gamble Co.	4.100%	11/3/2032	250	249
Procter & Gamble Co.	4.550%	1/29/2034	200	203
Procter & Gamble Co.	4.600%	5/1/2035	100	101
Procter & Gamble Co.	4.350%	11/3/2035	250	247

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Procter & Gamble Co.	5.550%	3/5/2037	150	162
Procter & Gamble Co.	3.550%	3/25/2040	100	87
Reynolds American Inc.	5.700%	8/15/2035	175	183
Reynolds American Inc.	7.250%	6/15/2037	100	115
Reynolds American Inc.	6.150%	9/15/2043	75	77
Reynolds American Inc.	5.850%	8/15/2045	650	639
Sysco Corp.	3.250%	7/15/2027	175	173
Sysco Corp.	5.750%	1/17/2029	100	105
Sysco Corp.	2.400%	2/15/2030	100	93
Sysco Corp.	5.950%	4/1/2030	166	176
Sysco Corp.	6.000%	1/17/2034	100	108
Sysco Corp.	6.600%	4/1/2040	175	193
Sysco Corp.	4.500%	4/1/2046	200	171
Sysco Corp.	4.450%	3/15/2048	100	85
Sysco Corp.	6.600%	4/1/2050	100	110
Sysco Corp.	3.150%	12/14/2051	250	166
Target Corp.	1.950%	1/15/2027	100	98
Target Corp.	4.350%	6/15/2028	94	95
Target Corp.	3.375%	4/15/2029	200	196
Target Corp.	2.650%	9/15/2030	250	235
Target Corp.	4.500%	9/15/2032	154	156
Target Corp.	4.500%	9/15/2034	100	99
Target Corp.	5.000%	4/15/2035	239	242
Target Corp.	5.250%	2/15/2036	200	205
Target Corp.	6.500%	10/15/2037	103	117
Target Corp.	7.000%	1/15/2038	125	146
Target Corp.	4.000%	7/1/2042	250	211
Target Corp.	3.625%	4/15/2046	52	40
Target Corp.	3.900%	11/15/2047	300	235
Tyson Foods Inc.	3.550%	6/2/2027	275	273
Tyson Foods Inc.	4.350%	3/1/2029	280	281
Tyson Foods Inc.	5.700%	3/15/2034	250	264
Tyson Foods Inc.	5.150%	8/15/2044	200	187
Tyson Foods Inc.	5.100%	9/28/2048	262	241
Unilever Capital Corp.	2.900%	5/5/2027	175	173
Unilever Capital Corp.	4.250%	8/12/2027	150	151
Unilever Capital Corp.	4.875%	9/8/2028	200	205
Unilever Capital Corp.	1.375%	9/14/2030	300	266
Unilever Capital Corp.	1.750%	8/12/2031	500	441
Unilever Capital Corp.	5.900%	11/15/2032	200	218
Unilever Capital Corp.	5.000%	12/8/2033	200	207
Unilever Capital Corp.	4.625%	8/12/2034	200	201
Walmart Inc.	4.100%	4/28/2027	225	227
Walmart Inc.	3.250%	7/8/2029	250	246
Walmart Inc.	2.375%	9/24/2029	425	403
Walmart Inc.	4.350%	4/28/2030	150	152
Walmart Inc.	4.150%	9/9/2032	250	252
Walmart Inc.	4.900%	4/28/2035	150	154
Walmart Inc.	5.250%	9/1/2035	192	203
Walmart Inc.	6.200%	4/15/2038	315	355
Walmart Inc.	3.950%	6/28/2038	275	255
Walmart Inc.	5.000%	10/25/2040	100	102
Walmart Inc.	4.000%	4/11/2043	274	237
Walmart Inc.	3.625%	12/15/2047	265	205
Walmart Inc.	4.050%	6/29/2048	375	312
Walmart Inc.	4.500%	9/9/2052	400	352
Walmart Inc.	4.500%	4/15/2053	250	221
				77,912
Energy (1.9%)
APA Corp.	6.100%	2/15/2035	100	103
Apache Corp.	5.100%	9/1/2040	90	77
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/2026	200	197
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	200	198
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/2029	250	241
Boardwalk Pipelines LP	4.450%	7/15/2027	100	100
Boardwalk Pipelines LP	5.625%	8/1/2034	235	246
Boardwalk Pipelines LP	5.375%	2/15/2036	200	201
BP Capital Markets America Inc.	3.017%	1/16/2027	400	397
BP Capital Markets America Inc.	5.017%	11/17/2027	300	306

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	4.234%	11/6/2028	345	347
	BP Capital Markets America Inc.	4.699%	4/10/2029	100	102
	BP Capital Markets America Inc.	4.970%	10/17/2029	200	206
	BP Capital Markets America Inc.	4.868%	11/25/2029	400	411
	BP Capital Markets America Inc.	3.633%	4/6/2030	350	343
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	182
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	405
	BP Capital Markets America Inc.	4.893%	9/11/2033	535	544
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	204
	BP Capital Markets America Inc.	5.227%	11/17/2034	350	361
	BP Capital Markets America Inc.	3.060%	6/17/2041	230	175
	BP Capital Markets America Inc.	3.000%	2/24/2050	450	293
	BP Capital Markets America Inc.	2.772%	11/10/2050	250	154
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	318
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	128
	BP Capital Markets America Inc.	3.379%	2/8/2061	400	261
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	500	499
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	51
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	100	94
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	100	112
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	125	135
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	51
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	100	104
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	300	318
	Canadian Natural Resources Ltd.	4.950%	6/1/2047	140	123
	Cenovus Energy Inc.	4.650%	3/20/2031	100	100
	Cenovus Energy Inc.	2.650%	1/15/2032	100	89
	Cenovus Energy Inc.	5.400%	3/20/2036	150	150
	Cenovus Energy Inc.	5.250%	6/15/2037	38	37
	Cenovus Energy Inc.	6.750%	11/15/2039	39	43
	Cenovus Energy Inc.	5.400%	6/15/2047	119	109
	Cenovus Energy Inc.	3.750%	2/15/2052	150	105
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	285	278
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	100	85
	Cheniere Energy Inc.	4.625%	10/15/2028	252	252
	Cheniere Energy Inc.	5.650%	4/15/2034	265	275
	Cheniere Energy Partners LP	4.500%	10/1/2029	275	276
	Cheniere Energy Partners LP	4.000%	3/1/2031	791	771
	Cheniere Energy Partners LP	3.250%	1/31/2032	350	323
	Cheniere Energy Partners LP	5.950%	6/30/2033	47	50
	Cheniere Energy Partners LP	5.750%	8/15/2034	100	104
[5]	Cheniere Energy Partners LP	5.550%	10/30/2035	600	614
	Chevron Corp.	2.236%	5/11/2030	500	464
	Chevron USA Inc.	4.405%	2/26/2027	45	45
	Chevron USA Inc.	1.018%	8/12/2027	500	479
	Chevron USA Inc.	3.950%	8/13/2027	317	319
	Chevron USA Inc.	4.475%	2/26/2028	200	203
	Chevron USA Inc.	4.050%	8/13/2028	532	536
	Chevron USA Inc.	4.687%	4/15/2030	150	153
	Chevron USA Inc.	4.300%	10/15/2030	170	172
	Chevron USA Inc.	4.819%	4/15/2032	150	154
	Chevron USA Inc.	4.500%	10/15/2032	443	447
	Chevron USA Inc.	4.980%	4/15/2035	117	120
	Chevron USA Inc.	4.850%	10/15/2035	400	405
	Chevron USA Inc.	2.343%	8/12/2050	200	116
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	200	183
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	200	153
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	200	202
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	200	222
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	225	265
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	100	99
	ConocoPhillips	6.500%	2/1/2039	100	112
	ConocoPhillips	4.875%	10/1/2047	285	255
	ConocoPhillips Co.	4.700%	1/15/2030	225	229
	ConocoPhillips Co.	4.850%	1/15/2032	200	206
	ConocoPhillips Co.	5.050%	9/15/2033	200	206
	ConocoPhillips Co.	5.000%	1/15/2035	225	228
	ConocoPhillips Co.	3.758%	3/15/2042	88	72
	ConocoPhillips Co.	4.300%	11/15/2044	275	232

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
ConocoPhillips Co.	3.800%	3/15/2052	190	139
ConocoPhillips Co.	5.300%	5/15/2053	478	445
ConocoPhillips Co.	5.550%	3/15/2054	175	168
ConocoPhillips Co.	5.500%	1/15/2055	325	311
ConocoPhillips Co.	4.025%	3/15/2062	300	218
ConocoPhillips Co.	5.700%	9/15/2063	125	121
ConocoPhillips Co.	5.650%	1/15/2065	200	192
Continental Resources Inc.	4.375%	1/15/2028	200	200
Continental Resources Inc.	4.900%	6/1/2044	125	100
Coterra Energy Inc.	3.900%	5/15/2027	200	199
Coterra Energy Inc.	5.600%	3/15/2034	105	108
Coterra Energy Inc.	5.400%	2/15/2035	310	315
Coterra Energy Inc.	5.900%	2/15/2055	50	48
DCP Midstream Operating LP	5.625%	7/15/2027	75	76
DCP Midstream Operating LP	3.250%	2/15/2032	181	167
DCP Midstream Operating LP	5.600%	4/1/2044	40	39
Devon Energy Corp.	5.250%	10/15/2027	100	100
Devon Energy Corp.	5.875%	6/15/2028	130	130
Devon Energy Corp.	4.500%	1/15/2030	130	131
Devon Energy Corp.	7.875%	9/30/2031	160	185
Devon Energy Corp.	7.950%	4/15/2032	163	190
Devon Energy Corp.	4.750%	5/15/2042	130	112
Devon Energy Corp.	5.000%	6/15/2045	150	131
Diamondback Energy Inc.	3.250%	12/1/2026	100	99
Diamondback Energy Inc.	5.200%	4/18/2027	150	152
Diamondback Energy Inc.	3.500%	12/1/2029	200	194
Diamondback Energy Inc.	5.150%	1/30/2030	150	154
Diamondback Energy Inc.	6.250%	3/15/2033	190	205
Diamondback Energy Inc.	5.400%	4/18/2034	230	235
Diamondback Energy Inc.	5.550%	4/1/2035	180	185
Diamondback Energy Inc.	4.400%	3/24/2051	200	160
Diamondback Energy Inc.	4.250%	3/15/2052	100	78
Diamondback Energy Inc.	6.250%	3/15/2053	200	202
Diamondback Energy Inc.	5.750%	4/18/2054	265	250
Diamondback Energy Inc.	5.900%	4/18/2064	175	166
Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	100	106
Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	100	97
Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	100	103
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	100	96
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	125	107
Enbridge Energy Partners LP	7.500%	4/15/2038	150	176
Enbridge Energy Partners LP	5.500%	9/15/2040	125	124
Enbridge Inc.	5.250%	4/5/2027	200	203
Enbridge Inc.	3.700%	7/15/2027	150	149
Enbridge Inc.	4.600%	6/20/2028	75	76
Enbridge Inc.	6.000%	11/15/2028	125	131
Enbridge Inc.	4.200%	11/20/2028	150	150
Enbridge Inc.	5.300%	4/5/2029	200	206
Enbridge Inc.	3.125%	11/15/2029	200	192
Enbridge Inc.	4.900%	6/20/2030	100	102
Enbridge Inc.	6.200%	11/15/2030	525	564
Enbridge Inc.	4.500%	2/15/2031	189	189
Enbridge Inc.	5.700%	3/8/2033	400	421
Enbridge Inc.	2.500%	8/1/2033	200	172
Enbridge Inc.	5.625%	4/5/2034	100	104
Enbridge Inc.	5.550%	6/20/2035	425	440
Enbridge Inc.	5.200%	11/20/2035	112	113
Enbridge Inc.	4.500%	6/10/2044	100	85
Enbridge Inc.	5.500%	12/1/2046	135	133
Enbridge Inc.	3.400%	8/1/2051	200	137
Enbridge Inc.	6.700%	11/15/2053	165	181
Enbridge Inc.	5.950%	4/5/2054	250	253
Enbridge Inc.	7.200%	6/27/2054	120	127
Enbridge Inc.	7.375%	3/15/2055	50	53
Energy Transfer LP	4.400%	3/15/2027	150	150
Energy Transfer LP	5.500%	6/1/2027	300	305
Energy Transfer LP	5.550%	2/15/2028	950	975
Energy Transfer LP	4.950%	5/15/2028	200	203
Energy Transfer LP	5.250%	4/15/2029	425	437
Energy Transfer LP	5.250%	7/1/2029	73	75

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy Transfer LP	5.200%	4/1/2030	32	33
Energy Transfer LP	3.750%	5/15/2030	250	243
Energy Transfer LP	5.750%	2/15/2033	200	210
Energy Transfer LP	6.550%	12/1/2033	600	658
Energy Transfer LP	5.550%	5/15/2034	150	154
Energy Transfer LP	5.600%	9/1/2034	207	213
Energy Transfer LP	5.700%	4/1/2035	101	105
Energy Transfer LP	6.625%	10/15/2036	225	244
Energy Transfer LP	5.800%	6/15/2038	150	153
Energy Transfer LP	6.050%	6/1/2041	100	101
Energy Transfer LP	6.500%	2/1/2042	275	290
Energy Transfer LP	4.950%	1/15/2043	175	154
Energy Transfer LP	5.300%	4/1/2044	300	272
Energy Transfer LP	5.000%	5/15/2044	100	87
Energy Transfer LP	5.150%	3/15/2045	175	155
Energy Transfer LP	5.350%	5/15/2045	45	41
Energy Transfer LP	6.125%	12/15/2045	200	197
Energy Transfer LP	5.300%	4/15/2047	200	178
Energy Transfer LP	5.400%	10/1/2047	275	247
Energy Transfer LP	6.250%	4/15/2049	320	317
Energy Transfer LP	5.000%	5/15/2050	555	464
Energy Transfer LP	5.950%	5/15/2054	640	606
Energy Transfer LP	6.050%	9/1/2054	191	184
Energy Transfer LP	6.200%	4/1/2055	150	147
Enterprise Products Operating LLC	4.600%	1/11/2027	445	448
Enterprise Products Operating LLC	3.950%	2/15/2027	100	100
Enterprise Products Operating LLC	4.300%	6/20/2028	325	328
Enterprise Products Operating LLC	3.125%	7/31/2029	200	194
Enterprise Products Operating LLC	2.800%	1/31/2030	300	285
Enterprise Products Operating LLC	4.600%	1/15/2031	450	456
Enterprise Products Operating LLC	6.875%	3/1/2033	175	198
Enterprise Products Operating LLC	4.850%	1/31/2034	75	76
Enterprise Products Operating LLC	4.950%	2/15/2035	150	152
Enterprise Products Operating LLC	5.200%	1/15/2036	350	356
Enterprise Products Operating LLC	7.550%	4/15/2038	150	180
Enterprise Products Operating LLC	6.125%	10/15/2039	300	323
Enterprise Products Operating LLC	5.950%	2/1/2041	175	185
Enterprise Products Operating LLC	4.450%	2/15/2043	300	264
Enterprise Products Operating LLC	4.850%	3/15/2044	335	306
Enterprise Products Operating LLC	5.100%	2/15/2045	100	94
Enterprise Products Operating LLC	4.900%	5/15/2046	425	384
Enterprise Products Operating LLC	4.250%	2/15/2048	100	82
Enterprise Products Operating LLC	4.800%	2/1/2049	100	88
Enterprise Products Operating LLC	4.200%	1/31/2050	350	281
Enterprise Products Operating LLC	3.200%	2/15/2052	300	199
Enterprise Products Operating LLC	3.300%	2/15/2053	200	134
Enterprise Products Operating LLC	5.550%	2/16/2055	250	242
Enterprise Products Operating LLC	3.950%	1/31/2060	200	146
Enterprise Products Operating LLC	5.250%	8/16/2077	100	100
Enterprise Products Operating LLC	5.375%	2/15/2078	200	199
EOG Resources Inc.	4.400%	7/15/2028	100	101
EOG Resources Inc.	4.375%	4/15/2030	200	201
EOG Resources Inc.	4.400%	1/15/2031	100	100
EOG Resources Inc.	5.000%	7/15/2032	200	205
EOG Resources Inc.	5.350%	1/15/2036	275	283
EOG Resources Inc.	4.950%	4/15/2050	200	179
EOG Resources Inc.	5.650%	12/1/2054	125	122
EOG Resources Inc.	5.950%	7/15/2055	175	178
EQT Corp.	3.900%	10/1/2027	150	149
EQT Corp.	5.700%	4/1/2028	200	206
EQT Corp.	5.000%	1/15/2029	200	203
EQT Corp.	7.000%	2/1/2030	200	217
EQT Corp.	5.750%	2/1/2034	300	314
Equinor ASA	7.250%	9/23/2027	250	264
Equinor ASA	4.250%	6/2/2028	103	104
Equinor ASA	3.625%	9/10/2028	175	175
Equinor ASA	2.375%	5/22/2030	400	372
Equinor ASA	4.500%	9/3/2030	77	78
Equinor ASA	4.750%	11/14/2035	185	184
Equinor ASA	5.100%	8/17/2040	125	124

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinor ASA	4.250%	11/23/2041	175	155
Equinor ASA	3.950%	5/15/2043	125	105
Equinor ASA	4.800%	11/8/2043	175	163
Equinor ASA	3.250%	11/18/2049	225	157
Equinor ASA	3.700%	4/6/2050	405	307
Expand Energy Corp.	5.375%	3/15/2030	300	305
Expand Energy Corp.	4.750%	2/1/2032	200	198
Expand Energy Corp.	5.700%	1/15/2035	75	78
Exxon Mobil Corp.	2.440%	8/16/2029	250	239
Exxon Mobil Corp.	2.610%	10/15/2030	650	609
Exxon Mobil Corp.	2.995%	8/16/2039	100	80
Exxon Mobil Corp.	4.227%	3/19/2040	400	367
Exxon Mobil Corp.	3.567%	3/6/2045	235	184
Exxon Mobil Corp.	4.114%	3/1/2046	200	167
Exxon Mobil Corp.	4.327%	3/19/2050	805	676
Exxon Mobil Corp.	3.452%	4/15/2051	500	359
Halliburton Co.	2.920%	3/1/2030	200	189
Halliburton Co.	6.700%	9/15/2038	345	382
Halliburton Co.	7.450%	9/15/2039	500	589
Halliburton Co.	4.500%	11/15/2041	100	87
Halliburton Co.	5.000%	11/15/2045	500	447
Helmerich & Payne Inc.	4.650%	12/1/2027	250	252
Helmerich & Payne Inc.	4.850%	12/1/2029	200	201
Helmerich & Payne Inc.	2.900%	9/29/2031	100	89
Helmerich & Payne Inc.	5.500%	12/1/2034	50	49
Hess Corp.	4.300%	4/1/2027	487	489
Hess Corp.	7.300%	8/15/2031	180	207
Hess Corp.	7.125%	3/15/2033	100	116
Hess Corp.	6.000%	1/15/2040	75	81
Hess Corp.	5.600%	2/15/2041	350	362
HF Sinclair Corp.	5.750%	1/15/2031	200	207
HF Sinclair Corp.	5.500%	9/1/2032	102	103
HF Sinclair Corp.	6.250%	1/15/2035	175	183
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	715	833
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	53
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	250	273
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/2039	200	216
Kinder Morgan Energy Partners LP	6.550%	9/15/2040	200	217
Kinder Morgan Energy Partners LP	5.625%	9/1/2041	50	49
Kinder Morgan Energy Partners LP	4.700%	11/1/2042	150	132
Kinder Morgan Energy Partners LP	5.000%	3/1/2043	75	68
Kinder Morgan Inc.	4.300%	3/1/2028	200	201
Kinder Morgan Inc.	5.150%	6/1/2030	50	52
Kinder Morgan Inc.	7.800%	8/1/2031	140	162
Kinder Morgan Inc.	7.750%	1/15/2032	265	308
Kinder Morgan Inc.	5.300%	12/1/2034	175	179
Kinder Morgan Inc.	5.850%	6/1/2035	900	952
Kinder Morgan Inc.	5.550%	6/1/2045	425	410
Kinder Morgan Inc.	5.050%	2/15/2046	175	157
Kinder Morgan Inc.	3.600%	2/15/2051	200	140
Kinder Morgan Inc.	5.450%	8/1/2052	130	121
Kinder Morgan Inc.	5.950%	8/1/2054	130	129
Marathon Petroleum Corp.	5.125%	12/15/2026	200	201
Marathon Petroleum Corp.	5.150%	3/1/2030	120	124
Marathon Petroleum Corp.	5.700%	3/1/2035	295	304
Marathon Petroleum Corp.	6.500%	3/1/2041	300	319
Marathon Petroleum Corp.	4.500%	4/1/2048	260	209
Marathon Petroleum Corp.	5.000%	9/15/2054	100	84
MPLX LP	4.250%	12/1/2027	275	276
MPLX LP	4.000%	3/15/2028	400	399
MPLX LP	2.650%	8/15/2030	155	144
MPLX LP	4.950%	9/1/2032	149	150
MPLX LP	5.000%	3/1/2033	200	201
MPLX LP	5.500%	6/1/2034	250	255
MPLX LP	5.400%	4/1/2035	112	113
MPLX LP	5.400%	9/15/2035	350	353
MPLX LP	4.500%	4/15/2038	400	365
MPLX LP	4.700%	4/15/2048	400	332
MPLX LP	4.950%	3/14/2052	260	219

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
MPLX LP	5.650%	3/1/2053	200	185
MPLX LP	5.950%	4/1/2055	111	107
MPLX LP	6.200%	9/15/2055	200	199
NOV Inc.	3.600%	12/1/2029	200	195
NOV Inc.	3.950%	12/1/2042	125	98
Occidental Petroleum Corp.	8.500%	7/15/2027	86	90
Occidental Petroleum Corp.	6.375%	9/1/2028	97	102
Occidental Petroleum Corp.	5.200%	8/1/2029	205	210
Occidental Petroleum Corp.	8.875%	7/15/2030	176	203
Occidental Petroleum Corp.	6.625%	9/1/2030	155	167
Occidental Petroleum Corp.	6.125%	1/1/2031	196	207
Occidental Petroleum Corp.	7.500%	5/1/2031	153	172
Occidental Petroleum Corp.	7.875%	9/15/2031	85	97
Occidental Petroleum Corp.	5.375%	1/1/2032	280	286
Occidental Petroleum Corp.	5.550%	10/1/2034	210	214
Occidental Petroleum Corp.	6.450%	9/15/2036	301	320
Occidental Petroleum Corp.	7.950%	6/15/2039	43	50
Occidental Petroleum Corp.	6.200%	3/15/2040	128	130
Occidental Petroleum Corp.	6.600%	3/15/2046	196	202
Occidental Petroleum Corp.	4.400%	4/15/2046	75	59
Occidental Petroleum Corp.	4.200%	3/15/2048	55	41
Occidental Petroleum Corp.	6.050%	10/1/2054	175	167
ONEOK Inc.	4.250%	9/24/2027	400	401
ONEOK Inc.	4.550%	7/15/2028	200	202
ONEOK Inc.	5.650%	11/1/2028	100	104
ONEOK Inc.	4.350%	3/15/2029	100	100
ONEOK Inc.	5.375%	6/1/2029	90	93
ONEOK Inc.	3.400%	9/1/2029	245	237
ONEOK Inc.	3.100%	3/15/2030	200	190
ONEOK Inc.	3.250%	6/1/2030	200	190
ONEOK Inc.	4.750%	10/15/2031	125	126
ONEOK Inc.	4.950%	10/15/2032	158	159
ONEOK Inc.	6.050%	9/1/2033	350	372
ONEOK Inc.	5.050%	11/1/2034	325	322
ONEOK Inc.	5.400%	10/15/2035	325	328
ONEOK Inc.	5.150%	10/15/2043	125	114
ONEOK Inc.	5.600%	4/1/2044	60	57
ONEOK Inc.	5.050%	4/1/2045	80	71
ONEOK Inc.	4.250%	9/15/2046	200	157
ONEOK Inc.	4.950%	7/13/2047	110	96
ONEOK Inc.	4.200%	10/3/2047	150	116
ONEOK Inc.	5.200%	7/15/2048	40	36
ONEOK Inc.	4.850%	2/1/2049	100	84
ONEOK Inc.	4.450%	9/1/2049	150	121
ONEOK Inc.	4.500%	3/15/2050	100	81
ONEOK Inc.	7.150%	1/15/2051	120	132
ONEOK Inc.	6.625%	9/1/2053	250	262
ONEOK Inc.	5.700%	11/1/2054	285	265
ONEOK Inc.	6.250%	10/15/2055	425	426
ONEOK Inc.	5.850%	11/1/2064	140	131
ONEOK Partners LP	6.650%	10/1/2036	260	283
ONEOK Partners LP	6.125%	2/1/2041	150	154
Ovintiv Inc.	5.650%	5/15/2028	100	103
Ovintiv Inc.	7.375%	11/1/2031	50	56
Ovintiv Inc.	6.250%	7/15/2033	100	106
Ovintiv Inc.	6.500%	8/15/2034	150	161
Ovintiv Inc.	6.625%	8/15/2037	100	106
Ovintiv Inc.	6.500%	2/1/2038	100	105
Ovintiv Inc.	7.100%	7/15/2053	75	80
Patterson-UTI Energy Inc.	5.150%	11/15/2029	50	50
Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	107
Phillips 66	3.900%	3/15/2028	150	149
Phillips 66	2.150%	12/15/2030	100	90
Phillips 66	4.650%	11/15/2034	300	294
Phillips 66	5.875%	5/1/2042	245	248
Phillips 66	4.875%	11/15/2044	440	386
Phillips 66 Co.	4.950%	12/1/2027	200	203
Phillips 66 Co.	3.150%	12/15/2029	100	96
Phillips 66 Co.	5.250%	6/15/2031	200	208
Phillips 66 Co.	4.950%	3/15/2035	105	104

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	4.680%	2/15/2045	245	208
	Phillips 66 Co.	5.875%	3/15/2056	225	222
	Phillips 66 Co.	6.200%	3/15/2056	134	134
	Pioneer Natural Resources Co.	1.900%	8/15/2030	300	272
	Pioneer Natural Resources Co.	2.150%	1/15/2031	200	182
	Plains All American Pipeline LP	5.950%	6/15/2035	175	182
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/2026	100	100
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	275	267
	Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/2030	200	194
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	161	162
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	85	88
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	185	187
	Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/2037	100	109
	Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/2042	110	101
	Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/2044	200	170
	Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/2045	50	44
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	750	755
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	300	300
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	550	553
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	146	154
[5]	Shell Finance US Inc.	3.875%	11/13/2028	68	68
	Shell Finance US Inc.	2.375%	11/7/2029	582	549
	Shell Finance US Inc.	2.750%	4/6/2030	50	47
	Shell Finance US Inc.	4.125%	11/6/2030	154	154
	Shell Finance US Inc.	4.125%	5/11/2035	300	288
	Shell Finance US Inc.	4.750%	1/6/2036	175	175
[5]	Shell Finance US Inc.	6.375%	12/15/2038	475	529
[5]	Shell Finance US Inc.	5.500%	3/25/2040	175	179
	Shell Finance US Inc.	4.550%	8/12/2043	300	268
	Shell Finance US Inc.	4.375%	5/11/2045	430	370
	Shell Finance US Inc.	4.000%	5/10/2046	640	517
[5]	Shell Finance US Inc.	3.125%	11/7/2049	200	134
[5]	Shell Finance US Inc.	3.000%	11/26/2051	200	129
	Shell International Finance BV	2.875%	11/26/2041	200	148
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	100	101
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	150	152
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	215	217
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	125	120
	Spectra Energy Partners LP	4.500%	3/15/2045	325	274
	Suncor Energy Inc.	5.950%	12/1/2034	125	132
	Suncor Energy Inc.	6.800%	5/15/2038	273	301
	Suncor Energy Inc.	4.000%	11/15/2047	100	76
	Suncor Energy Inc.	3.750%	3/4/2051	200	142
	Targa Resources Corp.	4.350%	1/15/2029	105	105
	Targa Resources Corp.	6.150%	3/1/2029	175	184
	Targa Resources Corp.	4.900%	9/15/2030	125	127
	Targa Resources Corp.	4.200%	2/1/2033	200	191
	Targa Resources Corp.	6.125%	3/15/2033	284	304
	Targa Resources Corp.	5.500%	2/15/2035	175	179
	Targa Resources Corp.	5.550%	8/15/2035	171	175
	Targa Resources Corp.	5.650%	2/15/2036	55	57
	Targa Resources Corp.	5.400%	7/30/2036	245	245
	Targa Resources Corp.	4.950%	4/15/2052	75	64
	Targa Resources Corp.	6.250%	7/1/2052	90	90
	Targa Resources Corp.	6.500%	2/15/2053	200	209
	Targa Resources Corp.	6.125%	5/15/2055	171	170
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	100	100
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	100	101
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	203
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	200	201
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	200	191
	TC PipeLines LP	3.900%	5/25/2027	50	50
	TotalEnergies Capital International SA	2.829%	1/10/2030	490	469
	TotalEnergies Capital International SA	2.986%	6/29/2041	140	106
	TotalEnergies Capital International SA	3.461%	7/12/2049	150	107
	TotalEnergies Capital International SA	3.127%	5/29/2050	440	293
	TotalEnergies Capital International SA	3.386%	6/29/2060	130	84
	TotalEnergies Capital SA	5.150%	4/5/2034	225	234
	TotalEnergies Capital SA	4.724%	9/10/2034	411	414
	TotalEnergies Capital SA	5.488%	4/5/2054	300	290

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital SA	5.275%	9/10/2054	100	94
	TotalEnergies Capital SA	5.638%	4/5/2064	225	218
	TotalEnergies Capital SA	5.425%	9/10/2064	225	210
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	250	251
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	400	395
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	735	716
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	150	156
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	300	313
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	175	187
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	200	210
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	300	309
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	100	100
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	200	192
[5]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	97	98
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	100	87
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	100	77
[5]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	97	96
	Valero Energy Corp.	6.625%	6/15/2037	300	331
	Valero Energy Corp.	3.650%	12/1/2051	100	69
	Valero Energy Partners LP	4.500%	3/15/2028	75	76
	Viper Energy Partners LLC	4.900%	8/1/2030	50	51
	Viper Energy Partners LLC	5.700%	8/1/2035	115	117
	Western Midstream Operating LP	4.750%	8/15/2028	54	55
	Western Midstream Operating LP	6.350%	1/15/2029	100	105
	Western Midstream Operating LP	4.800%	3/1/2031	100	100
	Western Midstream Operating LP	5.500%	12/15/2035	111	111
	Western Midstream Operating LP	5.450%	4/1/2044	105	96
	Western Midstream Operating LP	5.300%	3/1/2048	200	172
	Western Midstream Operating LP	5.250%	2/1/2050	200	171
	Williams Cos. Inc.	3.750%	6/15/2027	300	299
	Williams Cos. Inc.	5.300%	8/15/2028	138	142
	Williams Cos. Inc.	4.900%	3/15/2029	200	204
	Williams Cos. Inc.	4.800%	11/15/2029	100	102
	Williams Cos. Inc.	4.625%	6/30/2030	125	126
	Williams Cos. Inc.	3.500%	11/15/2030	200	192
	Williams Cos. Inc.	2.600%	3/15/2031	200	183
	Williams Cos. Inc.	4.650%	8/15/2032	200	200
	Williams Cos. Inc.	5.650%	3/15/2033	200	210
	Williams Cos. Inc.	5.150%	3/15/2034	225	229
	Williams Cos. Inc.	5.600%	3/15/2035	200	208
	Williams Cos. Inc.	5.300%	9/30/2035	200	204
	Williams Cos. Inc.	6.300%	4/15/2040	100	108
	Williams Cos. Inc.	5.800%	11/15/2043	100	99
	Williams Cos. Inc.	5.400%	3/4/2044	315	302
	Williams Cos. Inc.	5.750%	6/24/2044	100	99
	Williams Cos. Inc.	5.100%	9/15/2045	200	184
	Williams Cos. Inc.	4.850%	3/1/2048	150	131
	Williams Cos. Inc.	3.500%	10/15/2051	100	70
	Williams Cos. Inc.	5.300%	8/15/2052	130	120
	Williams Cos. Inc.	5.800%	11/15/2054	175	173
	Williams Cos. Inc.	6.000%	3/15/2055	100	102
	Woodside Finance Ltd.	4.900%	5/19/2028	240	244
	Woodside Finance Ltd.	5.400%	5/19/2030	263	270
	Woodside Finance Ltd.	5.700%	5/19/2032	225	234
	Woodside Finance Ltd.	5.100%	9/12/2034	70	69
	Woodside Finance Ltd.	6.000%	5/19/2035	355	370
	Woodside Finance Ltd.	5.700%	9/12/2054	130	122
					99,232
Financials (7.3%)
	ACE Capital Trust II	9.700%	4/1/2030	50	60
	Aegon Ltd.	5.500%	4/11/2048	200	202
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	200	204
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	300	298
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	500	504
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	300	299
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	200	207
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	825	800
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	200	214
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	150	150

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	500	463
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	500	452
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/2034	250	256
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	300	300
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	38	38
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	300	245
Affiliated Managers Group Inc.	3.300%	6/15/2030	300	286
Affiliated Managers Group Inc.	5.500%	2/15/2036	174	174
Aflac Inc.	4.750%	1/15/2049	235	207
Air Lease Corp.	2.200%	1/15/2027	200	196
Air Lease Corp.	3.625%	4/1/2027	75	74
Air Lease Corp.	3.625%	12/1/2027	200	198
Air Lease Corp.	2.100%	9/1/2028	500	471
Air Lease Corp.	3.250%	10/1/2029	100	96
Air Lease Corp.	3.000%	2/1/2030	225	211
Air Lease Corp.	3.125%	12/1/2030	750	695
Alleghany Corp.	3.625%	5/15/2030	100	98
Alleghany Corp.	4.900%	9/15/2044	100	91
Alleghany Corp.	3.250%	8/15/2051	250	168
Allstate Corp.	5.050%	6/24/2029	100	103
Allstate Corp.	1.450%	12/15/2030	100	87
Allstate Corp.	5.250%	3/30/2033	200	208
Allstate Corp.	5.550%	5/9/2035	100	105
Allstate Corp.	4.500%	6/15/2043	625	547
Allstate Corp.	4.200%	12/15/2046	440	362
Allstate Corp.	3.850%	8/10/2049	100	76
Allstate Corp.	6.500%	5/15/2067	100	105
Ally Financial Inc.	2.200%	11/2/2028	450	426
Ally Financial Inc.	5.737%	5/15/2029	50	51
Ally Financial Inc.	6.992%	6/13/2029	200	211
Ally Financial Inc.	8.000%	11/1/2031	400	454
American Express Co.	2.550%	3/4/2027	200	197
American Express Co.	3.300%	5/3/2027	350	348
American Express Co.	5.098%	2/16/2028	2,000	2,024
American Express Co.	5.043%	7/26/2028	250	254
American Express Co.	4.731%	4/25/2029	225	228
American Express Co.	4.351%	7/20/2029	200	201
American Express Co.	5.282%	7/27/2029	200	206
American Express Co.	5.085%	1/30/2031	150	155
American Express Co.	5.016%	4/25/2031	275	283
American Express Co.	6.489%	10/30/2031	200	218
American Express Co.	4.989%	5/26/2033	150	153
American Express Co.	4.918%	7/20/2033	1,100	1,119
American Express Co.	5.043%	5/1/2034	192	197
American Express Co.	5.915%	4/25/2035	90	96
American Express Co.	5.284%	7/26/2035	250	258
American Express Co.	5.442%	1/30/2036	170	176
American Express Co.	5.667%	4/25/2036	900	951
American Express Co.	4.804%	10/24/2036	400	395
American Financial Group Inc.	5.250%	4/2/2030	114	119
American Financial Group Inc.	5.000%	9/23/2035	107	105
American Financial Group Inc.	4.500%	6/15/2047	110	92
American International Group Inc.	3.400%	6/30/2030	120	116
American International Group Inc.	3.875%	1/15/2035	100	93
American International Group Inc.	4.500%	7/16/2044	100	88
American International Group Inc.	4.750%	4/1/2048	200	178
American National Group Inc.	5.750%	10/1/2029	100	104
American National Group Inc.	6.000%	7/15/2035	200	203
Ameriprise Financial Inc.	5.150%	5/15/2033	200	208
Ameriprise Financial Inc.	5.200%	4/15/2035	200	204
Aon Corp.	8.205%	1/1/2027	25	26
Aon Corp.	4.500%	12/15/2028	100	101
Aon Corp.	3.750%	5/2/2029	90	89
Aon Corp.	2.800%	5/15/2030	405	382
Aon Corp.	6.250%	9/30/2040	100	109
Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	225	234
Aon Global Ltd.	4.600%	6/14/2044	175	153
Aon Global Ltd.	4.750%	5/15/2045	100	89
Aon North America Inc.	5.125%	3/1/2027	100	101
Aon North America Inc.	5.300%	3/1/2031	200	209

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon North America Inc.	5.450%	3/1/2034	500	520
	Aon North America Inc.	5.750%	3/1/2054	675	672
[5]	Apollo Debt Solutions BDC	5.200%	12/8/2028	75	75
	Apollo Debt Solutions BDC	6.900%	4/13/2029	250	263
	Apollo Debt Solutions BDC	5.875%	8/30/2030	100	101
	Apollo Debt Solutions BDC	6.700%	7/29/2031	175	185
	Apollo Debt Solutions BDC	6.550%	3/15/2032	100	103
	Apollo Global Management Inc.	6.375%	11/15/2033	75	82
	Apollo Global Management Inc.	5.150%	8/12/2035	143	143
	Apollo Global Management Inc.	5.800%	5/21/2054	100	98
	Apollo Global Management Inc.	6.000%	12/15/2054	90	89
	Arch Capital Finance LLC	4.011%	12/15/2026	100	100
	Arch Capital Finance LLC	5.031%	12/15/2046	100	93
	Arch Capital Group Ltd.	7.350%	5/1/2034	50	58
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	148
	Arch Capital Group US Inc.	5.144%	11/1/2043	50	47
	Ares Capital Corp.	7.000%	1/15/2027	80	82
	Ares Capital Corp.	2.875%	6/15/2027	224	219
	Ares Capital Corp.	5.875%	3/1/2029	175	180
	Ares Capital Corp.	5.950%	7/15/2029	200	205
	Ares Capital Corp.	5.500%	9/1/2030	225	227
	Ares Capital Corp.	5.100%	1/15/2031	400	395
	Ares Capital Corp.	5.800%	3/8/2032	100	101
	Ares Management Corp.	5.600%	10/11/2054	150	142
	Ares Strategic Income Fund	5.700%	3/15/2028	180	182
[5]	Ares Strategic Income Fund	5.450%	9/9/2028	100	101
[5]	Ares Strategic Income Fund	4.850%	1/15/2029	250	247
	Ares Strategic Income Fund	6.350%	8/15/2029	200	206
	Ares Strategic Income Fund	5.600%	2/15/2030	130	131
[5]	Ares Strategic Income Fund	5.800%	9/9/2030	150	152
[5]	Ares Strategic Income Fund	5.150%	1/15/2031	250	245
	Ares Strategic Income Fund	6.200%	3/21/2032	200	205
	Arthur J Gallagher & Co.	4.600%	12/15/2027	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/2029	25	26
	Arthur J Gallagher & Co.	5.000%	2/15/2032	30	31
	Arthur J Gallagher & Co.	5.500%	3/2/2033	200	208
	Arthur J Gallagher & Co.	6.500%	2/15/2034	100	110
	Arthur J Gallagher & Co.	5.150%	2/15/2035	300	303
	Arthur J Gallagher & Co.	5.750%	3/2/2053	200	196
	Arthur J Gallagher & Co.	5.750%	7/15/2054	100	98
	Arthur J Gallagher & Co.	5.550%	2/15/2055	135	129
	Associated Banc-Corp	6.455%	8/29/2030	50	52
	Assurant Inc.	4.900%	3/27/2028	100	101
	Assurant Inc.	5.550%	2/15/2036	100	102
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	100	105
	Athene Holding Ltd.	4.125%	1/12/2028	200	200
	Athene Holding Ltd.	6.150%	4/3/2030	210	223
	Athene Holding Ltd.	3.500%	1/15/2031	500	473
	Athene Holding Ltd.	5.875%	1/15/2034	375	389
	Athene Holding Ltd.	3.950%	5/25/2051	5	4
	Athene Holding Ltd.	3.450%	5/15/2052	100	63
	Athene Holding Ltd.	6.250%	4/1/2054	300	292
	Athene Holding Ltd.	6.625%	10/15/2054	100	100
	Athene Holding Ltd.	6.875%	6/28/2055	150	150
	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	250	251
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	250	254
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	350	357
	AXA SA	8.600%	12/15/2030	112	131
	AXIS Specialty Finance LLC	4.900%	1/15/2040	50	48
	AXIS Specialty Finance plc	4.000%	12/6/2027	550	549
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	100	100
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	233
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	200	213
	Banco Santander SA	4.250%	4/11/2027	600	601
	Banco Santander SA	5.294%	8/18/2027	200	204
	Banco Santander SA	3.800%	2/23/2028	200	198
	Banco Santander SA	5.552%	3/14/2028	200	203
	Banco Santander SA	4.379%	4/12/2028	200	201
	Banco Santander SA	5.365%	7/15/2028	200	204
	Banco Santander SA	6.607%	11/7/2028	200	213

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Banco Santander SA	5.538%	3/14/2030	200	207
Banco Santander SA	2.958%	3/25/2031	600	558
Banco Santander SA	5.439%	7/15/2031	200	210
Banco Santander SA	6.921%	8/8/2033	400	443
Banco Santander SA	6.938%	11/7/2033	200	229
Banco Santander SA	6.350%	3/14/2034	400	431
Banco Santander SA	6.033%	1/17/2035	200	214
Bank of America Corp.	3.248%	10/21/2027	750	743
Bank of America Corp.	4.183%	11/25/2027	560	561
Bank of America Corp.	3.824%	1/20/2028	1,248	1,245
Bank of America Corp.	2.551%	2/4/2028	675	664
Bank of America Corp.	3.705%	4/24/2028	350	348
Bank of America Corp.	3.593%	7/21/2028	800	795
Bank of America Corp.	6.204%	11/10/2028	350	364
Bank of America Corp.	3.419%	12/20/2028	1,334	1,318
Bank of America Corp.	3.970%	3/5/2029	225	225
Bank of America Corp.	5.202%	4/25/2029	450	461
Bank of America Corp.	2.087%	6/14/2029	1,500	1,430
Bank of America Corp.	4.271%	7/23/2029	575	577
Bank of America Corp.	3.974%	2/7/2030	150	149
Bank of America Corp.	2.884%	10/22/2030	300	286
Bank of America Corp.	5.162%	1/24/2031	1,932	1,995
Bank of America Corp.	2.496%	2/13/2031	750	698
Bank of America Corp.	2.592%	4/29/2031	2,000	1,863
Bank of America Corp.	2.687%	4/22/2032	500	459
Bank of America Corp.	2.572%	10/20/2032	1,500	1,352
Bank of America Corp.	2.972%	2/4/2033	925	845
Bank of America Corp.	5.015%	7/22/2033	500	510
Bank of America Corp.	5.288%	4/25/2034	1,450	1,495
Bank of America Corp.	5.872%	9/15/2034	300	320
Bank of America Corp.	5.468%	1/23/2035	700	729
Bank of America Corp.	5.425%	8/15/2035	180	184
Bank of America Corp.	5.518%	10/25/2035	425	436
Bank of America Corp.	5.511%	1/24/2036	300	313
Bank of America Corp.	5.464%	5/9/2036	250	260
Bank of America Corp.	2.482%	9/21/2036	400	351
Bank of America Corp.	6.110%	1/29/2037	335	361
Bank of America Corp.	3.846%	3/8/2037	570	538
Bank of America Corp.	4.244%	4/24/2038	300	280
Bank of America Corp.	7.750%	5/14/2038	240	292
Bank of America Corp.	4.078%	4/23/2040	550	490
Bank of America Corp.	2.676%	6/19/2041	1,000	736
Bank of America Corp.	5.875%	2/7/2042	300	319
Bank of America Corp.	3.311%	4/22/2042	400	315
Bank of America Corp.	4.875%	4/1/2044	300	284
Bank of America Corp.	4.750%	4/21/2045	100	90
Bank of America Corp.	4.443%	1/20/2048	100	87
Bank of America Corp.	4.330%	3/15/2050	250	210
Bank of America Corp.	4.083%	3/20/2051	1,500	1,203
Bank of America Corp.	2.831%	10/24/2051	500	317
Bank of America Corp.	3.483%	3/13/2052	500	360
Bank of America Corp.	2.972%	7/21/2052	400	262
Bank of America NA	6.000%	10/15/2036	250	271
Bank of Montreal	2.650%	3/8/2027	200	197
Bank of Montreal	5.203%	2/1/2028	200	205
Bank of Montreal	5.717%	9/25/2028	200	209
Bank of Montreal	5.511%	6/4/2031	300	316
Bank of Montreal	3.803%	12/15/2032	500	494
Bank of New York Mellon	4.729%	4/20/2029	250	254
Bank of New York Mellon Corp.	2.050%	1/26/2027	120	118
Bank of New York Mellon Corp.	3.250%	5/16/2027	150	149
Bank of New York Mellon Corp.	3.442%	2/7/2028	150	149
Bank of New York Mellon Corp.	4.441%	6/9/2028	100	101
Bank of New York Mellon Corp.	4.890%	7/21/2028	200	203
Bank of New York Mellon Corp.	5.802%	10/25/2028	200	207
Bank of New York Mellon Corp.	4.543%	2/1/2029	200	202
Bank of New York Mellon Corp.	3.300%	8/23/2029	100	97
Bank of New York Mellon Corp.	6.317%	10/25/2029	200	212
Bank of New York Mellon Corp.	4.975%	3/14/2030	200	206
Bank of New York Mellon Corp.	4.942%	2/11/2031	600	617

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	2.500%	1/26/2032	80	73
	Bank of New York Mellon Corp.	5.060%	7/22/2032	140	145
	Bank of New York Mellon Corp.	5.834%	10/25/2033	200	216
	Bank of New York Mellon Corp.	4.706%	2/1/2034	200	201
	Bank of New York Mellon Corp.	4.967%	4/26/2034	1,200	1,223
	Bank of New York Mellon Corp.	5.188%	3/14/2035	200	206
	Bank of New York Mellon Corp.	5.316%	6/6/2036	100	104
	Bank of Nova Scotia	1.950%	2/2/2027	200	196
	Bank of Nova Scotia	5.400%	6/4/2027	120	123
	Bank of Nova Scotia	5.250%	6/12/2028	200	206
	Bank of Nova Scotia	5.450%	8/1/2029	125	130
	Bank of Nova Scotia	5.130%	2/14/2031	202	208
	Bank of Nova Scotia	2.450%	2/2/2032	200	178
	Bank of Nova Scotia	4.740%	11/10/2032	200	202
	Bank of Nova Scotia	5.650%	2/1/2034	200	212
	Bank of Nova Scotia	4.588%	5/4/2037	200	195
	Barclays plc	4.337%	1/10/2028	200	200
	Barclays plc	5.674%	3/12/2028	225	229
	Barclays plc	4.836%	5/9/2028	400	403
	Barclays plc	5.501%	8/9/2028	325	332
	Barclays plc	4.837%	9/10/2028	80	81
	Barclays plc	7.385%	11/2/2028	375	396
	Barclays plc	5.086%	2/25/2029	200	204
	Barclays plc	4.972%	5/16/2029	500	508
	Barclays plc	6.490%	9/13/2029	326	344
	Barclays plc	4.476%	11/11/2029	200	201
	Barclays plc	5.690%	3/12/2030	225	234
	Barclays plc	5.088%	6/20/2030	345	351
	Barclays plc	4.942%	9/10/2030	119	121
	Barclays plc	5.367%	2/25/2031	200	207
	Barclays plc	2.645%	6/24/2031	400	370
	Barclays plc	5.746%	8/9/2033	325	341
	Barclays plc	7.437%	11/2/2033	1,125	1,287
	Barclays plc	7.119%	6/27/2034	270	302
	Barclays plc	5.335%	9/10/2035	350	356
	Barclays plc	3.564%	9/23/2035	250	236
	Barclays plc	5.785%	2/25/2036	675	707
	Barclays plc	5.250%	8/17/2045	250	240
	Barclays plc	5.860%	8/11/2046	185	189
	Barclays plc	4.950%	1/10/2047	200	184
	Barclays plc	6.036%	3/12/2055	400	420
	Barings BDC Inc.	5.200%	9/15/2028	50	50
[5]	Barings Private Credit Corp.	6.150%	6/11/2030	275	274
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	140	152
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	750	626
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	180	151
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	425	273
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	534	411
	BGC Group Inc.	6.150%	4/2/2030	100	104
	BlackRock Funding Inc.	4.700%	3/14/2029	200	204
	BlackRock Funding Inc.	5.000%	3/14/2034	200	207
	BlackRock Funding Inc.	4.900%	1/8/2035	150	153
	BlackRock Funding Inc.	5.250%	3/14/2054	275	263
	BlackRock Funding Inc.	5.350%	1/8/2055	150	146
	Blackrock Inc.	3.200%	3/15/2027	100	99
	Blackrock Inc.	3.250%	4/30/2029	90	88
	Blackrock Inc.	2.400%	4/30/2030	380	356
	Blackrock Inc.	2.100%	2/25/2032	600	530
	Blackrock Inc.	4.750%	5/25/2033	200	204
	Blackstone Private Credit Fund	2.625%	12/15/2026	300	295
	Blackstone Private Credit Fund	3.250%	3/15/2027	200	197
	Blackstone Private Credit Fund	4.950%	9/26/2027	70	70
	Blackstone Private Credit Fund	5.950%	7/16/2029	450	459
	Blackstone Private Credit Fund	5.050%	9/10/2030	125	123
	Blackstone Private Credit Fund	6.250%	1/25/2031	90	93
	Blackstone Private Credit Fund	6.000%	11/22/2034	300	303
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	114	114
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	100	101
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	236	234
	Blackstone Secured Lending Fund	5.875%	11/15/2027	150	153

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackstone Secured Lending Fund	5.350%	4/13/2028	450	454
	Blackstone Secured Lending Fund	5.125%	1/31/2031	250	247
	Blue Owl Capital Corp.	2.875%	6/11/2028	125	118
	Blue Owl Capital Corp.	5.950%	3/15/2029	200	202
	Blue Owl Capital Corp.	6.200%	7/15/2030	300	304
	Blue Owl Credit Income Corp.	4.700%	2/8/2027	150	150
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	200	211
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	200	206
	Blue Owl Finance LLC	6.250%	4/18/2034	350	361
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	200	195
[5]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	50	50
[5]	BNP Paribas SA	3.052%	1/13/2031	50	47
	BPCE SA	3.375%	12/2/2026	250	249
	Brighthouse Financial Inc.	4.700%	6/22/2047	173	127
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	75	71
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	182
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	125	131
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	200	200
	Brookfield Capital Finance LLC	6.087%	6/14/2033	100	107
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/2032	120	105
	Brookfield Finance Inc.	3.900%	1/25/2028	125	125
	Brookfield Finance Inc.	4.850%	3/29/2029	150	152
	Brookfield Finance Inc.	4.350%	4/15/2030	205	206
	Brookfield Finance Inc.	4.700%	9/20/2047	185	160
	Brookfield Finance Inc.	3.500%	3/30/2051	150	104
	Brookfield Finance Inc.	5.968%	3/4/2054	240	242
	Brookfield Finance Inc.	5.813%	3/3/2055	100	99
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/2050	125	86
	Brown & Brown Inc.	4.600%	12/23/2026	125	126
	Brown & Brown Inc.	4.700%	6/23/2028	50	51
	Brown & Brown Inc.	4.500%	3/15/2029	75	75
	Brown & Brown Inc.	4.900%	6/23/2030	50	51
	Brown & Brown Inc.	2.375%	3/15/2031	500	448
	Brown & Brown Inc.	5.250%	6/23/2032	50	51
	Brown & Brown Inc.	5.550%	6/23/2035	225	231
	Brown & Brown Inc.	6.250%	6/23/2055	175	182
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	200	199
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	115	117
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,336	1,358
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	200	191
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	200	217
	Capital One Financial Corp.	4.100%	2/9/2027	250	250
	Capital One Financial Corp.	3.750%	3/9/2027	100	100
	Capital One Financial Corp.	3.650%	5/11/2027	800	796
	Capital One Financial Corp.	3.800%	1/31/2028	300	299
	Capital One Financial Corp.	5.468%	2/1/2029	200	205
	Capital One Financial Corp.	5.700%	2/1/2030	595	619
	Capital One Financial Corp.	3.273%	3/1/2030	230	223
	Capital One Financial Corp.	5.463%	7/26/2030	300	311
	Capital One Financial Corp.	4.493%	9/11/2031	100	100
	Capital One Financial Corp.	7.624%	10/30/2031	200	226
	Capital One Financial Corp.	2.618%	11/2/2032	250	224
	Capital One Financial Corp.	6.700%	11/29/2032	250	277
	Capital One Financial Corp.	5.817%	2/1/2034	732	766
	Capital One Financial Corp.	6.377%	6/8/2034	300	324
	Capital One Financial Corp.	6.051%	2/1/2035	205	218
	Capital One Financial Corp.	5.884%	7/26/2035	175	184
	Capital One Financial Corp.	6.183%	1/30/2036	305	319
	Capital One Financial Corp.	5.197%	9/11/2036	300	298
	Capital One NA	4.650%	9/13/2028	250	254
	Capital One NA	2.700%	2/6/2030	100	94
	Capital Southwest Corp.	5.950%	9/18/2030	121	122
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	50	51
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	150	148
	Charles Schwab Corp.	3.200%	3/2/2027	250	248
	Charles Schwab Corp.	2.450%	3/3/2027	245	241
	Charles Schwab Corp.	3.200%	1/25/2028	100	99
	Charles Schwab Corp.	4.000%	2/1/2029	125	125
	Charles Schwab Corp.	5.643%	5/19/2029	220	228
	Charles Schwab Corp.	3.250%	5/22/2029	100	97

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charles Schwab Corp.	2.750%	10/1/2029	50	48
Charles Schwab Corp.	6.196%	11/17/2029	220	233
Charles Schwab Corp.	4.625%	3/22/2030	50	51
Charles Schwab Corp.	2.300%	5/13/2031	500	453
Charles Schwab Corp.	4.343%	11/14/2031	175	175
Charles Schwab Corp.	2.900%	3/3/2032	395	362
Charles Schwab Corp.	5.853%	5/19/2034	300	321
Charles Schwab Corp.	6.136%	8/24/2034	235	256
Charles Schwab Corp.	4.914%	11/14/2036	105	104
Chubb Corp.	6.000%	5/11/2037	125	136
Chubb Corp.	6.500%	5/15/2038	95	108
Chubb INA Holdings LLC	5.000%	3/15/2034	125	128
Chubb INA Holdings LLC	4.900%	8/15/2035	296	297
Chubb INA Holdings LLC	6.700%	5/15/2036	200	229
Chubb INA Holdings LLC	4.150%	3/13/2043	100	86
Chubb INA Holdings LLC	4.350%	11/3/2045	350	305
Chubb INA Holdings LLC	2.850%	12/15/2051	100	64
Chubb INA Holdings LLC	3.050%	12/15/2061	200	123
Cincinnati Financial Corp.	6.920%	5/15/2028	100	107
Cincinnati Financial Corp.	6.125%	11/1/2034	75	81
Citibank NA	5.488%	12/4/2026	450	456
Citibank NA	4.838%	8/6/2029	350	358
Citibank NA	4.914%	5/29/2030	250	257
Citibank NA	5.570%	4/30/2034	250	264
Citigroup Inc.	4.450%	9/29/2027	1,230	1,238
Citigroup Inc.	3.887%	1/10/2028	475	474
Citigroup Inc.	3.070%	2/24/2028	1,000	989
Citigroup Inc.	4.643%	5/7/2028	175	176
Citigroup Inc.	4.658%	5/24/2028	350	353
Citigroup Inc.	3.668%	7/24/2028	900	895
Citigroup Inc.	4.125%	7/25/2028	100	100
Citigroup Inc.	3.520%	10/27/2028	580	575
Citigroup Inc.	5.174%	2/13/2030	450	462
Citigroup Inc.	3.980%	3/20/2030	475	471
Citigroup Inc.	4.542%	9/19/2030	350	353
Citigroup Inc.	2.976%	11/5/2030	300	286
Citigroup Inc.	2.666%	1/29/2031	500	468
Citigroup Inc.	4.412%	3/31/2031	750	750
Citigroup Inc.	4.952%	5/7/2031	175	179
Citigroup Inc.	2.572%	6/3/2031	500	463
Citigroup Inc.	4.503%	9/11/2031	270	271
Citigroup Inc.	6.625%	6/15/2032	100	111
Citigroup Inc.	2.520%	11/3/2032	475	425
Citigroup Inc.	3.057%	1/25/2033	230	211
Citigroup Inc.	3.785%	3/17/2033	600	572
Citigroup Inc.	4.910%	5/24/2033	220	223
Citigroup Inc.	6.270%	11/17/2033	500	544
Citigroup Inc.	6.174%	5/25/2034	350	373
Citigroup Inc.	5.827%	2/13/2035	1,050	1,092
Citigroup Inc.	6.125%	8/25/2036	75	80
Citigroup Inc.	5.174%	9/11/2036	1,217	1,229
Citigroup Inc.	3.878%	1/24/2039	225	199
Citigroup Inc.	8.125%	7/15/2039	562	721
Citigroup Inc.	5.411%	9/19/2039	350	352
Citigroup Inc.	5.316%	3/26/2041	1,000	999
Citigroup Inc.	5.875%	1/30/2042	100	105
Citigroup Inc.	5.300%	5/6/2044	375	364
Citigroup Inc.	4.650%	7/30/2045	200	180
Citigroup Inc.	4.750%	5/18/2046	375	329
Citigroup Inc.	4.650%	7/23/2048	450	397
Citigroup Inc.	5.612%	3/4/2056	175	174
Citizens Financial Group Inc.	5.841%	1/23/2030	200	209
Citizens Financial Group Inc.	2.500%	2/6/2030	200	186
Citizens Financial Group Inc.	5.253%	3/5/2031	120	123
Citizens Financial Group Inc.	2.638%	9/30/2032	125	108
Citizens Financial Group Inc.	6.645%	4/25/2035	129	142
CME Group Inc.	4.400%	3/15/2030	200	203
CME Group Inc.	2.650%	3/15/2032	500	457
CME Group Inc.	5.300%	9/15/2043	200	201
CNA Financial Corp.	3.450%	8/15/2027	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CNA Financial Corp.	3.900%	5/1/2029	100	99
CNA Financial Corp.	5.125%	2/15/2034	170	171
CNA Financial Corp.	5.200%	8/15/2035	200	201
CNO Financial Group Inc.	5.250%	5/30/2029	100	102
CNO Financial Group Inc.	6.450%	6/15/2034	125	132
Comerica Bank	5.332%	8/25/2033	250	252
Comerica Inc.	4.000%	2/1/2029	90	89
Comerica Inc.	5.982%	1/30/2030	200	209
Commonwealth Bank of Australia	4.423%	3/14/2028	250	253
Commonwealth Bank of Australia	4.150%	10/1/2030	250	250
Cooperatieve Rabobank UA	4.883%	1/21/2028	250	256
Cooperatieve Rabobank UA	4.800%	1/9/2029	250	256
Cooperatieve Rabobank UA	4.494%	10/17/2029	250	254
Cooperatieve Rabobank UA	5.250%	5/24/2041	100	100
Cooperatieve Rabobank UA	5.750%	12/1/2043	250	252
Cooperatieve Rabobank UA	5.250%	8/4/2045	250	235
Corebridge Financial Inc.	3.850%	4/5/2029	185	182
Corebridge Financial Inc.	3.900%	4/5/2032	500	475
Corebridge Financial Inc.	6.050%	9/15/2033	400	425
Corebridge Financial Inc.	5.750%	1/15/2034	432	452
Corebridge Financial Inc.	4.350%	4/5/2042	100	85
Corebridge Financial Inc.	4.400%	4/5/2052	215	174
Corebridge Financial Inc.	6.875%	12/15/2052	150	154
Corebridge Financial Inc.	6.375%	9/15/2054	150	151
Credit Suisse USA LLC	7.125%	7/15/2032	100	114
Deutsche Bank AG	5.706%	2/8/2028	150	152
Deutsche Bank AG	6.720%	1/18/2029	325	340
Deutsche Bank AG	6.819%	11/20/2029	275	293
Deutsche Bank AG	5.297%	5/9/2031	400	410
Deutsche Bank AG	4.950%	8/4/2031	179	181
Deutsche Bank AG	3.547%	9/18/2031	1,000	952
Deutsche Bank AG	3.729%	1/14/2032	250	236
Deutsche Bank AG	3.035%	5/28/2032	160	147
Deutsche Bank AG	4.875%	12/1/2032	240	241
Deutsche Bank AG	3.742%	1/7/2033	215	200
Deutsche Bank AG	7.079%	2/10/2034	200	220
Deutsche Bank AG	5.403%	9/11/2035	350	357
Discover Financial Services	7.964%	11/2/2034	175	206
Eaton Vance Corp.	3.500%	4/6/2027	100	100
Enact Holdings Inc.	6.250%	5/28/2029	125	131
Enstar Finance LLC	5.500%	1/15/2042	102	101
Enstar Group Ltd.	4.950%	6/1/2029	142	143
Enstar Group Ltd.	3.100%	9/1/2031	100	90
Equifax Inc.	5.100%	6/1/2028	400	409
Equifax Inc.	4.800%	9/15/2029	100	102
Equifax Inc.	3.100%	5/15/2030	120	114
Equifax Inc.	2.350%	9/15/2031	200	178
Equitable Holdings Inc.	4.350%	4/20/2028	93	93
Equitable Holdings Inc.	5.594%	1/11/2033	100	104
Equitable Holdings Inc.	5.000%	4/20/2048	238	213
Essent Group Ltd.	6.250%	7/1/2029	100	104
Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	100	88
Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	500	317
F&G Annuities & Life Inc.	6.250%	10/4/2034	85	86
FactSet Research Systems Inc.	3.450%	3/1/2032	100	93
Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	50	51
Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	100	100
Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	200	209
Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	125	133
Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	175	181
Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	100	100
Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	125	132
Fidelity National Financial Inc.	3.400%	6/15/2030	100	95
Fidelity National Financial Inc.	2.450%	3/15/2031	275	246
Fidelity National Information Services Inc.	1.650%	3/1/2028	200	190
Fidelity National Information Services Inc.	3.750%	5/21/2029	100	98
Fidelity National Information Services Inc.	2.250%	3/1/2031	300	268
Fidelity National Information Services Inc.	3.100%	3/1/2041	200	148
Fifth Third Bancorp	2.550%	5/5/2027	100	98
Fifth Third Bancorp	3.950%	3/14/2028	75	75

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fifth Third Bancorp	6.339%	7/27/2029	200	211
	Fifth Third Bancorp	4.772%	7/28/2030	125	126
	Fifth Third Bancorp	5.631%	1/29/2032	275	289
	Fifth Third Bancorp	8.250%	3/1/2038	200	246
	Fifth Third Bank NA	2.250%	2/1/2027	250	246
	First American Financial Corp.	2.400%	8/15/2031	200	175
	First American Financial Corp.	5.450%	9/30/2034	100	100
	First Horizon Corp.	5.514%	3/7/2031	450	465
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	75	78
	Fiserv Inc.	2.250%	6/1/2027	300	292
	Fiserv Inc.	4.200%	10/1/2028	200	199
	Fiserv Inc.	3.500%	7/1/2029	831	806
	Fiserv Inc.	4.750%	3/15/2030	250	251
	Fiserv Inc.	2.650%	6/1/2030	200	184
	Fiserv Inc.	4.550%	2/15/2031	104	103
	Fiserv Inc.	5.625%	8/21/2033	94	97
	Fiserv Inc.	5.450%	3/15/2034	182	185
	Fiserv Inc.	5.150%	8/12/2034	200	199
	Fiserv Inc.	5.250%	8/11/2035	224	223
	Fiserv Inc.	4.400%	7/1/2049	415	325
[5]	Franklin BSP Capital Corp.	6.000%	10/2/2030	100	99
	Franklin Resources Inc.	2.950%	8/12/2051	200	126
	GATX Corp.	3.850%	3/30/2027	175	174
	GATX Corp.	3.500%	3/15/2028	100	99
	GATX Corp.	4.550%	11/7/2028	150	151
	GATX Corp.	4.700%	4/1/2029	75	76
	GATX Corp.	3.500%	6/1/2032	50	47
	GATX Corp.	6.900%	5/1/2034	200	224
	GATX Corp.	5.500%	6/15/2035	125	128
	GATX Corp.	4.500%	3/30/2045	50	42
	GATX Corp.	3.100%	6/1/2051	200	127
	GATX Corp.	6.050%	6/5/2054	350	354
	Global Payments Inc.	2.150%	1/15/2027	200	196
	Global Payments Inc.	4.500%	11/15/2028	450	451
	Global Payments Inc.	4.875%	11/15/2030	405	405
	Global Payments Inc.	2.900%	11/15/2031	200	179
	Global Payments Inc.	5.400%	8/15/2032	200	203
	Global Payments Inc.	5.200%	11/15/2032	278	278
	Global Payments Inc.	5.550%	11/15/2035	313	311
	Global Payments Inc.	4.150%	8/15/2049	200	149
	Global Payments Inc.	5.950%	8/15/2052	75	72
	Globe Life Inc.	4.550%	9/15/2028	80	81
	Globe Life Inc.	5.850%	9/15/2034	80	84
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	130	131
	Goldman Sachs Capital I	6.345%	2/15/2034	225	239
	Goldman Sachs Group Inc.	5.950%	1/15/2027	400	408
	Goldman Sachs Group Inc.	3.850%	1/26/2027	350	350
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,008	992
	Goldman Sachs Group Inc.	3.615%	3/15/2028	495	492
	Goldman Sachs Group Inc.	3.691%	6/5/2028	625	622
	Goldman Sachs Group Inc.	4.482%	8/23/2028	475	478
	Goldman Sachs Group Inc.	3.814%	4/23/2029	450	447
	Goldman Sachs Group Inc.	4.223%	5/1/2029	475	476
	Goldman Sachs Group Inc.	6.484%	10/24/2029	450	477
	Goldman Sachs Group Inc.	3.800%	3/15/2030	1,250	1,230
	Goldman Sachs Group Inc.	5.727%	4/25/2030	225	235
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,500	1,537
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,425	1,444
	Goldman Sachs Group Inc.	5.207%	1/28/2031	275	284
	Goldman Sachs Group Inc.	4.369%	10/21/2031	370	369
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,550	1,376
	Goldman Sachs Group Inc.	2.650%	10/21/2032	800	722
	Goldman Sachs Group Inc.	3.102%	2/24/2033	300	276
	Goldman Sachs Group Inc.	5.851%	4/25/2035	55	58
	Goldman Sachs Group Inc.	5.330%	7/23/2035	570	585
	Goldman Sachs Group Inc.	5.016%	10/23/2035	475	477
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,000	1,038
	Goldman Sachs Group Inc.	6.450%	5/1/2036	50	55
	Goldman Sachs Group Inc.	4.939%	10/21/2036	450	447
	Goldman Sachs Group Inc.	6.750%	10/1/2037	975	1,089

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	4.017%	10/31/2038	405	364
	Goldman Sachs Group Inc.	4.411%	4/23/2039	500	461
	Goldman Sachs Group Inc.	6.250%	2/1/2041	675	739
	Goldman Sachs Group Inc.	3.210%	4/22/2042	1,030	793
	Goldman Sachs Group Inc.	5.150%	5/22/2045	475	444
	Goldman Sachs Group Inc.	5.561%	11/19/2045	525	525
	Goldman Sachs Group Inc.	5.734%	1/28/2056	525	531
[5]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	50	51
[5]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	103	103
[5]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	115	117
[5]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	70	70
	Golub Capital BDC Inc.	2.050%	2/15/2027	65	63
	Golub Capital BDC Inc.	7.050%	12/5/2028	255	269
	Golub Capital Private Credit Fund	5.800%	9/12/2029	50	51
	Golub Capital Private Credit Fund	5.875%	5/1/2030	200	203
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	225	231
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	150	153
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	200	209
	Hanover Insurance Group Inc.	5.500%	9/1/2035	100	101
	Hartford Insurance Group Inc.	2.800%	8/19/2029	350	335
	Hartford Insurance Group Inc.	5.950%	10/15/2036	50	54
	Hartford Insurance Group Inc.	6.100%	10/1/2041	100	107
	Hartford Insurance Group Inc.	4.300%	4/15/2043	175	150
	Hartford Insurance Group Inc.	3.600%	8/19/2049	125	92
	Hartford Insurance Group Inc.	2.900%	9/15/2051	200	128
	Hercules Capital Inc.	6.000%	6/16/2030	200	203
	Horace Mann Educators Corp.	4.700%	10/1/2030	94	93
[5]	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
	HPS Corporate Lending Fund	5.450%	1/14/2028	150	152
[5]	HPS Corporate Lending Fund	4.900%	9/11/2028	103	102
[5]	HPS Corporate Lending Fund	5.850%	6/5/2030	200	203
[5]	HPS Corporate Lending Fund	5.450%	11/15/2030	152	152
	HPS Corporate Lending Fund	5.950%	4/14/2032	200	203
	HSBC Bank USA NA	7.000%	1/15/2039	250	292
	HSBC Holdings plc	4.041%	3/13/2028	400	399
	HSBC Holdings plc	5.210%	8/11/2028	815	829
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.899%	3/3/2029	225	228
	HSBC Holdings plc	4.583%	6/19/2029	400	404
	HSBC Holdings plc	2.206%	8/17/2029	500	475
	HSBC Holdings plc	4.950%	3/31/2030	250	256
	HSBC Holdings plc	3.973%	5/22/2030	570	563
	HSBC Holdings plc	5.286%	11/19/2030	200	206
	HSBC Holdings plc	5.130%	3/3/2031	200	205
	HSBC Holdings plc	2.848%	6/4/2031	800	748
	HSBC Holdings plc	2.804%	5/24/2032	500	457
	HSBC Holdings plc	2.871%	11/22/2032	1,225	1,112
	HSBC Holdings plc	4.762%	3/29/2033	300	299
	HSBC Holdings plc	5.402%	8/11/2033	275	285
	HSBC Holdings plc	8.113%	11/3/2033	250	293
	HSBC Holdings plc	6.254%	3/9/2034	350	381
	HSBC Holdings plc	6.547%	6/20/2034	200	217
	HSBC Holdings plc	7.399%	11/13/2034	200	228
	HSBC Holdings plc	5.719%	3/4/2035	700	738
	HSBC Holdings plc	5.874%	11/18/2035	307	320
	HSBC Holdings plc	5.450%	3/3/2036	500	516
	HSBC Holdings plc	6.500%	5/2/2036	600	649
	HSBC Holdings plc	5.790%	5/13/2036	345	364
	HSBC Holdings plc	5.741%	9/10/2036	400	411
	HSBC Holdings plc	5.133%	11/6/2036	428	429
	HSBC Holdings plc	6.500%	9/15/2037	50	55
	HSBC Holdings plc	6.800%	6/1/2038	200	222
	HSBC Holdings plc	6.332%	3/9/2044	550	602
	HSBC Holdings plc	5.250%	3/14/2044	750	729
	HSBC USA Inc.	4.650%	6/3/2028	200	203
	Huntington Bancshares Inc.	4.443%	8/4/2028	200	201
	Huntington Bancshares Inc.	6.208%	8/21/2029	205	215
	Huntington Bancshares Inc.	2.550%	2/4/2030	250	233
	Huntington Bancshares Inc.	5.272%	1/15/2031	225	232
	Huntington Bancshares Inc.	5.709%	2/2/2035	217	227

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Huntington Bancshares Inc.	2.487%	8/15/2036	100	87
Huntington Bancshares Inc.	6.141%	11/18/2039	250	261
Huntington National Bank	4.871%	4/12/2028	250	252
Huntington National Bank	4.552%	5/17/2028	250	251
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	250	248
ING Groep NV	3.950%	3/29/2027	300	300
ING Groep NV	4.017%	3/28/2028	200	200
ING Groep NV	4.550%	10/2/2028	200	202
ING Groep NV	4.858%	3/25/2029	200	203
ING Groep NV	4.050%	4/9/2029	200	199
ING Groep NV	5.335%	3/19/2030	270	279
ING Groep NV	5.066%	3/25/2031	200	205
ING Groep NV	6.114%	9/11/2034	250	270
ING Groep NV	5.550%	3/19/2035	500	520
ING Groep NV	5.525%	3/25/2036	200	208
Intercontinental Exchange Inc.	3.100%	9/15/2027	150	148
Intercontinental Exchange Inc.	4.000%	9/15/2027	150	150
Intercontinental Exchange Inc.	3.625%	9/1/2028	250	248
Intercontinental Exchange Inc.	3.750%	9/21/2028	75	75
Intercontinental Exchange Inc.	3.950%	12/1/2028	104	104
Intercontinental Exchange Inc.	4.350%	6/15/2029	122	123
Intercontinental Exchange Inc.	2.100%	6/15/2030	750	689
Intercontinental Exchange Inc.	4.200%	3/15/2031	140	140
Intercontinental Exchange Inc.	1.850%	9/15/2032	500	426
Intercontinental Exchange Inc.	4.600%	3/15/2033	415	420
Intercontinental Exchange Inc.	2.650%	9/15/2040	500	371
Intercontinental Exchange Inc.	4.250%	9/21/2048	175	145
Intercontinental Exchange Inc.	3.000%	6/15/2050	60	39
Intercontinental Exchange Inc.	4.950%	6/15/2052	111	102
Intercontinental Exchange Inc.	3.000%	9/15/2060	300	179
Intercontinental Exchange Inc.	5.200%	6/15/2062	110	101
Invesco Finance plc	5.375%	11/30/2043	75	72
Jackson Financial Inc.	3.125%	11/23/2031	250	227
Jefferies Financial Group Inc.	4.850%	1/15/2027	200	201
Jefferies Financial Group Inc.	5.875%	7/21/2028	200	208
Jefferies Financial Group Inc.	4.150%	1/23/2030	300	296
Jefferies Financial Group Inc.	2.625%	10/15/2031	500	444
Jefferies Financial Group Inc.	6.200%	4/14/2034	275	290
Jefferies Financial Group Inc.	6.250%	1/15/2036	75	79
Jefferies Financial Group Inc.	6.500%	1/20/2043	75	78
JPMorgan Chase & Co.	4.125%	12/15/2026	450	451
JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	995
JPMorgan Chase & Co.	5.040%	1/23/2028	440	445
JPMorgan Chase & Co.	3.782%	2/1/2028	625	624
JPMorgan Chase & Co.	5.571%	4/22/2028	350	357
JPMorgan Chase & Co.	3.540%	5/1/2028	350	348
JPMorgan Chase & Co.	4.979%	7/22/2028	165	167
JPMorgan Chase & Co.	4.505%	10/22/2028	125	126
JPMorgan Chase & Co.	3.509%	1/23/2029	575	569
JPMorgan Chase & Co.	4.915%	1/24/2029	160	163
JPMorgan Chase & Co.	4.005%	4/23/2029	300	300
JPMorgan Chase & Co.	2.069%	6/1/2029	625	597
JPMorgan Chase & Co.	4.203%	7/23/2029	250	251
JPMorgan Chase & Co.	5.299%	7/24/2029	515	530
JPMorgan Chase & Co.	6.087%	10/23/2029	212	223
JPMorgan Chase & Co.	4.452%	12/5/2029	300	303
JPMorgan Chase & Co.	5.012%	1/23/2030	305	313
JPMorgan Chase & Co.	5.581%	4/22/2030	2,350	2,451
JPMorgan Chase & Co.	4.995%	7/22/2030	325	334
JPMorgan Chase & Co.	2.739%	10/15/2030	1,500	1,423
JPMorgan Chase & Co.	4.603%	10/22/2030	470	476
JPMorgan Chase & Co.	5.140%	1/24/2031	240	248
JPMorgan Chase & Co.	4.493%	3/24/2031	1,050	1,059
JPMorgan Chase & Co.	2.522%	4/22/2031	2,000	1,863
JPMorgan Chase & Co.	2.956%	5/13/2031	1,800	1,699
JPMorgan Chase & Co.	4.255%	10/22/2031	181	180
JPMorgan Chase & Co.	1.764%	11/19/2031	500	444
JPMorgan Chase & Co.	2.580%	4/22/2032	500	457
JPMorgan Chase & Co.	2.963%	1/25/2033	1,000	917
JPMorgan Chase & Co.	4.912%	7/25/2033	1,500	1,528

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	5.717%	9/14/2033	1,000	1,060
JPMorgan Chase & Co.	5.350%	6/1/2034	703	731
JPMorgan Chase & Co.	5.336%	1/23/2035	525	544
JPMorgan Chase & Co.	5.766%	4/22/2035	350	373
JPMorgan Chase & Co.	5.294%	7/22/2035	200	206
JPMorgan Chase & Co.	4.946%	10/22/2035	185	187
JPMorgan Chase & Co.	5.502%	1/24/2036	300	314
JPMorgan Chase & Co.	5.572%	4/22/2036	567	595
JPMorgan Chase & Co.	5.576%	7/23/2036	700	725
JPMorgan Chase & Co.	4.810%	10/22/2036	275	273
JPMorgan Chase & Co.	6.400%	5/15/2038	450	509
JPMorgan Chase & Co.	3.882%	7/24/2038	500	449
JPMorgan Chase & Co.	5.500%	10/15/2040	650	678
JPMorgan Chase & Co.	3.109%	4/22/2041	500	392
JPMorgan Chase & Co.	5.600%	7/15/2041	275	286
JPMorgan Chase & Co.	5.400%	1/6/2042	150	153
JPMorgan Chase & Co.	3.157%	4/22/2042	450	349
JPMorgan Chase & Co.	5.625%	8/16/2043	300	308
JPMorgan Chase & Co.	4.950%	6/1/2045	100	94
JPMorgan Chase & Co.	5.534%	11/29/2045	425	430
JPMorgan Chase & Co.	4.260%	2/22/2048	375	318
JPMorgan Chase & Co.	4.032%	7/24/2048	500	408
JPMorgan Chase & Co.	3.964%	11/15/2048	1,000	804
JPMorgan Chase & Co.	3.897%	1/23/2049	400	319
JPMorgan Chase & Co.	3.109%	4/22/2051	500	339
JPMorgan Chase & Co.	3.328%	4/22/2052	745	528
JPMorgan Chase Bank NA	5.110%	12/8/2026	290	293
KeyBank NA	5.850%	11/15/2027	250	258
KeyBank NA	6.950%	2/1/2028	250	263
KeyBank NA	5.000%	1/26/2033	250	252
KeyCorp	4.100%	4/30/2028	600	601
KeyCorp	2.550%	10/1/2029	150	142
KeyCorp	5.121%	4/4/2031	150	154
KeyCorp	6.401%	3/6/2035	200	217
KKR & Co. Inc.	5.100%	8/7/2035	200	200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/2030	50	51
Lazard Group LLC	4.500%	9/19/2028	100	101
Lazard Group LLC	5.625%	8/1/2035	300	307
Legg Mason Inc.	5.625%	1/15/2044	120	120
Lincoln National Corp.	3.625%	12/12/2026	75	75
Lincoln National Corp.	3.800%	3/1/2028	100	99
Lincoln National Corp.	3.050%	1/15/2030	285	272
Lincoln National Corp.	6.300%	10/9/2037	75	81
Lincoln National Corp.	7.000%	6/15/2040	100	112
Lloyds Banking Group plc	3.750%	1/11/2027	436	435
Lloyds Banking Group plc	3.750%	3/18/2028	200	199
Lloyds Banking Group plc	4.375%	3/22/2028	250	252
Lloyds Banking Group plc	4.550%	8/16/2028	200	202
Lloyds Banking Group plc	3.574%	11/7/2028	200	198
Lloyds Banking Group plc	5.087%	11/26/2028	200	204
Lloyds Banking Group plc	4.818%	6/13/2029	200	203
Lloyds Banking Group plc	5.721%	6/5/2030	200	209
Lloyds Banking Group plc	7.953%	11/15/2033	200	233
Lloyds Banking Group plc	5.679%	1/5/2035	360	379
Lloyds Banking Group plc	5.590%	11/26/2035	200	209
Lloyds Banking Group plc	6.068%	6/13/2036	200	210
Lloyds Banking Group plc	4.943%	11/4/2036	275	272
Lloyds Banking Group plc	5.300%	12/1/2045	150	142
Lloyds Banking Group plc	4.344%	1/9/2048	275	226
Loews Corp.	6.000%	2/1/2035	50	54
Loews Corp.	4.125%	5/15/2043	100	85
LPL Holdings Inc.	4.900%	4/3/2028	100	101
LPL Holdings Inc.	6.750%	11/17/2028	200	214
LPL Holdings Inc.	5.650%	3/15/2035	100	103
LPL Holdings Inc.	5.750%	6/15/2035	100	103
M&T Bank Corp.	4.833%	1/16/2029	125	127
M&T Bank Corp.	7.413%	10/30/2029	200	217
M&T Bank Corp.	5.179%	7/8/2031	200	205
M&T Bank Corp.	6.082%	3/13/2032	150	160
M&T Bank Corp.	5.053%	1/27/2034	200	201

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
M&T Bank Corp.	5.400%	7/30/2035	470	475
M&T Bank Corp.	5.385%	1/16/2036	250	254
Main Street Capital Corp.	6.500%	6/4/2027	200	204
Main Street Capital Corp.	5.400%	8/15/2028	115	115
Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	253
Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
Manulife Financial Corp.	4.061%	2/24/2032	190	189
Manulife Financial Corp.	4.986%	12/11/2035	267	267
Manulife Financial Corp.	5.375%	3/4/2046	200	197
Marex Group plc	5.829%	5/8/2028	50	51
Marex Group plc	6.404%	11/4/2029	100	104
Markel Group Inc.	3.500%	11/1/2027	50	50
Markel Group Inc.	3.350%	9/17/2029	75	73
Markel Group Inc.	4.300%	11/1/2047	50	40
Markel Group Inc.	5.000%	5/20/2049	150	132
Markel Group Inc.	4.150%	9/17/2050	200	155
Markel Group Inc.	6.000%	5/16/2054	100	100
Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	165	167
Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	165	168
Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	460	420
Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	200	205
Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	200	210
Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	87	90
Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	350	354
Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	250	241
Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	100	85
Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	200	164
Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	315	317
Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	91	88
Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	220	212
Mastercard Inc.	3.300%	3/26/2027	200	199
Mastercard Inc.	4.100%	1/15/2028	161	162
Mastercard Inc.	4.875%	3/9/2028	200	205
Mastercard Inc.	2.950%	6/1/2029	275	266
Mastercard Inc.	3.350%	3/26/2030	300	293
Mastercard Inc.	2.000%	11/18/2031	200	178
Mastercard Inc.	4.350%	1/15/2032	323	325
Mastercard Inc.	4.950%	3/15/2032	200	207
Mastercard Inc.	4.875%	5/9/2034	300	308
Mastercard Inc.	4.550%	1/15/2035	665	665
Mastercard Inc.	3.950%	2/26/2048	100	81
Mastercard Inc.	3.650%	6/1/2049	200	152
Mastercard Inc.	3.850%	3/26/2050	200	157
Mercury General Corp.	4.400%	3/15/2027	75	75
MetLife Inc.	6.500%	12/15/2032	175	196
MetLife Inc.	5.375%	7/15/2033	200	211
MetLife Inc.	6.375%	6/15/2034	100	112
MetLife Inc.	5.300%	12/15/2034	235	244
MetLife Inc.	5.875%	2/6/2041	590	620
MetLife Inc.	4.125%	8/13/2042	175	149
MetLife Inc.	4.875%	11/13/2043	355	330
MetLife Inc.	5.250%	1/15/2054	200	190
MetLife Inc.	6.350%	3/15/2055	175	184
MetLife Inc.	6.400%	12/15/2066	210	220
MGIC Investment Corp.	5.250%	8/15/2028	31	31
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	500	499
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	250	248
Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	400	393
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	200	200
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	201
Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	204
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	200	198
Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	231
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	175	169
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	50	47
Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	500	454
Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	300	309
Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	400	363
Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	196

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	500	514
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	334	349
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	525	546
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	209
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	500	524
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	50	47
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	200	174
	Mizuho Financial Group Inc.	3.663%	2/28/2027	250	249
	Mizuho Financial Group Inc.	4.018%	3/5/2028	325	326
	Mizuho Financial Group Inc.	5.778%	7/6/2029	225	234
	Mizuho Financial Group Inc.	4.254%	9/11/2029	400	401
	Mizuho Financial Group Inc.	3.153%	7/16/2030	500	481
	Mizuho Financial Group Inc.	2.869%	9/13/2030	100	95
	Mizuho Financial Group Inc.	5.098%	5/13/2031	200	206
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	202
	Mizuho Financial Group Inc.	2.564%	9/13/2031	250	224
	Mizuho Financial Group Inc.	2.172%	5/22/2032	500	444
	Mizuho Financial Group Inc.	5.748%	7/6/2034	780	825
	Mizuho Financial Group Inc.	5.579%	5/26/2035	250	262
	Moody's Corp.	3.250%	1/15/2028	200	197
	Moody's Corp.	2.000%	8/19/2031	500	444
	Moody's Corp.	2.750%	8/19/2041	100	72
	Moody's Corp.	4.875%	12/17/2048	125	112
	Moody's Corp.	3.750%	2/25/2052	100	75
	Moody's Corp.	3.100%	11/29/2061	150	93
	Morgan Stanley	3.625%	1/20/2027	250	249
	Morgan Stanley	3.950%	4/23/2027	325	325
	Morgan Stanley	2.475%	1/21/2028	500	492
	Morgan Stanley	5.652%	4/13/2028	225	229
	Morgan Stanley	4.210%	4/20/2028	200	200
[4]	Morgan Stanley	3.591%	7/22/2028	935	929
	Morgan Stanley	6.296%	10/18/2028	3,250	3,375
	Morgan Stanley	3.772%	1/24/2029	575	572
	Morgan Stanley	5.123%	2/1/2029	350	357
	Morgan Stanley	5.164%	4/20/2029	450	460
	Morgan Stanley	5.449%	7/20/2029	350	361
	Morgan Stanley	4.133%	10/18/2029	350	350
	Morgan Stanley	6.407%	11/1/2029	350	371
	Morgan Stanley	5.173%	1/16/2030	350	359
	Morgan Stanley	4.431%	1/23/2030	550	553
	Morgan Stanley	5.656%	4/18/2030	225	234
	Morgan Stanley	5.042%	7/19/2030	350	359
	Morgan Stanley	4.654%	10/18/2030	425	430
	Morgan Stanley	5.230%	1/15/2031	200	206
	Morgan Stanley	2.699%	1/22/2031	1,400	1,314
	Morgan Stanley	3.622%	4/1/2031	600	583
	Morgan Stanley	5.192%	4/17/2031	275	283
	Morgan Stanley	4.356%	10/22/2031	210	209
	Morgan Stanley	1.794%	2/13/2032	500	439
	Morgan Stanley	7.250%	4/1/2032	150	173
	Morgan Stanley	1.928%	4/28/2032	200	175
	Morgan Stanley	2.239%	7/21/2032	500	444
	Morgan Stanley	2.511%	10/20/2032	600	538
	Morgan Stanley	2.943%	1/21/2033	850	776
	Morgan Stanley	4.889%	7/20/2033	350	355
	Morgan Stanley	5.250%	4/21/2034	450	463
	Morgan Stanley	5.424%	7/21/2034	450	468
	Morgan Stanley	6.627%	11/1/2034	350	391
	Morgan Stanley	5.466%	1/18/2035	425	441
	Morgan Stanley	5.831%	4/19/2035	575	611
	Morgan Stanley	5.320%	7/19/2035	350	360
	Morgan Stanley	5.587%	1/18/2036	1,275	1,333
	Morgan Stanley	5.664%	4/17/2036	798	839
	Morgan Stanley	2.484%	9/16/2036	850	747
	Morgan Stanley	4.892%	10/22/2036	140	139
	Morgan Stanley	5.297%	4/20/2037	350	356
	Morgan Stanley	5.948%	1/19/2038	350	369
[4]	Morgan Stanley	3.971%	7/22/2038	375	337
	Morgan Stanley	4.457%	4/22/2039	250	235
	Morgan Stanley	3.217%	4/22/2042	325	254

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	6.375%	7/24/2042	600	667
	Morgan Stanley	4.300%	1/27/2045	650	562
	Morgan Stanley	2.802%	1/25/2052	940	597
	Morgan Stanley	5.516%	11/19/2055	1,200	1,185
	Morgan Stanley Bank NA	4.952%	1/14/2028	200	202
	Morgan Stanley Bank NA	5.504%	5/26/2028	925	943
	Morgan Stanley Bank NA	4.968%	7/14/2028	350	355
	Morgan Stanley Bank NA	5.016%	1/12/2029	340	346
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	150	154
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	252
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	500	501
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	528	535
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	500	501
	MSCI Inc.	5.250%	9/1/2035	150	151
[5]	MSD Investment Corp.	6.125%	2/5/2031	120	119
	Nasdaq Inc.	1.650%	1/15/2031	250	222
	Nasdaq Inc.	5.550%	2/15/2034	175	184
	Nasdaq Inc.	2.500%	12/21/2040	200	142
	Nasdaq Inc.	3.250%	4/28/2050	35	24
	Nasdaq Inc.	5.950%	8/15/2053	200	208
	Nasdaq Inc.	6.100%	6/28/2063	200	209
	National Australia Bank Ltd.	5.087%	6/11/2027	250	255
	National Australia Bank Ltd.	4.944%	1/12/2028	250	255
	National Australia Bank Ltd.	4.308%	6/13/2028	250	253
	National Australia Bank Ltd.	4.900%	6/13/2028	500	512
	National Australia Bank Ltd.	4.787%	1/10/2029	250	256
	National Australia Bank Ltd.	4.901%	1/14/2030	250	258
	National Australia Bank Ltd.	4.534%	6/13/2030	250	254
	National Bank of Canada	5.600%	12/18/2028	250	261
	NatWest Group plc	5.583%	3/1/2028	200	204
	NatWest Group plc	5.516%	9/30/2028	200	205
	NatWest Group plc	4.892%	5/18/2029	1,000	1,017
	NatWest Group plc	5.808%	9/13/2029	200	208
	NatWest Group plc	5.076%	1/27/2030	200	204
	NatWest Group plc	4.445%	5/8/2030	700	703
	NatWest Group plc	4.964%	8/15/2030	200	204
	NatWest Group plc	6.016%	3/2/2034	200	214
	NatWest Group plc	6.475%	6/1/2034	200	210
	NatWest Group plc	5.778%	3/1/2035	275	291
	NatWest Group plc	3.032%	11/28/2035	200	184
	Nomura Holdings Inc.	2.329%	1/22/2027	200	196
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Nomura Holdings Inc.	5.386%	7/6/2027	200	203
	Nomura Holdings Inc.	2.172%	7/14/2028	200	190
	Nomura Holdings Inc.	5.605%	7/6/2029	225	234
	Nomura Holdings Inc.	3.103%	1/16/2030	400	380
	Nomura Holdings Inc.	4.904%	7/1/2030	200	203
	Nomura Holdings Inc.	2.679%	7/16/2030	250	231
	Nomura Holdings Inc.	2.608%	7/14/2031	200	181
	Nomura Holdings Inc.	2.999%	1/22/2032	200	182
	Nomura Holdings Inc.	5.783%	7/3/2034	200	211
	Nomura Holdings Inc.	5.491%	6/29/2035	200	206
[5]	North Haven Private Income Fund LLC	5.125%	9/25/2028	114	114
	Northern Trust Corp.	3.650%	8/3/2028	100	100
	Northern Trust Corp.	4.150%	11/19/2030	102	102
	Northern Trust Corp.	3.375%	5/8/2032	50	49
	Northern Trust Corp.	6.125%	11/2/2032	200	218
	Northern Trust Corp.	5.117%	11/19/2040	148	148
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	100	101
[5]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	125	126
	Old Republic International Corp.	3.850%	6/11/2051	200	145
	ORIX Corp.	3.700%	7/18/2027	200	199
	ORIX Corp.	4.650%	9/10/2029	95	96
	ORIX Corp.	4.450%	9/9/2030	225	225
	ORIX Corp.	2.250%	3/9/2031	50	45
	PartnerRe Finance B LLC	3.700%	7/2/2029	95	93
	PartnerRe Finance B LLC	4.500%	10/1/2050	100	94
	PayPal Holdings Inc.	4.450%	3/6/2028	63	64
	PayPal Holdings Inc.	2.850%	10/1/2029	400	383
	PayPal Holdings Inc.	2.300%	6/1/2030	200	185

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	5.150%	6/1/2034	600	615
PayPal Holdings Inc.	5.100%	4/1/2035	99	101
PayPal Holdings Inc.	3.250%	6/1/2050	210	143
PayPal Holdings Inc.	5.500%	6/1/2054	200	194
PNC Bank NA	3.100%	10/25/2027	250	247
PNC Bank NA	3.250%	1/22/2028	150	148
PNC Bank NA	4.050%	7/26/2028	250	250
PNC Bank NA	2.700%	10/22/2029	150	142
PNC Financial Services Group Inc.	3.150%	5/19/2027	450	446
PNC Financial Services Group Inc.	5.300%	1/21/2028	200	203
PNC Financial Services Group Inc.	3.450%	4/23/2029	500	492
PNC Financial Services Group Inc.	5.582%	6/12/2029	200	207
PNC Financial Services Group Inc.	2.550%	1/22/2030	425	400
PNC Financial Services Group Inc.	5.492%	5/14/2030	225	234
PNC Financial Services Group Inc.	5.222%	1/29/2031	190	197
PNC Financial Services Group Inc.	4.899%	5/13/2031	360	369
PNC Financial Services Group Inc.	4.812%	10/21/2032	250	254
PNC Financial Services Group Inc.	4.626%	6/6/2033	200	199
PNC Financial Services Group Inc.	6.037%	10/28/2033	255	275
PNC Financial Services Group Inc.	5.068%	1/24/2034	200	205
PNC Financial Services Group Inc.	5.939%	8/18/2034	590	633
PNC Financial Services Group Inc.	6.875%	10/20/2034	430	486
PNC Financial Services Group Inc.	5.676%	1/22/2035	500	527
PNC Financial Services Group Inc.	5.401%	7/23/2035	265	274
PNC Financial Services Group Inc.	5.575%	1/29/2036	800	834
Principal Financial Group Inc.	4.625%	9/15/2042	50	45
Principal Financial Group Inc.	4.350%	5/15/2043	150	129
Principal Financial Group Inc.	4.300%	11/15/2046	195	164
Progressive Corp.	2.450%	1/15/2027	150	148
Progressive Corp.	4.000%	3/1/2029	100	100
Progressive Corp.	6.625%	3/1/2029	125	135
Progressive Corp.	4.950%	6/15/2033	100	103
Progressive Corp.	4.350%	4/25/2044	50	43
Progressive Corp.	4.125%	4/15/2047	290	240
Progressive Corp.	4.200%	3/15/2048	115	95
Progressive Corp.	3.950%	3/26/2050	180	141
Progressive Corp.	3.700%	3/15/2052	100	75
Prudential Financial Inc.	3.878%	3/27/2028	163	163
Prudential Financial Inc.	5.750%	7/15/2033	100	108
Prudential Financial Inc.	5.200%	3/14/2035	75	77
Prudential Financial Inc.	5.700%	12/14/2036	125	132
Prudential Financial Inc.	6.625%	12/1/2037	65	74
Prudential Financial Inc.	3.000%	3/10/2040	50	39
Prudential Financial Inc.	6.625%	6/21/2040	65	74
Prudential Financial Inc.	5.100%	8/15/2043	42	40
Prudential Financial Inc.	4.600%	5/15/2044	275	245
Prudential Financial Inc.	3.905%	12/7/2047	132	104
Prudential Financial Inc.	5.700%	9/15/2048	250	253
Prudential Financial Inc.	3.935%	12/7/2049	363	281
Prudential Financial Inc.	4.350%	2/25/2050	210	174
Prudential Financial Inc.	3.700%	10/1/2050	200	186
Prudential Financial Inc.	5.125%	3/1/2052	250	248
Prudential Financial Inc.	6.000%	9/1/2052	150	155
Prudential Financial Inc.	6.500%	3/15/2054	175	185
Prudential Funding Asia plc	3.125%	4/14/2030	200	191
Radian Group Inc.	6.200%	5/15/2029	118	124
Raymond James Financial Inc.	4.650%	4/1/2030	55	56
Raymond James Financial Inc.	4.950%	7/15/2046	135	124
Raymond James Financial Inc.	3.750%	4/1/2051	250	184
Raymond James Financial Inc.	5.650%	9/11/2055	175	171
Regions Bank	6.450%	6/26/2037	250	270
Regions Financial Corp.	1.800%	8/12/2028	120	114
Regions Financial Corp.	5.722%	6/6/2030	200	208
Regions Financial Corp.	5.502%	9/6/2035	100	103
Reinsurance Group of America Inc.	3.900%	5/15/2029	50	49
Reinsurance Group of America Inc.	6.000%	9/15/2033	165	176
Reinsurance Group of America Inc.	5.750%	9/15/2034	175	182
Reinsurance Group of America Inc.	6.650%	9/15/2055	195	201
RenaissanceRe Finance Inc.	3.450%	7/1/2027	75	74
RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	75	73

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	132	138
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	85	89
	Royal Bank of Canada	4.875%	1/19/2027	200	202
	Royal Bank of Canada	2.050%	1/21/2027	100	98
	Royal Bank of Canada	3.625%	5/4/2027	200	200
	Royal Bank of Canada	4.240%	8/3/2027	200	201
	Royal Bank of Canada	6.000%	11/1/2027	200	208
	Royal Bank of Canada	4.900%	1/12/2028	200	204
	Royal Bank of Canada	4.522%	10/18/2028	140	141
	Royal Bank of Canada	4.965%	1/24/2029	200	204
	Royal Bank of Canada	4.950%	2/1/2029	200	205
	Royal Bank of Canada	4.498%	8/6/2029	173	175
	Royal Bank of Canada	4.969%	8/2/2030	100	102
	Royal Bank of Canada	5.153%	2/4/2031	463	477
	Royal Bank of Canada	4.970%	5/2/2031	421	431
	Royal Bank of Canada	4.696%	8/6/2031	149	151
	Royal Bank of Canada	2.300%	11/3/2031	1,000	900
	Royal Bank of Canada	3.875%	5/4/2032	200	194
	Royal Bank of Canada	5.000%	2/1/2033	465	478
	Royal Bank of Canada	5.000%	5/2/2033	200	205
	Royal Bank of Canada	5.150%	2/1/2034	200	209
	S&P Global Inc.	2.450%	3/1/2027	250	246
	S&P Global Inc.	4.750%	8/1/2028	140	143
	S&P Global Inc.	2.700%	3/1/2029	250	240
	S&P Global Inc.	2.500%	12/1/2029	125	118
	S&P Global Inc.	1.250%	8/15/2030	200	176
[5]	S&P Global Inc.	4.250%	1/15/2031	172	172
	S&P Global Inc.	2.900%	3/1/2032	300	277
[5]	S&P Global Inc.	4.800%	12/4/2035	60	60
	S&P Global Inc.	3.250%	12/1/2049	150	105
	S&P Global Inc.	3.700%	3/1/2052	200	151
	S&P Global Inc.	2.300%	8/15/2060	100	51
	S&P Global Inc.	3.900%	3/1/2062	100	75
	Santander Holdings USA Inc.	4.400%	7/13/2027	250	251
	Santander Holdings USA Inc.	2.490%	1/6/2028	200	197
	Santander Holdings USA Inc.	6.499%	3/9/2029	200	208
	Santander Holdings USA Inc.	6.174%	1/9/2030	200	208
	Santander Holdings USA Inc.	5.741%	3/20/2031	125	129
	Santander Holdings USA Inc.	6.342%	5/31/2035	125	134
	Santander UK Group Holdings plc	3.823%	11/3/2028	200	199
	Santander UK Group Holdings plc	6.534%	1/10/2029	415	434
	Santander UK Group Holdings plc	5.694%	4/15/2031	222	231
	Santander UK Group Holdings plc	5.136%	9/22/2036	200	199
	Selective Insurance Group Inc.	5.375%	3/1/2049	50	46
	SiriusPoint Ltd.	7.000%	4/5/2029	75	79
	Sixth Street Lending Partners	6.500%	3/11/2029	200	207
	Sixth Street Lending Partners	5.750%	1/15/2030	150	152
	Sixth Street Lending Partners	6.125%	7/15/2030	50	51
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	150	155
	State Street Bank & Trust Co.	4.782%	11/23/2029	250	257
	State Street Corp.	4.993%	3/18/2027	200	203
	State Street Corp.	4.536%	2/28/2028	200	203
	State Street Corp.	4.543%	4/24/2028	75	76
	State Street Corp.	4.530%	2/20/2029	100	101
	State Street Corp.	4.141%	12/3/2029	200	201
	State Street Corp.	2.400%	1/24/2030	150	142
	State Street Corp.	4.729%	2/28/2030	200	205
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.623%	2/7/2033	350	316
	State Street Corp.	4.821%	1/26/2034	130	132
	State Street Corp.	5.159%	5/18/2034	500	517
	State Street Corp.	3.031%	11/1/2034	125	118
	State Street Corp.	5.146%	2/28/2036	200	205
	State Street Corp.	4.784%	10/23/2036	102	101
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	200	199
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	700	695
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	300	298
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	100	100
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	500	472
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	475	456

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,870	1,762
Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	207
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	176
Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	200	209
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	295	314
Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	200	203
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	213
Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	210
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	200	140
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	216
Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	200	206
Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	105	106
Synchrony Financial	3.950%	12/1/2027	300	299
Synchrony Financial	5.019%	7/29/2029	27	27
Synchrony Financial	5.450%	3/6/2031	200	205
Synovus Bank / Columbus GA	5.957%	1/15/2036	250	252
Synovus Financial Corp.	6.168%	11/1/2030	100	104
Toronto-Dominion Bank	1.950%	1/12/2027	200	196
Toronto-Dominion Bank	2.800%	3/10/2027	200	197
Toronto-Dominion Bank	4.980%	4/5/2027	200	203
Toronto-Dominion Bank	4.108%	6/8/2027	425	426
Toronto-Dominion Bank	5.156%	1/10/2028	225	230
Toronto-Dominion Bank	4.861%	1/31/2028	88	89
Toronto-Dominion Bank	5.523%	7/17/2028	225	233
Toronto-Dominion Bank	2.000%	9/10/2031	325	290
Toronto-Dominion Bank	2.450%	1/12/2032	850	760
Toronto-Dominion Bank	5.298%	1/30/2032	140	146
Toronto-Dominion Bank	3.200%	3/10/2032	47	44
Toronto-Dominion Bank	4.456%	6/8/2032	353	352
Toronto-Dominion Bank	5.146%	9/10/2034	120	122
Toronto-Dominion Bank	4.928%	10/15/2035	111	111
TPG Operating Group II LP	5.375%	1/15/2036	150	150
Travelers Cos. Inc.	5.050%	7/24/2035	50	51
Travelers Cos. Inc.	6.250%	6/15/2037	150	167
Travelers Cos. Inc.	4.300%	8/25/2045	150	128
Travelers Cos. Inc.	4.000%	5/30/2047	225	182
Travelers Cos. Inc.	4.100%	3/4/2049	200	162
Travelers Cos. Inc.	2.550%	4/27/2050	500	303
Travelers Cos. Inc.	5.450%	5/25/2053	143	141
Travelers Cos. Inc.	5.700%	7/24/2055	75	77
Travelers Property Casualty Corp.	6.375%	3/15/2033	26	29
Truist Bank	4.420%	7/24/2028	250	251
Truist Financial Corp.	1.125%	8/3/2027	500	479
Truist Financial Corp.	4.873%	1/26/2029	2,450	2,488
Truist Financial Corp.	3.875%	3/19/2029	200	198
Truist Financial Corp.	7.161%	10/30/2029	200	216
Truist Financial Corp.	5.435%	1/24/2030	275	285
Truist Financial Corp.	1.950%	6/5/2030	100	91
Truist Financial Corp.	4.916%	7/28/2033	200	201
Truist Financial Corp.	5.867%	6/8/2034	200	213
Truist Financial Corp.	5.711%	1/24/2035	275	289
UBS AG	5.000%	7/9/2027	250	255
UBS AG	4.864%	1/10/2028	400	403
UBS AG	7.500%	2/15/2028	425	457
UBS AG	5.650%	9/11/2028	225	235
UBS Group AG	4.875%	5/15/2045	375	346
Unum Group	4.000%	6/15/2029	80	79
Unum Group	5.250%	12/15/2035	129	128
Unum Group	5.750%	8/15/2042	75	74
Unum Group	4.500%	12/15/2049	100	80
Unum Group	6.000%	6/15/2054	100	99
US Bancorp	3.150%	4/27/2027	275	273
US Bancorp	5.775%	6/12/2029	275	286
US Bancorp	3.000%	7/30/2029	240	231
US Bancorp	5.384%	1/23/2030	275	285
US Bancorp	5.100%	7/23/2030	650	669
US Bancorp	5.046%	2/12/2031	120	123
US Bancorp	5.083%	5/15/2031	150	155
US Bancorp	2.677%	1/27/2033	90	81
US Bancorp	4.967%	7/22/2033	235	237

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
US Bancorp	5.850%	10/21/2033	525	562
US Bancorp	4.839%	2/1/2034	360	363
US Bancorp	5.836%	6/12/2034	275	293
US Bancorp	5.678%	1/23/2035	275	290
US Bancorp	5.424%	2/12/2036	120	125
US Bancorp	2.491%	11/3/2036	700	611
Verisk Analytics Inc.	4.125%	3/15/2029	400	399
Verisk Analytics Inc.	4.500%	8/15/2030	281	284
Verisk Analytics Inc.	5.250%	3/15/2035	115	117
Verisk Analytics Inc.	5.125%	2/15/2036	217	219
Verisk Analytics Inc.	3.625%	5/15/2050	150	108
Visa Inc.	1.900%	4/15/2027	148	145
Visa Inc.	0.750%	8/15/2027	500	479
Visa Inc.	2.750%	9/15/2027	150	148
Visa Inc.	1.100%	2/15/2031	400	349
Visa Inc.	4.150%	12/14/2035	325	316
Visa Inc.	2.700%	4/15/2040	200	154
Visa Inc.	4.300%	12/14/2045	550	479
Visa Inc.	3.650%	9/15/2047	100	78
Visa Inc.	2.000%	8/15/2050	300	163
Voya Financial Inc.	5.700%	7/15/2043	75	75
Voya Financial Inc.	4.800%	6/15/2046	40	35
Voya Financial Inc.	4.700%	1/23/2048	100	95
Webster Financial Corp.	4.100%	3/25/2029	55	54
Wells Fargo & Co.	4.300%	7/22/2027	475	477
Wells Fargo & Co.	4.900%	1/24/2028	350	353
Wells Fargo & Co.	5.707%	4/22/2028	525	536
Wells Fargo & Co.	3.584%	5/22/2028	500	497
Wells Fargo & Co.	4.808%	7/25/2028	975	986
Wells Fargo & Co.	4.150%	1/24/2029	200	200
Wells Fargo & Co.	5.574%	7/25/2029	350	362
Wells Fargo & Co.	4.078%	9/15/2029	280	280
Wells Fargo & Co.	6.303%	10/23/2029	990	1,046
Wells Fargo & Co.	2.879%	10/30/2030	1,300	1,237
Wells Fargo & Co.	5.244%	1/24/2031	300	310
Wells Fargo & Co.	4.478%	4/4/2031	1,250	1,258
Wells Fargo & Co.	4.897%	7/25/2033	975	990
Wells Fargo & Co.	5.389%	4/24/2034	952	989
Wells Fargo & Co.	5.557%	7/25/2034	350	367
Wells Fargo & Co.	6.491%	10/23/2034	300	332
Wells Fargo & Co.	5.499%	1/23/2035	1,025	1,068
Wells Fargo & Co.	5.211%	12/3/2035	425	434
Wells Fargo & Co.	4.892%	9/15/2036	1,500	1,495
Wells Fargo & Co.	3.068%	4/30/2041	600	465
Wells Fargo & Co.	5.375%	11/2/2043	1,000	968
Wells Fargo & Co.	4.650%	11/4/2044	325	284
Wells Fargo & Co.	4.900%	11/17/2045	250	225
Wells Fargo & Co.	4.400%	6/14/2046	300	250
Wells Fargo & Co.	4.750%	12/7/2046	350	307
Wells Fargo & Co.	5.013%	4/4/2051	1,750	1,600
Wells Fargo & Co.	4.611%	4/25/2053	400	344
Wells Fargo Bank NA	5.254%	12/11/2026	450	455
Wells Fargo Bank NA	5.950%	8/26/2036	200	213
Wells Fargo Bank NA	5.850%	2/1/2037	300	317
Wells Fargo Bank NA	6.600%	1/15/2038	225	251
Western Union Co.	6.200%	11/17/2036	100	104
Western Union Co.	6.200%	6/21/2040	17	17
Westpac Banking Corp.	3.350%	3/8/2027	250	249
Westpac Banking Corp.	1.953%	11/20/2028	275	261
Westpac Banking Corp.	5.050%	4/16/2029	200	207
Westpac Banking Corp.	2.650%	1/16/2030	150	142
Westpac Banking Corp.	5.405%	8/10/2033	200	207
Westpac Banking Corp.	6.820%	11/17/2033	200	224
Westpac Banking Corp.	4.110%	7/24/2034	25	25
Westpac Banking Corp.	2.668%	11/15/2035	315	285
Westpac Banking Corp.	5.618%	11/20/2035	260	269
Westpac Banking Corp.	3.020%	11/18/2036	500	451
Westpac Banking Corp.	4.421%	7/24/2039	200	185
Westpac Banking Corp.	2.963%	11/16/2040	200	152
Willis North America Inc.	4.500%	9/15/2028	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Willis North America Inc.	2.950%	9/15/2029	440	419
	Willis North America Inc.	4.550%	3/15/2031	146	146
	Willis North America Inc.	5.350%	5/15/2033	100	103
	Willis North America Inc.	5.150%	3/15/2036	75	75
	Willis North America Inc.	5.050%	9/15/2048	50	45
	Willis North America Inc.	3.875%	9/15/2049	90	67
	Willis North America Inc.	5.900%	3/5/2054	125	125
	Zions Bancorp NA	3.250%	10/29/2029	250	235
	Zions Bancorp NA	6.816%	11/19/2035	50	53
					377,735
Health Care (2.8%)
	Abbott Laboratories	1.150%	1/30/2028	100	95
	Abbott Laboratories	1.400%	6/30/2030	150	134
	Abbott Laboratories	4.750%	11/30/2036	200	201
	Abbott Laboratories	5.300%	5/27/2040	250	258
	Abbott Laboratories	4.900%	11/30/2046	700	658
	AbbVie Inc.	4.800%	3/15/2027	500	505
	AbbVie Inc.	4.650%	3/15/2028	200	203
	AbbVie Inc.	4.250%	11/14/2028	200	202
	AbbVie Inc.	4.800%	3/15/2029	525	538
	AbbVie Inc.	3.200%	11/21/2029	1,180	1,144
	AbbVie Inc.	4.875%	3/15/2030	200	206
	AbbVie Inc.	4.950%	3/15/2031	1,000	1,034
	AbbVie Inc.	5.050%	3/15/2034	550	565
	AbbVie Inc.	4.550%	3/15/2035	350	345
	AbbVie Inc.	5.200%	3/15/2035	175	181
	AbbVie Inc.	4.500%	5/14/2035	450	442
	AbbVie Inc.	4.300%	5/14/2036	200	192
	AbbVie Inc.	4.050%	11/21/2039	768	685
	AbbVie Inc.	4.400%	11/6/2042	501	446
	AbbVie Inc.	4.850%	6/15/2044	230	213
	AbbVie Inc.	4.750%	3/15/2045	200	182
	AbbVie Inc.	4.700%	5/14/2045	402	363
	AbbVie Inc.	4.450%	5/14/2046	455	395
	AbbVie Inc.	4.875%	11/14/2048	425	387
	AbbVie Inc.	4.250%	11/21/2049	1,375	1,132
	AbbVie Inc.	5.400%	3/15/2054	700	680
	AbbVie Inc.	5.500%	3/15/2064	250	243
	Adventist Health System	4.742%	12/1/2030	150	151
	Adventist Health System	5.430%	3/1/2032	100	102
	Adventist Health System	5.757%	12/1/2034	75	77
	Adventist Health System	3.630%	3/1/2049	50	34
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	50	50
	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	25	23
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	100	84
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	75	54
	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	75	49
	Aetna Inc.	6.625%	6/15/2036	130	143
	Aetna Inc.	6.750%	12/15/2037	100	110
	Aetna Inc.	4.500%	5/15/2042	75	64
	Agilent Technologies Inc.	2.750%	9/15/2029	100	96
	Agilent Technologies Inc.	2.100%	6/4/2030	100	91
	Agilent Technologies Inc.	4.750%	9/9/2034	150	150
	AHS Hospital Corp.	5.024%	7/1/2045	75	69
	AHS Hospital Corp.	2.780%	7/1/2051	150	93
[2]	Allina Health System	3.887%	4/15/2049	75	58
	Amgen Inc.	2.200%	2/21/2027	150	147
	Amgen Inc.	3.200%	11/2/2027	600	593
	Amgen Inc.	5.150%	3/2/2028	500	512
	Amgen Inc.	1.650%	8/15/2028	400	377
	Amgen Inc.	4.050%	8/18/2029	325	325
	Amgen Inc.	2.000%	1/15/2032	450	392
	Amgen Inc.	3.350%	2/22/2032	500	471
	Amgen Inc.	4.200%	3/1/2033	200	195
	Amgen Inc.	5.250%	3/2/2033	925	958
	Amgen Inc.	3.150%	2/21/2040	575	453
	Amgen Inc.	2.800%	8/15/2041	150	110
	Amgen Inc.	4.950%	10/1/2041	240	227
	Amgen Inc.	5.150%	11/15/2041	126	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	5.600%	3/2/2043	406	408
	Amgen Inc.	4.400%	5/1/2045	450	385
	Amgen Inc.	4.563%	6/15/2048	75	64
	Amgen Inc.	4.663%	6/15/2051	775	663
	Amgen Inc.	4.200%	2/22/2052	475	376
	Amgen Inc.	5.650%	3/2/2053	750	735
	Amgen Inc.	2.770%	9/1/2053	422	250
	Amgen Inc.	5.750%	3/2/2063	500	488
	Ascension Health	4.078%	11/15/2028	64	64
	Ascension Health	2.532%	11/15/2029	350	331
	Ascension Health	4.294%	11/15/2030	127	127
	Ascension Health	4.923%	11/15/2035	108	108
	Ascension Health	3.106%	11/15/2039	100	80
	Ascension Health	3.945%	11/15/2046	200	162
[2]	Ascension Health	4.847%	11/15/2053	75	68
	Astrazeneca Finance LLC	4.800%	2/26/2027	275	278
	Astrazeneca Finance LLC	4.875%	3/3/2028	200	204
	Astrazeneca Finance LLC	1.750%	5/28/2028	200	191
	Astrazeneca Finance LLC	4.850%	2/26/2029	225	231
	Astrazeneca Finance LLC	4.900%	3/3/2030	200	206
	Astrazeneca Finance LLC	4.900%	2/26/2031	200	207
	Astrazeneca Finance LLC	2.250%	5/28/2031	200	182
	Astrazeneca Finance LLC	4.875%	3/3/2033	75	77
	Astrazeneca Finance LLC	5.000%	2/26/2034	270	279
	AstraZeneca plc	4.000%	1/17/2029	200	200
	AstraZeneca plc	1.375%	8/6/2030	300	267
	AstraZeneca plc	6.450%	9/15/2037	550	627
	AstraZeneca plc	4.000%	9/18/2042	290	250
	AstraZeneca plc	4.375%	11/16/2045	200	176
	AstraZeneca plc	3.000%	5/28/2051	135	91
	Banner Health	2.338%	1/1/2030	125	117
	Banner Health	3.181%	1/1/2050	75	51
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	250	178
	Baxalta Inc.	5.250%	6/23/2045	73	70
	Baxter International Inc.	2.272%	12/1/2028	250	236
	Baxter International Inc.	4.450%	2/15/2029	29	29
	Baxter International Inc.	4.900%	12/15/2030	39	39
	Baxter International Inc.	2.539%	2/1/2032	500	436
	Baxter International Inc.	5.650%	12/15/2035	82	83
	Baxter International Inc.	3.132%	12/1/2051	200	125
	Baylor Scott & White Holdings	1.777%	11/15/2030	100	90
	Baylor Scott & White Holdings	4.185%	11/15/2045	100	84
	Baylor Scott & White Holdings	2.839%	11/15/2050	350	221
	Becton Dickinson & Co.	3.700%	6/6/2027	375	374
	Becton Dickinson & Co.	4.693%	2/13/2028	250	253
	Becton Dickinson & Co.	4.874%	2/8/2029	35	36
	Becton Dickinson & Co.	5.081%	6/7/2029	200	205
	Becton Dickinson & Co.	2.823%	5/20/2030	125	118
	Becton Dickinson & Co.	1.957%	2/11/2031	375	333
	Becton Dickinson & Co.	5.110%	2/8/2034	100	102
	Becton Dickinson & Co.	4.685%	12/15/2044	172	152
	Becton Dickinson & Co.	4.669%	6/6/2047	300	261
	Biogen Inc.	2.250%	5/1/2030	400	367
	Biogen Inc.	5.750%	5/15/2035	125	132
	Biogen Inc.	3.150%	5/1/2050	300	194
	Biogen Inc.	3.250%	2/15/2051	150	99
	Biogen Inc.	6.450%	5/15/2055	100	105
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	250	236
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	100	98
	Boston Scientific Corp.	2.650%	6/1/2030	150	141
	Boston Scientific Corp.	4.550%	3/1/2039	131	125
	Boston Scientific Corp.	7.375%	1/15/2040	50	62
	Boston Scientific Corp.	4.700%	3/1/2049	133	119
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	500	477
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	210	209
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	200	177
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	225	235
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	300	278
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	87	95

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	450	468
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	100	77
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	175	157
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	250	211
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	233	201
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	700	571
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	500	296
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	720	529
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	475	466
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	145
	Cardinal Health Inc.	5.125%	2/15/2029	125	129
	Cardinal Health Inc.	5.000%	11/15/2029	150	154
	Cardinal Health Inc.	4.500%	9/15/2030	100	101
	Cardinal Health Inc.	5.450%	2/15/2034	100	104
	Cardinal Health Inc.	5.350%	11/15/2034	200	206
	Cardinal Health Inc.	5.150%	9/15/2035	100	102
	Cardinal Health Inc.	4.600%	3/15/2043	75	66
	Cardinal Health Inc.	4.500%	11/15/2044	50	43
	Cardinal Health Inc.	4.368%	6/15/2047	125	104
	Cardinal Health Inc.	5.750%	11/15/2054	100	100
	Cencora Inc.	3.450%	12/15/2027	275	273
	Cencora Inc.	4.625%	12/15/2027	100	101
	Cencora Inc.	4.850%	12/15/2029	100	102
	Cencora Inc.	2.700%	3/15/2031	250	230
	Cencora Inc.	5.125%	2/15/2034	100	103
	Cencora Inc.	5.150%	2/15/2035	125	128
	Cencora Inc.	4.300%	12/15/2047	175	147
	Centene Corp.	2.450%	7/15/2028	467	437
	Centene Corp.	4.625%	12/15/2029	736	714
	Centene Corp.	3.375%	2/15/2030	110	101
	Centene Corp.	3.000%	10/15/2030	407	364
	Centene Corp.	2.500%	3/1/2031	395	341
	Centene Corp.	2.625%	8/1/2031	254	218
	Children's Health System of Texas	2.511%	8/15/2050	300	176
	Children's Hospital Corp.	4.115%	1/1/2047	75	63
	Children's Hospital Corp.	2.585%	2/1/2050	50	30
	Children's Hospital Medical Center	4.268%	5/15/2044	50	44
	CHRISTUS Health	4.341%	7/1/2028	200	201
	Cigna Group	3.400%	3/1/2027	275	273
	Cigna Group	7.875%	5/15/2027	41	43
	Cigna Group	4.375%	10/15/2028	610	615
	Cigna Group	5.000%	5/15/2029	200	205
	Cigna Group	2.400%	3/15/2030	231	214
	Cigna Group	4.500%	9/15/2030	115	116
	Cigna Group	2.375%	3/15/2031	250	226
	Cigna Group	5.125%	5/15/2031	150	155
	Cigna Group	4.875%	9/15/2032	336	340
	Cigna Group	5.250%	2/15/2034	200	206
	Cigna Group	5.250%	1/15/2036	500	509
	Cigna Group	4.800%	8/15/2038	415	398
	Cigna Group	3.200%	3/15/2040	150	118
	Cigna Group	6.125%	11/15/2041	92	97
	Cigna Group	4.800%	7/15/2046	400	355
	Cigna Group	3.875%	10/15/2047	170	131
	Cigna Group	4.900%	12/15/2048	545	485
	Cigna Group	3.400%	3/15/2050	375	262
	Cigna Group	5.600%	2/15/2054	225	218
	Cigna Group	6.000%	1/15/2056	99	102
	City of Hope	5.623%	11/15/2043	75	74
	City of Hope	4.378%	8/15/2048	100	82
	Cleveland Clinic Foundation	4.858%	1/1/2114	100	85
	CommonSpirit Health	4.352%	9/1/2030	103	103
	CommonSpirit Health	2.782%	10/1/2030	500	465
	CommonSpirit Health	5.205%	12/1/2031	150	155
	CommonSpirit Health	5.318%	12/1/2034	125	127
	CommonSpirit Health	4.825%	9/1/2035	88	87
	CommonSpirit Health	4.975%	9/1/2035	105	104
[2]	CommonSpirit Health	4.350%	11/1/2042	225	196
	CommonSpirit Health	5.580%	9/1/2045	78	76
[6]	CommonSpirit Health	3.817%	10/1/2049	50	37

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CommonSpirit Health	4.187%	10/1/2049	150	118
CommonSpirit Health	5.548%	12/1/2054	100	95
CommonSpirit Health	5.662%	9/1/2055	125	121
Community Health Network Inc.	3.099%	5/1/2050	140	89
Cottage Health Obligated Group	3.304%	11/1/2049	100	70
CVS Health Corp.	1.300%	8/21/2027	600	574
CVS Health Corp.	4.300%	3/25/2028	677	680
CVS Health Corp.	5.000%	1/30/2029	470	480
CVS Health Corp.	5.400%	6/1/2029	350	362
CVS Health Corp.	3.250%	8/15/2029	360	348
CVS Health Corp.	5.125%	2/21/2030	250	257
CVS Health Corp.	1.750%	8/21/2030	350	311
CVS Health Corp.	5.250%	1/30/2031	100	103
CVS Health Corp.	1.875%	2/28/2031	350	307
CVS Health Corp.	5.550%	6/1/2031	175	183
CVS Health Corp.	5.000%	9/15/2032	72	73
CVS Health Corp.	5.250%	2/21/2033	250	257
CVS Health Corp.	5.300%	6/1/2033	225	232
CVS Health Corp.	5.700%	6/1/2034	225	236
CVS Health Corp.	4.875%	7/20/2035	125	123
CVS Health Corp.	5.450%	9/15/2035	122	125
CVS Health Corp.	4.780%	3/25/2038	1,025	967
CVS Health Corp.	6.125%	9/15/2039	75	78
CVS Health Corp.	4.125%	4/1/2040	85	73
CVS Health Corp.	5.300%	12/5/2043	75	70
CVS Health Corp.	5.125%	7/20/2045	700	632
CVS Health Corp.	5.050%	3/25/2048	1,535	1,353
CVS Health Corp.	5.625%	2/21/2053	220	206
CVS Health Corp.	5.875%	6/1/2053	293	284
CVS Health Corp.	6.200%	9/15/2055	325	330
CVS Health Corp.	6.000%	6/1/2063	135	130
CVS Health Corp.	6.250%	9/15/2065	125	125
Danaher Corp.	4.375%	9/15/2045	75	65
Danaher Corp.	2.600%	10/1/2050	500	305
Dartmouth-Hitchcock Health	4.178%	8/1/2048	100	78
DENTSPLY SIRONA Inc.	3.250%	6/1/2030	150	139
DH Europe Finance II Sarl	2.600%	11/15/2029	150	142
DH Europe Finance II Sarl	3.250%	11/15/2039	175	143
Dignity Health	4.500%	11/1/2042	100	87
Dignity Health	5.267%	11/1/2064	50	45
Duke University Health System Inc.	3.920%	6/1/2047	100	80
Edwards Lifesciences Corp.	4.300%	6/15/2028	100	101
Elevance Health Inc.	3.650%	12/1/2027	500	498
Elevance Health Inc.	4.000%	9/15/2028	231	231
Elevance Health Inc.	5.150%	6/15/2029	115	119
Elevance Health Inc.	4.750%	2/15/2030	70	71
Elevance Health Inc.	2.250%	5/15/2030	530	486
Elevance Health Inc.	2.550%	3/15/2031	650	593
Elevance Health Inc.	4.950%	11/1/2031	55	56
Elevance Health Inc.	4.600%	9/15/2032	250	249
Elevance Health Inc.	5.500%	10/15/2032	250	263
Elevance Health Inc.	4.750%	2/15/2033	200	201
Elevance Health Inc.	5.375%	6/15/2034	175	181
Elevance Health Inc.	5.950%	12/15/2034	1	1
Elevance Health Inc.	5.200%	2/15/2035	465	475
Elevance Health Inc.	5.000%	1/15/2036	304	302
Elevance Health Inc.	5.850%	1/15/2036	75	80
Elevance Health Inc.	6.375%	6/15/2037	50	54
Elevance Health Inc.	4.650%	1/15/2043	775	694
Elevance Health Inc.	4.375%	12/1/2047	261	217
Elevance Health Inc.	3.125%	5/15/2050	200	131
Elevance Health Inc.	4.550%	5/15/2052	200	165
Elevance Health Inc.	5.125%	2/15/2053	200	180
Elevance Health Inc.	5.650%	6/15/2054	175	170
Elevance Health Inc.	4.850%	8/15/2054	30	25
Elevance Health Inc.	5.700%	2/15/2055	395	385
Elevance Health Inc.	5.700%	9/15/2055	100	98
Elevance Health Inc.	5.850%	11/1/2064	140	137
Eli Lilly & Co.	4.500%	2/9/2027	500	504
Eli Lilly & Co.	4.150%	8/14/2027	75	76

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.550%	2/12/2028	200	203
	Eli Lilly & Co.	4.000%	10/15/2028	118	119
	Eli Lilly & Co.	4.500%	2/9/2029	200	204
	Eli Lilly & Co.	3.375%	3/15/2029	92	91
	Eli Lilly & Co.	4.200%	8/14/2029	177	179
	Eli Lilly & Co.	4.750%	2/12/2030	200	206
	Eli Lilly & Co.	4.250%	3/15/2031	102	103
	Eli Lilly & Co.	4.900%	2/12/2032	200	207
	Eli Lilly & Co.	4.550%	10/15/2032	196	199
	Eli Lilly & Co.	4.700%	2/9/2034	275	279
	Eli Lilly & Co.	4.600%	8/14/2034	225	226
	Eli Lilly & Co.	4.900%	10/15/2035	181	184
	Eli Lilly & Co.	2.250%	5/15/2050	450	259
	Eli Lilly & Co.	4.875%	2/27/2053	50	46
	Eli Lilly & Co.	5.000%	2/9/2054	400	372
	Eli Lilly & Co.	5.050%	8/14/2054	75	70
	Eli Lilly & Co.	5.500%	2/12/2055	400	400
	Eli Lilly & Co.	5.550%	10/15/2055	114	115
	Eli Lilly & Co.	2.500%	9/15/2060	500	272
	Eli Lilly & Co.	4.950%	2/27/2063	250	225
	Eli Lilly & Co.	5.100%	2/9/2064	450	414
	Eli Lilly & Co.	5.200%	8/14/2064	75	71
	Eli Lilly & Co.	5.600%	2/12/2065	250	250
	Eli Lilly & Co.	5.650%	10/15/2065	103	104
	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	75	57
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	200	206
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	98	98
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	300	307
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	127
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	250	269
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	150	156
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	78	78
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	150	163
	Gilead Sciences Inc.	2.950%	3/1/2027	525	520
	Gilead Sciences Inc.	4.800%	11/15/2029	125	128
	Gilead Sciences Inc.	5.250%	10/15/2033	100	105
	Gilead Sciences Inc.	5.100%	6/15/2035	175	179
	Gilead Sciences Inc.	4.600%	9/1/2035	575	569
	Gilead Sciences Inc.	4.000%	9/1/2036	150	140
	Gilead Sciences Inc.	5.650%	12/1/2041	175	182
	Gilead Sciences Inc.	4.800%	4/1/2044	400	369
	Gilead Sciences Inc.	4.750%	3/1/2046	455	412
	Gilead Sciences Inc.	2.800%	10/1/2050	525	332
	Gilead Sciences Inc.	5.550%	10/15/2053	100	99
	Gilead Sciences Inc.	5.500%	11/15/2054	225	222
	Gilead Sciences Inc.	5.600%	11/15/2064	200	198
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	375	375
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	147	149
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	85	90
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	424	428
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	550	617
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	100	87
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	131	132
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	175	172
	Hackensack Meridian Health Inc.	2.675%	9/1/2041	250	181
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	75	62
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	50	42
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	75	53
	HCA Inc.	4.500%	2/15/2027	125	125
	HCA Inc.	5.000%	3/1/2028	125	127
	HCA Inc.	5.200%	6/1/2028	177	181
	HCA Inc.	5.625%	9/1/2028	275	283
	HCA Inc.	4.125%	6/15/2029	330	329
	HCA Inc.	3.500%	9/1/2030	650	625
	HCA Inc.	4.300%	11/15/2030	71	71
	HCA Inc.	5.450%	4/1/2031	325	339
	HCA Inc.	2.375%	7/15/2031	150	134
	HCA Inc.	5.500%	3/1/2032	150	156
	HCA Inc.	3.625%	3/15/2032	250	236
	HCA Inc.	4.600%	11/15/2032	92	91

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HCA Inc.	5.500%	6/1/2033	221	230
HCA Inc.	5.600%	4/1/2034	225	235
HCA Inc.	5.450%	9/15/2034	225	232
HCA Inc.	5.750%	3/1/2035	250	262
HCA Inc.	4.900%	11/15/2035	138	136
HCA Inc.	5.125%	6/15/2039	200	193
HCA Inc.	4.375%	3/15/2042	250	213
HCA Inc.	5.500%	6/15/2047	325	307
HCA Inc.	5.250%	6/15/2049	450	407
HCA Inc.	3.500%	7/15/2051	200	136
HCA Inc.	4.625%	3/15/2052	500	407
HCA Inc.	5.900%	6/1/2053	177	173
HCA Inc.	6.000%	4/1/2054	288	286
HCA Inc.	5.950%	9/15/2054	312	308
HCA Inc.	6.200%	3/1/2055	225	229
HCA Inc.	5.700%	11/15/2055	100	95
HCA Inc.	6.100%	4/1/2064	150	149
Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	100	76
Humana Inc.	1.350%	2/3/2027	200	194
Humana Inc.	3.950%	3/15/2027	150	150
Humana Inc.	5.750%	12/1/2028	100	104
Humana Inc.	3.700%	3/23/2029	100	98
Humana Inc.	4.875%	4/1/2030	135	137
Humana Inc.	5.375%	4/15/2031	270	279
Humana Inc.	2.150%	2/3/2032	200	173
Humana Inc.	5.950%	3/15/2034	200	210
Humana Inc.	5.550%	5/1/2035	200	204
Humana Inc.	4.625%	12/1/2042	110	95
Humana Inc.	4.950%	10/1/2044	270	238
Humana Inc.	3.950%	8/15/2049	40	30
Humana Inc.	5.500%	3/15/2053	200	182
Humana Inc.	5.750%	4/15/2054	125	118
Illumina Inc.	4.750%	12/12/2030	150	151
Illumina Inc.	2.550%	3/23/2031	150	136
Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	75	60
Iowa Health System	3.665%	2/15/2050	125	93
Johns Hopkins Health System Corp.	3.837%	5/15/2046	125	100
Johnson & Johnson	4.500%	3/1/2027	118	119
Johnson & Johnson	2.950%	3/3/2027	200	199
Johnson & Johnson	0.950%	9/1/2027	300	287
Johnson & Johnson	2.900%	1/15/2028	275	271
Johnson & Johnson	4.700%	3/1/2030	172	177
Johnson & Johnson	1.300%	9/1/2030	375	334
Johnson & Johnson	4.900%	6/1/2031	138	144
Johnson & Johnson	4.850%	3/1/2032	245	254
Johnson & Johnson	4.950%	5/15/2033	150	158
Johnson & Johnson	5.000%	3/1/2035	364	379
Johnson & Johnson	3.550%	3/1/2036	175	161
Johnson & Johnson	3.625%	3/3/2037	300	273
Johnson & Johnson	5.950%	8/15/2037	200	222
Johnson & Johnson	3.400%	1/15/2038	150	132
Johnson & Johnson	2.100%	9/1/2040	250	177
Johnson & Johnson	4.500%	9/1/2040	150	145
Johnson & Johnson	4.850%	5/15/2041	75	74
Johnson & Johnson	4.500%	12/5/2043	200	185
Johnson & Johnson	3.700%	3/1/2046	400	324
Johnson & Johnson	3.750%	3/3/2047	250	201
Johnson & Johnson	2.250%	9/1/2050	400	236
Kaiser Foundation Hospitals	3.150%	5/1/2027	100	99
Kaiser Foundation Hospitals	2.810%	6/1/2041	250	186
Kaiser Foundation Hospitals	4.875%	4/1/2042	235	222
Kaiser Foundation Hospitals	4.150%	5/1/2047	150	125
Kaiser Foundation Hospitals	3.266%	11/1/2049	175	122
Kaiser Foundation Hospitals	3.002%	6/1/2051	250	163
Koninklijke Philips NV	6.875%	3/11/2038	100	112
Koninklijke Philips NV	5.000%	3/15/2042	150	138
Laboratory Corp. of America Holdings	3.600%	9/1/2027	100	100
Laboratory Corp. of America Holdings	2.950%	12/1/2029	125	119
Laboratory Corp. of America Holdings	4.350%	4/1/2030	100	100
Laboratory Corp. of America Holdings	2.700%	6/1/2031	50	46

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	150	150
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	150	149
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	195	173
	Mass General Brigham Inc.	3.342%	7/1/2060	250	164
	Mayo Clinic	3.774%	11/15/2043	75	61
	Mayo Clinic	4.128%	11/15/2052	50	40
	Mayo Clinic	3.196%	11/15/2061	150	96
	McKesson Corp.	4.900%	7/15/2028	24	25
	McKesson Corp.	4.250%	9/15/2029	100	101
	McKesson Corp.	4.650%	5/30/2030	300	305
	McKesson Corp.	4.950%	5/30/2032	350	359
	McKesson Corp.	5.250%	5/30/2035	400	413
	McLaren Health Care Corp.	4.386%	5/15/2048	50	42
[2]	MedStar Health Inc.	3.626%	8/15/2049	75	55
	Medtronic Inc.	4.375%	3/15/2035	511	502
	Medtronic Inc.	4.625%	3/15/2045	244	223
	Memorial Health Services	3.447%	11/1/2049	100	71
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	100	65
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	150	120
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	100	81
	Merck & Co. Inc.	1.700%	6/10/2027	400	390
	Merck & Co. Inc.	3.850%	9/15/2027	300	301
	Merck & Co. Inc.	1.900%	12/10/2028	400	379
	Merck & Co. Inc.	3.400%	3/7/2029	475	468
	Merck & Co. Inc.	3.850%	3/15/2029	161	161
	Merck & Co. Inc.	4.300%	5/17/2030	133	134
	Merck & Co. Inc.	1.450%	6/24/2030	210	188
	Merck & Co. Inc.	4.150%	9/15/2030	400	401
	Merck & Co. Inc.	4.150%	3/15/2031	211	210
	Merck & Co. Inc.	2.150%	12/10/2031	450	401
	Merck & Co. Inc.	4.550%	9/15/2032	340	344
	Merck & Co. Inc.	4.450%	12/4/2032	138	138
	Merck & Co. Inc.	4.500%	5/17/2033	175	177
	Merck & Co. Inc.	6.500%	12/1/2033	125	141
	Merck & Co. Inc.	4.950%	9/15/2035	275	279
	Merck & Co. Inc.	4.750%	12/4/2035	108	108
	Merck & Co. Inc.	3.900%	3/7/2039	200	179
	Merck & Co. Inc.	3.600%	9/15/2042	100	81
	Merck & Co. Inc.	4.150%	5/18/2043	200	172
	Merck & Co. Inc.	4.900%	5/17/2044	133	125
	Merck & Co. Inc.	3.700%	2/10/2045	525	417
	Merck & Co. Inc.	5.500%	3/15/2046	143	143
	Merck & Co. Inc.	4.000%	3/7/2049	300	240
	Merck & Co. Inc.	2.750%	12/10/2051	300	186
	Merck & Co. Inc.	5.000%	5/17/2053	265	243
	Merck & Co. Inc.	5.700%	9/15/2055	200	202
	Merck & Co. Inc.	5.550%	12/4/2055	174	172
	Merck & Co. Inc.	2.900%	12/10/2061	125	73
	Merck & Co. Inc.	5.150%	5/17/2063	177	162
	Merck & Co. Inc.	5.700%	12/4/2065	203	201
	Methodist Hospital	2.705%	12/1/2050	300	185
[2]	Montefiore Obligated Group	5.246%	11/1/2048	150	124
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	75	56
	Mylan Inc.	5.400%	11/29/2043	100	86
	New York & Presbyterian Hospital	4.024%	8/1/2045	130	107
	New York & Presbyterian Hospital	4.063%	8/1/2056	75	58
	New York & Presbyterian Hospital	2.606%	8/1/2060	100	55
	New York & Presbyterian Hospital	3.954%	8/1/2119	125	86
	Northwell Healthcare Inc.	3.979%	11/1/2046	100	78
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	164
	Northwell Healthcare Inc.	3.809%	11/1/2049	100	74
	Novant Health Inc.	2.637%	11/1/2036	250	199
	Novant Health Inc.	3.318%	11/1/2061	100	64
	Novartis Capital Corp.	2.000%	2/14/2027	200	196
	Novartis Capital Corp.	3.100%	5/17/2027	175	174
	Novartis Capital Corp.	3.900%	11/5/2028	152	152
	Novartis Capital Corp.	3.800%	9/18/2029	150	149
	Novartis Capital Corp.	2.200%	8/14/2030	410	379
	Novartis Capital Corp.	4.100%	11/5/2030	350	350
	Novartis Capital Corp.	4.000%	9/18/2031	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	4.300%	11/5/2032	300	299
	Novartis Capital Corp.	4.200%	9/18/2034	150	147
	Novartis Capital Corp.	4.600%	11/5/2035	225	223
	Novartis Capital Corp.	3.700%	9/21/2042	100	83
	Novartis Capital Corp.	4.400%	5/6/2044	375	334
	Novartis Capital Corp.	5.200%	11/5/2045	200	195
	Novartis Capital Corp.	4.000%	11/20/2045	225	188
	Novartis Capital Corp.	2.750%	8/14/2050	75	48
	Novartis Capital Corp.	4.700%	9/18/2054	225	200
	Novartis Capital Corp.	5.300%	11/5/2055	300	290
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/2050	10	6
	NYU Langone Hospitals	4.784%	7/1/2044	100	91
[2]	NYU Langone Hospitals	4.368%	7/1/2047	110	96
	NYU Langone Hospitals	3.380%	7/1/2055	200	137
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	50	43
[2]	OhioHealth Corp.	3.042%	11/15/2050	100	69
	Orlando Health Obligated Group	5.475%	10/1/2035	75	78
	Orlando Health Obligated Group	4.089%	10/1/2048	50	40
	PeaceHealth Obligated Group	4.335%	11/15/2028	40	40
	PeaceHealth Obligated Group	4.855%	11/15/2032	38	38
	PeaceHealth Obligated Group	4.787%	11/15/2048	75	65
	PeaceHealth Obligated Group	3.218%	11/15/2050	200	131
	Pfizer Inc.	3.875%	11/15/2027	50	50
	Pfizer Inc.	3.600%	9/15/2028	100	100
	Pfizer Inc.	3.450%	3/15/2029	375	371
	Pfizer Inc.	2.625%	4/1/2030	300	283
	Pfizer Inc.	1.700%	5/28/2030	225	204
	Pfizer Inc.	4.200%	11/15/2030	179	180
	Pfizer Inc.	1.750%	8/18/2031	200	177
	Pfizer Inc.	4.500%	11/15/2032	225	225
	Pfizer Inc.	4.875%	11/15/2035	237	238
	Pfizer Inc.	4.100%	9/15/2038	150	137
	Pfizer Inc.	3.900%	3/15/2039	125	110
	Pfizer Inc.	7.200%	3/15/2039	425	507
	Pfizer Inc.	2.550%	5/28/2040	200	147
	Pfizer Inc.	4.300%	6/15/2043	125	109
	Pfizer Inc.	4.400%	5/15/2044	200	178
	Pfizer Inc.	4.125%	12/15/2046	250	206
	Pfizer Inc.	4.200%	9/15/2048	150	124
	Pfizer Inc.	4.000%	3/15/2049	175	140
	Pfizer Inc.	2.700%	5/28/2050	450	281
	Pfizer Inc.	5.600%	11/15/2055	100	99
	Pfizer Inc.	5.700%	11/15/2065	100	98
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	707	716
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/2030	527	538
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	684	692
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	525	505
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,061	1,004
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	607	563
	Pharmacia LLC	6.600%	12/1/2028	175	188
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	150	141
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	200	207
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	206
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	75	57
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	75	58
	Quest Diagnostics Inc.	4.600%	12/15/2027	100	101
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	140
	Quest Diagnostics Inc.	4.625%	12/15/2029	125	127
	Quest Diagnostics Inc.	2.950%	6/30/2030	160	151
	Quest Diagnostics Inc.	2.800%	6/30/2031	125	115
	Quest Diagnostics Inc.	5.000%	12/15/2034	150	152
	Quest Diagnostics Inc.	5.750%	1/30/2040	13	13
	Quest Diagnostics Inc.	4.700%	3/30/2045	25	22
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	500	446
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	50	31
	Revvity Inc.	1.900%	9/15/2028	250	235
	Revvity Inc.	3.625%	3/15/2051	150	107
	Royalty Pharma plc	5.150%	9/2/2029	100	103
	Royalty Pharma plc	2.200%	9/2/2030	300	272
	Royalty Pharma plc	4.450%	3/25/2031	300	299

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Royalty Pharma plc	3.550%	9/2/2050	350	241
Royalty Pharma plc	3.350%	9/2/2051	250	165
Rush System for Health Obligated Group	3.922%	11/15/2029	75	74
Sanofi SA	3.750%	11/3/2027	222	222
Sanofi SA	3.625%	6/19/2028	225	225
Sanofi SA	3.800%	11/3/2028	221	221
Sanofi SA	4.200%	11/3/2032	225	225
Seattle Children's Hospital	2.719%	10/1/2050	200	123
Smith & Nephew plc	5.150%	3/20/2027	100	101
Smith & Nephew plc	2.032%	10/14/2030	300	270
Solventum Corp.	5.450%	2/25/2027	31	31
Solventum Corp.	5.400%	3/1/2029	59	61
Solventum Corp.	5.450%	3/13/2031	175	183
Solventum Corp.	5.600%	3/23/2034	365	380
Solventum Corp.	5.900%	4/30/2054	220	221
SSM Health Care Corp.	3.823%	6/1/2027	100	100
SSM Health Care Corp.	4.894%	6/1/2028	200	203
Stanford Health Care	3.795%	11/15/2048	75	58
Stryker Corp.	4.550%	2/10/2027	200	201
Stryker Corp.	4.700%	2/10/2028	200	203
Stryker Corp.	3.650%	3/7/2028	50	50
Stryker Corp.	4.250%	9/11/2029	150	151
Stryker Corp.	4.850%	2/10/2030	175	180
Stryker Corp.	4.625%	9/11/2034	100	99
Stryker Corp.	5.200%	2/10/2035	179	184
Stryker Corp.	4.100%	4/1/2043	75	64
Stryker Corp.	4.375%	5/15/2044	50	43
Stryker Corp.	4.625%	3/15/2046	200	179
Sutter Health	3.695%	8/15/2028	75	74
Sutter Health	5.164%	8/15/2033	75	77
Sutter Health	5.537%	8/15/2035	150	157
Sutter Health	4.091%	8/15/2048	75	61
Sutter Health	3.361%	8/15/2050	125	88
Sutter Health	5.547%	8/15/2053	75	74
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	605	619
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	206
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	350	268
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	250	251
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	485	323
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	200	196
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
Takeda US Financing Inc.	5.200%	7/7/2035	275	280
Texas Health Resources	2.328%	11/15/2050	300	172
Thermo Fisher Scientific Inc.	5.000%	12/5/2026	200	202
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	200	190
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	150	155
Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	100
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	892
Thermo Fisher Scientific Inc.	4.473%	10/7/2032	125	125
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	200	207
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	150	150
Thermo Fisher Scientific Inc.	4.894%	10/7/2037	75	75
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	250	185
Thermo Fisher Scientific Inc.	5.300%	2/1/2044	185	182
Trinity Health Corp.	4.125%	12/1/2045	85	71
UnitedHealth Group Inc.	3.375%	4/15/2027	350	348
UnitedHealth Group Inc.	3.700%	5/15/2027	120	120
UnitedHealth Group Inc.	2.950%	10/15/2027	150	148
UnitedHealth Group Inc.	5.250%	2/15/2028	375	385
UnitedHealth Group Inc.	4.400%	6/15/2028	50	51
UnitedHealth Group Inc.	3.875%	12/15/2028	150	150
UnitedHealth Group Inc.	2.875%	8/15/2029	150	144
UnitedHealth Group Inc.	4.800%	1/15/2030	195	200
UnitedHealth Group Inc.	2.000%	5/15/2030	955	871
UnitedHealth Group Inc.	4.650%	1/15/2031	125	128
UnitedHealth Group Inc.	4.900%	4/15/2031	200	205
UnitedHealth Group Inc.	2.300%	5/15/2031	650	586
UnitedHealth Group Inc.	4.950%	1/15/2032	155	159
UnitedHealth Group Inc.	4.200%	5/15/2032	250	247
UnitedHealth Group Inc.	5.350%	2/15/2033	375	391

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.500%	4/15/2033	200	198
	UnitedHealth Group Inc.	5.000%	4/15/2034	450	457
	UnitedHealth Group Inc.	5.150%	7/15/2034	395	405
	UnitedHealth Group Inc.	5.300%	6/15/2035	194	201
	UnitedHealth Group Inc.	4.625%	7/15/2035	175	173
	UnitedHealth Group Inc.	6.500%	6/15/2037	50	56
	UnitedHealth Group Inc.	6.625%	11/15/2037	125	141
	UnitedHealth Group Inc.	6.875%	2/15/2038	245	283
	UnitedHealth Group Inc.	3.500%	8/15/2039	140	117
	UnitedHealth Group Inc.	2.750%	5/15/2040	200	150
	UnitedHealth Group Inc.	5.950%	2/15/2041	60	63
	UnitedHealth Group Inc.	3.050%	5/15/2041	300	227
	UnitedHealth Group Inc.	4.625%	11/15/2041	110	101
	UnitedHealth Group Inc.	4.375%	3/15/2042	50	44
	UnitedHealth Group Inc.	3.950%	10/15/2042	175	145
	UnitedHealth Group Inc.	4.250%	3/15/2043	125	107
	UnitedHealth Group Inc.	5.500%	7/15/2044	195	193
	UnitedHealth Group Inc.	4.750%	7/15/2045	305	274
	UnitedHealth Group Inc.	4.200%	1/15/2047	210	172
	UnitedHealth Group Inc.	4.250%	4/15/2047	290	239
	UnitedHealth Group Inc.	4.250%	6/15/2048	300	245
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	126
	UnitedHealth Group Inc.	3.700%	8/15/2049	310	230
	UnitedHealth Group Inc.	3.250%	5/15/2051	432	292
	UnitedHealth Group Inc.	4.750%	5/15/2052	200	173
	UnitedHealth Group Inc.	5.875%	2/15/2053	400	403
	UnitedHealth Group Inc.	5.050%	4/15/2053	269	243
	UnitedHealth Group Inc.	5.375%	4/15/2054	325	307
	UnitedHealth Group Inc.	5.625%	7/15/2054	475	466
	UnitedHealth Group Inc.	5.950%	6/15/2055	300	308
	UnitedHealth Group Inc.	3.875%	8/15/2059	420	301
	UnitedHealth Group Inc.	3.125%	5/15/2060	250	151
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	204
	UnitedHealth Group Inc.	5.200%	4/15/2063	300	268
	UnitedHealth Group Inc.	5.500%	4/15/2064	200	188
	UnitedHealth Group Inc.	5.750%	7/15/2064	320	312
	Universal Health Services Inc.	4.625%	10/15/2029	100	100
	Universal Health Services Inc.	2.650%	10/15/2030	300	273
	Universal Health Services Inc.	5.050%	10/15/2034	75	74
	UPMC	5.035%	5/15/2033	150	153
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	225	185
	Viatris Inc.	2.300%	6/22/2027	175	170
	Viatris Inc.	3.850%	6/22/2040	219	168
	Viatris Inc.	4.000%	6/22/2050	275	183
	WakeMed	3.286%	10/1/2052	200	137
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	50	44
	Wyeth LLC	6.500%	2/1/2034	150	168
	Wyeth LLC	6.000%	2/15/2036	85	92
	Wyeth LLC	5.950%	4/1/2037	385	414
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	100	103
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	350	316
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	22	22
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	125	130
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	50	52
	Zoetis Inc.	3.000%	9/12/2027	150	148
	Zoetis Inc.	4.150%	8/17/2028	196	197
	Zoetis Inc.	3.900%	8/20/2028	100	100
	Zoetis Inc.	2.000%	5/15/2030	150	137
	Zoetis Inc.	5.600%	11/16/2032	250	266
	Zoetis Inc.	5.000%	8/17/2035	143	145
	Zoetis Inc.	4.700%	2/1/2043	175	160
	Zoetis Inc.	3.950%	9/12/2047	150	120
	Zoetis Inc.	4.450%	8/20/2048	75	64
					145,064
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	125	123
	3M Co.	3.375%	3/1/2029	150	147
	3M Co.	2.375%	8/26/2029	360	339
	3M Co.	4.800%	3/15/2030	365	373

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	3M Co.	3.125%	9/19/2046	75	52
	3M Co.	3.625%	10/15/2047	100	74
	3M Co.	4.000%	9/14/2048	150	118
	3M Co.	3.250%	8/26/2049	320	220
	3M Co.	3.700%	4/15/2050	125	92
	AGCO Corp.	5.450%	3/21/2027	70	71
	AGCO Corp.	5.800%	3/21/2034	125	131
	Allegion plc	3.500%	10/1/2029	75	73
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	175	173
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	130	136
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/2036	298	272
[2]	American Airlines Class A Series 2025-1 Pass Through Trust	4.900%	11/11/2039	149	148
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/2029	30	30
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/2029	86	85
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/2030	86	83
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/2030	30	29
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/2033	35	33
	Amphenol Corp.	5.050%	4/5/2027	50	51
	Amphenol Corp.	3.800%	11/15/2027	150	150
	Amphenol Corp.	4.375%	6/12/2028	150	151
	Amphenol Corp.	3.900%	11/15/2028	125	125
	Amphenol Corp.	4.350%	6/1/2029	100	101
	Amphenol Corp.	2.800%	2/15/2030	275	261
	Amphenol Corp.	4.125%	11/15/2030	197	196
	Amphenol Corp.	2.200%	9/15/2031	100	89
	Amphenol Corp.	4.400%	2/15/2033	202	200
	Amphenol Corp.	5.250%	4/5/2034	200	208
	Amphenol Corp.	5.000%	1/15/2035	150	153
	Amphenol Corp.	4.625%	2/15/2036	475	466
	Amphenol Corp.	5.375%	11/15/2054	50	48
	Amphenol Corp.	5.300%	11/15/2055	150	143
	Automatic Data Processing Inc.	1.700%	5/15/2028	200	191
	Automatic Data Processing Inc.	1.250%	9/1/2030	260	230
	Automatic Data Processing Inc.	4.750%	5/8/2032	240	246
	Block Financial LLC	3.875%	8/15/2030	589	567
	Boeing Co.	2.700%	2/1/2027	195	192
	Boeing Co.	2.800%	3/1/2027	50	49
	Boeing Co.	5.040%	5/1/2027	360	364
	Boeing Co.	6.259%	5/1/2027	200	205
	Boeing Co.	3.250%	3/1/2028	100	98
	Boeing Co.	3.450%	11/1/2028	250	245
	Boeing Co.	3.200%	3/1/2029	200	194
	Boeing Co.	6.298%	5/1/2029	605	643
	Boeing Co.	2.950%	2/1/2030	190	180
	Boeing Co.	5.150%	5/1/2030	907	932
	Boeing Co.	6.388%	5/1/2031	200	217
	Boeing Co.	6.125%	2/15/2033	75	81
	Boeing Co.	3.600%	5/1/2034	150	136
	Boeing Co.	6.528%	5/1/2034	450	498
	Boeing Co.	3.250%	2/1/2035	190	166
	Boeing Co.	3.550%	3/1/2038	50	42
	Boeing Co.	3.500%	3/1/2039	75	61
	Boeing Co.	6.875%	3/15/2039	100	112
	Boeing Co.	5.875%	2/15/2040	75	77
	Boeing Co.	5.705%	5/1/2040	640	653
	Boeing Co.	3.375%	6/15/2046	75	53
	Boeing Co.	3.650%	3/1/2047	55	40
	Boeing Co.	3.625%	3/1/2048	75	53
	Boeing Co.	3.850%	11/1/2048	60	44
	Boeing Co.	3.900%	5/1/2049	100	74
	Boeing Co.	3.750%	2/1/2050	250	182
	Boeing Co.	5.805%	5/1/2050	1,665	1,638
	Boeing Co.	6.858%	5/1/2054	450	504
	Boeing Co.	3.950%	8/1/2059	75	53
	Boeing Co.	5.930%	5/1/2060	550	539
	Boeing Co.	7.008%	5/1/2064	275	311
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	225	224
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	140
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	123
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	250	253

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	250	223
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	200	178
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	175	156
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	125	121
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	100	94
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	250	222
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	75	68
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	150	120
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	125	103
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	375	303
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	200	164
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	400	293
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	200	132
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	200	126
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	175	148
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	525	494
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	484	475
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	117	115
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	350	357
Canadian National Railway Co.	4.200%	3/12/2031	250	249
Canadian National Railway Co.	6.250%	8/1/2034	75	83
Canadian National Railway Co.	4.750%	11/12/2035	195	195
Canadian National Railway Co.	6.200%	6/1/2036	75	83
Canadian National Railway Co.	6.375%	11/15/2037	100	112
Canadian National Railway Co.	3.200%	8/2/2046	100	72
Canadian National Railway Co.	2.450%	5/1/2050	105	62
Canadian Pacific Railway Co.	2.875%	11/15/2029	100	96
Canadian Pacific Railway Co.	2.050%	3/5/2030	200	184
Canadian Pacific Railway Co.	4.800%	3/30/2030	102	104
Canadian Pacific Railway Co.	7.125%	10/15/2031	100	113
Canadian Pacific Railway Co.	2.450%	12/2/2031	350	315
Canadian Pacific Railway Co.	5.200%	3/30/2035	97	100
Canadian Pacific Railway Co.	5.950%	5/15/2037	80	86
Canadian Pacific Railway Co.	3.000%	12/2/2041	178	133
Canadian Pacific Railway Co.	4.300%	5/15/2043	75	65
Canadian Pacific Railway Co.	4.950%	8/15/2045	125	116
Canadian Pacific Railway Co.	4.700%	5/1/2048	31	27
Canadian Pacific Railway Co.	3.500%	5/1/2050	100	72
Canadian Pacific Railway Co.	3.100%	12/2/2051	500	332
Canadian Pacific Railway Co.	6.125%	9/15/2115	120	120
Carrier Global Corp.	2.493%	2/15/2027	250	246
Carrier Global Corp.	2.722%	2/15/2030	355	334
Carrier Global Corp.	2.700%	2/15/2031	85	79
Carrier Global Corp.	5.900%	3/15/2034	395	424
Carrier Global Corp.	3.377%	4/5/2040	300	242
Carrier Global Corp.	3.577%	4/5/2050	126	93
Carrier Global Corp.	6.200%	3/15/2054	159	172
Caterpillar Financial Services Corp.	4.500%	1/7/2027	150	151
Caterpillar Financial Services Corp.	1.700%	1/8/2027	200	196
Caterpillar Financial Services Corp.	3.600%	8/12/2027	300	299
Caterpillar Financial Services Corp.	4.400%	10/15/2027	175	177
Caterpillar Financial Services Corp.	4.600%	11/15/2027	150	152
Caterpillar Financial Services Corp.	4.400%	3/3/2028	132	133
Caterpillar Financial Services Corp.	4.100%	8/15/2028	250	252
Caterpillar Financial Services Corp.	3.950%	11/14/2028	75	75
Caterpillar Financial Services Corp.	4.700%	11/15/2029	150	154
Caterpillar Financial Services Corp.	4.800%	1/8/2030	100	103
Caterpillar Inc.	2.600%	9/19/2029	200	191
Caterpillar Inc.	2.600%	4/9/2030	120	114
Caterpillar Inc.	5.200%	5/15/2035	100	104
Caterpillar Inc.	6.050%	8/15/2036	100	111
Caterpillar Inc.	3.803%	8/15/2042	243	204
Caterpillar Inc.	3.250%	9/19/2049	200	142
Caterpillar Inc.	3.250%	4/9/2050	200	142
Caterpillar Inc.	5.500%	5/15/2055	50	50
Caterpillar Inc.	4.750%	5/15/2064	100	88
Cintas Corp. No. 2	3.700%	4/1/2027	175	175
Cintas Corp. No. 2	4.200%	5/1/2028	150	151
Cintas Corp. No. 2	4.000%	5/1/2032	150	147
CNH Industrial Capital LLC	4.500%	10/8/2027	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CNH Industrial Capital LLC	5.100%	4/20/2029	265	271
	CNH Industrial Capital LLC	4.500%	10/16/2030	200	200
	CNH Industrial NV	3.850%	11/15/2027	100	100
	CSX Corp.	3.250%	6/1/2027	150	149
	CSX Corp.	3.800%	3/1/2028	350	350
	CSX Corp.	4.250%	3/15/2029	200	202
	CSX Corp.	2.400%	2/15/2030	172	161
	CSX Corp.	4.100%	11/15/2032	187	183
	CSX Corp.	5.200%	11/15/2033	100	104
	CSX Corp.	5.050%	6/15/2035	510	519
	CSX Corp.	6.220%	4/30/2040	152	167
	CSX Corp.	5.500%	4/15/2041	225	230
	CSX Corp.	4.750%	5/30/2042	210	194
	CSX Corp.	4.100%	3/15/2044	150	126
	CSX Corp.	3.800%	11/1/2046	140	110
	CSX Corp.	4.300%	3/1/2048	250	209
	CSX Corp.	4.750%	11/15/2048	70	62
	CSX Corp.	4.500%	3/15/2049	125	106
	CSX Corp.	3.350%	9/15/2049	265	186
	CSX Corp.	4.500%	11/15/2052	162	137
	CSX Corp.	4.500%	8/1/2054	25	21
	CSX Corp.	4.250%	11/1/2066	150	115
	CSX Corp.	4.650%	3/1/2068	75	61
	Cummins Inc.	4.250%	5/9/2028	100	101
	Cummins Inc.	4.900%	2/20/2029	100	103
	Cummins Inc.	4.700%	2/15/2031	300	306
	Cummins Inc.	5.300%	5/9/2035	400	415
	Cummins Inc.	2.600%	9/1/2050	200	121
	Cummins Inc.	5.450%	2/20/2054	200	197
	Deere & Co.	5.375%	10/16/2029	125	131
	Deere & Co.	5.450%	1/16/2035	150	158
	Deere & Co.	2.875%	9/7/2049	200	134
	Deere & Co.	3.750%	4/15/2050	175	137
	Deere & Co.	5.700%	1/19/2055	100	103
	Deere Funding Canada Corp.	4.150%	10/9/2030	184	184
	Delta Air Lines Inc.	4.950%	7/10/2028	154	157
	Delta Air Lines Inc.	5.250%	7/10/2030	118	121
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/2029	101	97
	Dover Corp.	2.950%	11/4/2029	75	72
	Eaton Capital ULC	4.450%	5/9/2030	200	202
	Eaton Corp.	3.103%	9/15/2027	128	127
	Eaton Corp.	4.150%	3/15/2033	236	232
	Eaton Corp.	4.150%	11/2/2042	150	130
	Eaton Corp.	4.700%	8/23/2052	42	37
	Embraer Netherlands Finance BV	5.980%	2/11/2035	100	106
	Embraer Netherlands Finance BV	5.400%	1/9/2038	160	157
	Emerson Electric Co.	2.000%	12/21/2028	200	190
	Emerson Electric Co.	1.950%	10/15/2030	100	91
	Emerson Electric Co.	2.200%	12/21/2031	200	178
	Emerson Electric Co.	2.750%	10/15/2050	150	95
	Emerson Electric Co.	2.800%	12/21/2051	200	127
[2]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/2035	366	320
	FedEx Corp.	4.250%	5/15/2030	100	100
	FedEx Corp.	3.900%	2/1/2035	200	185
	FedEx Corp.	4.750%	11/15/2045	250	216
	FedEx Corp.	4.550%	4/1/2046	225	189
	FedEx Corp.	4.400%	1/15/2047	125	102
	FedEx Corp.	4.050%	2/15/2048	200	153
	FedEx Corp.	4.950%	10/17/2048	150	131
	FedEx Corp.	5.250%	5/15/2050	250	230
	Fortive Corp.	4.300%	6/15/2046	100	82
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	343	335
	General Electric Co.	4.300%	7/29/2030	75	76
	General Electric Co.	6.750%	3/15/2032	240	272
	General Electric Co.	4.900%	1/29/2036	150	152
	GXO Logistics Inc.	2.650%	7/15/2031	250	225
	GXO Logistics Inc.	6.500%	5/6/2034	90	97
	HEICO Corp.	5.350%	8/1/2033	265	275
	Hexcel Corp.	4.200%	2/15/2027	72	72
	Honeywell International Inc.	1.100%	3/1/2027	250	242

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.650%	7/30/2027	105	106
	Honeywell International Inc.	4.950%	2/15/2028	90	92
	Honeywell International Inc.	4.250%	1/15/2029	200	202
	Honeywell International Inc.	2.700%	8/15/2029	100	95
	Honeywell International Inc.	4.700%	2/1/2030	165	169
	Honeywell International Inc.	1.950%	6/1/2030	1,000	912
	Honeywell International Inc.	1.750%	9/1/2031	250	218
	Honeywell International Inc.	4.750%	2/1/2032	200	204
	Honeywell International Inc.	5.000%	2/15/2033	197	203
	Honeywell International Inc.	4.500%	1/15/2034	200	198
	Honeywell International Inc.	5.000%	3/1/2035	210	214
	Honeywell International Inc.	5.700%	3/15/2037	200	212
	Honeywell International Inc.	5.375%	3/1/2041	150	155
	Honeywell International Inc.	5.250%	3/1/2054	37	35
	Honeywell International Inc.	5.350%	3/1/2064	200	190
	Howmet Aerospace Inc.	3.000%	1/15/2029	275	267
	Howmet Aerospace Inc.	4.850%	10/15/2031	100	103
	Howmet Aerospace Inc.	4.550%	11/15/2032	152	153
	Howmet Aerospace Inc.	5.950%	2/1/2037	100	108
	Hubbell Inc.	3.150%	8/15/2027	50	49
	Hubbell Inc.	3.500%	2/15/2028	175	173
	Hubbell Inc.	4.800%	11/15/2035	105	104
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	100	99
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	200	189
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	200	207
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	200	198
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	615	650
	IDEX Corp.	4.950%	9/1/2029	85	87
	IDEX Corp.	3.000%	5/1/2030	75	71
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	73
	Illinois Tool Works Inc.	3.900%	9/1/2042	250	211
	Ingersoll Rand Inc.	5.197%	6/15/2027	200	203
	Ingersoll Rand Inc.	5.400%	8/14/2028	100	103
	Ingersoll Rand Inc.	5.176%	6/15/2029	200	207
	Ingersoll Rand Inc.	5.700%	8/14/2033	200	212
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	208
	Ingersoll Rand Inc.	5.700%	6/15/2054	60	60
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/2034	101	96
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/2033	72	65
	John Deere Capital Corp.	4.500%	1/8/2027	125	126
	John Deere Capital Corp.	4.850%	3/5/2027	450	456
	John Deere Capital Corp.	2.350%	3/8/2027	200	197
	John Deere Capital Corp.	4.900%	6/11/2027	171	174
	John Deere Capital Corp.	2.800%	9/8/2027	150	148
	John Deere Capital Corp.	4.150%	9/15/2027	200	202
	John Deere Capital Corp.	3.050%	1/6/2028	100	99
	John Deere Capital Corp.	4.650%	1/7/2028	100	102
	John Deere Capital Corp.	4.750%	1/20/2028	200	204
	John Deere Capital Corp.	4.250%	6/5/2028	125	126
	John Deere Capital Corp.	4.950%	7/14/2028	200	205
	John Deere Capital Corp.	3.450%	3/7/2029	50	49
	John Deere Capital Corp.	4.850%	6/11/2029	119	122
	John Deere Capital Corp.	2.800%	7/18/2029	150	144
	John Deere Capital Corp.	2.450%	1/9/2030	325	307
	John Deere Capital Corp.	4.550%	6/5/2030	225	229
	John Deere Capital Corp.	4.375%	10/15/2030	200	202
	John Deere Capital Corp.	4.900%	3/7/2031	450	464
	John Deere Capital Corp.	4.400%	9/8/2031	750	757
	John Deere Capital Corp.	5.150%	9/8/2033	300	314
	John Deere Capital Corp.	5.100%	4/11/2034	175	181
	John Deere Capital Corp.	5.050%	6/12/2034	200	206
	Johnson Controls International plc	6.000%	1/15/2036	39	42
	Johnson Controls International plc	4.625%	7/2/2044	175	155
	Johnson Controls International plc	4.500%	2/15/2047	100	86
	Johnson Controls International plc	4.950%	7/2/2064	72	62
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/2029	125	130
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/2032	122	124
	Kennametal Inc.	4.625%	6/15/2028	120	121
	Keysight Technologies Inc.	4.600%	4/6/2027	125	126
	Keysight Technologies Inc.	3.000%	10/30/2029	200	192

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keysight Technologies Inc.	4.950%	10/15/2034	50	50
Kirby Corp.	4.200%	3/1/2028	300	300
L3Harris Technologies Inc.	3.850%	12/15/2026	50	50
L3Harris Technologies Inc.	5.400%	1/15/2027	200	203
L3Harris Technologies Inc.	4.400%	6/15/2028	175	176
L3Harris Technologies Inc.	5.050%	6/1/2029	130	134
L3Harris Technologies Inc.	5.250%	6/1/2031	130	135
L3Harris Technologies Inc.	5.400%	7/31/2033	260	271
L3Harris Technologies Inc.	5.350%	6/1/2034	130	134
L3Harris Technologies Inc.	4.854%	4/27/2035	100	100
L3Harris Technologies Inc.	5.054%	4/27/2045	100	96
L3Harris Technologies Inc.	5.600%	7/31/2053	175	174
L3Harris Technologies Inc.	5.500%	8/15/2054	100	98
Lennox International Inc.	1.700%	8/1/2027	50	48
Lockheed Martin Corp.	5.100%	11/15/2027	250	256
Lockheed Martin Corp.	4.450%	5/15/2028	100	101
Lockheed Martin Corp.	4.150%	8/15/2028	150	151
Lockheed Martin Corp.	4.400%	8/15/2030	175	177
Lockheed Martin Corp.	4.700%	12/15/2031	150	154
Lockheed Martin Corp.	3.900%	6/15/2032	100	98
Lockheed Martin Corp.	5.250%	1/15/2033	250	263
Lockheed Martin Corp.	3.600%	3/1/2035	150	138
Lockheed Martin Corp.	5.000%	8/15/2035	125	127
Lockheed Martin Corp.	4.500%	5/15/2036	100	98
Lockheed Martin Corp.	6.150%	9/1/2036	300	334
Lockheed Martin Corp.	4.070%	12/15/2042	270	231
Lockheed Martin Corp.	3.800%	3/1/2045	150	120
Lockheed Martin Corp.	4.700%	5/15/2046	275	249
Lockheed Martin Corp.	4.090%	9/15/2052	331	262
Lockheed Martin Corp.	4.150%	6/15/2053	250	200
Lockheed Martin Corp.	5.700%	11/15/2054	250	252
Lockheed Martin Corp.	5.200%	2/15/2055	215	202
Lockheed Martin Corp.	4.300%	6/15/2062	125	98
Lockheed Martin Corp.	5.900%	11/15/2063	134	138
MasTec Inc.	5.900%	6/15/2029	100	104
Nordson Corp.	5.600%	9/15/2028	60	62
Nordson Corp.	4.500%	12/15/2029	200	201
Nordson Corp.	5.800%	9/15/2033	79	84
Norfolk Southern Corp.	7.800%	5/15/2027	60	63
Norfolk Southern Corp.	3.150%	6/1/2027	125	124
Norfolk Southern Corp.	3.800%	8/1/2028	113	112
Norfolk Southern Corp.	2.550%	11/1/2029	200	189
Norfolk Southern Corp.	5.050%	8/1/2030	550	570
Norfolk Southern Corp.	3.000%	3/15/2032	200	184
Norfolk Southern Corp.	5.100%	5/1/2035	50	51
Norfolk Southern Corp.	4.837%	10/1/2041	113	107
Norfolk Southern Corp.	3.950%	10/1/2042	100	83
Norfolk Southern Corp.	4.450%	6/15/2045	75	65
Norfolk Southern Corp.	4.650%	1/15/2046	75	66
Norfolk Southern Corp.	3.942%	11/1/2047	135	107
Norfolk Southern Corp.	4.100%	5/15/2049	73	58
Norfolk Southern Corp.	3.400%	11/1/2049	75	53
Norfolk Southern Corp.	3.050%	5/15/2050	350	230
Norfolk Southern Corp.	2.900%	8/25/2051	105	66
Norfolk Southern Corp.	4.050%	8/15/2052	239	185
Norfolk Southern Corp.	4.550%	6/1/2053	179	151
Norfolk Southern Corp.	5.350%	8/1/2054	581	554
Norfolk Southern Corp.	3.155%	5/15/2055	438	281
Norfolk Southern Corp.	5.950%	3/15/2064	110	112
Norfolk Southern Corp.	5.100%	8/1/2118	60	52
Norfolk Southern Corp.	4.100%	5/15/2121	100	69
Northrop Grumman Corp.	3.200%	2/1/2027	150	149
Northrop Grumman Corp.	3.250%	1/15/2028	100	99
Northrop Grumman Corp.	4.600%	2/1/2029	100	102
Northrop Grumman Corp.	4.400%	5/1/2030	290	292
Northrop Grumman Corp.	4.650%	7/15/2030	100	102
Northrop Grumman Corp.	4.700%	3/15/2033	100	101
Northrop Grumman Corp.	4.900%	6/1/2034	150	152
Northrop Grumman Corp.	5.150%	5/1/2040	90	89
Northrop Grumman Corp.	5.050%	11/15/2040	150	148

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northrop Grumman Corp.	4.750%	6/1/2043	275	253
Northrop Grumman Corp.	4.030%	10/15/2047	380	305
Northrop Grumman Corp.	5.250%	5/1/2050	135	127
Northrop Grumman Corp.	4.950%	3/15/2053	100	90
Northrop Grumman Corp.	5.200%	6/1/2054	350	327
nVent Finance Sarl	4.550%	4/15/2028	100	101
nVent Finance Sarl	5.650%	5/15/2033	100	104
Oshkosh Corp.	4.600%	5/15/2028	185	187
Oshkosh Corp.	3.100%	3/1/2030	60	57
Otis Worldwide Corp.	2.293%	4/5/2027	200	196
Otis Worldwide Corp.	5.250%	8/16/2028	150	155
Otis Worldwide Corp.	2.565%	2/15/2030	300	281
Otis Worldwide Corp.	5.125%	11/19/2031	50	52
Otis Worldwide Corp.	5.131%	9/4/2035	63	64
Otis Worldwide Corp.	3.112%	2/15/2040	125	98
Otis Worldwide Corp.	3.362%	2/15/2050	150	107
PACCAR Financial Corp.	5.000%	5/13/2027	400	407
PACCAR Financial Corp.	4.250%	6/23/2027	100	101
PACCAR Financial Corp.	4.450%	8/6/2027	300	304
PACCAR Financial Corp.	4.000%	8/8/2028	133	134
PACCAR Financial Corp.	4.000%	11/7/2028	117	117
PACCAR Financial Corp.	4.000%	9/26/2029	250	250
PACCAR Financial Corp.	4.550%	5/8/2030	125	127
Parker-Hannifin Corp.	3.250%	3/1/2027	125	124
Parker-Hannifin Corp.	4.250%	9/15/2027	215	216
Parker-Hannifin Corp.	3.250%	6/14/2029	75	73
Parker-Hannifin Corp.	6.250%	5/15/2038	150	166
Parker-Hannifin Corp.	4.450%	11/21/2044	200	175
Parker-Hannifin Corp.	4.000%	6/14/2049	215	173
Paychex Inc.	5.100%	4/15/2030	258	265
Paychex Inc.	5.350%	4/15/2032	372	385
Paychex Inc.	5.600%	4/15/2035	225	235
Precision Castparts Corp.	4.375%	6/15/2045	200	174
Quanta Services Inc.	4.750%	8/9/2027	400	405
Quanta Services Inc.	4.300%	8/9/2028	300	302
Quanta Services Inc.	4.500%	1/15/2031	325	325
Quanta Services Inc.	5.250%	8/9/2034	200	205
Quanta Services Inc.	5.100%	8/9/2035	275	276
Regal Rexnord Corp.	6.050%	4/15/2028	250	258
Regal Rexnord Corp.	6.300%	2/15/2030	145	154
Regal Rexnord Corp.	6.400%	4/15/2033	225	242
RELX Capital Inc.	4.000%	3/18/2029	100	100
RELX Capital Inc.	4.750%	3/27/2030	81	83
RELX Capital Inc.	3.000%	5/22/2030	150	143
RELX Capital Inc.	4.750%	5/20/2032	100	102
RELX Capital Inc.	5.250%	3/27/2035	63	65
Republic Services Inc.	5.000%	11/15/2029	125	129
Republic Services Inc.	4.750%	7/15/2030	700	716
Republic Services Inc.	1.750%	2/15/2032	135	116
Republic Services Inc.	2.375%	3/15/2033	125	109
Republic Services Inc.	5.000%	12/15/2033	115	119
Republic Services Inc.	5.000%	4/1/2034	145	149
Republic Services Inc.	6.200%	3/1/2040	75	83
Republic Services Inc.	5.700%	5/15/2041	100	105
Republic Services Inc.	3.050%	3/1/2050	70	47
Rockwell Automation Inc.	3.500%	3/1/2029	100	98
Rockwell Automation Inc.	2.800%	8/15/2061	200	115
RTX Corp.	3.500%	3/15/2027	300	299
RTX Corp.	3.125%	5/4/2027	225	223
RTX Corp.	7.200%	8/15/2027	25	26
RTX Corp.	4.125%	11/16/2028	537	539
RTX Corp.	2.250%	7/1/2030	740	682
RTX Corp.	1.900%	9/1/2031	200	176
RTX Corp.	2.375%	3/15/2032	200	178
RTX Corp.	5.150%	2/27/2033	200	207
RTX Corp.	6.100%	3/15/2034	612	670
RTX Corp.	5.400%	5/1/2035	150	158
RTX Corp.	6.050%	6/1/2036	100	109
RTX Corp.	4.450%	11/16/2038	260	244
RTX Corp.	4.700%	12/15/2041	50	47

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.500%	6/1/2042	675	609
	RTX Corp.	4.150%	5/15/2045	200	167
	RTX Corp.	3.750%	11/1/2046	200	155
	RTX Corp.	4.350%	4/15/2047	250	211
	RTX Corp.	4.050%	5/4/2047	107	86
	RTX Corp.	4.625%	11/16/2048	350	304
	RTX Corp.	3.125%	7/1/2050	179	120
	RTX Corp.	2.820%	9/1/2051	200	125
	RTX Corp.	3.030%	3/15/2052	200	130
	RTX Corp.	5.375%	2/27/2053	200	192
	RTX Corp.	6.400%	3/15/2054	314	345
	Ryder System Inc.	2.900%	12/1/2026	100	99
	Ryder System Inc.	5.300%	3/15/2027	100	101
	Ryder System Inc.	5.650%	3/1/2028	100	103
	Ryder System Inc.	5.250%	6/1/2028	200	205
	Ryder System Inc.	5.375%	3/15/2029	300	311
	Ryder System Inc.	4.900%	12/1/2029	50	51
	Ryder System Inc.	4.850%	6/15/2030	50	51
	Ryder System Inc.	4.300%	12/1/2030	100	100
	Ryder System Inc.	6.600%	12/1/2033	300	335
	Snap-on Inc.	3.250%	3/1/2027	50	50
	Snap-on Inc.	4.100%	3/1/2048	75	62
	Snap-on Inc.	3.100%	5/1/2050	75	51
	Southwest Airlines Co.	5.125%	6/15/2027	245	248
	Southwest Airlines Co.	3.450%	11/16/2027	50	49
	Southwest Airlines Co.	4.375%	11/15/2028	100	100
	Southwest Airlines Co.	2.625%	2/10/2030	100	93
	Southwest Airlines Co.	5.250%	11/15/2035	125	122
	Textron Inc.	3.650%	3/15/2027	250	249
	Textron Inc.	3.900%	9/17/2029	225	222
	Textron Inc.	6.100%	11/15/2033	50	54
	Textron Inc.	4.950%	3/15/2036	150	149
	Timken Co.	4.500%	12/15/2028	25	25
	TR Finance LLC	5.500%	8/15/2035	75	78
	TR Finance LLC	5.850%	4/15/2040	100	104
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	225	223
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	200	208
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	125	130
	Trimble Inc.	4.900%	6/15/2028	50	51
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	104	94
	Tyco Electronics Group SA	3.125%	8/15/2027	200	198
	Tyco Electronics Group SA	2.500%	2/4/2032	200	179
	Tyco Electronics Group SA	7.125%	10/1/2037	125	147
	Union Pacific Corp.	2.150%	2/5/2027	513	504
	Union Pacific Corp.	2.400%	2/5/2030	200	187
	Union Pacific Corp.	2.800%	2/14/2032	100	92
	Union Pacific Corp.	3.375%	2/1/2035	100	90
	Union Pacific Corp.	5.100%	2/20/2035	115	119
	Union Pacific Corp.	2.891%	4/6/2036	500	422
	Union Pacific Corp.	3.600%	9/15/2037	90	80
	Union Pacific Corp.	3.250%	2/5/2050	200	138
	Union Pacific Corp.	2.950%	3/10/2052	250	159
	Union Pacific Corp.	4.950%	9/9/2052	110	100
	Union Pacific Corp.	3.500%	2/14/2053	600	424
	Union Pacific Corp.	5.600%	12/1/2054	57	57
	Union Pacific Corp.	3.950%	8/15/2059	100	74
	Union Pacific Corp.	3.839%	3/20/2060	386	278
	Union Pacific Corp.	2.973%	9/16/2062	325	190
	Union Pacific Corp.	3.799%	4/6/2071	260	178
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/2033	73	67
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	175	180
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/2037	210	219
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	116	113
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/2030	45	44
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/2033	127	125
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/2038	386	397
	United Parcel Service Inc.	3.400%	3/15/2029	100	99
	United Parcel Service Inc.	2.500%	9/1/2029	100	95
	United Parcel Service Inc.	4.650%	10/15/2030	125	128
	United Parcel Service Inc.	4.875%	3/3/2033	200	206

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	5.150%	5/22/2034	200	208
United Parcel Service Inc.	5.250%	5/14/2035	50	52
United Parcel Service Inc.	6.200%	1/15/2038	173	191
United Parcel Service Inc.	5.200%	4/1/2040	255	257
United Parcel Service Inc.	4.875%	11/15/2040	75	72
United Parcel Service Inc.	3.625%	10/1/2042	100	80
United Parcel Service Inc.	4.250%	3/15/2049	104	86
United Parcel Service Inc.	3.400%	9/1/2049	200	142
United Parcel Service Inc.	5.300%	4/1/2050	325	311
United Parcel Service Inc.	5.050%	3/3/2053	100	91
United Parcel Service Inc.	5.950%	5/14/2055	100	103
United Parcel Service Inc.	5.600%	5/22/2064	105	101
United Parcel Service Inc.	6.050%	5/14/2065	100	103
Valmont Industries Inc.	5.000%	10/1/2044	150	138
Valmont Industries Inc.	5.250%	10/1/2054	75	70
Veralto Corp.	5.350%	9/18/2028	125	129
Veralto Corp.	5.450%	9/18/2033	125	130
Vontier Corp.	2.400%	4/1/2028	85	81
Vontier Corp.	2.950%	4/1/2031	105	96
Waste Connections Inc.	4.250%	12/1/2028	51	51
Waste Connections Inc.	3.500%	5/1/2029	200	197
Waste Connections Inc.	2.600%	2/1/2030	139	131
Waste Connections Inc.	3.200%	6/1/2032	300	279
Waste Connections Inc.	4.200%	1/15/2033	132	129
Waste Connections Inc.	5.250%	9/1/2035	125	129
Waste Connections Inc.	3.050%	4/1/2050	75	50
Waste Connections Inc.	2.950%	1/15/2052	200	129
Waste Management Inc.	4.950%	7/3/2027	200	203
Waste Management Inc.	3.150%	11/15/2027	125	124
Waste Management Inc.	4.500%	3/15/2028	200	203
Waste Management Inc.	4.875%	2/15/2029	200	205
Waste Management Inc.	4.650%	3/15/2030	400	408
Waste Management Inc.	1.500%	3/15/2031	200	175
Waste Management Inc.	4.950%	7/3/2031	175	181
Waste Management Inc.	4.800%	3/15/2032	350	358
Waste Management Inc.	4.625%	2/15/2033	88	89
Waste Management Inc.	4.875%	2/15/2034	200	205
Waste Management Inc.	4.950%	3/15/2035	200	203
Waste Management Inc.	2.500%	11/15/2050	200	119
Waste Management Inc.	5.350%	10/15/2054	115	112
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	175	177
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	78
WW Grainger Inc.	4.600%	6/15/2045	160	144
WW Grainger Inc.	3.750%	5/15/2046	75	59
WW Grainger Inc.	4.200%	5/15/2047	75	63
Xylem Inc.	1.950%	1/30/2028	100	96
Xylem Inc.	2.250%	1/30/2031	100	91
Xylem Inc.	4.375%	11/1/2046	100	85
				95,331
Materials (0.8%)
Air Products & Chemicals Inc.	4.850%	2/8/2034	265	269
Albemarle Corp.	5.450%	12/1/2044	75	68
Albemarle Corp.	5.650%	6/1/2052	100	90
Amcor Finance USA Inc.	5.625%	5/26/2033	123	129
Amcor Flexibles North America Inc.	4.800%	3/17/2028	104	105
Amcor Flexibles North America Inc.	5.100%	3/17/2030	139	143
Amcor Flexibles North America Inc.	2.630%	6/19/2030	125	116
Amcor Flexibles North America Inc.	2.690%	5/25/2031	200	183
Amcor Flexibles North America Inc.	5.500%	3/17/2035	237	245
Amrize Finance US LLC	4.600%	4/7/2027	42	42
Amrize Finance US LLC	4.700%	4/7/2028	42	43
Amrize Finance US LLC	4.950%	4/7/2030	59	60
Amrize Finance US LLC	5.400%	4/7/2035	780	804
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	200	194
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	200	192
AptarGroup Inc.	4.750%	3/30/2031	149	150
ArcelorMittal SA	6.550%	11/29/2027	200	208
ArcelorMittal SA	4.250%	7/16/2029	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ArcelorMittal SA	6.800%	11/29/2032	180	202
	ArcelorMittal SA	7.000%	10/15/2039	100	113
	ArcelorMittal SA	6.750%	3/1/2041	135	148
	ArcelorMittal SA	6.350%	6/17/2054	85	89
	Avery Dennison Corp.	4.875%	12/6/2028	75	77
	Avery Dennison Corp.	5.750%	3/15/2033	190	202
	Barrick Mining Corp.	6.450%	10/15/2035	75	83
	Barrick North America Finance LLC	5.700%	5/30/2041	350	356
	Barrick North America Finance LLC	5.750%	5/1/2043	150	152
	Berry Global Inc.	5.500%	4/15/2028	540	557
	Berry Global Inc.	5.800%	6/15/2031	200	211
	Berry Global Inc.	5.650%	1/15/2034	495	516
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	200	203
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	200	206
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	102	105
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	68
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	115	119
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	175	177
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	440	418
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	140	139
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	125	128
	Cabot Corp.	4.000%	7/1/2029	55	54
	Carlisle Cos. Inc.	3.750%	12/1/2027	125	124
	Carlisle Cos. Inc.	2.750%	3/1/2030	150	141
	Carlisle Cos. Inc.	2.200%	3/1/2032	100	87
	Carlisle Cos. Inc.	5.250%	9/15/2035	32	33
	Carlisle Cos. Inc.	5.550%	9/15/2040	100	101
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	200	179
	CF Industries Inc.	5.150%	3/15/2034	200	201
	CF Industries Inc.	5.300%	11/26/2035	150	150
	CF Industries Inc.	4.950%	6/1/2043	150	134
	CF Industries Inc.	5.375%	3/15/2044	100	94
	CRH America Finance Inc.	4.400%	2/9/2031	172	172
	CRH America Finance Inc.	5.400%	5/21/2034	200	207
	CRH America Finance Inc.	5.500%	1/9/2035	225	234
	CRH America Finance Inc.	5.000%	2/9/2036	208	209
	CRH America Finance Inc.	5.600%	2/9/2056	100	98
	CRH SMW Finance DAC	5.200%	5/21/2029	200	206
	CRH SMW Finance DAC	5.125%	1/9/2030	400	412
	Dow Chemical Co.	4.800%	11/30/2028	225	228
	Dow Chemical Co.	2.100%	11/15/2030	280	248
	Dow Chemical Co.	5.150%	2/15/2034	175	174
	Dow Chemical Co.	4.250%	10/1/2034	106	97
	Dow Chemical Co.	5.350%	3/15/2035	99	98
	Dow Chemical Co.	9.400%	5/15/2039	203	262
	Dow Chemical Co.	5.250%	11/15/2041	100	90
	Dow Chemical Co.	4.625%	10/1/2044	200	161
	Dow Chemical Co.	5.550%	11/30/2048	100	88
	Dow Chemical Co.	6.900%	5/15/2053	150	154
	Dow Chemical Co.	5.600%	2/15/2054	360	312
	Dow Chemical Co.	5.950%	3/15/2055	110	100
[5]	DuPont de Nemours Inc.	4.725%	11/15/2028	183	185
	Eagle Materials Inc.	5.000%	3/15/2036	125	122
	Eastman Chemical Co.	5.000%	8/1/2029	150	153
	Eastman Chemical Co.	5.625%	2/20/2034	600	619
	Ecolab Inc.	1.650%	2/1/2027	100	98
	Ecolab Inc.	3.250%	12/1/2027	100	99
	Ecolab Inc.	5.250%	1/15/2028	200	205
	Ecolab Inc.	4.300%	6/15/2028	75	76
	Ecolab Inc.	1.300%	1/30/2031	500	435
	Ecolab Inc.	2.125%	2/1/2032	100	88
	Ecolab Inc.	2.700%	12/15/2051	255	158
	EIDP Inc.	2.300%	7/15/2030	100	93
	EIDP Inc.	5.125%	5/15/2032	75	77
	EIDP Inc.	4.800%	5/15/2033	100	100
	Freeport-McMoRan Inc.	5.000%	9/1/2027	200	200
	Freeport-McMoRan Inc.	4.125%	3/1/2028	100	100
	Freeport-McMoRan Inc.	4.375%	8/1/2028	100	100
	Freeport-McMoRan Inc.	5.250%	9/1/2029	100	102
	Freeport-McMoRan Inc.	4.250%	3/1/2030	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Freeport-McMoRan Inc.	4.625%	8/1/2030	200	202
Freeport-McMoRan Inc.	5.400%	11/14/2034	100	103
Freeport-McMoRan Inc.	5.450%	3/15/2043	300	291
Georgia-Pacific LLC	8.875%	5/15/2031	125	152
Gerdau Trade Inc.	5.750%	6/9/2035	150	155
International Flavors & Fragrances Inc.	4.450%	9/26/2028	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/2048	138	122
International Paper Co.	5.000%	9/15/2035	100	99
International Paper Co.	6.000%	11/15/2041	100	104
International Paper Co.	4.800%	6/15/2044	300	264
International Paper Co.	4.400%	8/15/2047	200	164
Kinross Gold Corp.	6.250%	7/15/2033	100	109
Linde Inc.	1.100%	8/10/2030	300	263
Linde Inc.	3.550%	11/7/2042	50	40
LYB International Finance BV	5.250%	7/15/2043	200	173
LYB International Finance III LLC	5.125%	1/15/2031	35	35
LYB International Finance III LLC	5.625%	5/15/2033	52	53
LYB International Finance III LLC	5.500%	3/1/2034	585	579
LYB International Finance III LLC	6.150%	5/15/2035	50	51
LYB International Finance III LLC	5.875%	1/15/2036	150	149
LYB International Finance III LLC	4.200%	10/15/2049	135	97
Martin Marietta Materials Inc.	3.450%	6/1/2027	50	50
Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
Martin Marietta Materials Inc.	2.500%	3/15/2030	100	93
Martin Marietta Materials Inc.	2.400%	7/15/2031	150	135
Martin Marietta Materials Inc.	5.150%	12/1/2034	50	51
Martin Marietta Materials Inc.	4.250%	12/15/2047	175	144
Martin Marietta Materials Inc.	3.200%	7/15/2051	220	148
Martin Marietta Materials Inc.	5.500%	12/1/2054	50	48
Mosaic Co.	4.050%	11/15/2027	200	200
Mosaic Co.	4.350%	1/15/2029	113	113
Mosaic Co.	4.600%	11/15/2030	113	113
Mosaic Co.	5.450%	11/15/2033	100	103
Mosaic Co.	4.875%	11/15/2041	50	45
Mosaic Co.	5.625%	11/15/2043	100	96
Newmont Corp.	2.600%	7/15/2032	450	410
Newmont Corp.	5.875%	4/1/2035	100	108
Newmont Corp.	5.450%	6/9/2044	150	149
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	2,000	2,095
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/2050	100	82
Nucor Corp.	3.950%	5/1/2028	100	100
Nucor Corp.	2.700%	6/1/2030	100	94
Nucor Corp.	3.125%	4/1/2032	100	93
Nucor Corp.	5.100%	6/1/2035	200	205
Nucor Corp.	6.400%	12/1/2037	100	112
Nucor Corp.	2.979%	12/15/2055	300	186
Nutrien Ltd.	4.000%	12/15/2026	50	50
Nutrien Ltd.	5.200%	6/21/2027	175	178
Nutrien Ltd.	4.900%	3/27/2028	200	204
Nutrien Ltd.	5.250%	3/12/2032	188	194
Nutrien Ltd.	5.400%	6/21/2034	200	206
Nutrien Ltd.	4.125%	3/15/2035	250	231
Nutrien Ltd.	5.625%	12/1/2040	275	276
Nutrien Ltd.	6.125%	1/15/2041	70	73
Nutrien Ltd.	4.900%	6/1/2043	50	46
Nutrien Ltd.	5.250%	1/15/2045	191	178
Nutrien Ltd.	5.000%	4/1/2049	100	90
Nutrien Ltd.	5.800%	3/27/2053	435	434
Owens Corning	3.950%	8/15/2029	100	99
Owens Corning	3.875%	6/1/2030	50	49
Owens Corning	5.700%	6/15/2034	200	210
Owens Corning	4.300%	7/15/2047	200	163
Owens Corning	5.950%	6/15/2054	125	127
Packaging Corp. of America	3.400%	12/15/2027	100	99
Packaging Corp. of America	3.000%	12/15/2029	140	134
Packaging Corp. of America	5.200%	8/15/2035	71	72
Packaging Corp. of America	4.050%	12/15/2049	90	71
Packaging Corp. of America	3.050%	10/1/2051	100	65
PPG Industries Inc.	2.550%	6/15/2030	300	279
PPG Industries Inc.	4.375%	3/15/2031	323	323

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reliance Inc.	2.150%	8/15/2030	100	91
Rio Tinto Alcan Inc.	6.125%	12/15/2033	225	246
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	75	81
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	350	217
Rio Tinto Finance USA plc	4.500%	3/14/2028	66	67
Rio Tinto Finance USA plc	4.875%	3/14/2030	118	121
Rio Tinto Finance USA plc	5.000%	3/14/2032	80	83
Rio Tinto Finance USA plc	5.000%	3/9/2033	145	149
Rio Tinto Finance USA plc	5.250%	3/14/2035	135	139
Rio Tinto Finance USA plc	4.750%	3/22/2042	150	140
Rio Tinto Finance USA plc	4.125%	8/21/2042	250	215
Rio Tinto Finance USA plc	5.125%	3/9/2053	300	279
Rio Tinto Finance USA plc	5.875%	3/14/2065	56	58
RPM International Inc.	3.750%	3/15/2027	50	50
RPM International Inc.	4.250%	1/15/2048	200	164
Sherwin-Williams Co.	3.450%	6/1/2027	100	99
Sherwin-Williams Co.	4.550%	3/1/2028	100	101
Sherwin-Williams Co.	2.300%	5/15/2030	100	92
Sherwin-Williams Co.	5.150%	8/15/2035	135	137
Sherwin-Williams Co.	4.000%	12/15/2042	100	82
Sherwin-Williams Co.	4.550%	8/1/2045	90	77
Sherwin-Williams Co.	4.500%	6/1/2047	300	256
Sherwin-Williams Co.	3.300%	5/15/2050	100	68
Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	206
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	207
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	200	201
Smurfit Westrock Financing DAC	5.418%	1/15/2035	1,170	1,206
Smurfit Westrock Financing DAC	5.185%	1/15/2036	937	944
Sonoco Products Co.	2.250%	2/1/2027	500	490
Sonoco Products Co.	4.600%	9/1/2029	125	126
Sonoco Products Co.	3.125%	5/1/2030	105	99
Sonoco Products Co.	5.000%	9/1/2034	100	99
Sonoco Products Co.	5.750%	11/1/2040	80	81
Southern Copper Corp.	7.500%	7/27/2035	100	118
Southern Copper Corp.	6.750%	4/16/2040	275	310
Southern Copper Corp.	5.250%	11/8/2042	300	286
Southern Copper Corp.	5.875%	4/23/2045	200	205
Steel Dynamics Inc.	4.000%	12/15/2028	75	75
Steel Dynamics Inc.	3.450%	4/15/2030	125	121
Steel Dynamics Inc.	3.250%	1/15/2031	100	95
Steel Dynamics Inc.	5.375%	8/15/2034	60	62
Steel Dynamics Inc.	5.250%	5/15/2035	250	255
Steel Dynamics Inc.	3.250%	10/15/2050	100	68
Steel Dynamics Inc.	5.750%	5/15/2055	125	125
Suzano Austria GmbH	6.000%	1/15/2029	400	412
Suzano Austria GmbH	5.000%	1/15/2030	200	200
Suzano Austria GmbH	3.750%	1/15/2031	200	189
Suzano Austria GmbH	3.125%	1/15/2032	125	112
Suzano Netherlands BV	5.500%	1/15/2036	217	215
Vale Overseas Ltd.	3.750%	7/8/2030	100	96
Vale Overseas Ltd.	6.125%	6/12/2033	200	214
Vale Overseas Ltd.	8.250%	1/17/2034	50	60
Vale Overseas Ltd.	6.875%	11/21/2036	194	219
Vale Overseas Ltd.	6.875%	11/10/2039	125	141
Vale Overseas Ltd.	6.400%	6/28/2054	373	380
Vale SA	5.625%	9/11/2042	75	75
Vulcan Materials Co.	4.950%	12/1/2029	50	51
Vulcan Materials Co.	3.500%	6/1/2030	150	145
Vulcan Materials Co.	5.350%	12/1/2034	150	156
Vulcan Materials Co.	4.500%	6/15/2047	125	107
Vulcan Materials Co.	5.700%	12/1/2054	200	199
Westlake Corp.	3.375%	6/15/2030	100	95
Westlake Corp.	5.550%	11/15/2035	141	141
Westlake Corp.	5.000%	8/15/2046	200	172
Westlake Corp.	3.125%	8/15/2051	100	60
Westlake Corp.	6.375%	11/15/2055	333	328
Westlake Corp.	3.375%	8/15/2061	100	59
WestRock MWV LLC	7.950%	2/15/2031	250	286
WRKCo Inc.	4.900%	3/15/2029	200	204
WRKCo Inc.	3.000%	6/15/2033	100	89

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Yamana Gold Inc.	2.630%	8/15/2031	100	90
				40,431
Real Estate (0.9%)
Agree LP	5.625%	6/15/2034	143	150
Agree LP	5.600%	6/15/2035	125	131
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	200	188
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	150	140
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	500	409
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	100	102
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	125	93
Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	500	305
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	200	136
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	100	94
American Assets Trust LP	6.150%	10/1/2034	100	101
American Homes 4 Rent LP	2.375%	7/15/2031	200	179
American Homes 4 Rent LP	5.500%	7/15/2034	100	103
American Homes 4 Rent LP	5.250%	3/15/2035	100	102
American Homes 4 Rent LP	3.375%	7/15/2051	200	135
American Tower Corp.	2.750%	1/15/2027	500	493
American Tower Corp.	3.125%	1/15/2027	125	124
American Tower Corp.	3.650%	3/15/2027	200	199
American Tower Corp.	1.500%	1/31/2028	500	474
American Tower Corp.	3.950%	3/15/2029	140	139
American Tower Corp.	3.800%	8/15/2029	475	468
American Tower Corp.	2.900%	1/15/2030	145	138
American Tower Corp.	5.000%	1/31/2030	75	77
American Tower Corp.	4.900%	3/15/2030	114	116
American Tower Corp.	2.100%	6/15/2030	150	136
American Tower Corp.	2.700%	4/15/2031	200	183
American Tower Corp.	2.300%	9/15/2031	200	178
American Tower Corp.	4.050%	3/15/2032	200	195
American Tower Corp.	5.400%	1/31/2035	200	206
American Tower Corp.	5.350%	3/15/2035	125	128
American Tower Corp.	3.700%	10/15/2049	200	148
American Tower Corp.	3.100%	6/15/2050	250	164
American Tower Corp.	2.950%	1/15/2051	200	127
Americold Realty Operating Partnership LP	5.600%	5/15/2032	80	81
Americold Realty Operating Partnership LP	5.409%	9/12/2034	60	59
AvalonBay Communities Inc.	3.200%	1/15/2028	75	74
AvalonBay Communities Inc.	4.350%	12/1/2030	78	78
AvalonBay Communities Inc.	2.050%	1/15/2032	300	263
AvalonBay Communities Inc.	5.000%	2/15/2033	50	51
AvalonBay Communities Inc.	5.350%	6/1/2034	100	104
AvalonBay Communities Inc.	5.000%	8/1/2035	150	152
AvalonBay Communities Inc.	3.900%	10/15/2046	60	48
AvalonBay Communities Inc.	4.350%	4/15/2048	60	51
Boston Properties LP	3.400%	6/21/2029	400	387
Boston Properties LP	2.900%	3/15/2030	400	375
Boston Properties LP	2.450%	10/1/2033	400	331
Boston Properties LP	6.500%	1/15/2034	50	54
Brixmor Operating Partnership LP	3.900%	3/15/2027	75	75
Brixmor Operating Partnership LP	4.125%	5/15/2029	533	531
Brixmor Operating Partnership LP	4.050%	7/1/2030	250	247
Camden Property Trust	3.150%	7/1/2029	50	48
Camden Property Trust	2.800%	5/15/2030	265	250
Camden Property Trust	3.350%	11/1/2049	120	85
CBRE Services Inc.	5.500%	4/1/2029	75	78
CBRE Services Inc.	4.800%	6/15/2030	100	101
CBRE Services Inc.	2.500%	4/1/2031	200	182
CBRE Services Inc.	4.900%	1/15/2033	156	157
CBRE Services Inc.	5.950%	8/15/2034	200	214
CBRE Services Inc.	5.500%	6/15/2035	150	155
COPT Defense Properties LP	2.000%	1/15/2029	102	95
COPT Defense Properties LP	4.500%	10/15/2030	180	179
COPT Defense Properties LP	2.900%	12/1/2033	200	171
Cousins Properties LP	5.375%	2/15/2032	100	103
Cousins Properties LP	5.875%	10/1/2034	100	104
Crown Castle Inc.	2.900%	3/15/2027	200	197
Crown Castle Inc.	3.650%	9/1/2027	325	322

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Crown Castle Inc.	3.800%	2/15/2028	425	422
Crown Castle Inc.	4.800%	9/1/2028	200	203
Crown Castle Inc.	3.100%	11/15/2029	100	95
Crown Castle Inc.	3.300%	7/1/2030	115	109
Crown Castle Inc.	2.250%	1/15/2031	200	179
Crown Castle Inc.	2.500%	7/15/2031	700	626
Crown Castle Inc.	5.800%	3/1/2034	100	105
Crown Castle Inc.	5.200%	9/1/2034	350	353
Crown Castle Inc.	2.900%	4/1/2041	215	157
Crown Castle Inc.	4.750%	5/15/2047	95	82
Crown Castle Inc.	5.200%	2/15/2049	75	67
Crown Castle Inc.	4.150%	7/1/2050	100	77
CubeSmart LP	2.250%	12/15/2028	200	190
CubeSmart LP	4.375%	2/15/2029	50	50
CubeSmart LP	2.000%	2/15/2031	75	66
CubeSmart LP	2.500%	2/15/2032	200	177
Digital Realty Trust LP	4.450%	7/15/2028	370	373
Digital Realty Trust LP	3.600%	7/1/2029	175	171
DOC DR LLC	4.300%	3/15/2027	100	100
DOC DR LLC	3.950%	1/15/2028	100	99
DOC DR LLC	2.625%	11/1/2031	500	450
EPR Properties	4.500%	6/1/2027	141	141
EPR Properties	3.600%	11/15/2031	175	162
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	250	251
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	250	259
Equinix Inc.	1.800%	7/15/2027	100	97
Equinix Inc.	1.550%	3/15/2028	500	475
Equinix Inc.	3.200%	11/18/2029	450	432
Equinix Inc.	2.500%	5/15/2031	200	181
Equinix Inc.	3.000%	7/15/2050	100	64
ERP Operating LP	3.500%	3/1/2028	100	99
ERP Operating LP	4.150%	12/1/2028	70	70
ERP Operating LP	3.000%	7/1/2029	75	72
ERP Operating LP	2.500%	2/15/2030	150	141
ERP Operating LP	4.650%	9/15/2034	200	198
ERP Operating LP	4.500%	7/1/2044	150	133
ERP Operating LP	4.500%	6/1/2045	25	22
ERP Operating LP	4.000%	8/1/2047	100	80
Essential Properties LP	5.400%	12/1/2035	80	80
Essex Portfolio LP	3.625%	5/1/2027	100	100
Essex Portfolio LP	4.000%	3/1/2029	100	99
Essex Portfolio LP	3.000%	1/15/2030	110	104
Essex Portfolio LP	2.650%	3/15/2032	105	94
Essex Portfolio LP	5.500%	4/1/2034	100	104
Essex Portfolio LP	5.375%	4/1/2035	200	206
Essex Portfolio LP	4.875%	2/15/2036	175	172
Essex Portfolio LP	4.500%	3/15/2048	120	102
Extra Space Storage LP	3.875%	12/15/2027	150	150
Extra Space Storage LP	5.700%	4/1/2028	200	207
Extra Space Storage LP	4.000%	6/15/2029	25	25
Extra Space Storage LP	5.500%	7/1/2030	400	416
Extra Space Storage LP	5.900%	1/15/2031	100	106
Extra Space Storage LP	2.400%	10/15/2031	200	178
Extra Space Storage LP	2.350%	3/15/2032	100	88
Extra Space Storage LP	4.950%	1/15/2033	140	141
Extra Space Storage LP	5.400%	2/1/2034	100	103
Extra Space Storage LP	5.350%	1/15/2035	100	102
Extra Space Storage LP	5.400%	6/15/2035	265	272
Federal Realty OP LP	3.250%	7/15/2027	50	49
Federal Realty OP LP	3.200%	6/15/2029	100	97
Federal Realty OP LP	4.500%	12/1/2044	150	131
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/2028	25	26
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/2029	275	280
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	175	170
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2031	200	191
GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	100	100
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/2034	200	203
GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	175	174
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/2054	100	99
Healthcare Realty Holdings LP	2.000%	3/15/2031	250	219

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Healthpeak OP LLC	3.500%	7/15/2029	180	175
Healthpeak OP LLC	3.000%	1/15/2030	200	190
Healthpeak OP LLC	5.375%	2/15/2035	79	81
Healthpeak OP LLC	6.750%	2/1/2041	100	110
Highwoods Realty LP	2.600%	2/1/2031	250	224
Highwoods Realty LP	5.350%	1/15/2033	47	47
Highwoods Realty LP	7.650%	2/1/2034	225	257
Host Hotels & Resorts LP	4.250%	12/15/2028	125	125
Host Hotels & Resorts LP	3.500%	9/15/2030	100	95
Host Hotels & Resorts LP	2.900%	12/15/2031	275	249
Host Hotels & Resorts LP	5.700%	7/1/2034	100	103
Host Hotels & Resorts LP	5.500%	4/15/2035	120	121
Invitation Homes Operating Partnership LP	2.300%	11/15/2028	200	190
Invitation Homes Operating Partnership LP	5.450%	8/15/2030	32	33
Invitation Homes Operating Partnership LP	5.500%	8/15/2033	80	83
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	150	128
Jones Lang LaSalle Inc.	6.875%	12/1/2028	100	107
Kilroy Realty LP	4.750%	12/15/2028	50	50
Kilroy Realty LP	4.250%	8/15/2029	104	102
Kilroy Realty LP	3.050%	2/15/2030	200	186
Kilroy Realty LP	2.650%	11/15/2033	175	144
Kimco Realty OP LLC	3.800%	4/1/2027	75	75
Kimco Realty OP LLC	1.900%	3/1/2028	500	480
Kimco Realty OP LLC	2.700%	10/1/2030	100	94
Kimco Realty OP LLC	3.200%	4/1/2032	200	186
Kimco Realty OP LLC	4.600%	2/1/2033	200	200
Kimco Realty OP LLC	6.400%	3/1/2034	100	110
Kimco Realty OP LLC	4.850%	3/1/2035	100	100
Kimco Realty OP LLC	4.125%	12/1/2046	50	41
Kimco Realty OP LLC	4.450%	9/1/2047	50	43
Kite Realty Group LP	4.950%	12/15/2031	50	51
Kite Realty Group LP	5.200%	8/15/2032	100	102
Kite Realty Group LP	5.500%	3/1/2034	100	103
LXP Industrial Trust	2.375%	10/1/2031	200	175
Mid-America Apartments LP	3.600%	6/1/2027	250	249
Mid-America Apartments LP	3.950%	3/15/2029	100	99
Mid-America Apartments LP	2.750%	3/15/2030	150	142
Mid-America Apartments LP	1.700%	2/15/2031	150	131
Mid-America Apartments LP	5.300%	2/15/2032	50	52
Mid-America Apartments LP	4.950%	3/1/2035	100	101
NNN REIT Inc.	3.500%	10/15/2027	350	347
NNN REIT Inc.	4.300%	10/15/2028	25	25
NNN REIT Inc.	2.500%	4/15/2030	75	70
NNN REIT Inc.	4.600%	2/15/2031	150	151
NNN REIT Inc.	5.600%	10/15/2033	150	157
NNN REIT Inc.	4.800%	10/15/2048	50	44
NNN REIT Inc.	3.100%	4/15/2050	50	32
NNN REIT Inc.	3.000%	4/15/2052	175	109
Omega Healthcare Investors Inc.	3.625%	10/1/2029	250	242
Omega Healthcare Investors Inc.	5.200%	7/1/2030	150	153
Omega Healthcare Investors Inc.	3.375%	2/1/2031	250	234
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	250	224
Prologis LP	2.125%	4/15/2027	105	103
Prologis LP	3.375%	12/15/2027	160	159
Prologis LP	3.875%	9/15/2028	100	100
Prologis LP	2.250%	4/15/2030	155	144
Prologis LP	1.750%	7/1/2030	200	180
Prologis LP	1.250%	10/15/2030	350	306
Prologis LP	2.250%	1/15/2032	100	89
Prologis LP	4.750%	6/15/2033	100	101
Prologis LP	5.125%	1/15/2034	127	130
Prologis LP	5.000%	3/15/2034	272	277
Prologis LP	5.000%	1/31/2035	125	127
Prologis LP	5.250%	5/15/2035	300	309
Prologis LP	4.375%	9/15/2048	75	63
Prologis LP	3.000%	4/15/2050	140	92
Prologis LP	2.125%	10/15/2050	100	54
Prologis LP	5.250%	6/15/2053	200	190
Prologis LP	5.250%	3/15/2054	100	95
Public Storage Operating Co.	3.094%	9/15/2027	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage Operating Co.	1.950%	11/9/2028	225	213
	Public Storage Operating Co.	5.125%	1/15/2029	100	103
	Public Storage Operating Co.	3.385%	5/1/2029	100	98
	Public Storage Operating Co.	2.250%	11/9/2031	225	201
	Public Storage Operating Co.	5.350%	8/1/2053	120	116
	Realty Income Corp.	3.000%	1/15/2027	150	149
	Realty Income Corp.	3.200%	1/15/2027	80	79
	Realty Income Corp.	3.950%	8/15/2027	450	450
	Realty Income Corp.	3.650%	1/15/2028	190	189
	Realty Income Corp.	2.100%	3/15/2028	300	288
	Realty Income Corp.	4.750%	2/15/2029	100	102
	Realty Income Corp.	4.000%	7/15/2029	60	60
	Realty Income Corp.	3.100%	12/15/2029	150	144
	Realty Income Corp.	3.400%	1/15/2030	80	78
	Realty Income Corp.	3.250%	1/15/2031	750	714
	Realty Income Corp.	2.850%	12/15/2032	50	45
	Realty Income Corp.	4.500%	2/1/2033	170	168
	Realty Income Corp.	1.800%	3/15/2033	500	415
	Realty Income Corp.	5.125%	4/15/2035	65	66
	Realty Income Corp.	4.650%	3/15/2047	175	154
	Realty Income Corp.	5.375%	9/1/2054	50	48
	Regency Centers LP	3.600%	2/1/2027	25	25
	Regency Centers LP	4.125%	3/15/2028	75	75
	Regency Centers LP	2.950%	9/15/2029	100	96
	Regency Centers LP	5.250%	1/15/2034	100	103
	Regency Centers LP	5.100%	1/15/2035	100	101
	Regency Centers LP	4.400%	2/1/2047	200	171
	Rexford Industrial Realty LP	2.150%	9/1/2031	200	175
	Sabra Health Care LP	3.900%	10/15/2029	150	147
	Sabra Health Care LP	3.200%	12/1/2031	150	137
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	180
	Safehold GL Holdings LLC	5.650%	1/15/2035	70	72
	Simon Property Group LP	1.375%	1/15/2027	500	487
	Simon Property Group LP	1.750%	2/1/2028	250	240
	Simon Property Group LP	2.650%	7/15/2030	200	187
	Simon Property Group LP	4.375%	10/1/2030	99	100
	Simon Property Group LP	2.200%	2/1/2031	250	226
	Simon Property Group LP	2.250%	1/15/2032	500	441
	Simon Property Group LP	2.650%	2/1/2032	100	90
	Simon Property Group LP	6.250%	1/15/2034	85	93
	Simon Property Group LP	4.750%	9/26/2034	175	174
	Simon Property Group LP	5.125%	10/1/2035	583	591
	Simon Property Group LP	4.250%	11/30/2046	100	83
	Simon Property Group LP	3.250%	9/13/2049	300	207
	Simon Property Group LP	3.800%	7/15/2050	200	150
	Simon Property Group LP	5.850%	3/8/2053	89	90
	Simon Property Group LP	6.650%	1/15/2054	85	95
	Store Capital LLC	4.500%	3/15/2028	75	75
	Store Capital LLC	4.625%	3/15/2029	100	100
[5]	Store Capital LLC	5.400%	4/30/2030	65	66
	Sun Communities Operating LP	2.300%	11/1/2028	200	190
	Sun Communities Operating LP	4.200%	4/15/2032	200	194
	Tanger Properties LP	3.875%	7/15/2027	50	50
	UDR Inc.	3.500%	7/1/2027	150	149
	UDR Inc.	3.500%	1/15/2028	250	247
	UDR Inc.	3.200%	1/15/2030	60	58
	UDR Inc.	3.000%	8/15/2031	65	60
	UDR Inc.	1.900%	3/15/2033	200	165
	UDR Inc.	3.100%	11/1/2034	65	56
	Ventas Realty LP	3.850%	4/1/2027	50	50
	Ventas Realty LP	4.000%	3/1/2028	125	125
	Ventas Realty LP	3.000%	1/15/2030	100	95
	Ventas Realty LP	4.750%	11/15/2030	200	203
	Ventas Realty LP	5.100%	7/15/2032	175	180
	Ventas Realty LP	5.625%	7/1/2034	52	54
	Ventas Realty LP	5.000%	1/15/2035	200	200
	Ventas Realty LP	5.000%	2/15/2036	125	124
	Ventas Realty LP	4.875%	4/15/2049	80	70
	VICI Properties LP	4.750%	2/15/2028	200	202
	VICI Properties LP	4.950%	2/15/2030	200	202

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
VICI Properties LP	5.125%	11/15/2031	250	253
VICI Properties LP	5.125%	5/15/2032	200	201
VICI Properties LP	5.750%	4/1/2034	100	103
VICI Properties LP	5.625%	4/1/2035	201	205
Welltower OP LLC	4.250%	4/15/2028	175	176
Welltower OP LLC	4.125%	3/15/2029	250	250
Welltower OP LLC	4.500%	7/1/2030	250	253
Welltower OP LLC	2.750%	1/15/2031	250	232
Welltower OP LLC	2.750%	1/15/2032	300	273
Welltower OP LLC	5.125%	7/1/2035	300	306
Welltower OP LLC	6.500%	3/15/2041	25	28
Welltower OP LLC	4.950%	9/1/2048	75	70
Weyerhaeuser Co.	4.000%	11/15/2029	150	148
Weyerhaeuser Co.	4.000%	4/15/2030	200	197
Weyerhaeuser Co.	7.375%	3/15/2032	29	33
Weyerhaeuser Co.	3.375%	3/9/2033	200	183
WP Carey Inc.	2.250%	4/1/2033	200	169
				47,230
Technology (1.9%)
Accenture Capital Inc.	3.900%	10/4/2027	175	176
Accenture Capital Inc.	4.050%	10/4/2029	150	151
Accenture Capital Inc.	4.250%	10/4/2031	350	350
Accenture Capital Inc.	4.500%	10/4/2034	300	296
Adobe Inc.	2.150%	2/1/2027	180	177
Adobe Inc.	4.750%	1/17/2028	125	127
Adobe Inc.	4.950%	1/17/2030	175	181
Adobe Inc.	2.300%	2/1/2030	225	211
Adobe Inc.	5.300%	1/17/2035	100	105
Advanced Micro Devices Inc.	4.319%	3/24/2028	100	101
Analog Devices Inc.	3.500%	12/5/2026	200	199
Analog Devices Inc.	3.450%	6/15/2027	100	99
Analog Devices Inc.	4.250%	6/15/2028	250	252
Analog Devices Inc.	1.700%	10/1/2028	200	189
Analog Devices Inc.	4.500%	6/15/2030	200	203
Analog Devices Inc.	2.800%	10/1/2041	200	147
Analog Devices Inc.	2.950%	10/1/2051	400	259
Apple Inc.	3.350%	2/9/2027	10	10
Apple Inc.	3.200%	5/11/2027	775	771
Apple Inc.	2.900%	9/12/2027	555	548
Apple Inc.	1.200%	2/8/2028	500	476
Apple Inc.	4.000%	5/10/2028	200	202
Apple Inc.	4.000%	5/12/2028	175	176
Apple Inc.	1.400%	8/5/2028	350	331
Apple Inc.	2.200%	9/11/2029	430	406
Apple Inc.	4.150%	5/10/2030	48	49
Apple Inc.	4.200%	5/12/2030	125	126
Apple Inc.	1.250%	8/20/2030	500	444
Apple Inc.	1.650%	2/8/2031	500	446
Apple Inc.	1.700%	8/5/2031	200	177
Apple Inc.	4.500%	5/12/2032	125	128
Apple Inc.	3.350%	8/8/2032	200	192
Apple Inc.	4.750%	5/12/2035	150	154
Apple Inc.	4.500%	2/23/2036	121	122
Apple Inc.	2.375%	2/8/2041	355	256
Apple Inc.	3.850%	5/4/2043	450	380
Apple Inc.	4.450%	5/6/2044	200	184
Apple Inc.	3.450%	2/9/2045	825	640
Apple Inc.	4.375%	5/13/2045	400	357
Apple Inc.	4.650%	2/23/2046	1,110	1,018
Apple Inc.	3.850%	8/4/2046	375	304
Apple Inc.	3.750%	11/13/2047	450	356
Apple Inc.	2.650%	5/11/2050	815	509
Apple Inc.	2.400%	8/20/2050	75	45
Apple Inc.	2.650%	2/8/2051	794	491
Apple Inc.	2.700%	8/5/2051	75	47
Apple Inc.	2.800%	2/8/2061	600	351
Apple Inc.	2.850%	8/5/2061	275	162
Applied Materials Inc.	3.300%	4/1/2027	225	224
Applied Materials Inc.	1.750%	6/1/2030	200	181

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Applied Materials Inc.	5.100%	10/1/2035	100	103
	Applied Materials Inc.	4.600%	1/15/2036	156	154
	Applied Materials Inc.	5.850%	6/15/2041	125	133
	Applied Materials Inc.	4.350%	4/1/2047	175	150
	Applied Materials Inc.	2.750%	6/1/2050	200	128
	Arrow Electronics Inc.	3.875%	1/12/2028	100	99
	Arrow Electronics Inc.	5.875%	4/10/2034	200	209
	Atlassian Corp.	5.500%	5/15/2034	200	207
	Autodesk Inc.	3.500%	6/15/2027	75	75
	Autodesk Inc.	2.850%	1/15/2030	75	71
	Autodesk Inc.	2.400%	12/15/2031	200	178
	Avnet Inc.	6.250%	3/15/2028	100	104
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	150	156
	Broadcom Inc.	5.050%	7/12/2027	167	170
	Broadcom Inc.	1.950%	2/15/2028	157	151
	Broadcom Inc.	4.150%	2/15/2028	100	100
	Broadcom Inc.	4.800%	4/15/2028	300	305
	Broadcom Inc.	4.110%	9/15/2028	428	429
[5]	Broadcom Inc.	4.000%	4/15/2029	200	199
	Broadcom Inc.	4.750%	4/15/2029	965	983
	Broadcom Inc.	5.050%	7/12/2029	320	329
	Broadcom Inc.	4.350%	2/15/2030	200	201
	Broadcom Inc.	5.000%	4/15/2030	200	206
	Broadcom Inc.	5.050%	4/15/2030	700	722
	Broadcom Inc.	4.600%	7/15/2030	175	178
	Broadcom Inc.	4.200%	10/15/2030	175	175
	Broadcom Inc.	4.150%	11/15/2030	600	597
	Broadcom Inc.	2.450%	2/15/2031	1,000	914
	Broadcom Inc.	5.150%	11/15/2031	83	86
	Broadcom Inc.	4.550%	2/15/2032	500	501
	Broadcom Inc.	5.200%	4/15/2032	250	259
	Broadcom Inc.	4.900%	7/15/2032	200	204
	Broadcom Inc.	4.300%	11/15/2032	400	394
	Broadcom Inc.	2.600%	2/15/2033	50	44
	Broadcom Inc.	3.419%	4/15/2033	152	141
	Broadcom Inc.	3.469%	4/15/2034	586	535
	Broadcom Inc.	5.200%	7/15/2035	1,825	1,870
	Broadcom Inc.	4.800%	2/15/2036	844	832
[5]	Broadcom Inc.	3.187%	11/15/2036	50	42
[5]	Broadcom Inc.	4.926%	5/15/2037	550	542
	Broadcom Inc.	4.900%	2/15/2038	702	688
	Broadcom Inc.	3.500%	2/15/2041	670	546
	Broadcom Inc.	3.750%	2/15/2051	500	378
	Cadence Design Systems Inc.	4.200%	9/10/2027	100	101
	Cadence Design Systems Inc.	4.300%	9/10/2029	250	251
	Cadence Design Systems Inc.	4.700%	9/10/2034	400	400
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	100	100
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	100	96
	CDW LLC / CDW Finance Corp.	5.100%	3/1/2030	110	112
	CDW LLC / CDW Finance Corp.	5.550%	8/22/2034	110	112
[5]	CGI Inc.	4.950%	3/14/2030	200	203
	CGI Inc.	2.300%	9/14/2031	100	89
	Cisco Systems Inc.	4.800%	2/26/2027	250	253
	Cisco Systems Inc.	4.550%	2/24/2028	138	140
	Cisco Systems Inc.	4.850%	2/26/2029	450	462
	Cisco Systems Inc.	4.750%	2/24/2030	202	208
	Cisco Systems Inc.	4.950%	2/26/2031	642	665
	Cisco Systems Inc.	4.950%	2/24/2032	415	428
	Cisco Systems Inc.	5.050%	2/26/2034	713	734
	Cisco Systems Inc.	5.100%	2/24/2035	213	219
	Cisco Systems Inc.	5.900%	2/15/2039	400	430
	Cisco Systems Inc.	5.300%	2/26/2054	300	287
	Cisco Systems Inc.	5.500%	2/24/2055	148	146
	Cisco Systems Inc.	5.350%	2/26/2064	200	189
	Concentrix Corp.	6.600%	8/2/2028	136	140
	Corning Inc.	5.750%	8/15/2040	195	203
	Corning Inc.	3.900%	11/15/2049	100	77
	Corning Inc.	4.375%	11/15/2057	300	242
	Corning Inc.	5.450%	11/15/2079	200	183
	Dell Inc.	7.100%	4/15/2028	30	32

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Dell Inc.	6.500%	4/15/2038	100	107
Dell International LLC / EMC Corp.	6.100%	7/15/2027	100	103
Dell International LLC / EMC Corp.	5.250%	2/1/2028	200	204
Dell International LLC / EMC Corp.	4.750%	4/1/2028	121	123
Dell International LLC / EMC Corp.	4.150%	2/15/2029	137	137
Dell International LLC / EMC Corp.	5.300%	10/1/2029	30	31
Dell International LLC / EMC Corp.	4.350%	2/1/2030	100	100
Dell International LLC / EMC Corp.	5.000%	4/1/2030	59	60
Dell International LLC / EMC Corp.	6.200%	7/15/2030	62	66
Dell International LLC / EMC Corp.	4.500%	2/15/2031	424	424
Dell International LLC / EMC Corp.	5.300%	4/1/2032	464	477
Dell International LLC / EMC Corp.	4.750%	10/6/2032	211	211
Dell International LLC / EMC Corp.	5.750%	2/1/2033	50	53
Dell International LLC / EMC Corp.	4.850%	2/1/2035	498	491
Dell International LLC / EMC Corp.	5.500%	4/1/2035	209	215
Dell International LLC / EMC Corp.	5.100%	2/15/2036	250	247
Dell International LLC / EMC Corp.	8.100%	7/15/2036	173	209
Dell International LLC / EMC Corp.	3.375%	12/15/2041	200	152
Dell International LLC / EMC Corp.	8.350%	7/15/2046	105	133
Dell International LLC / EMC Corp.	3.450%	12/15/2051	100	68
DXC Technology Co.	2.375%	9/15/2028	200	189
Flex Ltd.	4.875%	6/15/2029	150	152
Flex Ltd.	5.250%	1/15/2032	280	285
Flex Ltd.	5.375%	11/13/2035	213	213
Gartner Inc.	4.950%	3/20/2031	200	201
Gartner Inc.	5.600%	11/20/2035	200	200
Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/2029	50	52
Genpact UK Finco plc / Genpact USA Inc.	4.950%	11/18/2030	110	110
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	189	189
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	100	101
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	200	205
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	182	182
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	275	277
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	375	374
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	150	151
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	700	695
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	157	161
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	300	278
HP Inc.	3.000%	6/17/2027	350	345
HP Inc.	4.750%	1/15/2028	200	202
HP Inc.	5.400%	4/25/2030	150	155
HP Inc.	3.400%	6/17/2030	500	479
HP Inc.	2.650%	6/17/2031	200	180
HP Inc.	4.200%	4/15/2032	64	62
HP Inc.	6.100%	4/25/2035	215	227
HP Inc.	6.000%	9/15/2041	100	101
IBM International Capital Pte. Ltd.	4.750%	2/5/2031	200	204
IBM International Capital Pte. Ltd.	5.250%	2/5/2044	200	193
IBM International Capital Pte. Ltd.	5.300%	2/5/2054	200	186
Intel Corp.	3.750%	8/5/2027	200	199
Intel Corp.	4.875%	2/10/2028	310	314
Intel Corp.	1.600%	8/12/2028	200	188
Intel Corp.	2.450%	11/15/2029	625	583
Intel Corp.	3.900%	3/25/2030	345	338
Intel Corp.	2.000%	8/12/2031	200	175
Intel Corp.	4.150%	8/5/2032	200	193
Intel Corp.	4.000%	12/15/2032	150	143
Intel Corp.	5.200%	2/10/2033	396	404
Intel Corp.	4.600%	3/25/2040	100	89
Intel Corp.	2.800%	8/12/2041	200	139
Intel Corp.	4.800%	10/1/2041	162	144
Intel Corp.	4.250%	12/15/2042	150	121
Intel Corp.	4.900%	7/29/2045	150	129
Intel Corp.	4.100%	5/19/2046	250	191
Intel Corp.	4.100%	5/11/2047	200	151
Intel Corp.	3.734%	12/8/2047	500	355
Intel Corp.	3.250%	11/15/2049	300	192
Intel Corp.	4.750%	3/25/2050	400	326
Intel Corp.	3.050%	8/12/2051	250	153
Intel Corp.	5.700%	2/10/2053	481	448

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	5.600%	2/21/2054	500	461
Intel Corp.	3.100%	2/15/2060	300	168
Intel Corp.	3.200%	8/12/2061	200	114
Intel Corp.	5.050%	8/5/2062	300	244
Intel Corp.	5.900%	2/10/2063	200	187
International Business Machines Corp.	1.700%	5/15/2027	265	258
International Business Machines Corp.	6.220%	8/1/2027	75	78
International Business Machines Corp.	6.500%	1/15/2028	75	79
International Business Machines Corp.	4.500%	2/6/2028	300	303
International Business Machines Corp.	3.500%	5/15/2029	450	441
International Business Machines Corp.	1.950%	5/15/2030	500	456
International Business Machines Corp.	4.750%	2/6/2033	200	203
International Business Machines Corp.	5.200%	2/10/2035	200	205
International Business Machines Corp.	4.000%	6/20/2042	358	299
International Business Machines Corp.	4.250%	5/15/2049	700	564
International Business Machines Corp.	2.950%	5/15/2050	165	105
International Business Machines Corp.	5.700%	2/10/2055	930	916
Intuit Inc.	1.350%	7/15/2027	100	97
Intuit Inc.	1.650%	7/15/2030	100	90
Intuit Inc.	5.200%	9/15/2033	200	209
Intuit Inc.	5.500%	9/15/2053	275	270
Jabil Inc.	3.950%	1/12/2028	100	100
Jabil Inc.	3.600%	1/15/2030	100	97
Jabil Inc.	3.000%	1/15/2031	150	140
Juniper Networks Inc.	3.750%	8/15/2029	200	195
Juniper Networks Inc.	5.950%	3/15/2041	25	25
KLA Corp.	4.100%	3/15/2029	150	150
KLA Corp.	4.650%	7/15/2032	200	203
KLA Corp.	5.000%	3/15/2049	75	69
KLA Corp.	3.300%	3/1/2050	150	104
KLA Corp.	4.950%	7/15/2052	200	181
KLA Corp.	5.250%	7/15/2062	200	186
Kyndryl Holdings Inc.	2.700%	10/15/2028	100	96
Kyndryl Holdings Inc.	3.150%	10/15/2031	100	91
Kyndryl Holdings Inc.	4.100%	10/15/2041	100	79
Lam Research Corp.	4.000%	3/15/2029	150	150
Lam Research Corp.	1.900%	6/15/2030	295	268
Lam Research Corp.	4.875%	3/15/2049	125	114
Lam Research Corp.	2.875%	6/15/2050	150	97
Lam Research Corp.	3.125%	6/15/2060	100	62
Leidos Inc.	2.300%	2/15/2031	200	180
Leidos Inc.	5.750%	3/15/2033	82	87
Leidos Inc.	5.500%	3/15/2035	91	95
Marvell Technology Inc.	2.450%	4/15/2028	100	96
Marvell Technology Inc.	4.875%	6/22/2028	100	102
Marvell Technology Inc.	4.750%	7/15/2030	100	101
Marvell Technology Inc.	5.950%	9/15/2033	100	107
Marvell Technology Inc.	5.450%	7/15/2035	100	103
Microchip Technology Inc.	4.900%	3/15/2028	150	152
Microchip Technology Inc.	5.050%	3/15/2029	650	663
Microchip Technology Inc.	5.050%	2/15/2030	125	128
Micron Technology Inc.	5.327%	2/6/2029	150	155
Micron Technology Inc.	4.663%	2/15/2030	100	101
Micron Technology Inc.	5.300%	1/15/2031	150	155
Micron Technology Inc.	5.875%	2/9/2033	235	250
Micron Technology Inc.	5.800%	1/15/2035	150	158
Micron Technology Inc.	6.050%	11/1/2035	400	427
Micron Technology Inc.	3.366%	11/1/2041	100	76
Micron Technology Inc.	3.477%	11/1/2051	100	70
Microsoft Corp.	3.300%	2/6/2027	675	673
Microsoft Corp.	1.350%	9/15/2030	150	134
Microsoft Corp.	3.500%	2/12/2035	325	306
Microsoft Corp.	4.200%	11/3/2035	350	348
Microsoft Corp.	3.450%	8/8/2036	675	616
Microsoft Corp.	4.100%	2/6/2037	250	242
Microsoft Corp.	3.700%	8/8/2046	448	358
Microsoft Corp.	4.500%	6/15/2047	200	180
Microsoft Corp.	2.525%	6/1/2050	1,329	811
Microsoft Corp.	2.500%	9/15/2050	300	182
Microsoft Corp.	2.921%	3/17/2052	918	602

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Microsoft Corp.	2.675%	6/1/2060	944	541
Microsoft Corp.	3.041%	3/17/2062	356	221
Motorola Solutions Inc.	4.600%	2/23/2028	125	126
Motorola Solutions Inc.	4.850%	8/15/2030	100	102
Motorola Solutions Inc.	5.200%	8/15/2032	25	26
Motorola Solutions Inc.	5.550%	8/15/2035	925	961
Motorola Solutions Inc.	5.500%	9/1/2044	75	73
NetApp Inc.	2.375%	6/22/2027	100	98
NetApp Inc.	5.500%	3/17/2032	134	139
NetApp Inc.	5.700%	3/17/2035	122	128
Nokia OYJ	6.625%	5/15/2039	90	96
NVIDIA Corp.	1.550%	6/15/2028	250	238
NVIDIA Corp.	2.850%	4/1/2030	300	287
NVIDIA Corp.	2.000%	6/15/2031	250	225
NVIDIA Corp.	3.500%	4/1/2040	200	169
NVIDIA Corp.	3.500%	4/1/2050	350	259
NVIDIA Corp.	3.700%	4/1/2060	113	83
NXP BV / NXP Funding LLC	5.550%	12/1/2028	75	78
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	450	451
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	200	193
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	200	181
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	412	370
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/2041	200	151
Oracle Corp.	2.800%	4/1/2027	388	381
Oracle Corp.	2.300%	3/25/2028	300	286
Oracle Corp.	4.500%	5/6/2028	35	35
Oracle Corp.	4.800%	8/3/2028	400	402
Oracle Corp.	4.200%	9/27/2029	457	448
Oracle Corp.	6.150%	11/9/2029	225	235
Oracle Corp.	2.950%	4/1/2030	550	507
Oracle Corp.	4.650%	5/6/2030	100	99
Oracle Corp.	4.450%	9/26/2030	466	456
Oracle Corp.	2.875%	3/25/2031	1,159	1,039
Oracle Corp.	5.250%	2/3/2032	288	287
Oracle Corp.	4.800%	9/26/2032	500	483
Oracle Corp.	4.300%	7/8/2034	325	294
Oracle Corp.	4.700%	9/27/2034	325	302
Oracle Corp.	3.900%	5/15/2035	150	129
Oracle Corp.	5.500%	8/3/2035	331	325
Oracle Corp.	5.200%	9/26/2035	551	529
Oracle Corp.	3.800%	11/15/2037	525	424
Oracle Corp.	6.125%	7/8/2039	164	161
Oracle Corp.	3.600%	4/1/2040	605	448
Oracle Corp.	5.375%	7/15/2040	852	763
Oracle Corp.	3.650%	3/25/2041	386	282
Oracle Corp.	4.500%	7/8/2044	250	191
Oracle Corp.	4.125%	5/15/2045	425	306
Oracle Corp.	5.875%	9/26/2045	650	588
Oracle Corp.	4.000%	7/15/2046	523	363
Oracle Corp.	4.000%	11/15/2047	600	411
Oracle Corp.	3.600%	4/1/2050	795	494
Oracle Corp.	6.900%	11/9/2052	550	543
Oracle Corp.	5.550%	2/6/2053	584	485
Oracle Corp.	5.375%	9/27/2054	200	162
Oracle Corp.	6.000%	8/3/2055	345	304
Oracle Corp.	5.950%	9/26/2055	800	709
Oracle Corp.	3.850%	4/1/2060	475	290
Oracle Corp.	4.100%	3/25/2061	261	168
Oracle Corp.	6.125%	8/3/2065	590	521
Oracle Corp.	6.100%	9/26/2065	374	330
Qorvo Inc.	4.375%	10/15/2029	200	197
QUALCOMM Inc.	3.250%	5/20/2027	400	398
QUALCOMM Inc.	1.300%	5/20/2028	378	357
QUALCOMM Inc.	1.650%	5/20/2032	714	610
QUALCOMM Inc.	4.750%	5/20/2032	100	102
QUALCOMM Inc.	5.400%	5/20/2033	200	212
QUALCOMM Inc.	4.300%	5/20/2047	250	210
QUALCOMM Inc.	3.250%	5/20/2050	200	138
QUALCOMM Inc.	4.500%	5/20/2052	200	169
QUALCOMM Inc.	6.000%	5/20/2053	200	210

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Roper Technologies Inc.	3.800%	12/15/2026	145	145
Roper Technologies Inc.	1.400%	9/15/2027	500	479
Roper Technologies Inc.	4.200%	9/15/2028	175	175
Roper Technologies Inc.	2.950%	9/15/2029	125	120
Roper Technologies Inc.	2.000%	6/30/2030	125	113
Roper Technologies Inc.	4.750%	2/15/2032	50	51
Roper Technologies Inc.	4.900%	10/15/2034	200	199
Salesforce Inc.	3.700%	4/11/2028	325	325
Salesforce Inc.	1.500%	7/15/2028	200	189
Salesforce Inc.	1.950%	7/15/2031	300	267
Salesforce Inc.	2.700%	7/15/2041	250	181
Salesforce Inc.	2.900%	7/15/2051	244	155
Salesforce Inc.	3.050%	7/15/2061	200	121
ServiceNow Inc.	1.400%	9/1/2030	400	352
Synopsys Inc.	4.550%	4/1/2027	59	59
Synopsys Inc.	4.650%	4/1/2028	79	80
Synopsys Inc.	4.850%	4/1/2030	72	74
Synopsys Inc.	5.000%	4/1/2032	114	116
Synopsys Inc.	5.150%	4/1/2035	315	320
Synopsys Inc.	5.700%	4/1/2055	526	521
TD SYNNEX Corp.	4.300%	1/17/2029	179	179
TD SYNNEX Corp.	5.300%	10/10/2035	400	396
Teledyne Technologies Inc.	2.750%	4/1/2031	300	278
Texas Instruments Inc.	2.900%	11/3/2027	94	93
Texas Instruments Inc.	2.250%	9/4/2029	100	94
Texas Instruments Inc.	1.750%	5/4/2030	210	191
Texas Instruments Inc.	4.500%	5/23/2030	200	203
Texas Instruments Inc.	1.900%	9/15/2031	150	133
Texas Instruments Inc.	4.900%	3/14/2033	200	206
Texas Instruments Inc.	4.850%	2/8/2034	100	103
Texas Instruments Inc.	3.875%	3/15/2039	142	127
Texas Instruments Inc.	4.150%	5/15/2048	300	247
Texas Instruments Inc.	5.000%	3/14/2053	400	366
Texas Instruments Inc.	5.150%	2/8/2054	200	188
Texas Instruments Inc.	5.050%	5/18/2063	300	268
TSMC Arizona Corp.	2.500%	10/25/2031	200	182
TSMC Arizona Corp.	4.250%	4/22/2032	200	200
TSMC Arizona Corp.	3.125%	10/25/2041	200	161
TSMC Arizona Corp.	3.250%	10/25/2051	200	151
TSMC Arizona Corp.	4.500%	4/22/2052	200	187
VMware LLC	3.900%	8/21/2027	300	300
VMware LLC	1.800%	8/15/2028	200	189
VMware LLC	4.700%	5/15/2030	150	152
VMware LLC	2.200%	8/15/2031	300	267
Western Digital Corp.	2.850%	2/1/2029	200	191
Workday Inc.	3.500%	4/1/2027	200	199
Workday Inc.	3.700%	4/1/2029	100	99
Workday Inc.	3.800%	4/1/2032	200	191
Xilinx Inc.	2.375%	6/1/2030	200	186
				96,971
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/2028	100	100
AEP Texas Inc.	5.450%	5/15/2029	200	207
AEP Texas Inc.	2.100%	7/1/2030	200	182
AEP Texas Inc.	5.700%	5/15/2034	253	264
AEP Texas Inc.	3.800%	10/1/2047	50	37
AEP Texas Inc.	5.250%	5/15/2052	89	82
AEP Texas Inc.	5.850%	10/15/2055	195	191
AEP Transmission Co. LLC	5.150%	4/1/2034	50	51
AEP Transmission Co. LLC	4.000%	12/1/2046	75	60
AEP Transmission Co. LLC	3.750%	12/1/2047	100	77
AEP Transmission Co. LLC	3.800%	6/15/2049	70	53
AEP Transmission Co. LLC	3.150%	9/15/2049	70	47
AEP Transmission Co. LLC	3.650%	4/1/2050	150	111
AEP Transmission Co. LLC	4.500%	6/15/2052	400	339
AES Corp.	5.450%	6/1/2028	200	205
AES Corp.	2.450%	1/15/2031	300	272
AES Corp.	5.800%	3/15/2032	308	316
Alabama Power Co.	1.450%	9/15/2030	500	444

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alabama Power Co.	4.300%	3/15/2031	100	100
Alabama Power Co.	3.940%	9/1/2032	331	321
Alabama Power Co.	6.125%	5/15/2038	50	54
Alabama Power Co.	3.850%	12/1/2042	25	20
Alabama Power Co.	4.150%	8/15/2044	75	63
Alabama Power Co.	3.750%	3/1/2045	150	118
Alabama Power Co.	4.300%	1/2/2046	200	169
Alabama Power Co.	3.700%	12/1/2047	50	38
Alabama Power Co.	3.450%	10/1/2049	58	41
Alabama Power Co.	3.125%	7/15/2051	107	71
Alabama Power Co.	3.000%	3/15/2052	200	130
Alliant Energy Corp.	5.750%	4/1/2056	107	107
Ameren Corp.	5.700%	12/1/2026	200	203
Ameren Corp.	1.950%	3/15/2027	200	195
Ameren Corp.	3.500%	1/15/2031	300	288
Ameren Corp.	5.375%	3/15/2035	243	250
Ameren Illinois Co.	3.800%	5/15/2028	75	75
Ameren Illinois Co.	4.950%	6/1/2033	125	128
Ameren Illinois Co.	3.700%	12/1/2047	150	115
Ameren Illinois Co.	3.250%	3/15/2050	60	41
Ameren Illinois Co.	5.550%	7/1/2054	200	196
Ameren Illinois Co.	5.625%	3/1/2055	158	157
American Electric Power Co. Inc.	3.200%	11/13/2027	75	74
American Electric Power Co. Inc.	4.300%	12/1/2028	150	151
American Electric Power Co. Inc.	5.200%	1/15/2029	200	206
American Electric Power Co. Inc.	5.625%	3/1/2033	200	210
American Electric Power Co. Inc.	3.250%	3/1/2050	71	47
American Electric Power Co. Inc.	6.950%	12/15/2054	175	188
American Electric Power Co. Inc.	7.050%	12/15/2054	150	157
American Electric Power Co. Inc.	5.800%	3/15/2056	257	255
American Electric Power Co. Inc.	6.050%	3/15/2056	210	206
American Electric Power Co. Inc.	3.875%	2/15/2062	150	147
American Water Capital Corp.	2.950%	9/1/2027	325	320
American Water Capital Corp.	3.450%	6/1/2029	125	123
American Water Capital Corp.	2.800%	5/1/2030	100	95
American Water Capital Corp.	4.450%	6/1/2032	250	250
American Water Capital Corp.	5.150%	3/1/2034	150	155
American Water Capital Corp.	5.250%	3/1/2035	241	248
American Water Capital Corp.	6.593%	10/15/2037	50	57
American Water Capital Corp.	4.300%	9/1/2045	100	85
American Water Capital Corp.	3.750%	9/1/2047	100	77
American Water Capital Corp.	4.200%	9/1/2048	100	81
American Water Capital Corp.	4.150%	6/1/2049	125	101
American Water Capital Corp.	3.450%	5/1/2050	100	71
American Water Capital Corp.	3.250%	6/1/2051	98	66
American Water Capital Corp.	5.700%	9/1/2055	139	139
Appalachian Power Co.	3.300%	6/1/2027	500	495
Appalachian Power Co.	5.650%	4/1/2034	100	105
Appalachian Power Co.	4.500%	3/1/2049	71	58
Appalachian Power Co.	3.700%	5/1/2050	100	73
Arizona Public Service Co.	2.950%	9/15/2027	50	49
Arizona Public Service Co.	5.700%	8/15/2034	163	171
Arizona Public Service Co.	4.500%	4/1/2042	225	198
Arizona Public Service Co.	4.350%	11/15/2045	125	104
Arizona Public Service Co.	4.250%	3/1/2049	100	80
Arizona Public Service Co.	3.350%	5/15/2050	100	68
Arizona Public Service Co.	2.650%	9/15/2050	100	60
Arizona Public Service Co.	5.900%	8/15/2055	200	203
Atmos Energy Corp.	3.000%	6/15/2027	100	99
Atmos Energy Corp.	2.625%	9/15/2029	100	95
Atmos Energy Corp.	5.900%	11/15/2033	300	324
Atmos Energy Corp.	5.200%	8/15/2035	100	103
Atmos Energy Corp.	5.500%	6/15/2041	200	205
Atmos Energy Corp.	4.150%	1/15/2043	100	85
Atmos Energy Corp.	4.125%	10/15/2044	50	42
Atmos Energy Corp.	3.375%	9/15/2049	400	281
Atmos Energy Corp.	2.850%	2/15/2052	200	124
Atmos Energy Corp.	5.000%	12/15/2054	200	182
Atmos Energy Corp.	5.450%	1/15/2056	85	82
Avangrid Inc.	3.800%	6/1/2029	195	192

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Avista Corp.	4.350%	6/1/2048	75	62
	Avista Corp.	4.000%	4/1/2052	72	54
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	100	90
	Baltimore Gas & Electric Co.	5.300%	6/1/2034	100	104
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	250	259
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	100	74
	Baltimore Gas & Electric Co.	3.750%	8/15/2047	200	152
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	50	41
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	80	54
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	100	64
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	300	288
	Baltimore Gas & Electric Co.	5.650%	6/1/2054	100	99
[5]	Basin Electric Power Cooperative	5.850%	10/15/2055	150	147
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	125	123
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	450	442
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	450	489
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	225	241
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	150	144
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	150	130
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	38
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	100	83
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	200	160
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	200	124
	Black Hills Corp.	3.150%	1/15/2027	75	74
	Black Hills Corp.	3.050%	10/15/2029	70	67
	Black Hills Corp.	4.550%	1/31/2031	100	100
	Black Hills Corp.	4.350%	5/1/2033	75	72
	Black Hills Corp.	6.000%	1/15/2035	300	320
	Black Hills Corp.	4.200%	9/15/2046	50	40
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	50	57
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	106	108
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	50	51
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	50	51
	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	182	183
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	121	106
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	100	64
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	200	141
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	56	50
	CenterPoint Energy Inc.	5.400%	6/1/2029	186	193
	CenterPoint Energy Inc.	2.950%	3/1/2030	70	66
	CenterPoint Energy Inc.	6.850%	2/15/2055	100	107
	CenterPoint Energy Inc.	7.000%	2/15/2055	50	52
	CenterPoint Energy Inc.	5.950%	4/1/2056	130	131
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	100	100
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	100	89
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	198
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	13	13
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	50	52
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	250	260
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	125	108
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	175	184
	CMS Energy Corp.	3.450%	8/15/2027	50	50
	CMS Energy Corp.	4.875%	3/1/2044	75	67
	CMS Energy Corp.	4.750%	6/1/2050	100	98
	CMS Energy Corp.	6.500%	6/1/2055	175	180
	Commonwealth Edison Co.	2.950%	8/15/2027	75	74
	Commonwealth Edison Co.	3.700%	8/15/2028	145	144
	Commonwealth Edison Co.	2.200%	3/1/2030	50	46
	Commonwealth Edison Co.	5.300%	6/1/2034	50	52
	Commonwealth Edison Co.	5.900%	3/15/2036	150	161
	Commonwealth Edison Co.	6.450%	1/15/2038	175	195
	Commonwealth Edison Co.	4.600%	8/15/2043	75	67
	Commonwealth Edison Co.	4.700%	1/15/2044	175	157
	Commonwealth Edison Co.	3.700%	3/1/2045	75	59
	Commonwealth Edison Co.	3.650%	6/15/2046	100	76
	Commonwealth Edison Co.	4.000%	3/1/2048	150	119
	Commonwealth Edison Co.	4.000%	3/1/2049	125	97
	Commonwealth Edison Co.	3.000%	3/1/2050	200	131
	Commonwealth Edison Co.	3.850%	3/15/2052	200	150
	Commonwealth Edison Co.	5.650%	6/1/2054	100	99

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	5.950%	6/1/2055	300	311
	Connecticut Light & Power Co.	3.200%	3/15/2027	50	50
	Connecticut Light & Power Co.	4.950%	8/15/2034	50	50
	Connecticut Light & Power Co.	4.300%	4/15/2044	150	128
	Connecticut Light & Power Co.	4.000%	4/1/2048	160	127
	Consolidated Edison Co of New York Inc.	5.750%	11/15/2055	179	179
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	600	549
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	76	79
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	200	206
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	200	204
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	75	82
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	125	103
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	200	174
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	375	323
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	145	114
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	75	58
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	300	238
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	250	195
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	200	210
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	200	204
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	100	100
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	300	291
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	75	56
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	120	98
	Constellation Energy Generation LLC	5.600%	3/1/2028	46	47
	Constellation Energy Generation LLC	5.800%	3/1/2033	134	143
	Constellation Energy Generation LLC	6.125%	1/15/2034	200	217
	Constellation Energy Generation LLC	6.250%	10/1/2039	210	228
	Constellation Energy Generation LLC	5.750%	10/1/2041	75	76
	Constellation Energy Generation LLC	5.600%	6/15/2042	155	156
	Constellation Energy Generation LLC	6.500%	10/1/2053	200	218
	Consumers Energy Co.	3.800%	11/15/2028	75	75
	Consumers Energy Co.	4.700%	1/15/2030	100	102
	Consumers Energy Co.	4.500%	1/15/2031	50	51
	Consumers Energy Co.	3.600%	8/15/2032	19	18
	Consumers Energy Co.	4.625%	5/15/2033	75	75
	Consumers Energy Co.	5.050%	5/15/2035	150	153
	Consumers Energy Co.	3.950%	5/15/2043	75	62
	Consumers Energy Co.	3.250%	8/15/2046	50	36
	Consumers Energy Co.	3.950%	7/15/2047	50	40
	Consumers Energy Co.	4.050%	5/15/2048	425	342
	Consumers Energy Co.	4.350%	4/15/2049	80	67
	Consumers Energy Co.	3.100%	8/15/2050	80	53
	Consumers Energy Co.	3.500%	8/1/2051	200	144
	Consumers Energy Co.	4.200%	9/1/2052	84	68
[5]	Dayton Power & Light Co.	4.550%	8/15/2030	60	60
	Delmarva Power & Light Co.	4.150%	5/15/2045	100	84
	Dominion Energy Inc.	4.600%	5/15/2028	100	101
	Dominion Energy Inc.	4.250%	6/1/2028	125	125
	Dominion Energy Inc.	3.375%	4/1/2030	125	121
	Dominion Energy Inc.	2.250%	8/15/2031	250	223
	Dominion Energy Inc.	4.350%	8/15/2032	56	55
	Dominion Energy Inc.	5.375%	11/15/2032	200	208
	Dominion Energy Inc.	6.300%	3/15/2033	75	81
	Dominion Energy Inc.	5.250%	8/1/2033	250	256
	Dominion Energy Inc.	5.950%	6/15/2035	225	240
	Dominion Energy Inc.	4.900%	8/1/2041	280	258
	Dominion Energy Inc.	4.050%	9/15/2042	300	244
	Dominion Energy Inc.	4.850%	8/15/2052	200	172
	Dominion Energy Inc.	7.000%	6/1/2054	100	108
	Dominion Energy Inc.	6.875%	2/1/2055	100	104
	Dominion Energy Inc.	6.625%	5/15/2055	200	206
	Dominion Energy Inc.	6.000%	2/15/2056	250	252
	Dominion Energy Inc.	6.200%	2/15/2056	350	352
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	100	89
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	50	56
	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	50	52
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	125	135
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	75	76
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	75	67

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	4.250%	5/14/2027	50	50
	DTE Electric Co.	2.250%	3/1/2030	450	419
	DTE Electric Co.	2.625%	3/1/2031	100	92
	DTE Electric Co.	3.000%	3/1/2032	250	231
	DTE Electric Co.	5.200%	3/1/2034	50	52
	DTE Electric Co.	5.250%	5/15/2035	125	129
	DTE Electric Co.	4.000%	4/1/2043	225	187
	DTE Electric Co.	3.700%	6/1/2046	50	38
	DTE Electric Co.	3.750%	8/15/2047	100	77
	DTE Electric Co.	3.950%	3/1/2049	78	61
	DTE Electric Co.	2.950%	3/1/2050	150	99
	DTE Electric Co.	3.650%	3/1/2052	250	184
	DTE Electric Co.	5.850%	5/15/2055	285	292
	DTE Energy Co.	4.950%	7/1/2027	100	101
	DTE Energy Co.	4.875%	6/1/2028	300	305
	DTE Energy Co.	5.100%	3/1/2029	200	205
	DTE Energy Co.	3.400%	6/15/2029	94	91
	DTE Energy Co.	2.950%	3/1/2030	60	57
	DTE Energy Co.	5.200%	4/1/2030	116	120
	DTE Energy Co.	5.850%	6/1/2034	364	388
	DTE Energy Co.	5.050%	10/1/2035	503	503
	Duke Energy Carolinas LLC	3.950%	11/15/2028	125	125
	Duke Energy Carolinas LLC	6.000%	12/1/2028	125	132
	Duke Energy Carolinas LLC	2.450%	8/15/2029	200	189
	Duke Energy Carolinas LLC	2.450%	2/1/2030	100	94
	Duke Energy Carolinas LLC	4.850%	3/15/2030	100	103
	Duke Energy Carolinas LLC	2.550%	4/15/2031	200	184
	Duke Energy Carolinas LLC	4.950%	1/15/2033	175	180
	Duke Energy Carolinas LLC	4.850%	1/15/2034	200	202
	Duke Energy Carolinas LLC	6.100%	6/1/2037	100	108
	Duke Energy Carolinas LLC	6.000%	1/15/2038	25	27
	Duke Energy Carolinas LLC	6.050%	4/15/2038	25	27
	Duke Energy Carolinas LLC	5.300%	2/15/2040	150	152
	Duke Energy Carolinas LLC	4.000%	9/30/2042	175	147
	Duke Energy Carolinas LLC	3.875%	3/15/2046	100	79
	Duke Energy Carolinas LLC	3.700%	12/1/2047	100	76
	Duke Energy Carolinas LLC	3.200%	8/15/2049	350	239
	Duke Energy Carolinas LLC	5.400%	1/15/2054	350	339
	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	260	260
	Duke Energy Corp.	3.150%	8/15/2027	140	138
	Duke Energy Corp.	4.300%	3/15/2028	200	201
	Duke Energy Corp.	2.450%	6/1/2030	100	93
	Duke Energy Corp.	2.550%	6/15/2031	200	182
	Duke Energy Corp.	5.750%	9/15/2033	100	106
	Duke Energy Corp.	5.450%	6/15/2034	100	104
	Duke Energy Corp.	4.950%	9/15/2035	139	138
	Duke Energy Corp.	4.800%	12/15/2045	125	111
	Duke Energy Corp.	3.750%	9/1/2046	180	136
	Duke Energy Corp.	4.200%	6/15/2049	115	90
	Duke Energy Corp.	3.500%	6/15/2051	140	97
	Duke Energy Corp.	6.100%	9/15/2053	350	361
	Duke Energy Corp.	5.800%	6/15/2054	575	568
	Duke Energy Corp.	6.450%	9/1/2054	150	157
	Duke Energy Corp.	3.250%	1/15/2082	200	194
	Duke Energy Florida LLC	3.800%	7/15/2028	100	100
	Duke Energy Florida LLC	2.500%	12/1/2029	425	401
	Duke Energy Florida LLC	1.750%	6/15/2030	100	90
	Duke Energy Florida LLC	4.200%	12/1/2030	25	25
	Duke Energy Florida LLC	2.400%	12/15/2031	200	181
	Duke Energy Florida LLC	4.850%	12/1/2035	100	100
	Duke Energy Florida LLC	6.350%	9/15/2037	225	250
	Duke Energy Florida LLC	6.400%	6/15/2038	200	223
	Duke Energy Florida LLC	3.850%	11/15/2042	100	82
	Duke Energy Florida LLC	3.400%	10/1/2046	100	73
	Duke Energy Florida LLC	4.200%	7/15/2048	100	81
	Duke Energy Florida LLC	6.200%	11/15/2053	380	406
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2031	59	57
	Duke Energy Indiana LLC	5.250%	3/1/2034	100	103
	Duke Energy Indiana LLC	6.350%	8/15/2038	590	651
	Duke Energy Indiana LLC	3.750%	5/15/2046	175	136

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	25
	Duke Energy Ohio Inc.	2.125%	6/1/2030	100	92
	Duke Energy Ohio Inc.	5.300%	6/15/2035	75	77
	Duke Energy Ohio Inc.	3.700%	6/15/2046	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/2054	100	97
	Duke Energy Progress LLC	2.000%	8/15/2031	200	178
	Duke Energy Progress LLC	5.250%	3/15/2033	350	364
	Duke Energy Progress LLC	5.100%	3/15/2034	100	103
	Duke Energy Progress LLC	5.050%	3/15/2035	201	205
	Duke Energy Progress LLC	4.375%	3/30/2044	300	257
	Duke Energy Progress LLC	3.700%	10/15/2046	50	38
	Duke Energy Progress LLC	3.600%	9/15/2047	50	37
	Duke Energy Progress LLC	5.350%	3/15/2053	150	143
	Duke Energy Progress LLC	5.550%	3/15/2055	241	238
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2030	46	45
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	100	86
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2043	100	77
	Edison International	5.750%	6/15/2027	25	25
	Edison International	5.250%	11/15/2028	50	51
	Edison International	5.450%	6/15/2029	100	102
	Edison International	6.950%	11/15/2029	250	266
	Edison International	5.250%	3/15/2032	60	60
	Emera US Finance LP	4.750%	6/15/2046	245	209
	Enel Chile SA	4.875%	6/12/2028	125	127
	Entergy Arkansas LLC	5.450%	6/1/2034	125	131
	Entergy Arkansas LLC	2.650%	6/15/2051	500	297
	Entergy Arkansas LLC	5.750%	6/1/2054	50	50
	Entergy Corp.	2.800%	6/15/2030	100	94
	Entergy Corp.	3.750%	6/15/2050	300	218
	Entergy Corp.	7.125%	12/1/2054	100	105
	Entergy Corp.	5.875%	6/15/2056	75	75
	Entergy Corp.	6.100%	6/15/2056	100	100
	Entergy Louisiana LLC	3.120%	9/1/2027	100	99
	Entergy Louisiana LLC	3.050%	6/1/2031	100	94
	Entergy Louisiana LLC	4.000%	3/15/2033	150	145
	Entergy Louisiana LLC	5.350%	3/15/2034	50	52
	Entergy Louisiana LLC	5.150%	9/15/2034	150	153
	Entergy Louisiana LLC	4.950%	1/15/2045	150	137
	Entergy Louisiana LLC	4.200%	9/1/2048	167	135
	Entergy Louisiana LLC	4.200%	4/1/2050	100	80
	Entergy Louisiana LLC	2.900%	3/15/2051	121	76
	Entergy Louisiana LLC	4.750%	9/15/2052	150	131
	Entergy Louisiana LLC	5.700%	3/15/2054	250	249
	Entergy Louisiana LLC	5.800%	3/15/2055	275	276
	Entergy Mississippi LLC	2.850%	6/1/2028	125	122
	Entergy Mississippi LLC	5.850%	6/1/2054	200	201
	Entergy Mississippi LLC	5.800%	4/15/2055	88	88
	Entergy Texas Inc.	4.000%	3/30/2029	100	100
	Entergy Texas Inc.	1.750%	3/15/2031	500	441
	Essential Utilities Inc.	4.800%	8/15/2027	500	506
	Essential Utilities Inc.	3.566%	5/1/2029	75	74
	Essential Utilities Inc.	2.704%	4/15/2030	100	94
	Essential Utilities Inc.	4.276%	5/1/2049	85	69
	Essential Utilities Inc.	3.351%	4/15/2050	200	138
	Evergy Inc.	2.900%	9/15/2029	400	381
	Evergy Kansas Central Inc.	3.100%	4/1/2027	100	99
	Evergy Kansas Central Inc.	5.250%	3/15/2035	46	47
	Evergy Kansas Central Inc.	4.125%	3/1/2042	510	429
	Evergy Kansas Central Inc.	3.250%	9/1/2049	100	68
	Evergy Metro Inc.	2.250%	6/1/2030	100	92
	Evergy Metro Inc.	4.950%	4/15/2033	100	102
	Evergy Metro Inc.	5.400%	4/1/2034	250	260
	Evergy Metro Inc.	5.125%	8/15/2035	227	229
	Evergy Metro Inc.	4.200%	6/15/2047	100	81
[5]	Evergy Missouri West Inc.	5.650%	6/1/2034	50	52
	Eversource Energy	3.300%	1/15/2028	100	98
	Eversource Energy	4.250%	4/1/2029	200	200
	Eversource Energy	5.850%	4/15/2031	400	422
	Eversource Energy	3.375%	3/1/2032	119	110
	Eversource Energy	5.125%	5/15/2033	100	101

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	5.950%	7/15/2034	375	396
	Eversource Energy	3.450%	1/15/2050	200	142
	Exelon Corp.	2.750%	3/15/2027	250	246
	Exelon Corp.	5.150%	3/15/2028	200	204
	Exelon Corp.	5.150%	3/15/2029	100	103
	Exelon Corp.	5.450%	3/15/2034	100	104
	Exelon Corp.	4.950%	6/15/2035	225	224
	Exelon Corp.	5.625%	6/15/2035	20	21
	Exelon Corp.	5.100%	6/15/2045	145	134
	Exelon Corp.	5.600%	3/15/2053	550	533
	Exelon Corp.	5.875%	3/15/2055	85	85
	Exelon Corp.	6.500%	3/15/2055	85	88
	FirstEnergy Corp.	3.900%	7/15/2027	100	100
	FirstEnergy Corp.	2.250%	9/1/2030	150	136
	FirstEnergy Corp.	4.850%	7/15/2047	150	132
	FirstEnergy Corp.	3.400%	3/1/2050	250	173
	FirstEnergy Transmission LLC	4.550%	1/15/2030	100	101
[5]	FirstEnergy Transmission LLC	4.750%	1/15/2033	100	100
	FirstEnergy Transmission LLC	5.000%	1/15/2035	50	50
	Florida Power & Light Co.	3.300%	5/30/2027	50	50
	Florida Power & Light Co.	4.400%	5/15/2028	200	202
	Florida Power & Light Co.	5.150%	6/15/2029	150	156
	Florida Power & Light Co.	4.625%	5/15/2030	200	204
	Florida Power & Light Co.	2.450%	2/3/2032	200	181
	Florida Power & Light Co.	5.100%	4/1/2033	200	207
	Florida Power & Light Co.	4.800%	5/15/2033	200	204
	Florida Power & Light Co.	5.625%	4/1/2034	25	27
	Florida Power & Light Co.	5.300%	6/15/2034	150	157
	Florida Power & Light Co.	4.700%	2/15/2036	190	188
	Florida Power & Light Co.	5.960%	4/1/2039	325	350
	Florida Power & Light Co.	4.125%	2/1/2042	170	148
	Florida Power & Light Co.	4.050%	6/1/2042	125	107
	Florida Power & Light Co.	3.700%	12/1/2047	150	115
	Florida Power & Light Co.	3.950%	3/1/2048	275	220
	Florida Power & Light Co.	3.150%	10/1/2049	205	140
	Florida Power & Light Co.	2.875%	12/4/2051	500	318
	Florida Power & Light Co.	5.600%	6/15/2054	150	151
	Florida Power & Light Co.	5.700%	3/15/2055	60	61
	Florida Power & Light Co.	5.800%	3/15/2065	60	61
	Florida Power & Light Co.	5.600%	2/15/2066	174	172
	Georgia Power Co.	5.004%	2/23/2027	75	76
	Georgia Power Co.	4.650%	5/16/2028	200	203
	Georgia Power Co.	4.000%	10/1/2028	167	168
	Georgia Power Co.	4.550%	3/15/2030	500	508
	Georgia Power Co.	4.850%	3/15/2031	284	291
	Georgia Power Co.	4.950%	5/17/2033	200	204
	Georgia Power Co.	5.250%	3/15/2034	150	155
	Georgia Power Co.	5.200%	3/15/2035	510	524
	Georgia Power Co.	4.750%	9/1/2040	175	166
	Georgia Power Co.	4.300%	3/15/2043	100	86
	Georgia Power Co.	5.125%	5/15/2052	245	228
	Georgia Power Co.	5.500%	10/1/2055	150	146
	Iberdrola International BV	6.750%	7/15/2036	75	86
	Idaho Power Co.	5.200%	8/15/2034	50	51
	Idaho Power Co.	5.500%	3/15/2053	150	146
	Idaho Power Co.	5.800%	4/1/2054	200	203
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	250
	Indiana Michigan Power Co.	4.250%	8/15/2048	100	81
	Indiana Michigan Power Co.	5.625%	4/1/2053	100	99
	Interstate Power & Light Co.	4.100%	9/26/2028	125	125
	Interstate Power & Light Co.	3.600%	4/1/2029	60	59
	Interstate Power & Light Co.	2.300%	6/1/2030	100	92
	Interstate Power & Light Co.	4.950%	9/30/2034	50	50
	Interstate Power & Light Co.	5.600%	6/29/2035	125	130
	Interstate Power & Light Co.	6.250%	7/15/2039	50	53
	Interstate Power & Light Co.	3.700%	9/15/2046	75	56
	Interstate Power & Light Co.	5.450%	9/30/2054	100	95
	IPALCO Enterprises Inc.	5.750%	4/1/2034	100	102
	ITC Holdings Corp.	3.350%	11/15/2027	100	99
	ITC Holdings Corp.	5.300%	7/1/2043	200	193

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Jersey Central Power & Light Co.	4.150%	1/15/2029	236	236
[5]	Jersey Central Power & Light Co.	4.400%	1/15/2031	150	149
	Jersey Central Power & Light Co.	5.100%	1/15/2035	50	51
[5]	Jersey Central Power & Light Co.	5.150%	1/15/2036	150	152
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	58	56
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	197	189
	Kentucky Utilities Co.	5.125%	11/1/2040	125	123
	Kentucky Utilities Co.	4.375%	10/1/2045	100	85
	Kentucky Utilities Co.	3.300%	6/1/2050	200	138
	Kentucky Utilities Co.	5.850%	8/15/2055	147	148
	Louisville Gas & Electric Co.	4.250%	4/1/2049	170	139
	Louisville Gas & Electric Co.	5.850%	8/15/2055	190	191
	MidAmerican Energy Co.	3.100%	5/1/2027	150	149
	MidAmerican Energy Co.	3.650%	4/15/2029	200	198
	MidAmerican Energy Co.	6.750%	12/30/2031	125	141
	MidAmerican Energy Co.	4.800%	9/15/2043	100	91
	MidAmerican Energy Co.	3.950%	8/1/2047	100	79
	MidAmerican Energy Co.	3.650%	8/1/2048	125	94
	MidAmerican Energy Co.	4.250%	7/15/2049	200	164
	MidAmerican Energy Co.	5.850%	9/15/2054	300	308
	MidAmerican Energy Co.	5.300%	2/1/2055	125	118
	Mississippi Power Co.	4.250%	3/15/2042	100	86
	National Fuel Gas Co.	4.750%	9/1/2028	50	51
	National Fuel Gas Co.	2.950%	3/1/2031	100	91
	National Fuel Gas Co.	5.950%	3/15/2035	110	115
	National Grid plc	5.809%	6/12/2033	300	319
	National Grid plc	5.418%	1/11/2034	150	155
	National Grid USA	5.803%	4/1/2035	50	52
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	100	100
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	150	151
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	150	149
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	100	100
	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	75	77
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	300	296
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	100	93
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	129	129
	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	75	77
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	100	86
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	204	198
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	53	52
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	100	102
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	100	84
	Nevada Power Co.	3.700%	5/1/2029	200	197
	Nevada Power Co.	2.400%	5/1/2030	75	69
	Nevada Power Co.	6.750%	7/1/2037	75	84
	Nevada Power Co.	3.125%	8/1/2050	150	98
	Nevada Power Co.	6.000%	3/15/2054	100	102
	Nevada Power Co.	6.250%	5/15/2055	50	50
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	250	249
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	135
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	150	153
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	222	226
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	154
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	100	98
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	100	95
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	250	258
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	500	460
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	225	234
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	179	183
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	214	219
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	585	605
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	204	190
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	150	145
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	225	240
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	208
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	400	405
	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	125	123
	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	100	101
	NiSource Inc.	3.490%	5/15/2027	250	248
	NiSource Inc.	5.250%	3/30/2028	200	205

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NiSource Inc.	5.200%	7/1/2029	150	155
NiSource Inc.	2.950%	9/1/2029	200	192
NiSource Inc.	3.600%	5/1/2030	200	194
NiSource Inc.	1.700%	2/15/2031	300	263
NiSource Inc.	5.350%	4/1/2034	200	206
NiSource Inc.	5.350%	7/15/2035	400	409
NiSource Inc.	5.950%	6/15/2041	77	80
NiSource Inc.	5.650%	2/1/2045	100	99
NiSource Inc.	5.000%	6/15/2052	63	56
NiSource Inc.	6.375%	3/31/2055	100	104
NiSource Inc.	5.850%	4/1/2055	420	418
NiSource Inc.	5.750%	7/15/2056	100	101
Northern States Power Co.	5.050%	5/15/2035	75	76
Northern States Power Co.	6.250%	6/1/2036	75	83
Northern States Power Co.	6.200%	7/1/2037	50	55
Northern States Power Co.	5.350%	11/1/2039	175	177
Northern States Power Co.	3.400%	8/15/2042	105	82
Northern States Power Co.	2.900%	3/1/2050	250	164
Northern States Power Co.	2.600%	6/1/2051	63	38
Northern States Power Co.	5.100%	5/15/2053	150	139
Northern States Power Co.	5.400%	3/15/2054	200	194
Northern States Power Co.	5.650%	6/15/2054	200	201
Northern States Power Co.	5.650%	5/15/2055	50	50
NorthWestern Corp.	4.176%	11/15/2044	115	95
NSTAR Electric Co.	3.200%	5/15/2027	125	124
NSTAR Electric Co.	3.250%	5/15/2029	50	49
NSTAR Electric Co.	4.850%	3/1/2030	70	72
NSTAR Electric Co.	5.400%	6/1/2034	100	104
NSTAR Electric Co.	5.200%	3/1/2035	450	459
NSTAR Electric Co.	5.500%	3/15/2040	75	76
NSTAR Electric Co.	4.950%	9/15/2052	74	67
OGE Energy Corp.	5.450%	5/15/2029	50	52
Oglethorpe Power Corp.	5.950%	11/1/2039	50	52
Oglethorpe Power Corp.	5.375%	11/1/2040	275	272
Oglethorpe Power Corp.	6.200%	12/1/2053	150	154
Oglethorpe Power Corp.	5.800%	6/1/2054	75	73
Oglethorpe Power Corp.	5.900%	2/1/2055	175	173
Ohio Edison Co.	6.875%	7/15/2036	100	114
Ohio Power Co.	5.650%	6/1/2034	50	52
Ohio Power Co.	4.150%	4/1/2048	100	79
Ohio Power Co.	4.000%	6/1/2049	190	146
Ohio Power Co.	2.900%	10/1/2051	225	139
Oklahoma Gas & Electric Co.	3.800%	8/15/2028	75	75
Oklahoma Gas & Electric Co.	3.300%	3/15/2030	100	96
Oklahoma Gas & Electric Co.	3.250%	4/1/2030	100	96
Oklahoma Gas & Electric Co.	5.400%	1/15/2033	80	84
Oklahoma Gas & Electric Co.	4.150%	4/1/2047	50	40
Oklahoma Gas & Electric Co.	3.850%	8/15/2047	75	58
Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	50	50
Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	100	102
Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	50	57
Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	200	213
Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	125	149
Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	124
Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	68
Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	37	36
Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	100	78
Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	50	38
Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	200	151
Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	250	149
Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	178
Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	63	60
Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	200	194
ONE Gas Inc.	5.100%	4/1/2029	100	103
ONE Gas Inc.	2.000%	5/15/2030	100	91
ONE Gas Inc.	4.658%	2/1/2044	125	111
ONE Gas Inc.	4.500%	11/1/2048	75	64
Pacific Gas & Electric Co.	3.300%	3/15/2027	500	494
Pacific Gas & Electric Co.	3.300%	12/1/2027	800	787
Pacific Gas & Electric Co.	5.000%	6/4/2028	32	33

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.000%	6/15/2028	200	194
	Pacific Gas & Electric Co.	3.750%	7/1/2028	300	296
	Pacific Gas & Electric Co.	6.100%	1/15/2029	520	544
	Pacific Gas & Electric Co.	5.550%	5/15/2029	200	206
	Pacific Gas & Electric Co.	4.550%	7/1/2030	400	398
	Pacific Gas & Electric Co.	2.500%	2/1/2031	500	450
	Pacific Gas & Electric Co.	4.400%	3/1/2032	81	79
	Pacific Gas & Electric Co.	5.900%	6/15/2032	200	209
	Pacific Gas & Electric Co.	5.050%	10/15/2032	125	126
	Pacific Gas & Electric Co.	6.150%	1/15/2033	200	212
	Pacific Gas & Electric Co.	6.400%	6/15/2033	46	50
	Pacific Gas & Electric Co.	6.950%	3/15/2034	140	156
	Pacific Gas & Electric Co.	5.700%	3/1/2035	198	204
	Pacific Gas & Electric Co.	4.500%	7/1/2040	500	436
	Pacific Gas & Electric Co.	4.300%	3/15/2045	200	159
	Pacific Gas & Electric Co.	3.950%	12/1/2047	200	149
	Pacific Gas & Electric Co.	4.950%	7/1/2050	575	486
	Pacific Gas & Electric Co.	6.750%	1/15/2053	500	532
	Pacific Gas & Electric Co.	6.700%	4/1/2053	200	211
	Pacific Gas & Electric Co.	5.900%	10/1/2054	300	287
	Pacific Gas & Electric Co.	6.150%	3/1/2055	191	189
	Pacific Gas & Electric Co.	6.100%	10/15/2055	100	98
	PacifiCorp	3.500%	6/15/2029	200	194
	PacifiCorp	2.700%	9/15/2030	50	46
	PacifiCorp	5.300%	2/15/2031	48	49
	PacifiCorp	7.700%	11/15/2031	250	284
	PacifiCorp	5.450%	2/15/2034	100	101
	PacifiCorp	5.250%	6/15/2035	56	56
	PacifiCorp	6.100%	8/1/2036	100	104
	PacifiCorp	6.250%	10/15/2037	125	130
	PacifiCorp	6.350%	7/15/2038	75	78
	PacifiCorp	6.000%	1/15/2039	116	118
	PacifiCorp	4.100%	2/1/2042	56	44
	PacifiCorp	4.125%	1/15/2049	50	37
	PacifiCorp	4.150%	2/15/2050	150	111
	PacifiCorp	5.350%	12/1/2053	100	88
	PacifiCorp	5.500%	5/15/2054	200	179
	PacifiCorp	5.800%	1/15/2055	260	242
	PECO Energy Co.	4.900%	6/15/2033	400	409
	PECO Energy Co.	4.875%	9/15/2035	75	76
	PECO Energy Co.	3.900%	3/1/2048	75	59
	PECO Energy Co.	2.800%	6/15/2050	200	125
	PECO Energy Co.	5.250%	9/15/2054	50	47
	PECO Energy Co.	5.650%	9/15/2055	175	174
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	100	83
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	100	73
	PG&E Recovery Funding LLC	4.838%	6/1/2035	130	132
	PG&E Recovery Funding LLC	5.256%	1/15/2040	280	287
	PG&E Recovery Funding LLC	5.231%	6/1/2042	150	152
	PG&E Recovery Funding LLC	5.536%	7/15/2049	90	90
	PG&E Recovery Funding LLC	5.529%	6/1/2051	150	150
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2032	87	86
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2033	34	34
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2038	100	97
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2039	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2043	75	75
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	250	222
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	200	194
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2053	100	88
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	75	70
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	110	108
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	75	78
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	100	102
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	50	45
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	75	56
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	137
	Pinnacle West Capital Corp.	4.900%	5/15/2028	75	76
	Pinnacle West Capital Corp.	5.150%	5/15/2030	75	77
	Potomac Electric Power Co.	5.200%	3/15/2034	50	51
	Potomac Electric Power Co.	6.500%	11/15/2037	250	281

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	4.150%	3/15/2043	150	127
	Potomac Electric Power Co.	5.500%	3/15/2054	50	48
	PPL Electric Utilities Corp.	5.000%	5/15/2033	200	205
	PPL Electric Utilities Corp.	4.850%	2/15/2034	97	98
	PPL Electric Utilities Corp.	6.250%	5/15/2039	100	110
	PPL Electric Utilities Corp.	4.150%	10/1/2045	155	130
	PPL Electric Utilities Corp.	3.950%	6/1/2047	75	61
	PPL Electric Utilities Corp.	5.550%	8/15/2055	79	79
	Progress Energy Inc.	7.000%	10/30/2031	119	134
	Public Service Co. of Colorado	3.700%	6/15/2028	75	75
	Public Service Co. of Colorado	1.900%	1/15/2031	100	89
	Public Service Co. of Colorado	1.875%	6/15/2031	100	88
	Public Service Co. of Colorado	4.100%	6/1/2032	50	49
	Public Service Co. of Colorado	5.350%	5/15/2034	400	412
	Public Service Co. of Colorado	5.150%	9/15/2035	396	401
	Public Service Co. of Colorado	4.100%	6/15/2048	75	60
	Public Service Co. of Colorado	2.700%	1/15/2051	100	60
	Public Service Co. of Colorado	5.250%	4/1/2053	200	186
	Public Service Co. of Colorado	5.750%	5/15/2054	200	200
	Public Service Co. of Colorado	5.850%	5/15/2055	400	406
	Public Service Co. of New Hampshire	3.600%	7/1/2049	75	55
	Public Service Co. of New Hampshire	5.150%	1/15/2053	54	50
	Public Service Co. of Oklahoma	5.250%	1/15/2033	85	87
	Public Service Co. of Oklahoma	5.200%	1/15/2035	100	101
	Public Service Co. of Oklahoma	5.450%	1/15/2036	200	205
	Public Service Electric & Gas Co.	3.000%	5/15/2027	75	74
	Public Service Electric & Gas Co.	3.200%	5/15/2029	70	68
	Public Service Electric & Gas Co.	2.450%	1/15/2030	50	47
	Public Service Electric & Gas Co.	5.200%	3/1/2034	100	103
	Public Service Electric & Gas Co.	4.850%	8/1/2034	400	403
	Public Service Electric & Gas Co.	5.050%	3/1/2035	100	102
	Public Service Electric & Gas Co.	4.900%	8/15/2035	217	218
	Public Service Electric & Gas Co.	3.800%	3/1/2046	250	197
	Public Service Electric & Gas Co.	3.850%	5/1/2049	200	154
	Public Service Electric & Gas Co.	3.150%	1/1/2050	200	136
	Public Service Electric & Gas Co.	2.050%	8/1/2050	500	270
	Public Service Electric & Gas Co.	5.450%	3/1/2054	100	98
	Public Service Electric & Gas Co.	5.300%	8/1/2054	250	239
	Public Service Electric & Gas Co.	5.500%	3/1/2055	100	98
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	100	104
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	200	206
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	443
	Puget Energy Inc.	4.100%	6/15/2030	100	98
	Puget Energy Inc.	5.725%	3/15/2035	120	123
	Puget Sound Energy Inc.	5.330%	6/15/2034	100	103
	Puget Sound Energy Inc.	6.274%	3/15/2037	125	137
	Puget Sound Energy Inc.	5.757%	10/1/2039	125	130
	Puget Sound Energy Inc.	4.300%	5/20/2045	100	83
	Puget Sound Energy Inc.	4.223%	6/15/2048	125	102
	Puget Sound Energy Inc.	3.250%	9/15/2049	90	61
	Puget Sound Energy Inc.	5.685%	6/15/2054	50	50
	Puget Sound Energy Inc.	5.598%	9/15/2055	107	104
	San Diego Gas & Electric Co.	1.700%	10/1/2030	500	446
	San Diego Gas & Electric Co.	3.000%	3/15/2032	200	184
	San Diego Gas & Electric Co.	5.400%	4/15/2035	94	97
	San Diego Gas & Electric Co.	4.500%	8/15/2040	100	91
	San Diego Gas & Electric Co.	3.750%	6/1/2047	75	57
	San Diego Gas & Electric Co.	3.320%	4/15/2050	100	69
	San Diego Gas & Electric Co.	3.700%	3/15/2052	100	73
	San Diego Gas & Electric Co.	5.350%	4/1/2053	150	142
	San Diego Gas & Electric Co.	5.550%	4/15/2054	250	243
	SCE Recovery Funding LLC	4.697%	6/15/2042	66	66
	SCE Recovery Funding LLC	2.943%	11/15/2044	50	42
[2]	SCE Recovery Funding LLC	5.341%	3/15/2047	150	150
	SCE Recovery Funding LLC	3.240%	11/15/2048	50	36
	SCE Recovery Funding LLC	5.112%	12/14/2049	50	48
	Sempra	3.250%	6/15/2027	150	148
	Sempra	3.400%	2/1/2028	200	197
	Sempra	3.800%	2/1/2038	200	172
	Sempra	6.000%	10/15/2039	150	156

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sempra	4.000%	2/1/2048	175	134
Sempra	4.125%	4/1/2052	200	196
Sempra	6.400%	10/1/2054	150	152
Sempra	6.875%	10/1/2054	250	257
Sempra	6.550%	4/1/2055	150	153
Sempra	6.375%	4/1/2056	81	83
Sierra Pacific Power Co.	6.200%	12/15/2055	125	124
Southern California Edison Co.	3.650%	3/1/2028	100	99
Southern California Edison Co.	5.300%	3/1/2028	200	204
Southern California Edison Co.	4.200%	3/1/2029	75	74
Southern California Edison Co.	6.650%	4/1/2029	75	79
Southern California Edison Co.	5.150%	6/1/2029	200	204
Southern California Edison Co.	2.850%	8/1/2029	275	261
Southern California Edison Co.	2.250%	6/1/2030	300	272
Southern California Edison Co.	2.500%	6/1/2031	200	179
Southern California Edison Co.	5.450%	6/1/2031	200	207
Southern California Edison Co.	2.750%	2/1/2032	130	116
Southern California Edison Co.	5.950%	11/1/2032	200	212
Southern California Edison Co.	5.200%	6/1/2034	250	251
Southern California Edison Co.	5.450%	3/1/2035	150	152
Southern California Edison Co.	5.750%	4/1/2035	75	78
Southern California Edison Co.	5.350%	7/15/2035	200	201
Southern California Edison Co.	5.625%	2/1/2036	125	126
Southern California Edison Co.	5.500%	3/15/2040	100	98
Southern California Edison Co.	4.500%	9/1/2040	275	241
Southern California Edison Co.	4.050%	3/15/2042	208	165
Southern California Edison Co.	4.000%	4/1/2047	135	101
Southern California Edison Co.	4.125%	3/1/2048	100	76
Southern California Edison Co.	4.875%	3/1/2049	100	84
Southern California Edison Co.	3.650%	6/1/2051	200	137
Southern California Edison Co.	3.450%	2/1/2052	200	133
Southern California Edison Co.	5.450%	6/1/2052	100	90
Southern California Edison Co.	5.700%	3/1/2053	200	186
Southern California Edison Co.	5.875%	12/1/2053	150	144
Southern California Edison Co.	5.750%	4/15/2054	150	140
Southern California Edison Co.	5.900%	3/1/2055	150	144
Southern California Gas Co.	2.950%	4/15/2027	200	198
Southern California Gas Co.	2.550%	2/1/2030	150	141
Southern California Gas Co.	5.050%	9/1/2034	100	102
Southern California Gas Co.	5.450%	6/15/2035	75	78
Southern California Gas Co.	3.750%	9/15/2042	75	60
Southern California Gas Co.	4.125%	6/1/2048	75	60
Southern California Gas Co.	3.950%	2/15/2050	70	54
Southern California Gas Co.	6.350%	11/15/2052	300	324
Southern California Gas Co.	5.750%	6/1/2053	100	99
Southern California Gas Co.	5.600%	4/1/2054	50	49
Southern California Gas Co.	6.000%	6/15/2055	50	51
Southern Co.	5.113%	8/1/2027	200	203
Southern Co.	1.750%	3/15/2028	300	286
Southern Co.	4.850%	6/15/2028	200	204
Southern Co.	5.500%	3/15/2029	150	156
Southern Co.	5.700%	10/15/2032	90	95
Southern Co.	4.850%	3/15/2035	500	494
Southern Co.	4.250%	7/1/2036	200	187
Southern Co.	6.375%	3/15/2055	312	325
Southern Co. Gas Capital Corp.	4.050%	9/15/2028	32	32
Southern Co. Gas Capital Corp.	1.750%	1/15/2031	89	79
Southern Co. Gas Capital Corp.	5.150%	9/15/2032	90	92
Southern Co. Gas Capital Corp.	4.950%	9/15/2034	150	151
Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	57
Southern Co. Gas Capital Corp.	5.875%	3/15/2041	75	77
Southern Co. Gas Capital Corp.	4.400%	6/1/2043	50	43
Southern Co. Gas Capital Corp.	4.400%	5/30/2047	100	83
Southern Power Co.	4.250%	10/1/2030	44	44
Southern Power Co.	4.900%	10/1/2035	65	64
Southern Power Co.	5.150%	9/15/2041	77	74
Southern Power Co.	5.250%	7/15/2043	50	48
Southern Power Co.	4.950%	12/15/2046	75	67
Southwest Gas Corp.	3.700%	4/1/2028	50	50
Southwest Gas Corp.	2.200%	6/15/2030	350	318

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	4.050%	3/15/2032	200	193
	Southwest Gas Corp.	3.800%	9/29/2046	75	57
	Southwest Gas Corp.	4.150%	6/1/2049	25	20
	Southwestern Electric Power Co.	4.100%	9/15/2028	100	100
	Southwestern Electric Power Co.	6.200%	3/15/2040	75	80
	Southwestern Electric Power Co.	3.900%	4/1/2045	100	77
	Southwestern Electric Power Co.	3.850%	2/1/2048	175	130
	Southwestern Electric Power Co.	3.250%	11/1/2051	200	132
	Southwestern Public Service Co.	5.300%	5/15/2035	125	128
	Southwestern Public Service Co.	4.500%	8/15/2041	100	89
	Southwestern Public Service Co.	3.700%	8/15/2047	75	56
	Southwestern Public Service Co.	3.750%	6/15/2049	75	55
	Southwestern Public Service Co.	3.150%	5/1/2050	100	66
	Southwestern Public Service Co.	6.000%	6/1/2054	200	205
	Spire Inc.	6.250%	6/1/2056	86	85
	Spire Inc.	6.450%	6/1/2056	50	50
	Spire Missouri Inc.	5.150%	8/15/2034	50	51
	System Energy Resources Inc.	5.300%	12/15/2034	100	101
	Tampa Electric Co.	4.300%	6/15/2048	75	62
	Tampa Electric Co.	4.450%	6/15/2049	125	104
	Tampa Electric Co.	3.625%	6/15/2050	50	36
	Tampa Electric Co.	5.000%	7/15/2052	100	91
	Toledo Edison Co.	6.150%	5/15/2037	75	82
	Tucson Electric Power Co.	5.200%	9/15/2034	50	51
	Tucson Electric Power Co.	4.000%	6/15/2050	100	76
	Tucson Electric Power Co.	5.500%	4/15/2053	66	63
	Union Electric Co.	2.950%	6/15/2027	72	71
	Union Electric Co.	2.950%	3/15/2030	350	333
	Union Electric Co.	2.150%	3/15/2032	200	176
	Union Electric Co.	5.200%	4/1/2034	250	257
	Union Electric Co.	5.250%	4/15/2035	100	103
	Union Electric Co.	8.450%	3/15/2039	150	194
	Union Electric Co.	3.650%	4/15/2045	125	97
	Union Electric Co.	4.000%	4/1/2048	175	139
	Union Electric Co.	3.250%	10/1/2049	175	119
	Union Electric Co.	3.900%	4/1/2052	100	76
	Union Electric Co.	5.250%	1/15/2054	150	140
	Union Electric Co.	5.125%	3/15/2055	50	46
	Virginia Electric & Power Co.	3.500%	3/15/2027	250	249
	Virginia Electric & Power Co.	3.800%	4/1/2028	150	149
	Virginia Electric & Power Co.	2.875%	7/15/2029	275	264
	Virginia Electric & Power Co.	2.300%	11/15/2031	200	178
	Virginia Electric & Power Co.	2.400%	3/30/2032	200	178
	Virginia Electric & Power Co.	5.000%	4/1/2033	200	205
	Virginia Electric & Power Co.	5.050%	8/15/2034	50	51
	Virginia Electric & Power Co.	5.150%	3/15/2035	200	204
	Virginia Electric & Power Co.	4.900%	9/15/2035	294	293
	Virginia Electric & Power Co.	6.000%	1/15/2036	125	134
	Virginia Electric & Power Co.	6.000%	5/15/2037	150	161
	Virginia Electric & Power Co.	6.350%	11/30/2037	50	55
	Virginia Electric & Power Co.	4.450%	2/15/2044	125	108
	Virginia Electric & Power Co.	4.200%	5/15/2045	75	62
	Virginia Electric & Power Co.	4.000%	11/15/2046	100	79
	Virginia Electric & Power Co.	3.800%	9/15/2047	100	77
	Virginia Electric & Power Co.	4.600%	12/1/2048	175	150
	Virginia Electric & Power Co.	3.300%	12/1/2049	98	67
	Virginia Electric & Power Co.	2.450%	12/15/2050	110	63
	Virginia Electric & Power Co.	2.950%	11/15/2051	200	126
	Virginia Electric & Power Co.	5.450%	4/1/2053	200	190
	Virginia Electric & Power Co.	5.700%	8/15/2053	150	148
	Virginia Electric & Power Co.	5.550%	8/15/2054	275	267
	Virginia Electric & Power Co.	5.650%	3/15/2055	200	196
	Virginia Electric & Power Co.	5.600%	9/15/2055	197	191
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	12	12
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2033	150	154
	Washington Gas Light Co.	3.796%	9/15/2046	100	78
	Washington Gas Light Co.	3.650%	9/15/2049	30	22
	WEC Energy Group Inc.	4.750%	1/15/2028	250	254
	WEC Energy Group Inc.	2.200%	12/15/2028	200	190
	WEC Energy Group Inc.	5.625%	5/15/2056	75	75

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Electric Power Co.	3.950%	3/1/2029	75	75
Wisconsin Electric Power Co.	5.000%	5/15/2029	100	103
Wisconsin Electric Power Co.	4.150%	10/15/2030	70	70
Wisconsin Electric Power Co.	4.750%	9/30/2032	90	92
Wisconsin Electric Power Co.	4.600%	10/1/2034	50	50
Wisconsin Electric Power Co.	4.300%	10/15/2048	100	83
Wisconsin Electric Power Co.	5.050%	10/1/2054	100	92
Wisconsin Power & Light Co.	5.375%	3/30/2034	50	52
Wisconsin Power & Light Co.	6.375%	8/15/2037	100	110
Wisconsin Power & Light Co.	3.650%	4/1/2050	50	36
Wisconsin Power & Light Co.	5.700%	12/15/2055	35	34
Wisconsin Public Service Corp.	4.550%	12/1/2029	50	51
Wisconsin Public Service Corp.	3.300%	9/1/2049	125	87
Xcel Energy Inc.	3.350%	12/1/2026	75	75
Xcel Energy Inc.	4.000%	6/15/2028	75	75
Xcel Energy Inc.	2.600%	12/1/2029	200	188
Xcel Energy Inc.	3.400%	6/1/2030	250	240
Xcel Energy Inc.	4.600%	6/1/2032	200	199
Xcel Energy Inc.	5.500%	3/15/2034	200	206
Xcel Energy Inc.	5.600%	4/15/2035	272	282
Xcel Energy Inc.	3.500%	12/1/2049	100	72
				127,946
Total Corporate Bonds (Cost $1,360,093)				1,290,570
Sovereign Bonds (3.3%)
African Development Bank	4.625%	1/4/2027	300	303
African Development Bank	4.125%	2/25/2027	600	603
African Development Bank	4.375%	11/3/2027	500	507
African Development Bank	4.375%	3/14/2028	375	381
African Development Bank	3.875%	6/12/2028	317	319
African Development Bank	3.500%	9/18/2029	375	373
African Development Bank	4.500%	6/12/2035	95	97
African Development Bank	5.750%	Perpetual	200	201
Asian Development Bank	2.625%	1/12/2027	200	198
Asian Development Bank	4.125%	1/12/2027	500	502
Asian Development Bank	1.500%	1/20/2027	1,125	1,100
Asian Development Bank	2.375%	8/10/2027	275	270
Asian Development Bank	6.220%	8/15/2027	100	104
Asian Development Bank	3.125%	8/20/2027	725	720
Asian Development Bank	2.500%	11/2/2027	673	661
Asian Development Bank	4.375%	1/14/2028	368	374
Asian Development Bank	3.750%	4/25/2028	525	527
Asian Development Bank	1.250%	6/9/2028	210	199
Asian Development Bank	5.820%	6/16/2028	148	155
Asian Development Bank	4.500%	8/25/2028	625	640
Asian Development Bank	3.125%	9/26/2028	130	128
Asian Development Bank	4.375%	3/6/2029	500	511
Asian Development Bank	3.625%	8/28/2029	540	540
Asian Development Bank	1.750%	9/19/2029	200	187
Asian Development Bank	1.875%	1/24/2030	200	186
Asian Development Bank	4.125%	5/30/2030	710	721
Asian Development Bank	3.750%	8/28/2030	350	350
Asian Development Bank	0.750%	10/8/2030	500	434
Asian Development Bank	1.500%	3/4/2031	500	447
Asian Development Bank	3.125%	4/27/2032	400	381
Asian Development Bank	3.875%	9/28/2032	225	224
Asian Development Bank	4.000%	1/12/2033	380	380
Asian Development Bank	3.875%	6/14/2033	425	420
Asian Development Bank	4.125%	1/12/2034	500	501
Asian Development Bank	4.375%	3/22/2035	823	835
Asian Infrastructure Investment Bank	4.000%	1/18/2028	450	454
Asian Infrastructure Investment Bank	3.625%	9/15/2028	743	744
Asian Infrastructure Investment Bank	4.125%	1/18/2029	300	304
Asian Infrastructure Investment Bank	4.500%	1/16/2030	295	303
Asian Infrastructure Investment Bank	4.250%	3/13/2034	150	151
Asian Infrastructure Investment Bank	4.500%	5/21/2035	193	198
Canada	3.750%	4/26/2028	525	527
Canada	4.625%	4/30/2029	355	366
Canada	4.000%	3/18/2030	600	606

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Corp. Andina de Fomento	2.250%	2/8/2027	210	206
	Corp. Andina de Fomento	6.000%	4/26/2027	200	205
	Corp. Andina de Fomento	4.125%	1/7/2028	50	50
	Corp. Andina de Fomento	4.125%	6/30/2028	129	130
	Corp. Andina de Fomento	5.000%	1/22/2030	357	369
	Council of Europe Development Bank	4.625%	6/11/2027	124	126
	Council of Europe Development Bank	3.625%	1/26/2028	280	280
	Council of Europe Development Bank	4.125%	1/24/2029	100	101
	Council of Europe Development Bank	4.500%	1/15/2030	350	360
	European Bank for Reconstruction & Development	4.375%	3/9/2028	400	407
	European Bank for Reconstruction & Development	4.125%	1/25/2029	800	811
	European Bank for Reconstruction & Development	4.250%	3/13/2034	200	202
	European Investment Bank	1.375%	3/15/2027	600	585
	European Investment Bank	4.375%	3/19/2027	725	732
	European Investment Bank	2.375%	5/24/2027	225	221
	European Investment Bank	0.625%	10/21/2027	500	475
	European Investment Bank	3.250%	11/15/2027	500	498
	European Investment Bank	3.875%	3/15/2028	1,100	1,107
	European Investment Bank	3.875%	6/15/2028	1,075	1,083
	European Investment Bank	4.500%	10/16/2028	600	615
	European Investment Bank	4.000%	2/15/2029	500	506
	European Investment Bank	4.750%	6/15/2029	875	907
	European Investment Bank	1.625%	10/9/2029	125	116
	European Investment Bank	3.750%	11/15/2029	880	883
	European Investment Bank	4.500%	3/14/2030	1,499	1,544
	European Investment Bank	0.875%	5/17/2030	200	177
	European Investment Bank	3.625%	7/15/2030	800	796
	European Investment Bank	0.750%	9/23/2030	500	435
	European Investment Bank	3.875%	10/15/2030	600	603
	European Investment Bank	4.250%	8/16/2032	1,400	1,422
	European Investment Bank	3.750%	2/14/2033	425	418
	European Investment Bank	4.125%	2/13/2034	775	776
	European Investment Bank	4.625%	2/12/2035	1,462	1,512
	European Investment Bank	4.875%	2/15/2036	325	342
[7]	Export Development Canada	3.000%	5/25/2027	450	446
[7]	Export Development Canada	3.750%	9/7/2027	440	441
[7]	Export Development Canada	3.875%	2/14/2028	400	402
[7]	Export Development Canada	4.125%	2/13/2029	600	609
[7]	Export Development Canada	4.000%	6/20/2030	250	253
[7]	Export Development Canada	4.750%	6/5/2034	175	183
	Export-Import Bank of Korea	4.625%	1/11/2027	200	202
	Export-Import Bank of Korea	1.625%	1/18/2027	200	196
	Export-Import Bank of Korea	4.000%	9/11/2027	200	201
	Export-Import Bank of Korea	4.250%	9/15/2027	200	202
	Export-Import Bank of Korea	4.625%	1/14/2028	200	203
	Export-Import Bank of Korea	4.500%	1/11/2029	300	305
	Export-Import Bank of Korea	4.000%	9/11/2029	200	200
	Export-Import Bank of Korea	1.250%	9/21/2030	500	442
	Export-Import Bank of Korea	3.750%	9/22/2030	200	198
	Export-Import Bank of Korea	2.125%	1/18/2032	200	178
	Export-Import Bank of Korea	5.125%	1/11/2033	200	209
	Export-Import Bank of Korea	5.125%	9/18/2033	200	210
	Export-Import Bank of Korea	2.500%	6/29/2041	70	51
	Inter-American Development Bank	4.375%	2/1/2027	400	403
	Inter-American Development Bank	2.375%	7/7/2027	450	442
	Inter-American Development Bank	0.625%	9/16/2027	800	762
	Inter-American Development Bank	4.000%	1/12/2028	920	928
	Inter-American Development Bank	1.125%	7/20/2028	300	282
	Inter-American Development Bank	3.125%	9/18/2028	875	865
	Inter-American Development Bank	4.125%	2/15/2029	500	508
	Inter-American Development Bank	4.500%	2/15/2030	681	701
	Inter-American Development Bank	3.750%	6/14/2030	843	843
	Inter-American Development Bank	1.125%	1/13/2031	350	307
	Inter-American Development Bank	3.625%	9/17/2031	875	864
	Inter-American Development Bank	3.500%	4/12/2033	400	386
	Inter-American Development Bank	4.500%	9/13/2033	500	514
	Inter-American Development Bank	4.375%	7/17/2034	349	355
	Inter-American Development Bank	4.375%	7/16/2035	491	497
	Inter-American Development Bank	3.875%	10/28/2041	200	179
	Inter-American Development Bank	3.200%	8/7/2042	100	81

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Investment Corp.	3.625%	2/17/2027	50	50
	Inter-American Investment Corp.	4.125%	2/15/2028	250	252
	Inter-American Investment Corp.	4.750%	9/19/2028	100	103
	Inter-American Investment Corp.	3.625%	11/20/2028	154	154
	Inter-American Investment Corp.	4.250%	2/14/2029	175	178
	Inter-American Investment Corp.	4.250%	4/1/2030	295	300
	International Bank for Reconstruction & Development	2.500%	11/22/2027	350	343
	International Bank for Reconstruction & Development	0.750%	11/24/2027	900	854
	International Bank for Reconstruction & Development	3.625%	5/5/2028	782	783
	International Bank for Reconstruction & Development	3.500%	7/12/2028	875	873
	International Bank for Reconstruction & Development	4.625%	8/1/2028	775	795
	International Bank for Reconstruction & Development	1.125%	9/13/2028	1,500	1,406
	International Bank for Reconstruction & Development	3.625%	9/21/2029	775	774
	International Bank for Reconstruction & Development	3.875%	10/16/2029	918	925
	International Bank for Reconstruction & Development	1.750%	10/23/2029	200	187
	International Bank for Reconstruction & Development	3.875%	2/14/2030	650	654
	International Bank for Reconstruction & Development	4.125%	3/20/2030	1,375	1,396
	International Bank for Reconstruction & Development	0.875%	5/14/2030	400	354
	International Bank for Reconstruction & Development	4.000%	7/25/2030	625	631
	International Bank for Reconstruction & Development	0.750%	8/26/2030	800	698
	International Bank for Reconstruction & Development	3.500%	10/28/2030	1,428	1,411
	International Bank for Reconstruction & Development	4.000%	1/10/2031	400	404
	International Bank for Reconstruction & Development	1.250%	2/10/2031	650	573
	International Bank for Reconstruction & Development	4.500%	4/10/2031	925	955
	International Bank for Reconstruction & Development	1.625%	11/3/2031	1,500	1,324
	International Bank for Reconstruction & Development	4.625%	1/15/2032	1,369	1,419
	International Bank for Reconstruction & Development	2.500%	3/29/2032	200	184
	International Bank for Reconstruction & Development	4.000%	5/6/2032	986	988
	International Bank for Reconstruction & Development	4.750%	11/14/2033	300	313
	International Bank for Reconstruction & Development	3.875%	8/28/2034	513	503
	International Bank for Reconstruction & Development	4.750%	2/15/2035	250	260
	International Bank for Reconstruction & Development	4.375%	8/27/2035	1,320	1,336
	International Finance Corp.	4.375%	1/15/2027	175	176
	International Finance Corp.	4.500%	1/21/2028	204	208
	International Finance Corp.	4.500%	7/13/2028	175	179
	International Finance Corp.	4.250%	7/2/2029	700	714
	International Finance Corp.	3.875%	7/2/2030	720	724
[8]	Israel Government Aid Bond	5.500%	9/18/2033	100	108
[9]	Japan Bank for International Cooperation	2.875%	7/21/2027	200	197
[9]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,000	1,013
[9]	Japan Bank for International Cooperation	2.750%	11/16/2027	800	786
[9]	Japan Bank for International Cooperation	4.625%	7/19/2028	125	128
[9]	Japan Bank for International Cooperation	3.250%	7/20/2028	300	296
[9]	Japan Bank for International Cooperation	3.500%	10/31/2028	350	348
[9]	Japan Bank for International Cooperation	2.125%	2/16/2029	420	400
[9]	Japan Bank for International Cooperation	1.250%	1/21/2031	500	438
[9]	Japan Bank for International Cooperation	4.375%	1/24/2031	200	204
[9]	Japan Bank for International Cooperation	4.625%	4/17/2034	200	204
[9]	Japan International Cooperation Agency	2.750%	4/27/2027	300	296
[9]	Japan International Cooperation Agency	3.250%	5/25/2027	200	199
[9]	Japan International Cooperation Agency	4.000%	5/23/2028	150	151
[9]	Japan International Cooperation Agency	4.750%	5/21/2029	98	101
[9]	Japan International Cooperation Agency	1.750%	4/28/2031	200	178
[10]	KFW	4.375%	3/1/2027	625	631
[10]	KFW	3.000%	5/20/2027	560	556
[10]	KFW	4.000%	6/28/2027	1,700	1,711
[10]	KFW	3.500%	8/27/2027	425	425
[10]	KFW	3.750%	2/15/2028	800	803
[10]	KFW	2.875%	4/3/2028	500	493
[10]	KFW	3.875%	5/15/2028	545	549
[10]	KFW	3.875%	6/15/2028	750	755
[10]	KFW	4.000%	3/15/2029	200	202
[10]	KFW	1.750%	9/14/2029	175	164
[10]	KFW	4.625%	3/18/2030	205	212
[10]	KFW	3.750%	7/15/2030	989	990
[10]	KFW	4.750%	10/29/2030	275	287
[10]	KFW	4.125%	7/15/2033	700	704
[10]	KFW	4.375%	2/28/2034	275	280
[10]	KFW	0.000%	4/18/2036	400	258
[10]	KFW	0.000%	6/29/2037	200	122

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Korea Development Bank	4.625%	2/15/2027	200	202
	Korea Development Bank	1.375%	4/25/2027	200	194
	Korea Development Bank	4.125%	10/16/2027	200	201
	Korea Development Bank	4.625%	2/3/2028	200	203
	Korea Development Bank	4.375%	2/15/2028	450	455
	Korea Development Bank	4.875%	2/3/2030	200	207
	Korea Development Bank	3.750%	9/16/2030	200	198
	Korea Development Bank	1.625%	1/19/2031	400	357
	Korea Development Bank	4.375%	2/15/2033	450	450
[10]	Kreditanstalt fuer Wiederaufbau	3.500%	8/9/2028	711	710
[10]	Landwirtsch. Rentenbank Govt Guarant 10/30 3.625	3.625%	10/8/2030	423	420
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	250	245
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	275	277
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	240	247
[10]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	82	83
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	500	438
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	200	212
	Nordic Investment Bank	4.375%	3/14/2028	450	457
	Nordic Investment Bank	3.750%	8/28/2028	200	201
	Nordic Investment Bank	4.250%	2/28/2029	225	229
	Nordic Investment Bank	3.750%	5/9/2030	343	343
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	336	341
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	400	400
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	250	253
[11]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	65	66
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	100	101
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	200	200
[11]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	222	228
[11]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	255	254
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	100	101
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	468	475
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	463	494
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	195	236
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	265	275
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	200	175
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	695	654
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	457	415
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	230	215
	Province of Alberta	3.300%	3/15/2028	250	248
	Province of Alberta	4.500%	6/26/2029	229	235
	Province of Alberta	1.300%	7/22/2030	500	447
	Province of Alberta	4.500%	1/24/2034	200	202
	Province of Alberta	4.300%	11/2/2035	102	101
	Province of British Columbia	4.700%	1/24/2028	786	802
	Province of British Columbia	4.800%	11/15/2028	200	206
	Province of British Columbia	4.900%	4/24/2029	600	622
	Province of British Columbia	3.900%	8/27/2030	423	423
	Province of British Columbia	4.200%	7/6/2033	250	248
	Province of British Columbia	4.750%	6/12/2034	544	557
	Province of British Columbia	4.800%	6/11/2035	359	366
	Province of Manitoba	1.500%	10/25/2028	350	329
	Province of Manitoba	4.300%	7/27/2033	250	249
	Province of Manitoba	4.900%	5/31/2034	156	161
	Province of New Brunswick	3.625%	2/24/2028	105	105
	Province of Ontario	3.100%	5/19/2027	600	595
	Province of Ontario	4.200%	1/18/2029	350	355
	Province of Ontario	3.700%	9/17/2029	500	499
	Province of Ontario	2.000%	10/2/2029	585	549
	Province of Ontario	4.700%	1/15/2030	426	440
	Province of Ontario	1.125%	10/7/2030	500	440
	Province of Ontario	1.600%	2/25/2031	600	535
	Province of Ontario	1.800%	10/14/2031	200	177
	Province of Ontario	5.050%	4/24/2034	321	336
	Province of Ontario	4.450%	11/20/2035	216	215
	Province of Quebec	2.750%	4/12/2027	850	840
	Province of Quebec	3.625%	4/13/2028	250	250
	Province of Quebec	4.500%	4/3/2029	440	450
	Province of Quebec	7.500%	9/15/2029	475	535
	Province of Quebec	1.350%	5/28/2030	400	359
	Province of Quebec	1.900%	4/21/2031	1,200	1,080

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	4.500%	9/8/2033	275	278
	Province of Saskatchewan	4.650%	1/28/2030	249	256
	Republic of Chile	2.750%	1/31/2027	250	246
	Republic of Chile	3.240%	2/6/2028	460	452
	Republic of Chile	4.850%	1/22/2029	200	204
	Republic of Chile	2.450%	1/31/2031	200	183
	Republic of Chile	2.550%	1/27/2032	200	179
	Republic of Chile	2.550%	7/27/2033	400	346
	Republic of Chile	3.500%	1/31/2034	600	551
	Republic of Chile	4.950%	1/5/2036	200	202
	Republic of Chile	5.650%	1/13/2037	277	293
	Republic of Chile	3.100%	5/7/2041	300	230
	Republic of Chile	4.340%	3/7/2042	400	356
	Republic of Chile	3.500%	1/25/2050	275	202
	Republic of Chile	4.000%	1/31/2052	200	158
	Republic of Chile	5.330%	1/5/2054	200	193
	Republic of Chile	3.100%	1/22/2061	500	310
	Republic of Chile	3.250%	9/21/2071	200	124
	Republic of Hungary	7.625%	3/29/2041	240	280
	Republic of Indonesia	3.500%	1/11/2028	200	198
	Republic of Indonesia	4.100%	4/24/2028	200	201
	Republic of Indonesia	4.750%	2/11/2029	425	431
	Republic of Indonesia	4.400%	3/10/2029	300	301
	Republic of Indonesia	3.400%	9/18/2029	200	194
	Republic of Indonesia	2.850%	2/14/2030	200	189
	Republic of Indonesia	3.850%	10/15/2030	200	196
	Republic of Indonesia	4.300%	4/16/2031	200	199
	Republic of Indonesia	4.750%	9/10/2034	200	199
	Republic of Indonesia	4.900%	4/16/2036	300	299
	Republic of Indonesia	4.350%	1/11/2048	725	627
	Republic of Indonesia	3.700%	10/30/2049	200	152
	Republic of Indonesia	4.200%	10/15/2050	430	353
	Republic of Indonesia	3.050%	3/12/2051	400	267
	Republic of Indonesia	4.300%	3/31/2052	200	166
	Republic of Indonesia	5.450%	9/20/2052	200	198
	Republic of Indonesia	5.650%	1/11/2053	200	202
	Republic of Indonesia	5.100%	2/10/2054	200	193
	Republic of Indonesia	5.150%	9/10/2054	200	194
	Republic of Indonesia	3.200%	9/23/2061	200	128
	Republic of Indonesia	4.450%	4/15/2070	200	162
	Republic of Italy	2.875%	10/17/2029	400	385
	Republic of Italy	5.375%	6/15/2033	475	503
	Republic of Italy	4.000%	10/17/2049	500	376
	Republic of Italy	3.875%	5/6/2051	400	292
	Republic of Korea	2.750%	1/19/2027	1,000	991
	Republic of Korea	2.500%	6/19/2029	200	192
	Republic of Korea	4.500%	7/3/2029	200	205
	Republic of Korea	3.625%	10/29/2030	200	198
	Republic of Korea	1.750%	10/15/2031	200	178
	Republic of Korea	3.875%	9/20/2048	125	105
	Republic of Panama	8.875%	9/30/2027	238	255
	Republic of Panama	3.875%	3/17/2028	460	452
	Republic of Panama	9.375%	4/1/2029	200	228
	Republic of Panama	3.160%	1/23/2030	200	187
	Republic of Panama	7.500%	3/1/2031	200	222
	Republic of Panama	2.252%	9/29/2032	500	413
	Republic of Panama	3.298%	1/19/2033	200	175
	Republic of Panama	6.400%	2/14/2035	400	421
[2]	Republic of Panama	6.700%	1/26/2036	365	392
	Republic of Panama	6.875%	1/31/2036	200	218
	Republic of Panama	8.000%	3/1/2038	200	234
[2]	Republic of Panama	4.500%	5/15/2047	100	79
[2]	Republic of Panama	4.500%	4/16/2050	560	431
[2]	Republic of Panama	4.300%	4/29/2053	400	299
	Republic of Panama	4.500%	4/1/2056	500	374
	Republic of Panama	7.875%	3/1/2057	200	233
[2]	Republic of Panama	3.870%	7/23/2060	513	339
	Republic of Panama	4.500%	1/19/2063	200	149
	Republic of Peru	2.844%	6/20/2030	500	470
	Republic of Peru	2.783%	1/23/2031	900	831

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Peru	1.862%	12/1/2032	350	289
	Republic of Peru	8.750%	11/21/2033	505	635
	Republic of Peru	3.000%	1/15/2034	250	217
	Republic of Peru	5.375%	2/8/2035	50	51
	Republic of Peru	5.500%	3/30/2036	149	152
[2]	Republic of Peru	6.550%	3/14/2037	325	359
	Republic of Peru	3.300%	3/11/2041	200	155
	Republic of Peru	5.625%	11/18/2050	414	403
	Republic of Peru	3.550%	3/10/2051	300	210
	Republic of Peru	5.875%	8/8/2054	320	316
	Republic of Peru	6.200%	6/30/2055	122	126
	Republic of Peru	3.600%	1/15/2072	175	111
	Republic of Peru	3.230%	7/28/2121	525	286
	Republic of Philippines	5.170%	10/13/2027	300	306
	Republic of Philippines	3.000%	2/1/2028	400	391
	Republic of Philippines	3.750%	1/14/2029	200	197
	Republic of Philippines	9.500%	2/2/2030	300	360
	Republic of Philippines	2.457%	5/5/2030	200	186
	Republic of Philippines	7.750%	1/14/2031	400	464
	Republic of Philippines	1.648%	6/10/2031	200	174
	Republic of Philippines	1.950%	1/6/2032	200	174
	Republic of Philippines	6.375%	1/15/2032	200	221
	Republic of Philippines	5.609%	4/13/2033	300	318
	Republic of Philippines	5.000%	7/17/2033	200	204
	Republic of Philippines	5.250%	5/14/2034	200	208
	Republic of Philippines	6.375%	10/23/2034	550	617
	Republic of Philippines	5.500%	2/4/2035	200	211
	Republic of Philippines	4.750%	3/5/2035	200	200
	Republic of Philippines	5.000%	1/13/2037	235	237
	Republic of Philippines	3.950%	1/20/2040	400	353
	Republic of Philippines	3.700%	3/1/2041	400	334
	Republic of Philippines	3.700%	2/2/2042	350	289
	Republic of Philippines	2.950%	5/5/2045	200	140
	Republic of Philippines	2.650%	12/10/2045	200	132
	Republic of Philippines	3.200%	7/6/2046	500	358
	Republic of Philippines	5.950%	10/13/2047	200	211
	Republic of Philippines	5.600%	5/14/2049	200	201
	Republic of Philippines	5.175%	9/5/2049	200	190
	Republic of Philippines	5.900%	2/4/2050	200	210
	Republic of Poland	5.500%	11/16/2027	225	232
	Republic of Poland	4.625%	3/18/2029	300	306
	Republic of Poland	4.875%	2/12/2030	500	515
	Republic of Poland	5.750%	11/16/2032	200	214
	Republic of Poland	4.875%	10/4/2033	400	406
	Republic of Poland	5.125%	9/18/2034	500	511
	Republic of Poland	5.375%	2/12/2035	475	492
	Republic of Poland	5.500%	4/4/2053	490	468
	Republic of Poland	5.500%	3/18/2054	600	572
	State of Israel	5.375%	3/12/2029	200	206
	State of Israel	2.500%	1/15/2030	200	185
	State of Israel	5.375%	2/19/2030	525	542
	State of Israel	2.750%	7/3/2030	350	325
	State of Israel	4.500%	1/17/2033	450	440
	State of Israel	5.500%	3/12/2034	600	621
	State of Israel	5.625%	2/19/2035	500	521
	State of Israel	4.500%	1/30/2043	200	176
	State of Israel	4.125%	1/17/2048	250	195
	State of Israel	3.375%	1/15/2050	200	134
	State of Israel	3.875%	7/3/2050	400	291
	State of Israel	5.750%	3/12/2054	500	479
	State of Israel	4.500%	4/3/2120	200	149
	Svensk Exportkredit AB	2.250%	3/22/2027	200	197
	Svensk Exportkredit AB	3.875%	8/4/2027	275	276
	Svensk Exportkredit AB	3.750%	9/13/2027	250	251
	Svensk Exportkredit AB	3.750%	5/8/2028	200	200
	Svensk Exportkredit AB	4.125%	6/14/2028	250	253
	Svensk Exportkredit AB	4.250%	2/1/2029	200	203
	Svensk Exportkredit AB	3.750%	7/29/2030	200	199
	Svensk Exportkredit AB	4.875%	10/4/2030	200	209
	Toronto Canada	3.900%	9/4/2030	426	426

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Mexican States	3.750%	1/11/2028	675	668
United Mexican States	4.500%	4/22/2029	650	652
United Mexican States	5.000%	5/7/2029	200	203
United Mexican States	3.250%	4/16/2030	185	175
United Mexican States	6.000%	5/13/2030	200	210
United Mexican States	4.750%	3/22/2031	350	346
United Mexican States	2.659%	5/24/2031	600	534
United Mexican States	8.300%	8/15/2031	220	261
United Mexican States	4.750%	4/27/2032	300	292
United Mexican States	5.850%	7/2/2032	904	929
United Mexican States	5.375%	3/22/2033	705	698
United Mexican States	7.500%	4/8/2033	100	115
United Mexican States	4.875%	5/19/2033	250	240
United Mexican States	3.500%	2/12/2034	400	346
United Mexican States	6.750%	9/27/2034	200	216
United Mexican States	6.350%	2/9/2035	500	523
United Mexican States	5.625%	9/22/2035	441	435
United Mexican States	6.000%	5/7/2036	701	710
United Mexican States	6.875%	5/13/2037	725	773
United Mexican States	6.625%	1/29/2038	400	417
United Mexican States	6.050%	1/11/2040	633	629
United Mexican States	4.280%	8/14/2041	665	533
United Mexican States	4.750%	3/8/2044	765	629
United Mexican States	5.550%	1/21/2045	200	185
United Mexican States	4.600%	1/23/2046	600	471
United Mexican States	4.350%	1/15/2047	360	271
United Mexican States	4.600%	2/10/2048	255	197
United Mexican States	4.500%	1/31/2050	200	151
United Mexican States	5.000%	4/27/2051	400	321
United Mexican States	4.400%	2/12/2052	300	219
United Mexican States	6.338%	5/4/2053	600	571
United Mexican States	6.400%	5/7/2054	438	420
United Mexican States	7.375%	5/13/2055	450	484
United Mexican States	3.771%	5/24/2061	800	492
United Mexican States	5.750%	10/12/2110	342	286
Total Sovereign Bonds (Cost $173,471)				167,829
Taxable Municipal Bonds (0.4%)
American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	175	220
American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/2050	50	58
Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	50	57
Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	250	264
Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	100	114
Bay Area Toll Authority Highway Revenue	6.907%	10/1/2050	100	113
Bay Area Toll Authority Highway Revenue	3.126%	4/1/2055	100	66
Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	100	95
Board of Regents of the University of Texas System College & University Revenue	3.354%	8/15/2047	50	38
Board of Regents of the University of Texas System College & University Revenue	2.439%	8/15/2049	50	31
California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/2027	40	41
California GO	1.700%	2/1/2028	100	96
California GO	3.500%	4/1/2028	150	150
California GO	5.125%	9/1/2029	100	105
California GO	2.500%	10/1/2029	70	67
California GO	4.350%	11/1/2032	100	101
California GO	6.000%	3/1/2033	100	111
California GO	4.500%	4/1/2033	145	146
California GO	7.500%	4/1/2034	350	408
California GO	5.150%	9/1/2034	50	52
California GO	5.125%	3/1/2038	100	102
California GO	7.550%	4/1/2039	630	765
California GO	7.300%	10/1/2039	75	87
California GO	7.350%	11/1/2039	375	438
California GO	7.625%	3/1/2040	205	247
California GO	7.600%	11/1/2040	200	245
California GO	5.200%	3/1/2043	100	100
California State University College & University Revenue	3.899%	11/1/2047	50	41
California State University College & University Revenue	2.975%	11/1/2051	140	93
California State University College & University Revenue	5.183%	11/1/2053	100	95

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/2039	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/2040	125	139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/2049	75	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/2054	25	22
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	109	122
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/2045	100	111
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/2041	105	91
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	100	93
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	150	153
	Commonwealth of Massachusetts GO	2.900%	9/1/2049	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	49	49
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/2040	50	52
	Connecticut GO	5.850%	3/15/2032	200	215
	Cook County IL GO	6.229%	11/15/2034	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/2044	100	105
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/2048	50	46
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/2042	75	83
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/2038	200	172
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/2045	75	57
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	100	86
[12]	Dallas Independent School District GO	6.450%	2/15/2035	100	102
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	150	129
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/2040	85	90
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	85	84
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/2039	120	124
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	15	15
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/2049	140	114
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	229	248
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	140	153
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/2057	70	79
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/2038	35	29
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	130	118
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	200	146
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	395	274
	Houston TX GO	6.290%	3/1/2032	80	85
	Illinois GO	5.100%	6/1/2033	1,313	1,346
	Illinois GO	6.630%	2/1/2035	77	81
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	50	53
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	75	55
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/2029	90	90
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/2035	90	91
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	5	4
	JobsOhio Beverage System Miscellaneous Revenue, ETM	2.833%	1/1/2038	70	59
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/2040	50	59
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	100	108
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	100	108
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/2029	52	52
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/2031	59	60
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/2033	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/2034	100	103
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/2039	150	147
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	200	206
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/2057	75	75
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	98	94
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/2050	150	102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	100	104
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/2043	50	53
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	350	412
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	85	101
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/2038	100	104
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/2041	125	116

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/2055	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	75	69
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/2040	200	169
	Michigan State University College & University Revenue	4.496%	8/15/2048	50	45
	Michigan State University College & University Revenue	4.165%	8/15/2122	100	72
	Mississippi GO	5.245%	11/1/2034	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/2050	100	71
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/2057	100	73
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	225	235
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	50	52
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	75	50
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	200	225
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	100	120
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	400	467
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/2041	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	50	51
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	100	97
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	175	178
	New York NY GO	4.610%	9/1/2037	200	195
	New York NY GO	5.517%	10/1/2037	50	51
	New York NY GO	6.271%	12/1/2037	100	107
	New York NY GO	5.559%	10/1/2045	106	105
	New York NY GO	5.828%	10/1/2053	100	103
	New York NY GO	5.392%	10/1/2055	90	87
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	100	103
	New York State Thruway Authority Highway Revenue	2.900%	1/1/2035	85	76
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	150	165
	Ohio State University College & University Revenue	4.910%	6/1/2040	100	100
	Ohio State University College & University Revenue	4.800%	6/1/2111	100	82
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/2048	75	55
	Oregon GO	5.892%	6/1/2027	41	42
[6]	Oregon School Boards Association GO	5.528%	6/30/2028	26	27
[14]	Oregon State University College & University Revenue	3.424%	3/1/2060	150	105
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/2054	125	126
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	50	39
	Pennsylvania State University College & University Revenue	2.840%	9/1/2050	100	68
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/2045	75	75
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	75	55
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/2047	50	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/2029	75	81
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/2046	250	233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/2046	100	97
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/2048	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	100	93
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	150	96
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	275	230
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	100	90
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	100	63
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/2040	100	77
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/2050	100	101
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	50	47
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	75	65
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/2048	50	40
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/2048	100	92
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/2041	150	147
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/2039	125	134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	125	129
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.469%	2/1/2045	65	65
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.569%	2/1/2050	80	79
	San Diego County Water Authority Water Revenue	6.138%	5/1/2049	100	103
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	100	111
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/2034	100	94
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/2050	100	106
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	250	243
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	250	230
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/2034	150	158

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/2027	49	50
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	175	179
	Texas GO	5.517%	4/1/2039	169	173
	Texas GO	4.681%	4/1/2040	50	48
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/2035	272	279
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	300	306
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	175	140
[6]	Tucson AZ COP	2.856%	7/1/2047	50	37
	United Nations Development Corp. Lease (Appropriation) Revenue	6.536%	8/1/2055	100	107
	University of California College & University Revenue	1.316%	5/15/2027	100	97
	University of California College & University Revenue	1.614%	5/15/2030	125	114
	University of California College & University Revenue	3.071%	5/15/2051	100	68
	University of California College & University Revenue	4.858%	5/15/2112	225	187
	University of California College & University Revenue	4.767%	5/15/2115	100	81
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	350	374
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	50	53
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	130	87
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	125	108
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	60	38
	University of Michigan College & University Revenue	2.437%	4/1/2040	100	77
	University of Michigan College & University Revenue	2.562%	4/1/2050	100	63
	University of Michigan College & University Revenue	4.454%	4/1/2122	225	175
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/2119	100	63
	University of Virginia College & University Revenue	2.256%	9/1/2050	335	196
	University of Virginia College & University Revenue	4.179%	9/1/2117	50	37
	Williamsburg Economic Development Authority Miscellaneous Revenue	4.957%	11/1/2035	55	55
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	250	237
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/2027	100	99
Total Taxable Municipal Bonds (Cost $25,242)					22,871

Total Bond Market Index Portfolio
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[15]	Vanguard Market Liquidity Fund (Cost $58,833)	3.780%	588,331	58,833
Total Investments (100.2%) (Cost $5,469,581)				5,181,491
Other Assets and Liabilities—Net (-0.2%)				(11,459)
Net Assets (100%)				5,170,032
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of December 31, 2025.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $8,983, representing 0.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,410,748)	5,122,658
Affiliated Issuers (Cost $58,833)	58,833
Total Investments in Securities	5,181,491
Investment in Vanguard	122
Receivables for Investment Securities Sold	31,497
Receivables for Accrued Income	42,183
Receivables for Capital Shares Issued	3,060
Total Assets	5,258,353
Liabilities
Due to Custodian	33
Payables for Investment Securities Purchased	84,770
Payables for Capital Shares Redeemed	3,201
Payables to Vanguard	317
Total Liabilities	88,321
Net Assets	5,170,032
At December 31, 2025, net assets consisted of:

Paid-in Capital	5,454,208
Total Distributable Earnings (Loss)	(284,176)
Net Assets	5,170,032

Net Assets
Applicable to 478,563,862 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,170,032
Net Asset Value Per Share	$10.80

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	186,969
Total Income	186,969
Expenses
The Vanguard Group—Note B
Investment Advisory Services	171
Management and Administrative	6,098
Marketing and Distribution	260
Custodian Fees	61
Auditing Fees	115
Shareholders’ Reports and Proxy Fees	59
Trustees’ Fees and Expenses	3
Other Expenses	24
Total Expenses	6,791
Net Investment Income	180,178
Realized Net Gain (Loss)
Investment Securities Sold[1]	(26,141)
Futures Contracts	(30)
Realized Net Gain (Loss)	(26,171)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	173,575
Net Increase (Decrease) in Net Assets Resulting from Operations	327,582
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,591, $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	180,178	153,048
Realized Net Gain (Loss)	(26,171)	(34,262)
Change in Unrealized Appreciation (Depreciation)	173,575	(67,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	327,582	51,197
Distributions
Total Distributions	(161,993)	(122,274)
Capital Share Transactions
Issued	1,037,449	859,586
Issued in Lieu of Cash Distributions	161,993	122,274
Redeemed	(777,080)	(651,191)
Net Increase (Decrease) from Capital Share Transactions	422,362	330,669
Total Increase (Decrease)	587,951	259,592
Net Assets
Beginning of Period	4,582,081	4,322,489
End of Period	5,170,032	4,582,081

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.46	$10.63	$10.32	$12.22	$12.81
Investment Operations
Net Investment Income[1]	.392	.360	.306	.250	.228
Net Realized and Unrealized Gain (Loss) on Investments	.318	(.234)	.262	(1.844)	(.454)
Total from Investment Operations	.710	.126	.568	(1.594)	(.226)
Distributions
Dividends from Net Investment Income	(.370)	(.296)	(.258)	(.226)	(.260)
Distributions from Realized Capital Gains	—	—	—	(.080)	(.104)
Total Distributions	(.370)	(.296)	(.258)	(.306)	(.364)
Net Asset Value, End of Period	$10.80	$10.46	$10.63	$10.32	$12.22
Total Return	6.94%	1.24%	5.58%	-13.21%	-1.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,170	$4,582	$4,322	$3,972	$4,871
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%[2]	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	3.72%	3.44%	2.97%	2.30%	1.85%
Portfolio Turnover Rate[3]	45%	41%	40%	42%	69%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
3	Includes 12%, 10%, 8%, 12%, and 33%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open futures contracts at December 31, 2025.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.

Total Bond Market Index Portfolio
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,532,059	—	3,532,059
Asset-Backed/Commercial Mortgage-Backed Securities	—	109,329	—	109,329
Corporate Bonds	—	1,290,570	—	1,290,570
Sovereign Bonds	—	167,829	—	167,829
Taxable Municipal Bonds	—	22,871	—	22,871
Temporary Cash Investments	58,833	—	—	58,833
Total	58,833	5,122,658	—	5,181,491
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

Total Bond Market Index Portfolio
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	165,455
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(299,464)
Capital Loss Carryforwards	(150,167)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(284,176)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	161,993	122,274
Long-Term Capital Gains	—	—
Total	161,993	122,274
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,480,955
Gross Unrealized Appreciation	44,876
Gross Unrealized Depreciation	(344,340)
Net Unrealized Appreciation (Depreciation)	(299,464)
E.	During the year ended December 31, 2025, the portfolio purchased $376,062,000 of investment securities and sold $302,287,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,217,304,000 and $1,861,660,000, respectively.
F.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	98,310	82,002
Issued in Lieu of Cash Distributions	15,652	11,929
Redeemed	(73,583)	(62,450)
Net Increase (Decrease) in Shares Outstanding	40,379	31,481
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Total Bond Market Index Portfolio
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025 the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $77,850,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
Q690GBI 022026

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Moderate Allocation Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,876,610	235,767
Vanguard Extended Market Index Fund Admiral Shares	196,227	31,126
		266,893
International Stock Fund (24.4%)
Vanguard Total International Stock Index Fund Admiral Shares	4,465,024	180,967
U.S. Bond Fund (27.8%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	19,138,662	206,698
International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Admiral Shares	4,540,015	87,895
Total Investment Companies (Cost $631,222)		742,453
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $42)	420	42
Total Investments (100.0%) (Cost $631,264)		742,495
Other Assets and Liabilities—Net (0.0%)		(320)
Net Assets (100%)		742,175
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $631,264)	742,495
Receivables for Capital Shares Issued	92
Total Assets	742,587
Liabilities
Payables for Investment Securities Purchased	131
Payables for Capital Shares Redeemed	281
Total Liabilities	412
Net Assets	742,175
At December 31, 2025, net assets consisted of:

Paid-in Capital	586,838
Total Distributable Earnings (Loss)	155,337
Net Assets	742,175

Net Assets
Applicable to 22,300,702 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	742,175
Net Asset Value Per Share	$33.28
See accompanying Notes, which are an integral part of the Financial Statements.
2

Moderate Allocation Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	18,682
Net Investment Income—Note B	18,682
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	4,617
Affiliated Funds Sold	22,636
Realized Net Gain (Loss)	27,253
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	58,880
Net Increase (Decrease) in Net Assets Resulting from Operations	104,815
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,682	16,818
Realized Net Gain (Loss)	27,253	28,702
Change in Unrealized Appreciation (Depreciation)	58,880	20,119
Net Increase (Decrease) in Net Assets Resulting from Operations	104,815	65,639
Distributions
Total Distributions	(45,566)	(28,783)
Capital Share Transactions
Issued	64,576	58,569
Issued in Lieu of Cash Distributions	45,566	28,783
Redeemed	(105,228)	(100,982)
Net Increase (Decrease) from Capital Share Transactions	4,914	(13,630)
Total Increase (Decrease)	64,163	23,226
Net Assets
Beginning of Period	678,012	654,786
End of Period	742,175	678,012
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.75	$29.11	$26.65	$33.89	$32.45
Investment Operations
Net Investment Income[1]	.834	.751	.694	.533	.691
Capital Gain Distributions Received[1]	.206	.360	.265	.443	.470
Net Realized and Unrealized Gain (Loss) on Investments	3.600	1.820	3.008	(6.147)	1.977
Total from Investment Operations	4.640	2.931	3.967	(5.171)	3.138
Distributions
Dividends from Net Investment Income	(.787)	(.712)	(.581)	(.723)	(.496)
Distributions from Realized Capital Gains	(1.323)	(.579)	(.926)	(1.346)	(1.202)
Total Distributions	(2.110)	(1.291)	(1.507)	(2.069)	(1.698)
Net Asset Value, End of Period	$33.28	$30.75	$29.11	$26.65	$33.89
Total Return	16.19%	10.32%	15.55%	-15.93%	10.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$742	$678	$655	$550	$742
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.13%	0.13%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.67%	2.51%	2.54%	1.88%	2.09%
Portfolio Turnover Rate	10%	10%	8%	11%	10%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Moderate Allocation Portfolio
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	17,318
Undistributed Long-Term Gains	27,064
Net Unrealized Gains (Losses)	110,955
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	155,337
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	17,483	16,090
Long-Term Capital Gains	28,083	12,693
Total	45,566	28,783
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	631,540
Gross Unrealized Appreciation	147,277
Gross Unrealized Depreciation	(36,322)
Net Unrealized Appreciation (Depreciation)	110,955
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	2,062	1,947
Issued in Lieu of Cash Distributions	1,588	989
Redeemed	(3,395)	(3,386)
Net Increase (Decrease) in Shares Outstanding	255	(450)
7

Moderate Allocation Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	33,215	394	5,631	2,871	277	384	—	31,126
Vanguard Market Liquidity Fund	1	NA1	NA1	—	—	5	—	42
Vanguard Total International Bond Index Fund	82,762	12,131	5,761	31	(1,268)	3,602	—	87,895
Vanguard Total International Stock Index Fund	154,001	6,699	21,150	5,518	35,899	5,762	—	180,967
Vanguard Variable Insurance Funds—Equity Index Portfolio	217,048	18,218	31,147	13,823	17,825	2,396	4,617	235,767
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	191,622	29,798	21,262	393	6,147	6,533	—	206,698
Total	678,649	67,240	84,951	22,636	58,880	18,682	4,617	742,495
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 71% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Moderate Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Moderate Allocation Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 15.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $2,893,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $28,082,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 56.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The portfolio designates to shareholders foreign source income of $7,161,000 and foreign taxes paid of $416,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q690MA 022026
10

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Conservative Allocation Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (24.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,367,772	112,102
Vanguard Extended Market Index Fund Admiral Shares	94,041	14,917
		127,019
International Stock Fund (16.1%)
Vanguard Total International Stock Index Fund Admiral Shares	2,110,135	85,524
U.S. Bond Fund (42.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	20,645,752	222,974
International Bond Fund (18.0%)
Vanguard Total International Bond Index Fund Admiral Shares	4,933,886	95,520
Total Investment Companies (Cost $512,522)		531,037
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $111)	1,115	111
Total Investments (100.1%) (Cost $512,633)		531,148
Other Assets and Liabilities—Net (-0.1%)		(344)
Net Assets (100%)		530,804
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $512,633)	531,148
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	4
Total Assets	531,153
Liabilities
Payables for Investment Securities Purchased	117
Payables for Capital Shares Redeemed	232
Total Liabilities	349
Net Assets	530,804
At December 31, 2025, net assets consisted of:

Paid-in Capital	482,508
Total Distributable Earnings (Loss)	48,296
Net Assets	530,804

Net Assets
Applicable to 20,060,145 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	530,804
Net Asset Value Per Share	$26.46
See accompanying Notes, which are an integral part of the Financial Statements.
2

Conservative Allocation Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	14,978
Net Investment Income—Note B	14,978
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,178
Affiliated Funds Sold	14,056
Realized Net Gain (Loss)	16,234
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	28,839
Net Increase (Decrease) in Net Assets Resulting from Operations	60,051
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,978	12,771
Realized Net Gain (Loss)	16,234	15,090
Change in Unrealized Appreciation (Depreciation)	28,839	5,702
Net Increase (Decrease) in Net Assets Resulting from Operations	60,051	33,563
Distributions
Total Distributions	(27,810)	(23,745)
Capital Share Transactions
Issued	81,103	41,336
Issued in Lieu of Cash Distributions	27,810	23,745
Redeemed	(79,243)	(72,839)
Net Increase (Decrease) from Capital Share Transactions	29,670	(7,758)
Total Increase (Decrease)	61,911	2,060
Net Assets
Beginning of Period	468,893	466,833
End of Period	530,804	468,893
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.93	$24.44	$22.75	$28.60	$28.40
Investment Operations
Net Investment Income[1]	.757	.670	.626	.456	.613
Capital Gain Distributions Received[1]	.110	.192	.155	.295	.345
Net Realized and Unrealized Gain (Loss) on Investments	2.132	.909	1.969	(4.840)	.664
Total from Investment Operations	2.999	1.771	2.750	(4.089)	1.622
Distributions
Dividends from Net Investment Income	(.677)	(.693)	(.462)	(.639)	(.440)
Distributions from Realized Capital Gains	(.792)	(.588)	(.598)	(1.122)	(.982)
Total Distributions	(1.469)	(1.281)	(1.060)	(1.761)	(1.422)
Net Asset Value, End of Period	$26.46	$24.93	$24.44	$22.75	$28.60
Total Return	12.73%	7.49%	12.51%	-14.90%	5.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$531	$469	$467	$432	$549
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.73%	2.71%	1.89%	2.17%
Portfolio Turnover Rate	13%	9%	13%	10%	12%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
6

Conservative Allocation Portfolio
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,191
Undistributed Long-Term Gains	15,826
Net Unrealized Gains (Losses)	18,279
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	48,296
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	13,072	12,984
Long-Term Capital Gains	14,738	10,761
Total	27,810	23,745
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	512,869
Gross Unrealized Appreciation	58,646
Gross Unrealized Depreciation	(40,367)
Net Unrealized Appreciation (Depreciation)	18,279
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	3,210	1,688
Issued in Lieu of Cash Distributions	1,176	997
Redeemed	(3,135)	(2,979)
Net Increase (Decrease) in Shares Outstanding	1,251	(294)
7

Conservative Allocation Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	15,679	873	3,160	1,481	44	177	—	14,917
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	4	—	111
Vanguard Total International Bond Index Fund	85,439	15,047	3,624	16	(1,358)	3,931	—	95,520
Vanguard Total International Stock Index Fund	72,098	9,346	15,814	3,910	15,984	2,732	—	85,524
Vanguard Variable Insurance Funds—Equity Index Portfolio	97,619	19,759	21,003	8,245	7,482	1,130	2,178	112,102
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	198,143	38,076	20,336	404	6,687	7,004	—	222,974
Total	468,978	83,101	63,937	14,056	28,839	14,978	2,178	531,148
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 72% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Conservative Allocation Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Conservative Allocation Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 9.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $3,080,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $14,738,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio hereby designates 82.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The portfolio designates to shareholders foreign source income of $4,694,000 and foreign taxes paid of $201,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q690CA 022026
10

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

Mid-Cap Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.7%)
	Newmont Corp.	384,636	38,406
	Fastenal Co.	404,652	16,239
	Nucor Corp.	76,630	12,499
	International Paper Co.	186,120	7,331
	International Flavors & Fragrances Inc.	85,748	5,779
	Steel Dynamics Inc.	24,462	4,145
	LyondellBasell Industries NV Class A	45,296	1,961
			86,360
Consumer Discretionary (15.5%)
	General Motors Co.	328,808	26,739
	Royal Caribbean Cruises Ltd.	86,512	24,130
*	Warner Bros Discovery Inc.	829,753	23,913
	Ross Stores Inc.	114,631	20,650
*	Carvana Co.	47,355	19,985
	Ford Motor Co.	1,379,450	18,098
	Electronic Arts Inc.	88,155	18,013
*	ROBLOX Corp. Class A	219,276	17,768
	Delta Air Lines Inc.	230,152	15,973
*	Take-Two Interactive Software Inc.	61,872	15,841
	Target Corp.	159,600	15,601
	Yum! Brands Inc.	97,865	14,805
	eBay Inc.	159,314	13,876
	DR Horton Inc.	92,647	13,344
*	United Airlines Holdings Inc.	115,506	12,916
*	Copart Inc.	307,075	12,022
*	Flutter Entertainment plc	55,502	11,935
	Hilton Worldwide Holdings Inc.	40,964	11,767
	Garmin Ltd.	57,624	11,689
	Expedia Group Inc.	41,243	11,685
*	Carnival Corp.	370,373	11,311
	Dollar General Corp.	77,581	10,300
*	AutoZone Inc.	2,931	9,940
*	Ulta Beauty Inc.	15,804	9,562
	Tractor Supply Co.	186,240	9,314
*	Chipotle Mexican Grill Inc.	233,031	8,622
*	Dollar Tree Inc.	68,298	8,401
*	Live Nation Entertainment Inc.	57,920	8,254
	PulteGroup Inc.	68,700	8,056
*	Lululemon Athletica Inc.	37,994	7,896
	Estee Lauder Cos. Inc. Class A	74,491	7,801
	Darden Restaurants Inc.	40,998	7,544
	Southwest Airlines Co.	182,282	7,534
	Lennar Corp. Class A	68,981	7,091
	Las Vegas Sands Corp.	107,244	6,980
*	NVR Inc.	951	6,935
	Rollins Inc.	111,031	6,664
	Genuine Parts Co.	49,030	6,029
*	Trade Desk Inc. Class A	155,201	5,891
	Fox Corp. Class A	66,175	4,835
	Fox Corp. Class B	49,742	3,230
*	Burlington Stores Inc.	11,106	3,208
	News Corp. Class A	65,685	1,716
	Lennar Corp. Class B	6,899	656
	News Corp. Class B	21,581	639
			499,159
Consumer Staples (5.0%)
	Cencora Inc.	64,956	21,939
	Corteva Inc.	240,740	16,137
	Kroger Co.	210,212	13,134
1

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Keurig Dr Pepper Inc.	454,918	12,742
	Sysco Corp.	168,781	12,438
	Kimberly-Clark Corp.	116,973	11,801
	Kenvue Inc.	675,272	11,649
	Archer-Daniels-Midland Co.	169,390	9,738
	Hershey Co.	52,227	9,504
	General Mills Inc.	188,017	8,743
	Church & Dwight Co. Inc.	84,637	7,097
	Kraft Heinz Co.	292,050	7,082
	Constellation Brands Inc. Class A	49,349	6,808
	McCormick & Co. Inc. (Non-Voting)	89,259	6,080
	Tyson Foods Inc. Class A	99,767	5,848
			160,740
Energy (6.6%)
	SLB Ltd.	526,567	20,210
	Phillips 66	142,018	18,326
	Valero Energy Corp.	107,507	17,501
	Marathon Petroleum Corp.	105,953	17,231
	ONEOK Inc.	221,781	16,301
	Baker Hughes Co.	347,811	15,839
	Cheniere Energy Inc.	75,862	14,747
	Targa Resources Corp.	75,659	13,959
	Williams Cos. Inc.	215,219	12,937
	Occidental Petroleum Corp.	260,435	10,709
	Diamondback Energy Inc.	65,641	9,868
	Kinder Morgan Inc.	333,263	9,161
	Devon Energy Corp.	221,097	8,099
	Halliburton Co.	266,981	7,545
	Coterra Energy Inc.	254,931	6,710
	EQT Corp.	109,978	5,895
*	First Solar Inc.	17,970	4,694
	Texas Pacific Land Corp.	10,341	2,970
[1]	Venture Global Inc. Class A	21,088	144
			212,846
Financials (13.8%)
*	Robinhood Markets Inc. Class A	277,170	31,348
	Arthur J Gallagher & Co.	90,514	23,424
	Allstate Corp.	92,236	19,199
	Nasdaq Inc.	181,137	17,594
*	Coinbase Global Inc. Class A	76,400	17,277
	American International Group Inc.	190,188	16,271
	Ameriprise Financial Inc.	32,747	16,057
	MetLife Inc.	197,408	15,583
	MSCI Inc.	25,160	14,435
	Prudential Financial Inc.	123,369	13,926
	Hartford Insurance Group Inc.	98,218	13,534
	State Street Corp.	93,531	12,066
	Ares Management Corp. Class A	72,613	11,736
*	Arch Capital Group Ltd.	121,422	11,647
	Willis Towers Watson plc	33,748	11,090
	M&T Bank Corp.	54,172	10,915
	Fifth Third Bancorp	232,993	10,906
	Apollo Global Management Inc.	71,605	10,366
	Aflac Inc.	92,371	10,186
	LPL Financial Holdings Inc.	28,211	10,076
	Raymond James Financial Inc.	62,391	10,019
	Interactive Brokers Group Inc. Class A	149,130	9,591
	Huntington Bancshares Inc.	551,838	9,574
	Cboe Global Markets Inc.	36,884	9,258
	Broadridge Financial Solutions Inc.	41,142	9,182
*	Markel Group Inc.	4,223	9,078
	Cincinnati Financial Corp.	54,993	8,981
	Northern Trust Corp.	63,328	8,650
	Citizens Financial Group Inc.	143,820	8,401
	Regions Financial Corp.	309,082	8,376
	Brown & Brown Inc.	102,285	8,152
	KeyCorp	385,228	7,951
	T. Rowe Price Group Inc.	76,926	7,876
	W R Berkley Corp.	100,458	7,044
2

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Principal Financial Group Inc.	77,438	6,831
	Rocket Cos. Inc. Class A	323,803	6,269
	Loews Corp.	58,273	6,137
	Tradeweb Markets Inc. Class A	41,079	4,418
	Blue Owl Capital Inc. Class A	116,948	1,747
	Corebridge Financial Inc.	48,803	1,472
			446,643
Health Care (7.9%)
	Becton Dickinson & Co.	100,600	19,523
*	IDEXX Laboratories Inc.	28,145	19,041
*	Alnylam Pharmaceuticals Inc.	46,566	18,517
*	Edwards Lifesciences Corp.	204,537	17,437
	Cardinal Health Inc.	83,744	17,209
	Agilent Technologies Inc.	99,769	13,576
*	IQVIA Holdings Inc.	57,024	12,854
	GE HealthCare Technologies Inc.	152,529	12,510
	ResMed Inc.	51,447	12,392
*	Veeva Systems Inc. Class A	52,145	11,640
	Humana Inc.	42,392	10,858
*	Dexcom Inc.	137,468	9,124
*	Biogen Inc.	51,708	9,100
	Zoetis Inc.	69,899	8,795
	STERIS plc	34,593	8,770
*	Waters Corp.	20,984	7,970
	Labcorp Holdings Inc.	29,218	7,330
	West Pharmaceutical Services Inc.	25,358	6,977
	Quest Diagnostics Inc.	39,207	6,804
*	Insmed Inc.	37,587	6,542
	Zimmer Biomet Holdings Inc.	69,848	6,281
*	Centene Corp.	86,720	3,569
*	Insulet Corp.	12,410	3,527
*	Medline Inc. Class A	72,623	3,050
			253,396
Industrials (19.7%)
	CRH plc	236,150	29,471
	Howmet Aerospace Inc.	141,717	29,055
	TransDigm Group Inc.	19,851	26,399
	Cummins Inc.	48,654	24,835
	Quanta Services Inc.	52,559	22,183
	PACCAR Inc.	185,121	20,273
	L3Harris Technologies Inc.	65,931	19,355
	United Rentals Inc.	22,428	18,151
	AMETEK Inc.	81,137	16,658
	WW Grainger Inc.	15,922	16,066
	Rockwell Automation Inc.	39,572	15,396
	Ferguson Enterprises Inc.	69,077	15,379
*	Axon Enterprise Inc.	26,423	15,006
	Carrier Global Corp.	282,013	14,902
*	Fair Isaac Corp.	7,939	13,422
	Vulcan Materials Co.	46,572	13,283
	Martin Marietta Materials Inc.	21,256	13,235
	Johnson Controls International plc	107,706	12,898
	Westinghouse Air Brake Technologies Corp.	60,258	12,862
	Paychex Inc.	114,165	12,807
*	Fiserv Inc.	189,577	12,734
*	Block Inc. Class A	193,038	12,565
*	Keysight Technologies Inc.	60,342	12,261
	Fidelity National Information Services Inc.	182,530	12,131
	Otis Worldwide Corp.	137,364	11,999
	Xylem Inc.	85,817	11,687
	Cintas Corp.	60,200	11,322
	Ingersoll Rand Inc.	139,264	11,032
	Verisk Analytics Inc.	49,123	10,988
	FedEx Corp.	37,426	10,811
	Synchrony Financial	126,954	10,592
	Old Dominion Freight Line Inc.	66,330	10,400
*	Mettler-Toledo International Inc.	7,200	10,038
	PayPal Holdings Inc.	164,897	9,627
	Dover Corp.	48,344	9,439
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	Equifax Inc.	43,140	9,360
*	Teledyne Technologies Inc.	16,548	8,452
	Veralto Corp.	83,142	8,296
	PPG Industries Inc.	79,091	8,104
*	Corpay Inc.	23,426	7,050
	Expeditors International of Washington Inc.	47,239	7,039
	HEICO Corp. Class A	26,648	6,727
*	Trimble Inc.	83,854	6,570
	Packaging Corp. of America	31,714	6,540
	Global Payments Inc.	83,446	6,459
	Snap-on Inc.	18,331	6,317
	Fortive Corp.	111,948	6,181
	HEICO Corp.	14,566	4,713
	Hubbell Inc. Class B	9,372	4,162
	TransUnion	34,277	2,939
	Dow Inc.	124,581	2,913
	Jacobs Solutions Inc.	20,889	2,767
*	Symbotic Inc. Class A	11,622	691
			634,542
Real Estate (5.6%)
	Digital Realty Trust Inc.	121,076	18,732
	Realty Income Corp.	324,254	18,278
*	CBRE Group Inc. Class A	104,894	16,866
	Public Storage	55,663	14,445
	Crown Castle Inc.	153,497	13,641
	Ventas Inc.	165,570	12,812
	VICI Properties Inc. Class A	376,747	10,594
	Simon Property Group Inc.	54,662	10,118
*	CoStar Group Inc.	149,384	10,045
	Extra Space Storage Inc.	74,813	9,742
	AvalonBay Communities Inc.	49,911	9,049
	Iron Mountain Inc.	98,979	8,210
	Equity Residential	127,412	8,032
	SBA Communications Corp.	37,554	7,264
	Invitation Homes Inc.	205,272	5,705
	Weyerhaeuser Co.	126,807	3,004
	Essex Property Trust Inc.	11,329	2,965
	Mid-America Apartment Communities Inc.	20,670	2,871
			182,373
Technology (13.3%)
*	DoorDash Inc. Class A	121,739	27,571
	Corning Inc.	271,976	23,814
	TE Connectivity plc	103,693	23,591
	Vertiv Holdings Co. Class A	134,763	21,833
*	Cloudflare Inc. Class A	105,560	20,811
	Western Digital Corp.	120,510	20,760
	Seagate Technology Holdings plc	75,273	20,729
*	Datadog Inc. Class A	114,708	15,599
	Monolithic Power Systems Inc.	16,041	14,539
	Cognizant Technology Solutions Corp. Class A	170,112	14,119
	Marvell Technology Inc.	151,928	12,911
*	Snowflake Inc. Class A	56,722	12,443
	Microchip Technology Inc.	190,486	12,138
*	MongoDB Inc.	27,242	11,433
	Hewlett Packard Enterprise Co.	465,063	11,171
*	Reddit Inc. Class A	46,150	10,609
*	Atlassian Corp. Class A	59,229	9,603
*	Fortinet Inc.	111,395	8,846
	Roper Technologies Inc.	18,968	8,443
*	Zscaler Inc.	36,535	8,218
*	Workday Inc. Class A	37,536	8,062
*	CoreWeave Inc. Class A	108,956	7,802
*	ON Semiconductor Corp.	141,816	7,679
*	Zoom Communications Inc.	88,922	7,673
	HP Inc.	329,450	7,340
	NetApp Inc.	68,503	7,336
*	Strategy Inc.	47,180	7,169
	VeriSign Inc.	29,405	7,144
*	HubSpot Inc.	17,540	7,039
4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
*	Tyler Technologies Inc.	15,165	6,884
	SS&C Technologies Holdings Inc.	73,108	6,391
	CDW Corp.	45,887	6,250
*	GoDaddy Inc. Class A	47,627	5,910
	Teradyne Inc.	27,600	5,342
*	Super Micro Computer Inc.	178,851	5,235
*	Pinterest Inc. Class A	199,531	5,166
	Leidos Holdings Inc.	22,545	4,067
*	Gartner Inc.	12,085	3,049
	Qnity Electronics Inc.	36,972	3,019
	Gen Digital Inc.	97,999	2,665
			430,403
Telecommunications (0.9%)
	Motorola Solutions Inc.	58,705	22,503
*	Charter Communications Inc. Class A	29,650	6,189
			28,692
Utilities (8.9%)
	Constellation Energy Corp.	110,114	38,900
	Vistra Corp.	119,424	19,267
	Dominion Energy Inc.	300,981	17,634
	Waste Connections Inc.	90,239	15,824
	Exelon Corp.	355,823	15,510
	Xcel Energy Inc.	208,498	15,400
	Entergy Corp.	157,411	14,550
	Public Service Enterprise Group Inc.	175,934	14,128
	Consolidated Edison Inc.	127,216	12,635
	PG&E Corp.	754,460	12,124
	WEC Energy Group Inc.	114,653	12,091
	Sempra	115,026	10,156
	Ameren Corp.	95,340	9,521
	American Water Works Co. Inc.	68,772	8,975
	Eversource Energy	132,242	8,904
	CenterPoint Energy Inc.	230,108	8,822
	PPL Corp.	247,683	8,674
	FirstEnergy Corp.	193,243	8,651
	Edison International	135,625	8,140
	DTE Energy Co.	62,221	8,025
	CMS Energy Corp.	107,256	7,500
	Alliant Energy Corp.	90,593	5,889
	NiSource Inc.	84,189	3,516
	Evergy Inc.	40,552	2,940
			287,776
Total Common Stocks (Cost $2,329,754)			3,222,930
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 3.780% (Cost $635)	6,348	635
Total Investments (99.9%) (Cost $2,330,389)			3,223,565
Other Assets and Liabilities—Net (0.1%)			3,817
Net Assets (100%)			3,227,382
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $104.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $122 was received for securities on loan.
5

Mid-Cap Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	2	689	—
E-mini S&P Mid-Cap 400 Index	March 2026	8	2,660	(39)
				(39)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	144	(4.320)	—	(4)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,329,754)	3,222,930
Affiliated Issuers (Cost $635)	635
Total Investments in Securities	3,223,565
Investment in Vanguard	77
Cash Collateral Pledged—Futures Contracts	190
Receivables for Investment Securities Sold	51
Receivables for Accrued Income	3,190
Receivables for Capital Shares Issued	1,485
Total Assets	3,228,558
Liabilities
Payables for Investment Securities Purchased	14
Collateral for Securities on Loan	122
Payables for Capital Shares Redeemed	763
Payables to Vanguard	243
Variation Margin Payable—Futures Contracts	30
Unrealized Depreciation—Over-the-Counter Swap Contracts	4
Total Liabilities	1,176
Net Assets	3,227,382
1 Includes $104 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	2,127,623
Total Distributable Earnings (Loss)	1,099,759
Net Assets	3,227,382

Net Assets
Applicable to 115,422,927 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,227,382
Net Asset Value Per Share	$27.96
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	49,176
Interest[2]	159
Securities Lending—Net	369
Total Income	49,704
Expenses
The Vanguard Group—Note B
Investment Advisory Services	51
Management and Administrative	4,848
Marketing and Distribution	154
Custodian Fees	60
Auditing Fees	31
Shareholders' Reports and Proxy Fees	51
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	5,206
Net Investment Income	44,498
Realized Net Gain (Loss)
Investment Securities Sold[2]	165,910
Futures Contracts	129
Swap Contracts	(3)
Realized Net Gain (Loss)	166,036
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	122,985
Futures Contracts	(8)
Swap Contracts	(4)
Change in Unrealized Appreciation (Depreciation)	122,973
Net Increase (Decrease) in Net Assets Resulting from Operations	333,507
1	Dividends are net of foreign withholding taxes of $24.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $139, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,498	37,452
Realized Net Gain (Loss)	166,036	149,170
Change in Unrealized Appreciation (Depreciation)	122,973	190,514
Net Increase (Decrease) in Net Assets Resulting from Operations	333,507	377,136
Distributions
Total Distributions	(186,761)	(68,219)
Capital Share Transactions
Issued	514,098	420,032
Issued in Lieu of Cash Distributions	186,761	68,219
Redeemed	(511,640)	(456,272)
Net Increase (Decrease) from Capital Share Transactions	189,219	31,979
Total Increase (Decrease)	335,965	340,896
Net Assets
Beginning of Period	2,891,417	2,550,521
End of Period	3,227,382	2,891,417
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.84	$23.93	$21.38	$29.48	$25.77
Investment Operations
Net Investment Income[1]	.391	.351	.336	.319	.284
Net Realized and Unrealized Gain (Loss) on Investments	2.462	3.211	2.934	(5.464)	5.642
Total from Investment Operations	2.853	3.562	3.270	(5.145)	5.926
Distributions
Dividends from Net Investment Income	(.348)	(.356)	(.319)	(.282)	(.318)
Distributions from Realized Capital Gains	(1.385)	(.296)	(.401)	(2.673)	(1.898)
Total Distributions	(1.733)	(.652)	(.720)	(2.955)	(2.216)
Net Asset Value, End of Period	$27.96	$26.84	$23.93	$21.38	$29.48
Total Return	11.54%	15.08%	15.83%	-18.82%	24.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,227	$2,891	$2,551	$2,231	$2,781
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%[2]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.38%	1.53%	1.39%	1.03%
Portfolio Turnover Rate	22%	21%	16%	16%	20%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11

Mid-Cap Index Portfolio
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $77,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Mid-Cap Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,222,930	—	—	3,222,930
Temporary Cash Investments	635	—	—	635
Total	3,223,565	—	—	3,223,565

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(39)	—	—	(39)
Swap Contracts	—	(4)	—	(4)
Total	(39)	(4)	—	(43)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	55,171
Undistributed Long-Term Gains	152,090
Net Unrealized Gains (Losses)	892,498
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,099,759
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	59,028	40,255
Long-Term Capital Gains	127,733	27,964
Total	186,761	68,219
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,331,067
Gross Unrealized Appreciation	1,019,723
Gross Unrealized Depreciation	(127,225)
Net Unrealized Appreciation (Depreciation)	892,498
E.  During the year ended December 31, 2025, the portfolio purchased $727,049,000 of investment securities and sold $678,076,000 of investment securities, other than temporary cash investments.
13

Mid-Cap Index Portfolio
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $46,444,000 and sales were $353,524,000, resulting in net realized gain of $36,341,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	19,112	16,602
Issued in Lieu of Cash Distributions	7,620	2,721
Redeemed	(19,018)	(18,190)
Net Increase (Decrease) in Shares Outstanding	7,714	1,133
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 26% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
For corporate shareholders, 69.4%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $71,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $127,732,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690MC 022026
16

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total International Stock Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
International Stock Funds (100.1%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	15,114,253	690,873
Vanguard Developed Markets Index Fund Admiral Shares	34,378,106	689,969
Vanguard Emerging Markets Stock Index Fund Admiral Shares	10,461,623	466,693
Vanguard European Stock Index Fund Admiral Shares	2,823,399	294,989
Vanguard Pacific Stock Index Fund Admiral Shares	1,767,204	198,103
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	2,032,936	71,966
Vanguard FTSE Canada All Cap Index ETF	918,885	43,181
Total Investment Companies (Cost $2,027,943)		2,455,774
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $2)	24	2
Total Investments (100.1%) (Cost $2,027,945)		2,455,776
Other Assets and Liabilities—Net (-0.1%)		(1,629)
Net Assets (100%)		2,454,147
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,027,945)	2,455,776
Receivables for Investment Securities Sold	840
Receivables for Accrued Income	223
Receivables for Capital Shares Issued	1,313
Total Assets	2,458,152
Liabilities
Due to Custodian	771
Payables for Investment Securities Purchased	2
Payables for Capital Shares Redeemed	3,232
Total Liabilities	4,005
Net Assets	2,454,147
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,933,180
Total Distributable Earnings (Loss)	520,967
Net Assets	2,454,147

Net Assets
Applicable to 91,361,126 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,454,147
Net Asset Value Per Share	$26.86
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total International Stock Market Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	70,005
Net Investment Income—Note B	70,005
Realized Net Gain (Loss)
Affiliated Funds Sold	34,989
Futures Contracts	(28)
Foreign Currencies	2
Realized Net Gain (Loss)	34,963
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	436,443
Net Increase (Decrease) in Net Assets Resulting from Operations	541,411
1	Dividends are net of foreign withholding taxes of $149.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,005	48,699
Realized Net Gain (Loss)	34,963	31,597
Change in Unrealized Appreciation (Depreciation)	436,443	(8,868)
Net Increase (Decrease) in Net Assets Resulting from Operations	541,411	71,428
Distributions
Total Distributions	(83,042)	(52,565)
Capital Share Transactions
Issued	722,059	537,115
Issued in Lieu of Cash Distributions	83,042	52,565
Redeemed	(370,765)	(360,953)
Net Increase (Decrease) from Capital Share Transactions	434,336	228,727
Total Increase (Decrease)	892,705	247,590
Net Assets
Beginning of Period	1,561,442	1,313,852
End of Period	2,454,147	1,561,442
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$21.38	$21.09	$19.05	$24.23	$22.98
Investment Operations
Net Investment Income[1]	.852	.703	.666	.622	.730
Capital Gain Distributions Received[1]	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	5.732	.359	2.204	(4.351)	1.202
Total from Investment Operations	6.584	1.062	2.870	(3.729)	1.932
Distributions
Dividends from Net Investment Income	(.686)	(.660)	(.585)	(.709)	(.462)
Distributions from Realized Capital Gains	(.418)	(.112)	(.245)	(.742)	(.220)
Total Distributions	(1.104)	(.772)	(.830)	(1.451)	(.682)
Net Asset Value, End of Period	$26.86	$21.38	$21.09	$19.05	$24.23
Total Return	32.04%	5.06%	15.54%	-16.01%	8.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,454	$1,561	$1,314	$1,209	$1,126
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.11%	0.11%	0.11%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.55%	3.25%	3.36%	3.16%	3.03%
Portfolio Turnover Rate	11%	16%	18%	15%	12%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at December 31, 2025.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash
6

Total International Stock Market Index Portfolio
and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the year ended December 31, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	79,710
Undistributed Long-Term Gains	31,357
Net Unrealized Gains (Losses)	409,900
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	520,967
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	56,690	48,714
Long-Term Capital Gains	26,352	3,851
Total	83,042	52,565
*	Includes short-term capital gains, if any.
7

Total International Stock Market Index Portfolio
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,045,876
Gross Unrealized Appreciation	410,555
Gross Unrealized Depreciation	(655)
Net Unrealized Appreciation (Depreciation)	409,900
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	30,124	24,694
Issued in Lieu of Cash Distributions	3,839	2,474
Redeemed	(15,637)	(16,435)
Net Increase (Decrease) in Shares Outstanding	18,326	10,733
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Developed Markets Index Fund	437,036	157,659	48,165	8,986	134,453	20,434	—	689,969
Vanguard Emerging Markets Stock Index Fund	302,437	160,006	67,032	8,428	62,854	11,995	—	466,693
Vanguard European Stock Index Fund	179,904	84,172	30,385	6,133	55,165	7,597	—	294,989
Vanguard FTSE All-World ex-US Index Fund	437,594	162,173	42,235	7,394	125,947	19,523	—	690,873
Vanguard FTSE All-World ex-US Small-Cap Index Fund	49,494	21,350	12,807	1,983	11,946	2,275	—	71,966
Vanguard FTSE Canada All Cap Index ETF	32,289	29	—	—	10,863	847	—	43,181
Vanguard Market Liquidity Fund	693	NA2	NA2	—	—	21	—	2
Vanguard Pacific Stock Index Fund	122,428	55,027	16,632	2,065	35,215	7,313	—	198,103
Total	1,561,875	640,416	217,256	34,989	436,443	70,005	—	2,455,776
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $292,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $26,352,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The portfolio designates to shareholders foreign source income of $61,346,000 and foreign taxes paid of $5,527,000.
Q690TISM 022026
10

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total Stock Market Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	68,635,846	5,625,394
Vanguard Extended Market Index Fund Admiral Shares	4,665,928	740,110
Total Investment Companies (Cost $4,010,421)		6,365,504
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $257)	2,574	257
Total Investments (100.1%) (Cost $4,010,678)		6,365,761
Other Assets and Liabilities—Net (-0.1%)		(4,708)
Net Assets (100%)		6,361,053
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $4,010,678)	6,365,761
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	2,789
Total Assets	6,368,552
Liabilities
Payables for Investment Securities Purchased	344
Payables for Capital Shares Redeemed	7,155
Total Liabilities	7,499
Net Assets	6,361,053
At December 31, 2025, net assets consisted of:

Paid-in Capital	3,648,515
Total Distributable Earnings (Loss)	2,712,538
Net Assets	6,361,053

Net Assets
Applicable to 104,405,295 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,361,053
Net Asset Value Per Share	$60.93
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Stock Market Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	62,106
Interest	1
Net Investment Income—Note B	62,107
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	103,183
Affiliated Funds Sold	198,066
Futures Contracts	55
Realized Net Gain (Loss)	301,304
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	555,062
Net Increase (Decrease) in Net Assets Resulting from Operations	918,473
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,107	63,305
Realized Net Gain (Loss)	301,304	307,691
Change in Unrealized Appreciation (Depreciation)	555,062	671,806
Net Increase (Decrease) in Net Assets Resulting from Operations	918,473	1,042,802
Distributions
Total Distributions	(371,429)	(398,985)
Capital Share Transactions
Issued	821,579	640,472
Issued in Lieu of Cash Distributions	371,429	398,985
Redeemed	(801,698)	(617,349)
Net Increase (Decrease) from Capital Share Transactions	391,310	422,108
Total Increase (Decrease)	938,354	1,065,925
Net Assets
Beginning of Period	5,422,699	4,356,774
End of Period	6,361,053	5,422,699
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$56.16	$49.45	$42.30	$56.94	$48.56
Investment Operations
Net Investment Income[1]	.607	.666	.647	.587	.640
Capital Gain Distributions Received[1]	1.008	1.670	1.227	1.704	1.599
Net Realized and Unrealized Gain (Loss) on Investments	6.993	8.829	8.422	(12.797)	9.589
Total from Investment Operations	8.608	11.165	10.296	(10.506)	11.828
Distributions
Dividends from Net Investment Income	(.677)	(.687)	(.536)	(.650)	(.652)
Distributions from Realized Capital Gains	(3.161)	(3.768)	(2.610)	(3.484)	(2.796)
Total Distributions	(3.838)	(4.455)	(3.146)	(4.134)	(3.448)
Net Asset Value, End of Period	$60.93	$56.16	$49.45	$42.30	$56.94
Total Return	16.93%	23.71%	25.95%	-19.59%	25.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,361	$5,423	$4,357	$3,614	$4,254
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.08%	1.27%	1.45%	1.28%	1.22%
Portfolio Turnover Rate	7%	6%	12%	6%	7%
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at December 31, 2025.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other
6

Total Stock Market Index Portfolio
expenses incurred by the portfolio during the year ended December 31, 2025, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2025, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	57,437
Undistributed Long-Term Gains	300,018
Net Unrealized Gains (Losses)	2,355,083
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	2,712,538
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	65,523	61,491
Long-Term Capital Gains	305,906	337,494
Total	371,429	398,985
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,010,678
Gross Unrealized Appreciation	2,355,437
Gross Unrealized Depreciation	(354)
Net Unrealized Appreciation (Depreciation)	2,355,083
7

Total Stock Market Index Portfolio
E.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	14,742	12,188
Issued in Lieu of Cash Distributions	7,528	7,999
Redeemed	(14,417)	(11,731)
Net Increase (Decrease) in Shares Outstanding	7,853	8,456
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2025 Market Value ($000)
Vanguard Extended Market Index Fund	695,171	101,591	124,494	49,188	18,654	8,525	—	740,110
Vanguard Market Liquidity Fund	3	NA1	NA1	—	—	30	—	257
Vanguard Variable Insurance Funds—Equity Index Portfolio	4,730,086	480,294	270,272	148,878	536,408	53,551	103,183	5,625,394
Total	5,425,260	581,885	394,766	198,066	555,062	62,106	103,183	6,365,761
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 39% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 90.5%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $146,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $305,906,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690TSMI 022026
10

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Equity Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (10.6%)
	Alphabet Inc. Class A	1,314,349	411,391
	Alphabet Inc. Class C	1,050,498	329,646
	Meta Platforms Inc. Class A	492,009	324,770
*	Netflix Inc.	957,260	89,753
	Walt Disney Co.	403,301	45,884
	AT&T Inc.	1,601,628	39,784
	Verizon Communications Inc.	952,270	38,786
	Comcast Corp. Class A	821,069	24,542
	T-Mobile US Inc.	108,655	22,061
*	Warner Bros Discovery Inc.	559,459	16,124
	Electronic Arts Inc.	50,712	10,362
*	Take-Two Interactive Software Inc.	39,219	10,041
	Omnicom Group Inc.	72,184	5,829
*	Live Nation Entertainment Inc.	35,764	5,096
*	Charter Communications Inc. Class A	19,880	4,150
*	Trade Desk Inc. Class A	99,467	3,776
	Fox Corp. Class A	47,388	3,463
	TKO Group Holdings Inc. Class A	14,976	3,130
	News Corp. Class A	84,692	2,212
	Fox Corp. Class B	33,340	2,165
	Match Group Inc.	53,321	1,722
	Paramount Skydance Corp. Class B	69,404	930
	News Corp. Class B	27,787	823
			1,396,440
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	2,197,686	507,270
*	Tesla Inc.	634,801	285,483
	Home Depot Inc.	224,857	77,373
	McDonald's Corp.	160,883	49,171
	Booking Holdings Inc.	7,282	38,997
	TJX Cos. Inc.	251,400	38,618
	Lowe's Cos. Inc.	126,736	30,564
	Starbucks Corp.	256,795	21,625
*	DoorDash Inc. Class A	84,453	19,127
*	O'Reilly Automotive Inc.	190,680	17,392
	General Motors Co.	210,778	17,140
	NIKE Inc. Class B	268,842	17,128
	Royal Caribbean Cruises Ltd.	57,294	15,980
	Marriott International Inc. Class A	50,314	15,609
	Hilton Worldwide Holdings Inc.	52,501	15,081
*	Carvana Co.	31,948	13,483
	Ross Stores Inc.	73,466	13,234
*	Airbnb Inc. Class A	96,074	13,039
*	AutoZone Inc.	3,757	12,742
	Ford Motor Co.	883,377	11,590
*	Chipotle Mexican Grill Inc.	298,721	11,053
	Yum! Brands Inc.	62,764	9,495
	DR Horton Inc.	61,891	8,914
	eBay Inc.	102,118	8,894
*	Carnival Corp.	245,410	7,495
	Expedia Group Inc.	26,433	7,489
	Garmin Ltd.	36,883	7,482
*	Ulta Beauty Inc.	10,151	6,141
	Tractor Supply Co.	119,263	5,964
	Tapestry Inc.	46,218	5,905
	PulteGroup Inc.	44,056	5,166
*	Lululemon Athletica Inc.	24,373	5,065
	Lennar Corp. Class A	48,764	5,013
	Williams-Sonoma Inc.	27,511	4,913
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Darden Restaurants Inc.	26,253	4,831
*	NVR Inc.	642	4,682
	Las Vegas Sands Corp.	68,729	4,474
	Genuine Parts Co.	31,353	3,855
*	Aptiv plc	48,747	3,709
*	Deckers Outdoor Corp.	32,914	3,412
	Ralph Lauren Corp.	8,774	3,103
	Best Buy Co. Inc.	44,130	2,954
	Domino's Pizza Inc.	7,026	2,929
	Hasbro Inc.	30,002	2,460
	Wynn Resorts Ltd.	19,158	2,305
*	Norwegian Cruise Line Holdings Ltd.	102,803	2,295
	Pool Corp.	7,372	1,686
*	MGM Resorts International	46,157	1,684
			1,374,014
Consumer Staples (4.7%)
	Walmart Inc.	990,602	110,363
	Costco Wholesale Corp.	100,113	86,331
	Procter & Gamble Co.	527,913	75,655
	Coca-Cola Co.	874,622	61,145
	Philip Morris International Inc.	351,656	56,406
	PepsiCo Inc.	308,913	44,335
	Altria Group Inc.	379,155	21,862
	Mondelez International Inc. Class A	291,562	15,695
	Colgate-Palmolive Co.	182,072	14,387
*	Monster Beverage Corp.	161,057	12,348
	Target Corp.	102,694	10,038
	Kroger Co.	137,589	8,597
	Keurig Dr Pepper Inc.	306,487	8,585
	Sysco Corp.	108,340	7,984
	Kimberly-Clark Corp.	75,088	7,576
	Kenvue Inc.	432,095	7,454
	Dollar General Corp.	49,822	6,615
	Archer-Daniels-Midland Co.	108,571	6,242
	Hershey Co.	33,450	6,087
	Estee Lauder Cos. Inc. Class A	55,451	5,807
	General Mills Inc.	120,277	5,593
*	Dollar Tree Inc.	42,850	5,271
	Kraft Heinz Co.	192,383	4,665
	Church & Dwight Co. Inc.	54,270	4,550
	Constellation Brands Inc. Class A	31,854	4,395
	McCormick & Co. Inc. (Non-Voting)	57,348	3,906
	Tyson Foods Inc. Class A	63,908	3,746
	Clorox Co.	27,531	2,776
	Bunge Global SA	30,584	2,724
	J M Smucker Co.	24,008	2,348
	Conagra Brands Inc.	108,508	1,878
	Molson Coors Beverage Co. Class B	38,418	1,793
	Hormel Foods Corp.	66,076	1,566
	Lamb Weston Holdings Inc.	31,622	1,325
	Campbell's Co.	44,556	1,242
	Brown-Forman Corp. Class B	39,965	1,041
			622,331
Energy (2.8%)
	Exxon Mobil Corp.	952,711	114,649
	Chevron Corp.	427,584	65,168
	ConocoPhillips	279,166	26,133
	Williams Cos. Inc.	275,807	16,579
	SLB Ltd.	337,710	12,961
	EOG Resources Inc.	122,574	12,871
	Kinder Morgan Inc.	441,806	12,145
	Phillips 66	91,021	11,745
	Valero Energy Corp.	68,908	11,218
	Marathon Petroleum Corp.	67,906	11,044
	ONEOK Inc.	142,314	10,460
	Baker Hughes Co.	222,963	10,154
	Targa Resources Corp.	48,485	8,945
	EQT Corp.	141,029	7,559
	Occidental Petroleum Corp.	162,561	6,685
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	42,070	6,324
	Expand Energy Corp.	53,787	5,936
	Halliburton Co.	190,064	5,371
	Devon Energy Corp.	141,715	5,191
	Coterra Energy Inc.	172,025	4,528
	Texas Pacific Land Corp.	13,059	3,751
	APA Corp.	80,077	1,959
			371,376
Financials (13.4%)
*	Berkshire Hathaway Inc. Class B	414,267	208,231
	JPMorgan Chase & Co.	614,987	198,161
	Visa Inc. Class A	381,255	133,710
	Mastercard Inc. Class A	185,234	105,746
	Bank of America Corp.	1,517,711	83,474
	Wells Fargo & Co.	709,148	66,093
	Goldman Sachs Group Inc.	67,758	59,559
	Morgan Stanley	272,875	48,443
	Citigroup Inc.	404,220	47,168
	American Express Co.	121,383	44,906
	Charles Schwab Corp.	377,379	37,704
	S&P Global Inc.	70,036	36,600
	Blackrock Inc.	32,600	34,893
	Capital One Financial Corp.	143,620	34,808
	Progressive Corp.	132,486	30,170
	Chubb Ltd.	82,690	25,809
	Blackstone Inc.	166,830	25,715
	CME Group Inc.	81,433	22,238
	Intercontinental Exchange Inc.	128,834	20,866
	Marsh & McLennan Cos. Inc.	110,677	20,533
*	Robinhood Markets Inc. Class A	177,650	20,092
	KKR & Co. Inc.	154,958	19,754
	US Bancorp	351,125	18,736
	PNC Financial Services Group Inc.	88,582	18,490
	Bank of New York Mellon Corp.	157,566	18,292
	Moody's Corp.	34,661	17,707
	Aon plc Class A	48,558	17,135
	Apollo Global Management Inc.	104,900	15,185
	Arthur J Gallagher & Co.	58,018	15,014
	Travelers Cos. Inc.	50,398	14,618
	Truist Financial Corp.	288,954	14,219
	PayPal Holdings Inc.	211,395	12,341
	Allstate Corp.	59,122	12,306
	Aflac Inc.	106,590	11,754
*	Coinbase Global Inc. Class A	51,546	11,657
	American International Group Inc.	121,915	10,430
	Ameriprise Financial Inc.	20,991	10,293
	Nasdaq Inc.	101,929	9,900
	MetLife Inc.	125,025	9,869
	MSCI Inc.	16,975	9,739
	Prudential Financial Inc.	79,064	8,925
	Hartford Insurance Group Inc.	62,965	8,677
*	Fiserv Inc.	121,520	8,162
	State Street Corp.	63,126	8,144
*	Block Inc. Class A	123,730	8,054
*	Arch Capital Group Ltd.	81,592	7,826
	Fidelity National Information Services Inc.	117,005	7,776
	Ares Management Corp. Class A	46,539	7,522
	Willis Towers Watson plc	21,633	7,109
	Fifth Third Bancorp	149,598	7,003
	M&T Bank Corp.	34,714	6,994
	Synchrony Financial	81,365	6,788
	Interactive Brokers Group Inc. Class A	100,630	6,471
	Raymond James Financial Inc.	39,844	6,398
	Huntington Bancshares Inc.	355,237	6,163
	Cboe Global Markets Inc.	23,622	5,929
	Northern Trust Corp.	42,739	5,838
	Cincinnati Financial Corp.	35,290	5,764
	Citizens Financial Group Inc.	96,940	5,662
	Regions Financial Corp.	198,067	5,368
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Brown & Brown Inc.	66,206	5,277
	T. Rowe Price Group Inc.	49,322	5,050
*	Corpay Inc.	15,804	4,756
	W R Berkley Corp.	67,656	4,744
	KeyCorp	210,064	4,336
	Global Payments Inc.	53,486	4,140
	Loews Corp.	38,341	4,038
	Principal Financial Group Inc.	45,161	3,984
	Everest Group Ltd.	9,445	3,205
	Jack Henry & Associates Inc.	16,359	2,985
	Assurant Inc.	11,275	2,716
	Invesco Ltd.	100,176	2,632
	Globe Life Inc.	17,987	2,516
	FactSet Research Systems Inc.	8,465	2,456
	Franklin Resources Inc.	69,346	1,657
	Erie Indemnity Co. Class A	5,764	1,652
			1,769,075
Health Care (9.6%)
	Eli Lilly & Co.	179,402	192,800
	Johnson & Johnson	544,240	112,630
	AbbVie Inc.	399,332	91,243
	UnitedHealth Group Inc.	204,604	67,542
	Merck & Co. Inc.	560,735	59,023
	Abbott Laboratories	392,853	49,221
	Thermo Fisher Scientific Inc.	84,884	49,186
*	Intuitive Surgical Inc.	80,086	45,358
	Amgen Inc.	121,662	39,821
	Gilead Sciences Inc.	280,186	34,390
	Danaher Corp.	142,035	32,515
	Pfizer Inc.	1,285,002	31,997
*	Boston Scientific Corp.	334,860	31,929
	Medtronic plc	289,796	27,838
	Stryker Corp.	77,744	27,325
*	Vertex Pharmaceuticals Inc.	57,323	25,988
	Bristol-Myers Squibb Co.	459,894	24,807
	McKesson Corp.	27,884	22,873
	CVS Health Corp.	286,864	22,766
	Elevance Health Inc.	50,211	17,601
	Regeneron Pharmaceuticals Inc.	22,770	17,575
	HCA Healthcare Inc.	36,088	16,848
	Cigna Group	60,395	16,623
	Cencora Inc.	43,789	14,790
	Becton Dickinson & Co.	64,749	12,566
	Zoetis Inc.	99,563	12,527
*	IDEXX Laboratories Inc.	18,039	12,204
*	Edwards Lifesciences Corp.	131,116	11,178
	Cardinal Health Inc.	53,674	11,030
	Agilent Technologies Inc.	64,054	8,716
*	IQVIA Holdings Inc.	38,433	8,663
	GE HealthCare Technologies Inc.	102,918	8,441
	ResMed Inc.	32,981	7,944
	Humana Inc.	27,221	6,972
*	Mettler-Toledo International Inc.	4,616	6,436
*	Dexcom Inc.	88,116	5,848
*	Biogen Inc.	33,093	5,824
	STERIS plc	22,127	5,610
*	Waters Corp.	13,431	5,101
	Labcorp Holdings Inc.	18,756	4,705
*	Insulet Corp.	15,935	4,529
	West Pharmaceutical Services Inc.	16,303	4,486
	Quest Diagnostics Inc.	25,087	4,353
*	Centene Corp.	105,185	4,328
	Zimmer Biomet Holdings Inc.	44,689	4,018
*	Hologic Inc.	50,363	3,752
*	Cooper Cos. Inc.	44,909	3,681
*	Incyte Corp.	37,159	3,670
	Viatris Inc.	260,279	3,240
	Universal Health Services Inc. Class B	12,479	2,721
*	Solventum Corp.	33,165	2,628
4

Equity Index Portfolio
		Shares	Market Value• ($000)
	Revvity Inc.	25,653	2,482
*	Align Technology Inc.	15,082	2,355
*	Moderna Inc.	78,567	2,317
	Baxter International Inc.	116,022	2,217
*	Charles River Laboratories International Inc.	11,106	2,215
	Bio-Techne Corp.	35,021	2,060
*	Molina Healthcare Inc.	11,619	2,016
*	Henry Schein Inc.	22,614	1,709
*	DaVita Inc.	7,888	896
			1,266,127
Industrials (8.1%)
	GE Aerospace	238,297	73,403
	Caterpillar Inc.	105,724	60,566
	RTX Corp.	302,900	55,552
	GE Vernova Inc.	61,294	40,060
*	Boeing Co.	176,902	38,409
*	Uber Technologies Inc.	469,423	38,356
	Union Pacific Corp.	133,975	30,991
	Honeywell International Inc.	143,472	27,990
	Eaton Corp. plc	87,739	27,946
	Deere & Co.	56,799	26,444
	Parker-Hannifin Corp.	28,507	25,056
	Automatic Data Processing Inc.	91,381	23,506
	Lockheed Martin Corp.	46,004	22,251
	Trane Technologies plc	50,094	19,497
	General Dynamics Corp.	57,280	19,284
	3M Co.	120,006	19,213
	Howmet Aerospace Inc.	90,833	18,623
	Waste Management Inc.	83,710	18,392
	Northrop Grumman Corp.	30,311	17,284
	TransDigm Group Inc.	12,722	16,918
	Emerson Electric Co.	126,904	16,843
	United Parcel Service Inc. Class B	166,942	16,559
	Johnson Controls International plc	138,066	16,533
	Cummins Inc.	31,185	15,918
	CSX Corp.	420,388	15,239
	Illinois Tool Works Inc.	59,639	14,689
	Norfolk Southern Corp.	50,681	14,633
	Cintas Corp.	77,173	14,514
	Quanta Services Inc.	33,711	14,228
	FedEx Corp.	49,036	14,164
	PACCAR Inc.	118,561	12,984
	L3Harris Technologies Inc.	42,268	12,409
	United Rentals Inc.	14,376	11,635
	AMETEK Inc.	51,994	10,675
	Fastenal Co.	259,330	10,407
	Delta Air Lines Inc.	146,422	10,162
*	Axon Enterprise Inc.	17,827	10,124
	WW Grainger Inc.	9,884	9,973
	Rockwell Automation Inc.	25,361	9,867
	Republic Services Inc.	45,471	9,637
	Carrier Global Corp.	178,879	9,452
	Westinghouse Air Brake Technologies Corp.	38,670	8,254
	Paychex Inc.	73,255	8,218
*	United Airlines Holdings Inc.	73,259	8,192
*	Copart Inc.	201,266	7,880
	Otis Worldwide Corp.	88,054	7,691
	Xylem Inc.	55,056	7,497
	Comfort Systems USA Inc.	7,948	7,418
	Verisk Analytics Inc.	31,481	7,042
	Old Dominion Freight Line Inc.	41,595	6,522
	Ingersoll Rand Inc.	81,243	6,436
	EMCOR Group Inc.	10,112	6,186
	Dover Corp.	30,949	6,042
	Equifax Inc.	27,656	6,001
	Broadridge Financial Solutions Inc.	26,343	5,879
	Veralto Corp.	56,009	5,589
	Hubbell Inc. Class B	11,992	5,326
	Leidos Holdings Inc.	28,829	5,201
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Southwest Airlines Co.	116,794	4,827
	Expeditors International of Washington Inc.	30,277	4,512
	CH Robinson Worldwide Inc.	26,762	4,302
	Snap-on Inc.	11,758	4,052
	Rollins Inc.	66,369	3,983
	Fortive Corp.	71,780	3,963
	Pentair plc	36,957	3,849
	Jacobs Solutions Inc.	26,946	3,569
	Lennox International Inc.	7,214	3,503
	Textron Inc.	39,814	3,471
	JB Hunt Transport Services Inc.	17,012	3,306
	Allegion plc	19,460	3,098
	IDEX Corp.	16,917	3,010
	Huntington Ingalls Industries Inc.	8,831	3,003
	Masco Corp.	46,727	2,965
	Nordson Corp.	12,062	2,900
	Stanley Black & Decker Inc.	34,864	2,590
*	Builders FirstSource Inc.	25,023	2,575
*	Dayforce Inc.	36,320	2,512
*	Generac Holdings Inc.	13,309	1,815
	Paycom Software Inc.	11,045	1,760
	A O Smith Corp.	25,544	1,708
			1,077,033
Information Technology (34.4%)
	NVIDIA Corp.	5,489,642	1,023,818
	Apple Inc.	3,338,143	907,508
	Microsoft Corp.	1,679,060	812,027
	Broadcom Inc.	1,066,837	369,232
*	Palantir Technologies Inc. Class A	516,058	91,729
*	Advanced Micro Devices Inc.	367,795	78,767
	Oracle Corp.	379,978	74,062
	Micron Technology Inc.	253,579	72,374
	Cisco Systems Inc.	890,195	68,572
	International Business Machines Corp.	211,168	62,550
	Salesforce Inc.	215,071	56,974
	Lam Research Corp.	283,754	48,573
	Applied Materials Inc.	179,973	46,251
	Intuit Inc.	62,986	41,723
	QUALCOMM Inc.	241,951	41,386
*	AppLovin Corp. Class A	61,142	41,199
	Accenture plc Class A	140,099	37,589
*	Intel Corp.	1,012,958	37,378
	Amphenol Corp. Class A	276,538	37,371
	KLA Corp.	29,683	36,067
*	ServiceNow Inc.	234,365	35,902
	Texas Instruments Inc.	205,267	35,612
*	Adobe Inc.	94,569	33,098
*	Arista Networks Inc.	233,266	30,565
	Analog Devices Inc.	111,138	30,141
*	Palo Alto Networks Inc.	154,523	28,463
*	Crowdstrike Holdings Inc. Class A	56,693	26,575
*	Synopsys Inc.	41,964	19,711
*	Cadence Design Systems Inc.	61,468	19,214
	Corning Inc.	176,402	15,446
	TE Connectivity plc	66,471	15,123
	Motorola Solutions Inc.	37,649	14,432
*	Autodesk Inc.	48,123	14,245
	Seagate Technology Holdings plc	49,220	13,555
	Western Digital Corp.	77,240	13,306
	NXP Semiconductors NV	56,851	12,340
*	Fortinet Inc.	142,805	11,340
	Roper Technologies Inc.	24,314	10,823
*	Workday Inc. Class A	49,026	10,530
*	Datadog Inc. Class A	73,522	9,998
	Monolithic Power Systems Inc.	10,833	9,819
*	Fair Isaac Corp.	5,356	9,055
	Cognizant Technology Solutions Corp. Class A	109,041	9,050
	Dell Technologies Inc. Class C	68,085	8,571
*	Keysight Technologies Inc.	38,768	7,877
6

Equity Index Portfolio
		Shares	Market Value• ($000)
	Microchip Technology Inc.	122,192	7,786
*	Sandisk Corp.	31,453	7,466
	Hewlett Packard Enterprise Co.	298,050	7,159
	Teradyne Inc.	35,383	6,849
*	First Solar Inc.	24,217	6,326
	Jabil Inc.	24,141	5,505
*	Teledyne Technologies Inc.	10,588	5,408
*	ON Semiconductor Corp.	90,909	4,923
*	PTC Inc.	27,048	4,712
	HP Inc.	211,050	4,702
	NetApp Inc.	43,787	4,689
	VeriSign Inc.	18,844	4,578
*	Tyler Technologies Inc.	9,718	4,411
*	Trimble Inc.	53,663	4,204
*	Gartner Inc.	16,284	4,108
	CDW Corp.	29,387	4,003
	Qnity Electronics Inc.	47,171	3,852
*	GoDaddy Inc. Class A	30,515	3,786
	Gen Digital Inc.	127,181	3,458
*	F5 Inc.	13,054	3,332
*	Super Micro Computer Inc.	113,252	3,315
*	Akamai Technologies Inc.	32,538	2,839
*	Zebra Technologies Corp. Class A	11,448	2,780
*	EPAM Systems Inc.	12,481	2,557
	Skyworks Solutions Inc.	33,677	2,135
			4,544,824
Materials (1.8%)
	Linde plc	105,491	44,980
	Newmont Corp.	246,537	24,617
	CRH plc	151,416	18,897
	Sherwin-Williams Co.	52,083	16,877
	Freeport-McMoRan Inc.	324,392	16,476
	Ecolab Inc.	57,557	15,110
	Air Products and Chemicals Inc.	50,270	12,418
	Corteva Inc.	152,674	10,234
	Vulcan Materials Co.	29,883	8,523
	Martin Marietta Materials Inc.	13,624	8,483
	Nucor Corp.	51,703	8,433
	Steel Dynamics Inc.	31,012	5,255
	PPG Industries Inc.	50,705	5,195
	International Paper Co.	119,198	4,695
	Smurfit WestRock plc	117,791	4,555
	Amcor plc	521,274	4,348
	Packaging Corp. of America	20,147	4,155
	International Flavors & Fragrances Inc.	57,991	3,908
	DuPont de Nemours Inc.	94,954	3,817
	Dow Inc.	160,614	3,755
	Albemarle Corp.	26,494	3,747
	Ball Corp.	60,627	3,211
	Avery Dennison Corp.	17,485	3,180
	CF Industries Holdings Inc.	35,244	2,726
	LyondellBasell Industries NV Class A	58,238	2,522
	Mosaic Co.	71,538	1,723
			241,840
Real Estate (1.8%)
	Welltower Inc.	155,042	28,777
	Prologis Inc.	209,863	26,791
	American Tower Corp.	105,751	18,567
	Equinix Inc.	22,179	16,993
	Simon Property Group Inc.	73,774	13,656
	Realty Income Corp.	207,727	11,710
	Digital Realty Trust Inc.	72,938	11,284
*	CBRE Group Inc. Class A	66,224	10,648
	Public Storage	35,664	9,255
	Crown Castle Inc.	98,472	8,751
	Ventas Inc.	106,087	8,209
	VICI Properties Inc. Class A	241,051	6,778
*	CoStar Group Inc.	95,835	6,444
	Extra Space Storage Inc.	47,961	6,246
7

Equity Index Portfolio
	Shares	Market Value• ($000)
AvalonBay Communities Inc.	31,922	5,788
Iron Mountain Inc.	66,751	5,537
Equity Residential	78,141	4,926
SBA Communications Corp.	24,062	4,654
Weyerhaeuser Co.	162,619	3,852
Essex Property Trust Inc.	14,529	3,802
Mid-America Apartment Communities Inc.	26,550	3,688
Invitation Homes Inc.	127,913	3,555
Kimco Realty Corp.	152,998	3,101
Camden Property Trust	24,094	2,652
Host Hotels & Resorts Inc.	145,035	2,571
Regency Centers Corp.	37,230	2,570
Healthpeak Properties Inc.	157,187	2,528
UDR Inc.	67,961	2,493
BXP Inc.	33,469	2,259
Federal Realty Investment Trust	17,649	1,779
Alexandria Real Estate Equities Inc.	35,046	1,715
		241,579
Utilities (2.2%)
NextEra Energy Inc.	470,454	37,768
Constellation Energy Corp.	70,582	24,935
Southern Co.	248,786	21,694
Duke Energy Corp.	175,635	20,586
American Electric Power Co. Inc.	120,998	13,952
Sempra	147,383	13,013
Vistra Corp.	71,942	11,606
Dominion Energy Inc.	192,822	11,297
Exelon Corp.	228,170	9,946
Xcel Energy Inc.	133,637	9,870
Entergy Corp.	100,922	9,328
Public Service Enterprise Group Inc.	112,769	9,055
Consolidated Edison Inc.	81,534	8,098
PG&E Corp.	496,932	7,986
WEC Energy Group Inc.	73,461	7,747
NRG Energy Inc.	43,282	6,892
Ameren Corp.	61,078	6,099
Atmos Energy Corp.	36,266	6,079
DTE Energy Co.	46,901	6,049
PPL Corp.	167,048	5,850
American Water Works Co. Inc.	44,083	5,753
Eversource Energy	84,699	5,703
CenterPoint Energy Inc.	147,341	5,649
FirstEnergy Corp.	117,310	5,252
Edison International	86,820	5,211
CMS Energy Corp.	68,701	4,804
NiSource Inc.	107,746	4,500
Alliant Energy Corp.	58,248	3,787
Evergy Inc.	52,179	3,783
Pinnacle West Capital Corp.	27,179	2,411
AES Corp.	161,341	2,314
		297,017
Total Common Stocks (Cost $5,377,445)		13,201,656
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $19,982)	199,821	19,982
Total Investments (100.0%) (Cost $5,397,427)		13,221,638
Other Assets and Liabilities—Net (0.0%)		5,159
Net Assets (100%)		13,226,797
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	75	25,847	43

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	154	(4.320)	—	(5)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,377,445)	13,201,656
Affiliated Issuers (Cost $19,982)	19,982
Total Investments in Securities	13,221,638
Investment in Vanguard	314
Cash Collateral Pledged—Futures Contracts	1,684
Receivables for Accrued Income	6,772
Receivables for Capital Shares Issued	1,823
Total Assets	13,232,231
Liabilities
Due to Custodian	9
Payables for Investment Securities Purchased	44
Payables for Capital Shares Redeemed	4,368
Payables to Vanguard	814
Variation Margin Payable—Futures Contracts	194
Unrealized Depreciation—Over-the-Counter Swap Contracts	5
Total Liabilities	5,434
Net Assets	13,226,797
At December 31, 2025, net assets consisted of:

Paid-in Capital	4,851,032
Total Distributable Earnings (Loss)	8,375,765
Net Assets	13,226,797

Net Assets
Applicable to 161,376,957 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,226,797
Net Asset Value Per Share	$81.96
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	150,870
Interest[2]	601
Securities Lending—Net	45
Total Income	151,516
Expenses
The Vanguard Group—Note B
Investment Advisory Services	290
Management and Administrative	15,730
Marketing and Distribution	516
Custodian Fees	101
Auditing Fees	109
Shareholders' Reports and Proxy Fees	78
Trustees’ Fees and Expenses	7
Other Expenses	23
Total Expenses	16,854
Net Investment Income	134,662
Realized Net Gain (Loss)
Investment Securities Sold[2]	423,782
Futures Contracts	5,226
Swap Contracts	(3)
Realized Net Gain (Loss)	429,005
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,440,949
Futures Contracts	96
Swap Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	1,441,040
Net Increase (Decrease) in Net Assets Resulting from Operations	2,004,707
1	Dividends are net of foreign withholding taxes of $39.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $537, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	134,662	129,440
Realized Net Gain (Loss)	429,005	249,547
Change in Unrealized Appreciation (Depreciation)	1,441,040	1,899,728
Net Increase (Decrease) in Net Assets Resulting from Operations	2,004,707	2,278,715
Distributions
Total Distributions	(377,502)	(516,582)
Capital Share Transactions
Issued	940,972	1,000,158
Issued in Lieu of Cash Distributions	377,502	516,582
Redeemed	(1,197,572)	(1,022,556)
Net Increase (Decrease) from Capital Share Transactions	120,902	494,184
Total Increase (Decrease)	1,748,107	2,256,317
Net Assets
Beginning of Period	11,478,690	9,222,373
End of Period	13,226,797	11,478,690
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.14	$60.89	$50.74	$65.47	$53.76
Investment Operations
Net Investment Income[1]	.834	.826	.833	.806	.738
Net Realized and Unrealized Gain (Loss) on Investments	11.370	13.851	11.870	(12.244)	13.978
Total from Investment Operations	12.204	14.677	12.703	(11.438)	14.716
Distributions
Dividends from Net Investment Income	(.815)	(.888)	(.794)	(.758)	(.754)
Distributions from Realized Capital Gains	(1.569)	(2.539)	(1.759)	(2.534)	(2.252)
Total Distributions	(2.384)	(3.427)	(2.553)	(3.292)	(3.006)
Net Asset Value, End of Period	$81.96	$72.14	$60.89	$50.74	$65.47
Total Return	17.70%	24.84%	26.11%	-18.23%	28.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,227	$11,479	$9,222	$7,592	$9,354
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.23%	1.52%	1.48%	1.25%
Portfolio Turnover Rate	4%	4%	5%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

Equity Index Portfolio
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $314,000, representing less than 0.01% of the portfolio’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Equity Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,201,656	—	—	13,201,656
Temporary Cash Investments	19,982	—	—	19,982
Total	13,221,638	—	—	13,221,638

Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
Liabilities
Swap Contracts	—	(5)	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	126,776
Undistributed Long-Term Gains	425,612
Net Unrealized Gains (Losses)	7,823,377
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	8,375,765
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	132,006	138,186
Long-Term Capital Gains	245,496	378,396
Total	377,502	516,582
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,398,261
Gross Unrealized Appreciation	8,231,672
Gross Unrealized Depreciation	(408,295)
Net Unrealized Appreciation (Depreciation)	7,823,377
E.  During the year ended December 31, 2025, the portfolio purchased $503,616,000 of investment securities and sold $633,278,000 of investment securities, other than temporary cash investments.
16

Equity Index Portfolio
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $15,788,000 and sales were $22,988,000, resulting in net realized gain of $2,633,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	12,790	14,842
Issued in Lieu of Cash Distributions	5,697	8,098
Redeemed	(16,232)	(15,286)
Net Increase (Decrease) in Shares Outstanding	2,255	7,654
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Vanguard Variable Insurance Funds Total Stock Market Index Portfolio) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Equity Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Equity Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $271,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $245,496,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690TSMI 022026
19

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Real Estate Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (90.3%)
Data Center REITs (8.7%)
Equinix Inc.	71,713	54,944
Digital Realty Trust Inc.	249,916	38,664
		93,608
Diversified REITs (2.0%)
WP Carey Inc.	160,475	10,328
Essential Properties Realty Trust Inc.	145,194	4,307
Broadstone Net Lease Inc.	138,591	2,407
Global Net Lease Inc.	145,723	1,253
Alexander & Baldwin Inc.	53,312	1,100
American Assets Trust Inc.	35,846	679
CTO Realty Growth Inc.	24,158	445
Armada Hoffler Properties Inc.	58,808	389
Gladstone Commercial Corp.	34,146	364
		21,272
Health Care REITs (15.5%)
Welltower Inc.	490,106	90,969
Ventas Inc.	333,030	25,770
Omega Healthcare Investors Inc.	216,172	9,585
Healthpeak Properties Inc.	509,225	8,188
CareTrust REIT Inc.	163,632	5,917
American Healthcare REIT Inc.	123,530	5,813
Alexandria Real Estate Equities Inc.	114,066	5,582
Healthcare Realty Trust Inc. Class A	244,766	4,149
Sabra Health Care REIT Inc.	175,716	3,328
National Health Investors Inc.	34,788	2,657
Medical Properties Trust Inc.	374,396	1,872
LTC Properties Inc.	33,756	1,161
Sila Realty Trust Inc.	40,420	942
Diversified Healthcare Trust	123,829	601
Universal Health Realty Income Trust	9,668	379
Community Healthcare Trust Inc.	20,783	341
Global Medical REIT Inc.	9,332	315
		167,569
Hotel & Resort REITs (2.1%)
Host Hotels & Resorts Inc.	503,820	8,933
Ryman Hospitality Properties Inc.	43,857	4,150
Apple Hospitality REIT Inc.	164,973	1,955
Park Hotels & Resorts Inc.	146,482	1,532
DiamondRock Hospitality Co.	150,185	1,346
Sunstone Hotel Investors Inc.	132,240	1,182
Xenia Hotels & Resorts Inc.	70,184	992
Pebblebrook Hotel Trust	86,885	983
RLJ Lodging Trust	99,683	743
Summit Hotel Properties Inc.	79,721	388
Chatham Lodging Trust	34,086	232
Service Properties Trust	116,316	214
		22,650
Industrial REITs (11.0%)
Prologis Inc.	635,511	81,130
EastGroup Properties Inc.	39,083	6,962
Rexford Industrial Realty Inc.	173,429	6,715
First Industrial Realty Trust Inc.	97,037	5,557
STAG Industrial Inc.	136,809	5,029
Terreno Realty Corp.	75,698	4,444
Americold Realty Trust Inc.	208,692	2,684
LXP Industrial Trust	43,349	2,149
Lineage Inc.	50,290	1,760
Innovative Industrial Properties Inc.	20,534	973
1

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	Plymouth Industrial REIT Inc.	27,751	607
	One Liberty Properties Inc.	11,868	241
			118,251
Multi-Family Residential REITs (7.8%)
	AvalonBay Communities Inc.	104,336	18,917
	Equity Residential	265,856	16,760
	Essex Property Trust Inc.	47,194	12,350
	Mid-America Apartment Communities Inc.	85,788	11,917
	Camden Property Trust	78,300	8,619
	UDR Inc.	230,665	8,461
	Independence Realty Trust Inc.	171,336	2,995
	Elme Communities	64,602	1,124
	Veris Residential Inc.	61,610	917
	Centerspace	12,279	819
	Apartment Investment & Management Co. Class A	99,025	588
	NexPoint Residential Trust Inc.	15,796	475
			83,942
Office REITs (2.8%)
	BXP Inc.	110,251	7,440
	Vornado Realty Trust	119,615	3,981
	Cousins Properties Inc.	123,082	3,173
	Kilroy Realty Corp.	82,349	3,077
	SL Green Realty Corp.	52,043	2,387
	COPT Defense Properties	82,752	2,301
	Highwoods Properties Inc.	79,204	2,045
	Douglas Emmett Inc.	122,695	1,348
	JBG SMITH Properties	45,228	769
	Piedmont Realty Trust Inc.	91,230	761
	Empire State Realty Trust Inc. Class A	105,034	685
	Easterly Government Properties Inc. Class A	31,570	669
*	Hudson Pacific Properties Inc.	39,687	430
	Peakstone Realty Trust	26,958	387
	Brandywine Realty Trust	127,381	372
	NET Lease Office Properties	10,310	266
			30,091
Other Specialized REITs (6.3%)
	VICI Properties Inc. Class A	781,421	21,974
	Iron Mountain Inc.	216,426	17,953
	Gaming & Leisure Properties Inc.	207,384	9,268
	Lamar Advertising Co. Class A	63,605	8,051
	EPR Properties	55,777	2,783
	Millrose Properties Inc.	90,387	2,700
	Outfront Media Inc.	110,285	2,658
	Four Corners Property Trust Inc.	76,550	1,765
	Safehold Inc.	34,175	468
	Farmland Partners Inc.	30,745	298
	Gladstone Land Corp.	25,185	230
			68,148
Retail REITs (13.8%)
	Simon Property Group Inc.	239,243	44,286
	Realty Income Corp.	669,990	37,767
	Kimco Realty Corp.	496,240	10,059
	Regency Centers Corp.	126,388	8,725
	Federal Realty Investment Trust	60,054	6,054
	Brixmor Property Group Inc.	224,305	5,881
	Agree Realty Corp.	81,095	5,841
	NNN REIT Inc.	138,337	5,482
	Kite Realty Group Trust	161,108	3,862
	Macerich Co.	185,209	3,419
	Phillips Edison & Co. Inc.	92,039	3,274
	Tanger Inc.	82,932	2,768
	Acadia Realty Trust	96,002	1,972
	Urban Edge Properties	92,177	1,769
	Curbline Properties Corp.	69,393	1,611
	InvenTrust Properties Corp.	56,870	1,604
	NETSTREIT Corp.	61,164	1,079
	Getty Realty Corp.	39,396	1,078
	Whitestone REIT	33,646	467
2

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	CBL & Associates Properties Inc.	11,334	419
	Alexander's Inc.	1,684	367
	Saul Centers Inc.	9,819	310
	SITE Centers Corp.	36,515	234
			148,328
Self-Storage REITs (5.4%)
	Public Storage	115,712	30,027
	Extra Space Storage Inc.	155,536	20,254
	CubeSmart	167,100	6,024
	National Storage Affiliates Trust	53,437	1,507
	Smartstop Self Storage REIT Inc.	22,752	704
			58,516
Single-Family Residential REITs (3.7%)
	Invitation Homes Inc.	426,742	11,859
	Sun Communities Inc.	91,712	11,364
	Equity LifeStyle Properties Inc.	134,906	8,177
	American Homes 4 Rent Class A	244,199	7,839
	UMH Properties Inc.	59,121	940
			40,179
Telecom Tower REITs (9.6%)
	American Tower Corp.	343,127	60,243
	Crown Castle Inc.	319,105	28,359
	SBA Communications Corp.	78,686	15,220
			103,822
Timber REITs (1.6%)
	Weyerhaeuser Co.	528,710	12,525
	Rayonier Inc.	112,111	2,427
	PotlatchDeltic Corp.	53,801	2,141
			17,093
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,077,516)			973,469
Real Estate Management & Development (9.1%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	27,582	1,638
*	Tejon Ranch Co.	14,779	233
	RMR Group Inc. Class A	11,625	173
			2,044
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	23,939	1,910
*	Forestar Group Inc.	14,879	366
			2,276
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	80,835	782
[1]	Landbridge Co. LLC Class A	13,925	682
*	Seritage Growth Properties Class A	26,970	87
			1,551
Real Estate Services (8.6%)
*	CBRE Group Inc. Class A	218,043	35,059
*	CoStar Group Inc.	310,444	20,874
*	Jones Lang LaSalle Inc.	34,720	11,682
*	Zillow Group Inc. Class C	121,929	8,318
*	Opendoor Technologies Inc.	663,722	3,869
*	Compass Inc. Class A	361,024	3,816
*	Cushman & Wakefield Ltd.	169,660	2,747
*	Zillow Group Inc. Class A	35,594	2,429
	Newmark Group Inc. Class A	108,194	1,876
*	Anywhere Real Estate Inc.	69,775	988
	eXp World Holdings Inc.	69,126	626
	Marcus & Millichap Inc.	18,572	507
			92,791
Total Real Estate Management & Development (Cost $89,681)			98,662
Warrants (0.0%)
*	Opendoor Technologies Inc. Exp. 11/20/2026 (Cost $—)	8,539	8
3

Real Estate Index Portfolio
	Shares	Market Value• ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 3.780% (Cost $3,913)	39,128	3,913
Total Investments (99.8%) (Cost $1,171,110)		1,076,052
Other Assets and Liabilities—Net (0.2%)		2,504
Net Assets (100%)		1,078,556
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $353.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $374 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Prologis Inc.	8/31/2026	BANA	5,792	(3.640)	—	(3)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,167,197)	1,072,139
Affiliated Issuers (Cost $3,913)	3,913
Total Investments in Securities	1,076,052
Investment in Vanguard	26
Cash	55
Receivables for Investment Securities Sold	3
Receivables for Accrued Income	4,004
Receivables for Capital Shares Issued	3,004
Total Assets	1,083,144
Liabilities
Payables for Investment Securities Purchased	3,879
Collateral for Securities on Loan	374
Payables for Capital Shares Redeemed	209
Payables to Vanguard	123
Unrealized Depreciation—Over-the-Counter Swap Contracts	3
Total Liabilities	4,588
Net Assets	1,078,556
1 Includes $353 of securities on loan.
At December 31, 2025, net assets consisted of:

Paid-in Capital	1,131,687
Total Distributable Earnings (Loss)	(53,131)
Net Assets	1,078,556

Net Assets
Applicable to 93,231,178 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,078,556
Net Asset Value Per Share	$11.57
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends	32,327
Interest[1]	114
Securities Lending—Net	44
Total Income	32,485
Expenses
The Vanguard Group—Note B
Investment Advisory Services	18
Management and Administrative	2,652
Marketing and Distribution	51
Custodian Fees	35
Auditing Fees	34
Shareholders’ Reports and Proxy Fees	48
Trustees’ Fees and Expenses	1
Other Expenses	10
Total Expenses	2,849
Net Investment Income	29,636
Realized Net Gain (Loss)
Capital Gain Distributions Received	4,984
Investment Securities Sold[1]	10,442
Futures Contracts	1
Swap Contracts	673
Realized Net Gain (Loss)	16,100
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(12,661)
Swap Contracts	(3)
Change in Unrealized Appreciation (Depreciation)	(12,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,072
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $111, $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,636	28,589
Realized Net Gain (Loss)	16,100	18,186
Change in Unrealized Appreciation (Depreciation)	(12,664)	3,888
Net Increase (Decrease) in Net Assets Resulting from Operations	33,072	50,663
Distributions
Total Distributions	(48,937)	(64,208)
Capital Share Transactions
Issued	120,697	133,353
Issued in Lieu of Cash Distributions	48,937	64,208
Redeemed	(178,505)	(223,407)
Net Increase (Decrease) from Capital Share Transactions	(8,871)	(25,846)
Total Increase (Decrease)	(24,736)	(39,391)
Net Assets
Beginning of Period	1,103,292	1,142,683
End of Period	1,078,556	1,103,292
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.74	$11.92	$11.53	$16.56	$12.43
Investment Operations
Net Investment Income[1]	.314	.300	.327	.297	.257
Net Realized and Unrealized Gain (Loss) on Investments	.044	.218	.888	(4.474)	4.553
Total from Investment Operations	.358	.518	1.215	(4.177)	4.810
Distributions
Dividends from Net Investment Income	(.322)	(.379)	(.286)	(.262)	(.293)
Distributions from Realized Capital Gains	(.206)	(.319)	(.539)	(.591)	(.387)
Total Distributions	(.528)	(.698)	(.825)	(.853)	(.680)
Net Asset Value, End of Period	$11.57	$11.74	$11.92	$11.53	$16.56
Total Return	3.11%	4.74%	11.70%	-26.30%	40.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,079	$1,103	$1,143	$1,094	$1,538
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%[2]	0.26%
Ratio of Net Investment Income to Average Net Assets	2.71%	2.59%	2.97%	2.25%	1.79%
Portfolio Turnover Rate	8%	11%	10%	11%	12%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at December 31, 2025.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9

Real Estate Index Portfolio
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Portfolio Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $26,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

Real Estate Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,072,131	—	—	1,072,131
Warrants	8	—	—	8
Temporary Cash Investments	3,913	—	—	3,913
Total	1,076,052	—	—	1,076,052

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(3)	—	(3)
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	26,968
Undistributed Long-Term Gains	16,063
Net Unrealized Gains (Losses)	(99,015)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	2,853
Total	(53,131)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	30,494	34,827
Long-Term Capital Gains	18,443	29,381
Total	48,937	64,208
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,175,067
Gross Unrealized Appreciation	144,679
Gross Unrealized Depreciation	(243,694)
Net Unrealized Appreciation (Depreciation)	(99,015)
E.  During the year ended December 31, 2025, the portfolio purchased $83,169,000 of investment securities and sold $106,915,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $1,663,000 and sales were $119,000, resulting in net realized loss of $5,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
11

Real Estate Index Portfolio
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	10,410	11,484
Issued in Lieu of Cash Distributions	4,285	5,842
Redeemed	(15,407)	(19,234)
Net Increase (Decrease) in Shares Outstanding	(712)	(1,908)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 33% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Real Estate Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Real Estate Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The portfolio hereby designates for the fiscal year $58,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $18,443,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year. The portfolio designates $17,128,000 of its capital gain dividends as 20% rate gain distributions and $1,315,000 as unrecaptured section 1250 gain distributions (25% rate gain).
Q690REIT  022026
14

Financial Statements
For the year ended December 31, 2025
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	18
Tax information	19

Equity Index Portfolio
Financial Statements
Schedule of Investments
As of December 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (10.6%)
	Alphabet Inc. Class A	1,314,349	411,391
	Alphabet Inc. Class C	1,050,498	329,646
	Meta Platforms Inc. Class A	492,009	324,770
*	Netflix Inc.	957,260	89,753
	Walt Disney Co.	403,301	45,884
	AT&T Inc.	1,601,628	39,784
	Verizon Communications Inc.	952,270	38,786
	Comcast Corp. Class A	821,069	24,542
	T-Mobile US Inc.	108,655	22,061
*	Warner Bros Discovery Inc.	559,459	16,124
	Electronic Arts Inc.	50,712	10,362
*	Take-Two Interactive Software Inc.	39,219	10,041
	Omnicom Group Inc.	72,184	5,829
*	Live Nation Entertainment Inc.	35,764	5,096
*	Charter Communications Inc. Class A	19,880	4,150
*	Trade Desk Inc. Class A	99,467	3,776
	Fox Corp. Class A	47,388	3,463
	TKO Group Holdings Inc. Class A	14,976	3,130
	News Corp. Class A	84,692	2,212
	Fox Corp. Class B	33,340	2,165
	Match Group Inc.	53,321	1,722
	Paramount Skydance Corp. Class B	69,404	930
	News Corp. Class B	27,787	823
			1,396,440
Consumer Discretionary (10.4%)
*	Amazon.com Inc.	2,197,686	507,270
*	Tesla Inc.	634,801	285,483
	Home Depot Inc.	224,857	77,373
	McDonald's Corp.	160,883	49,171
	Booking Holdings Inc.	7,282	38,997
	TJX Cos. Inc.	251,400	38,618
	Lowe's Cos. Inc.	126,736	30,564
	Starbucks Corp.	256,795	21,625
*	DoorDash Inc. Class A	84,453	19,127
*	O'Reilly Automotive Inc.	190,680	17,392
	General Motors Co.	210,778	17,140
	NIKE Inc. Class B	268,842	17,128
	Royal Caribbean Cruises Ltd.	57,294	15,980
	Marriott International Inc. Class A	50,314	15,609
	Hilton Worldwide Holdings Inc.	52,501	15,081
*	Carvana Co.	31,948	13,483
	Ross Stores Inc.	73,466	13,234
*	Airbnb Inc. Class A	96,074	13,039
*	AutoZone Inc.	3,757	12,742
	Ford Motor Co.	883,377	11,590
*	Chipotle Mexican Grill Inc.	298,721	11,053
	Yum! Brands Inc.	62,764	9,495
	DR Horton Inc.	61,891	8,914
	eBay Inc.	102,118	8,894
*	Carnival Corp.	245,410	7,495
	Expedia Group Inc.	26,433	7,489
	Garmin Ltd.	36,883	7,482
*	Ulta Beauty Inc.	10,151	6,141
	Tractor Supply Co.	119,263	5,964
	Tapestry Inc.	46,218	5,905
	PulteGroup Inc.	44,056	5,166
*	Lululemon Athletica Inc.	24,373	5,065
	Lennar Corp. Class A	48,764	5,013
	Williams-Sonoma Inc.	27,511	4,913
1

Equity Index Portfolio
		Shares	Market Value• ($000)
	Darden Restaurants Inc.	26,253	4,831
*	NVR Inc.	642	4,682
	Las Vegas Sands Corp.	68,729	4,474
	Genuine Parts Co.	31,353	3,855
*	Aptiv plc	48,747	3,709
*	Deckers Outdoor Corp.	32,914	3,412
	Ralph Lauren Corp.	8,774	3,103
	Best Buy Co. Inc.	44,130	2,954
	Domino's Pizza Inc.	7,026	2,929
	Hasbro Inc.	30,002	2,460
	Wynn Resorts Ltd.	19,158	2,305
*	Norwegian Cruise Line Holdings Ltd.	102,803	2,295
	Pool Corp.	7,372	1,686
*	MGM Resorts International	46,157	1,684
			1,374,014
Consumer Staples (4.7%)
	Walmart Inc.	990,602	110,363
	Costco Wholesale Corp.	100,113	86,331
	Procter & Gamble Co.	527,913	75,655
	Coca-Cola Co.	874,622	61,145
	Philip Morris International Inc.	351,656	56,406
	PepsiCo Inc.	308,913	44,335
	Altria Group Inc.	379,155	21,862
	Mondelez International Inc. Class A	291,562	15,695
	Colgate-Palmolive Co.	182,072	14,387
*	Monster Beverage Corp.	161,057	12,348
	Target Corp.	102,694	10,038
	Kroger Co.	137,589	8,597
	Keurig Dr Pepper Inc.	306,487	8,585
	Sysco Corp.	108,340	7,984
	Kimberly-Clark Corp.	75,088	7,576
	Kenvue Inc.	432,095	7,454
	Dollar General Corp.	49,822	6,615
	Archer-Daniels-Midland Co.	108,571	6,242
	Hershey Co.	33,450	6,087
	Estee Lauder Cos. Inc. Class A	55,451	5,807
	General Mills Inc.	120,277	5,593
*	Dollar Tree Inc.	42,850	5,271
	Kraft Heinz Co.	192,383	4,665
	Church & Dwight Co. Inc.	54,270	4,550
	Constellation Brands Inc. Class A	31,854	4,395
	McCormick & Co. Inc. (Non-Voting)	57,348	3,906
	Tyson Foods Inc. Class A	63,908	3,746
	Clorox Co.	27,531	2,776
	Bunge Global SA	30,584	2,724
	J M Smucker Co.	24,008	2,348
	Conagra Brands Inc.	108,508	1,878
	Molson Coors Beverage Co. Class B	38,418	1,793
	Hormel Foods Corp.	66,076	1,566
	Lamb Weston Holdings Inc.	31,622	1,325
	Campbell's Co.	44,556	1,242
	Brown-Forman Corp. Class B	39,965	1,041
			622,331
Energy (2.8%)
	Exxon Mobil Corp.	952,711	114,649
	Chevron Corp.	427,584	65,168
	ConocoPhillips	279,166	26,133
	Williams Cos. Inc.	275,807	16,579
	SLB Ltd.	337,710	12,961
	EOG Resources Inc.	122,574	12,871
	Kinder Morgan Inc.	441,806	12,145
	Phillips 66	91,021	11,745
	Valero Energy Corp.	68,908	11,218
	Marathon Petroleum Corp.	67,906	11,044
	ONEOK Inc.	142,314	10,460
	Baker Hughes Co.	222,963	10,154
	Targa Resources Corp.	48,485	8,945
	EQT Corp.	141,029	7,559
	Occidental Petroleum Corp.	162,561	6,685
2

Equity Index Portfolio
		Shares	Market Value• ($000)
	Diamondback Energy Inc.	42,070	6,324
	Expand Energy Corp.	53,787	5,936
	Halliburton Co.	190,064	5,371
	Devon Energy Corp.	141,715	5,191
	Coterra Energy Inc.	172,025	4,528
	Texas Pacific Land Corp.	13,059	3,751
	APA Corp.	80,077	1,959
			371,376
Financials (13.4%)
*	Berkshire Hathaway Inc. Class B	414,267	208,231
	JPMorgan Chase & Co.	614,987	198,161
	Visa Inc. Class A	381,255	133,710
	Mastercard Inc. Class A	185,234	105,746
	Bank of America Corp.	1,517,711	83,474
	Wells Fargo & Co.	709,148	66,093
	Goldman Sachs Group Inc.	67,758	59,559
	Morgan Stanley	272,875	48,443
	Citigroup Inc.	404,220	47,168
	American Express Co.	121,383	44,906
	Charles Schwab Corp.	377,379	37,704
	S&P Global Inc.	70,036	36,600
	Blackrock Inc.	32,600	34,893
	Capital One Financial Corp.	143,620	34,808
	Progressive Corp.	132,486	30,170
	Chubb Ltd.	82,690	25,809
	Blackstone Inc.	166,830	25,715
	CME Group Inc.	81,433	22,238
	Intercontinental Exchange Inc.	128,834	20,866
	Marsh & McLennan Cos. Inc.	110,677	20,533
*	Robinhood Markets Inc. Class A	177,650	20,092
	KKR & Co. Inc.	154,958	19,754
	US Bancorp	351,125	18,736
	PNC Financial Services Group Inc.	88,582	18,490
	Bank of New York Mellon Corp.	157,566	18,292
	Moody's Corp.	34,661	17,707
	Aon plc Class A	48,558	17,135
	Apollo Global Management Inc.	104,900	15,185
	Arthur J Gallagher & Co.	58,018	15,014
	Travelers Cos. Inc.	50,398	14,618
	Truist Financial Corp.	288,954	14,219
	PayPal Holdings Inc.	211,395	12,341
	Allstate Corp.	59,122	12,306
	Aflac Inc.	106,590	11,754
*	Coinbase Global Inc. Class A	51,546	11,657
	American International Group Inc.	121,915	10,430
	Ameriprise Financial Inc.	20,991	10,293
	Nasdaq Inc.	101,929	9,900
	MetLife Inc.	125,025	9,869
	MSCI Inc.	16,975	9,739
	Prudential Financial Inc.	79,064	8,925
	Hartford Insurance Group Inc.	62,965	8,677
*	Fiserv Inc.	121,520	8,162
	State Street Corp.	63,126	8,144
*	Block Inc. Class A	123,730	8,054
*	Arch Capital Group Ltd.	81,592	7,826
	Fidelity National Information Services Inc.	117,005	7,776
	Ares Management Corp. Class A	46,539	7,522
	Willis Towers Watson plc	21,633	7,109
	Fifth Third Bancorp	149,598	7,003
	M&T Bank Corp.	34,714	6,994
	Synchrony Financial	81,365	6,788
	Interactive Brokers Group Inc. Class A	100,630	6,471
	Raymond James Financial Inc.	39,844	6,398
	Huntington Bancshares Inc.	355,237	6,163
	Cboe Global Markets Inc.	23,622	5,929
	Northern Trust Corp.	42,739	5,838
	Cincinnati Financial Corp.	35,290	5,764
	Citizens Financial Group Inc.	96,940	5,662
	Regions Financial Corp.	198,067	5,368
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Brown & Brown Inc.	66,206	5,277
	T. Rowe Price Group Inc.	49,322	5,050
*	Corpay Inc.	15,804	4,756
	W R Berkley Corp.	67,656	4,744
	KeyCorp	210,064	4,336
	Global Payments Inc.	53,486	4,140
	Loews Corp.	38,341	4,038
	Principal Financial Group Inc.	45,161	3,984
	Everest Group Ltd.	9,445	3,205
	Jack Henry & Associates Inc.	16,359	2,985
	Assurant Inc.	11,275	2,716
	Invesco Ltd.	100,176	2,632
	Globe Life Inc.	17,987	2,516
	FactSet Research Systems Inc.	8,465	2,456
	Franklin Resources Inc.	69,346	1,657
	Erie Indemnity Co. Class A	5,764	1,652
			1,769,075
Health Care (9.6%)
	Eli Lilly & Co.	179,402	192,800
	Johnson & Johnson	544,240	112,630
	AbbVie Inc.	399,332	91,243
	UnitedHealth Group Inc.	204,604	67,542
	Merck & Co. Inc.	560,735	59,023
	Abbott Laboratories	392,853	49,221
	Thermo Fisher Scientific Inc.	84,884	49,186
*	Intuitive Surgical Inc.	80,086	45,358
	Amgen Inc.	121,662	39,821
	Gilead Sciences Inc.	280,186	34,390
	Danaher Corp.	142,035	32,515
	Pfizer Inc.	1,285,002	31,997
*	Boston Scientific Corp.	334,860	31,929
	Medtronic plc	289,796	27,838
	Stryker Corp.	77,744	27,325
*	Vertex Pharmaceuticals Inc.	57,323	25,988
	Bristol-Myers Squibb Co.	459,894	24,807
	McKesson Corp.	27,884	22,873
	CVS Health Corp.	286,864	22,766
	Elevance Health Inc.	50,211	17,601
	Regeneron Pharmaceuticals Inc.	22,770	17,575
	HCA Healthcare Inc.	36,088	16,848
	Cigna Group	60,395	16,623
	Cencora Inc.	43,789	14,790
	Becton Dickinson & Co.	64,749	12,566
	Zoetis Inc.	99,563	12,527
*	IDEXX Laboratories Inc.	18,039	12,204
*	Edwards Lifesciences Corp.	131,116	11,178
	Cardinal Health Inc.	53,674	11,030
	Agilent Technologies Inc.	64,054	8,716
*	IQVIA Holdings Inc.	38,433	8,663
	GE HealthCare Technologies Inc.	102,918	8,441
	ResMed Inc.	32,981	7,944
	Humana Inc.	27,221	6,972
*	Mettler-Toledo International Inc.	4,616	6,436
*	Dexcom Inc.	88,116	5,848
*	Biogen Inc.	33,093	5,824
	STERIS plc	22,127	5,610
*	Waters Corp.	13,431	5,101
	Labcorp Holdings Inc.	18,756	4,705
*	Insulet Corp.	15,935	4,529
	West Pharmaceutical Services Inc.	16,303	4,486
	Quest Diagnostics Inc.	25,087	4,353
*	Centene Corp.	105,185	4,328
	Zimmer Biomet Holdings Inc.	44,689	4,018
*	Hologic Inc.	50,363	3,752
*	Cooper Cos. Inc.	44,909	3,681
*	Incyte Corp.	37,159	3,670
	Viatris Inc.	260,279	3,240
	Universal Health Services Inc. Class B	12,479	2,721
*	Solventum Corp.	33,165	2,628
4

Equity Index Portfolio
		Shares	Market Value• ($000)
	Revvity Inc.	25,653	2,482
*	Align Technology Inc.	15,082	2,355
*	Moderna Inc.	78,567	2,317
	Baxter International Inc.	116,022	2,217
*	Charles River Laboratories International Inc.	11,106	2,215
	Bio-Techne Corp.	35,021	2,060
*	Molina Healthcare Inc.	11,619	2,016
*	Henry Schein Inc.	22,614	1,709
*	DaVita Inc.	7,888	896
			1,266,127
Industrials (8.1%)
	GE Aerospace	238,297	73,403
	Caterpillar Inc.	105,724	60,566
	RTX Corp.	302,900	55,552
	GE Vernova Inc.	61,294	40,060
*	Boeing Co.	176,902	38,409
*	Uber Technologies Inc.	469,423	38,356
	Union Pacific Corp.	133,975	30,991
	Honeywell International Inc.	143,472	27,990
	Eaton Corp. plc	87,739	27,946
	Deere & Co.	56,799	26,444
	Parker-Hannifin Corp.	28,507	25,056
	Automatic Data Processing Inc.	91,381	23,506
	Lockheed Martin Corp.	46,004	22,251
	Trane Technologies plc	50,094	19,497
	General Dynamics Corp.	57,280	19,284
	3M Co.	120,006	19,213
	Howmet Aerospace Inc.	90,833	18,623
	Waste Management Inc.	83,710	18,392
	Northrop Grumman Corp.	30,311	17,284
	TransDigm Group Inc.	12,722	16,918
	Emerson Electric Co.	126,904	16,843
	United Parcel Service Inc. Class B	166,942	16,559
	Johnson Controls International plc	138,066	16,533
	Cummins Inc.	31,185	15,918
	CSX Corp.	420,388	15,239
	Illinois Tool Works Inc.	59,639	14,689
	Norfolk Southern Corp.	50,681	14,633
	Cintas Corp.	77,173	14,514
	Quanta Services Inc.	33,711	14,228
	FedEx Corp.	49,036	14,164
	PACCAR Inc.	118,561	12,984
	L3Harris Technologies Inc.	42,268	12,409
	United Rentals Inc.	14,376	11,635
	AMETEK Inc.	51,994	10,675
	Fastenal Co.	259,330	10,407
	Delta Air Lines Inc.	146,422	10,162
*	Axon Enterprise Inc.	17,827	10,124
	WW Grainger Inc.	9,884	9,973
	Rockwell Automation Inc.	25,361	9,867
	Republic Services Inc.	45,471	9,637
	Carrier Global Corp.	178,879	9,452
	Westinghouse Air Brake Technologies Corp.	38,670	8,254
	Paychex Inc.	73,255	8,218
*	United Airlines Holdings Inc.	73,259	8,192
*	Copart Inc.	201,266	7,880
	Otis Worldwide Corp.	88,054	7,691
	Xylem Inc.	55,056	7,497
	Comfort Systems USA Inc.	7,948	7,418
	Verisk Analytics Inc.	31,481	7,042
	Old Dominion Freight Line Inc.	41,595	6,522
	Ingersoll Rand Inc.	81,243	6,436
	EMCOR Group Inc.	10,112	6,186
	Dover Corp.	30,949	6,042
	Equifax Inc.	27,656	6,001
	Broadridge Financial Solutions Inc.	26,343	5,879
	Veralto Corp.	56,009	5,589
	Hubbell Inc. Class B	11,992	5,326
	Leidos Holdings Inc.	28,829	5,201
5

Equity Index Portfolio
		Shares	Market Value• ($000)
	Southwest Airlines Co.	116,794	4,827
	Expeditors International of Washington Inc.	30,277	4,512
	CH Robinson Worldwide Inc.	26,762	4,302
	Snap-on Inc.	11,758	4,052
	Rollins Inc.	66,369	3,983
	Fortive Corp.	71,780	3,963
	Pentair plc	36,957	3,849
	Jacobs Solutions Inc.	26,946	3,569
	Lennox International Inc.	7,214	3,503
	Textron Inc.	39,814	3,471
	JB Hunt Transport Services Inc.	17,012	3,306
	Allegion plc	19,460	3,098
	IDEX Corp.	16,917	3,010
	Huntington Ingalls Industries Inc.	8,831	3,003
	Masco Corp.	46,727	2,965
	Nordson Corp.	12,062	2,900
	Stanley Black & Decker Inc.	34,864	2,590
*	Builders FirstSource Inc.	25,023	2,575
*	Dayforce Inc.	36,320	2,512
*	Generac Holdings Inc.	13,309	1,815
	Paycom Software Inc.	11,045	1,760
	A O Smith Corp.	25,544	1,708
			1,077,033
Information Technology (34.4%)
	NVIDIA Corp.	5,489,642	1,023,818
	Apple Inc.	3,338,143	907,508
	Microsoft Corp.	1,679,060	812,027
	Broadcom Inc.	1,066,837	369,232
*	Palantir Technologies Inc. Class A	516,058	91,729
*	Advanced Micro Devices Inc.	367,795	78,767
	Oracle Corp.	379,978	74,062
	Micron Technology Inc.	253,579	72,374
	Cisco Systems Inc.	890,195	68,572
	International Business Machines Corp.	211,168	62,550
	Salesforce Inc.	215,071	56,974
	Lam Research Corp.	283,754	48,573
	Applied Materials Inc.	179,973	46,251
	Intuit Inc.	62,986	41,723
	QUALCOMM Inc.	241,951	41,386
*	AppLovin Corp. Class A	61,142	41,199
	Accenture plc Class A	140,099	37,589
*	Intel Corp.	1,012,958	37,378
	Amphenol Corp. Class A	276,538	37,371
	KLA Corp.	29,683	36,067
*	ServiceNow Inc.	234,365	35,902
	Texas Instruments Inc.	205,267	35,612
*	Adobe Inc.	94,569	33,098
*	Arista Networks Inc.	233,266	30,565
	Analog Devices Inc.	111,138	30,141
*	Palo Alto Networks Inc.	154,523	28,463
*	Crowdstrike Holdings Inc. Class A	56,693	26,575
*	Synopsys Inc.	41,964	19,711
*	Cadence Design Systems Inc.	61,468	19,214
	Corning Inc.	176,402	15,446
	TE Connectivity plc	66,471	15,123
	Motorola Solutions Inc.	37,649	14,432
*	Autodesk Inc.	48,123	14,245
	Seagate Technology Holdings plc	49,220	13,555
	Western Digital Corp.	77,240	13,306
	NXP Semiconductors NV	56,851	12,340
*	Fortinet Inc.	142,805	11,340
	Roper Technologies Inc.	24,314	10,823
*	Workday Inc. Class A	49,026	10,530
*	Datadog Inc. Class A	73,522	9,998
	Monolithic Power Systems Inc.	10,833	9,819
*	Fair Isaac Corp.	5,356	9,055
	Cognizant Technology Solutions Corp. Class A	109,041	9,050
	Dell Technologies Inc. Class C	68,085	8,571
*	Keysight Technologies Inc.	38,768	7,877
6

Equity Index Portfolio
		Shares	Market Value• ($000)
	Microchip Technology Inc.	122,192	7,786
*	Sandisk Corp.	31,453	7,466
	Hewlett Packard Enterprise Co.	298,050	7,159
	Teradyne Inc.	35,383	6,849
*	First Solar Inc.	24,217	6,326
	Jabil Inc.	24,141	5,505
*	Teledyne Technologies Inc.	10,588	5,408
*	ON Semiconductor Corp.	90,909	4,923
*	PTC Inc.	27,048	4,712
	HP Inc.	211,050	4,702
	NetApp Inc.	43,787	4,689
	VeriSign Inc.	18,844	4,578
*	Tyler Technologies Inc.	9,718	4,411
*	Trimble Inc.	53,663	4,204
*	Gartner Inc.	16,284	4,108
	CDW Corp.	29,387	4,003
	Qnity Electronics Inc.	47,171	3,852
*	GoDaddy Inc. Class A	30,515	3,786
	Gen Digital Inc.	127,181	3,458
*	F5 Inc.	13,054	3,332
*	Super Micro Computer Inc.	113,252	3,315
*	Akamai Technologies Inc.	32,538	2,839
*	Zebra Technologies Corp. Class A	11,448	2,780
*	EPAM Systems Inc.	12,481	2,557
	Skyworks Solutions Inc.	33,677	2,135
			4,544,824
Materials (1.8%)
	Linde plc	105,491	44,980
	Newmont Corp.	246,537	24,617
	CRH plc	151,416	18,897
	Sherwin-Williams Co.	52,083	16,877
	Freeport-McMoRan Inc.	324,392	16,476
	Ecolab Inc.	57,557	15,110
	Air Products and Chemicals Inc.	50,270	12,418
	Corteva Inc.	152,674	10,234
	Vulcan Materials Co.	29,883	8,523
	Martin Marietta Materials Inc.	13,624	8,483
	Nucor Corp.	51,703	8,433
	Steel Dynamics Inc.	31,012	5,255
	PPG Industries Inc.	50,705	5,195
	International Paper Co.	119,198	4,695
	Smurfit WestRock plc	117,791	4,555
	Amcor plc	521,274	4,348
	Packaging Corp. of America	20,147	4,155
	International Flavors & Fragrances Inc.	57,991	3,908
	DuPont de Nemours Inc.	94,954	3,817
	Dow Inc.	160,614	3,755
	Albemarle Corp.	26,494	3,747
	Ball Corp.	60,627	3,211
	Avery Dennison Corp.	17,485	3,180
	CF Industries Holdings Inc.	35,244	2,726
	LyondellBasell Industries NV Class A	58,238	2,522
	Mosaic Co.	71,538	1,723
			241,840
Real Estate (1.8%)
	Welltower Inc.	155,042	28,777
	Prologis Inc.	209,863	26,791
	American Tower Corp.	105,751	18,567
	Equinix Inc.	22,179	16,993
	Simon Property Group Inc.	73,774	13,656
	Realty Income Corp.	207,727	11,710
	Digital Realty Trust Inc.	72,938	11,284
*	CBRE Group Inc. Class A	66,224	10,648
	Public Storage	35,664	9,255
	Crown Castle Inc.	98,472	8,751
	Ventas Inc.	106,087	8,209
	VICI Properties Inc. Class A	241,051	6,778
*	CoStar Group Inc.	95,835	6,444
	Extra Space Storage Inc.	47,961	6,246
7

Equity Index Portfolio
	Shares	Market Value• ($000)
AvalonBay Communities Inc.	31,922	5,788
Iron Mountain Inc.	66,751	5,537
Equity Residential	78,141	4,926
SBA Communications Corp.	24,062	4,654
Weyerhaeuser Co.	162,619	3,852
Essex Property Trust Inc.	14,529	3,802
Mid-America Apartment Communities Inc.	26,550	3,688
Invitation Homes Inc.	127,913	3,555
Kimco Realty Corp.	152,998	3,101
Camden Property Trust	24,094	2,652
Host Hotels & Resorts Inc.	145,035	2,571
Regency Centers Corp.	37,230	2,570
Healthpeak Properties Inc.	157,187	2,528
UDR Inc.	67,961	2,493
BXP Inc.	33,469	2,259
Federal Realty Investment Trust	17,649	1,779
Alexandria Real Estate Equities Inc.	35,046	1,715
		241,579
Utilities (2.2%)
NextEra Energy Inc.	470,454	37,768
Constellation Energy Corp.	70,582	24,935
Southern Co.	248,786	21,694
Duke Energy Corp.	175,635	20,586
American Electric Power Co. Inc.	120,998	13,952
Sempra	147,383	13,013
Vistra Corp.	71,942	11,606
Dominion Energy Inc.	192,822	11,297
Exelon Corp.	228,170	9,946
Xcel Energy Inc.	133,637	9,870
Entergy Corp.	100,922	9,328
Public Service Enterprise Group Inc.	112,769	9,055
Consolidated Edison Inc.	81,534	8,098
PG&E Corp.	496,932	7,986
WEC Energy Group Inc.	73,461	7,747
NRG Energy Inc.	43,282	6,892
Ameren Corp.	61,078	6,099
Atmos Energy Corp.	36,266	6,079
DTE Energy Co.	46,901	6,049
PPL Corp.	167,048	5,850
American Water Works Co. Inc.	44,083	5,753
Eversource Energy	84,699	5,703
CenterPoint Energy Inc.	147,341	5,649
FirstEnergy Corp.	117,310	5,252
Edison International	86,820	5,211
CMS Energy Corp.	68,701	4,804
NiSource Inc.	107,746	4,500
Alliant Energy Corp.	58,248	3,787
Evergy Inc.	52,179	3,783
Pinnacle West Capital Corp.	27,179	2,411
AES Corp.	161,341	2,314
		297,017
Total Common Stocks (Cost $5,377,445)		13,201,656
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1] Vanguard Market Liquidity Fund, 3.780% (Cost $19,982)	199,821	19,982
Total Investments (100.0%) (Cost $5,397,427)		13,221,638
Other Assets and Liabilities—Net (0.0%)		5,159
Net Assets (100%)		13,226,797
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8

Equity Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	75	25,847	43

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
NetApp Inc.	8/31/2026	BANA	154	(4.320)	—	(5)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,377,445)	13,201,656
Affiliated Issuers (Cost $19,982)	19,982
Total Investments in Securities	13,221,638
Investment in Vanguard	314
Cash Collateral Pledged—Futures Contracts	1,684
Receivables for Accrued Income	6,772
Receivables for Capital Shares Issued	1,823
Total Assets	13,232,231
Liabilities
Due to Custodian	9
Payables for Investment Securities Purchased	44
Payables for Capital Shares Redeemed	4,368
Payables to Vanguard	814
Variation Margin Payable—Futures Contracts	194
Unrealized Depreciation—Over-the-Counter Swap Contracts	5
Total Liabilities	5,434
Net Assets	13,226,797
At December 31, 2025, net assets consisted of:

Paid-in Capital	4,851,032
Total Distributable Earnings (Loss)	8,375,765
Net Assets	13,226,797

Net Assets
Applicable to 161,376,957 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,226,797
Net Asset Value Per Share	$81.96
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Dividends[1]	150,870
Interest[2]	601
Securities Lending—Net	45
Total Income	151,516
Expenses
The Vanguard Group—Note B
Investment Advisory Services	290
Management and Administrative	15,730
Marketing and Distribution	516
Custodian Fees	101
Auditing Fees	109
Shareholders' Reports and Proxy Fees	78
Trustees’ Fees and Expenses	7
Other Expenses	23
Total Expenses	16,854
Net Investment Income	134,662
Realized Net Gain (Loss)
Investment Securities Sold[2]	423,782
Futures Contracts	5,226
Swap Contracts	(3)
Realized Net Gain (Loss)	429,005
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,440,949
Futures Contracts	96
Swap Contracts	(5)
Change in Unrealized Appreciation (Depreciation)	1,441,040
Net Increase (Decrease) in Net Assets Resulting from Operations	2,004,707
1	Dividends are net of foreign withholding taxes of $39.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $537, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	134,662	129,440
Realized Net Gain (Loss)	429,005	249,547
Change in Unrealized Appreciation (Depreciation)	1,441,040	1,899,728
Net Increase (Decrease) in Net Assets Resulting from Operations	2,004,707	2,278,715
Distributions
Total Distributions	(377,502)	(516,582)
Capital Share Transactions
Issued	940,972	1,000,158
Issued in Lieu of Cash Distributions	377,502	516,582
Redeemed	(1,197,572)	(1,022,556)
Net Increase (Decrease) from Capital Share Transactions	120,902	494,184
Total Increase (Decrease)	1,748,107	2,256,317
Net Assets
Beginning of Period	11,478,690	9,222,373
End of Period	13,226,797	11,478,690
See accompanying Notes, which are an integral part of the Financial Statements.
12

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.14	$60.89	$50.74	$65.47	$53.76
Investment Operations
Net Investment Income[1]	.834	.826	.833	.806	.738
Net Realized and Unrealized Gain (Loss) on Investments	11.370	13.851	11.870	(12.244)	13.978
Total from Investment Operations	12.204	14.677	12.703	(11.438)	14.716
Distributions
Dividends from Net Investment Income	(.815)	(.888)	(.794)	(.758)	(.754)
Distributions from Realized Capital Gains	(1.569)	(2.539)	(1.759)	(2.534)	(2.252)
Total Distributions	(2.384)	(3.427)	(2.553)	(3.292)	(3.006)
Net Asset Value, End of Period	$81.96	$72.14	$60.89	$50.74	$65.47
Total Return	17.70%	24.84%	26.11%	-18.23%	28.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,227	$11,479	$9,222	$7,592	$9,354
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%[2]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.23%	1.52%	1.48%	1.25%
Portfolio Turnover Rate	4%	4%	5%	5%	4%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the portfolio’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
14

Equity Index Portfolio
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the portfolio through its wholly owned subsidiary Vanguard Capital Management, LLC. The portfolio’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the portfolio had contributed to Vanguard capital in the amount of $314,000, representing less than 0.01% of the portfolio’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Equity Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	13,201,656	—	—	13,201,656
Temporary Cash Investments	19,982	—	—	19,982
Total	13,221,638	—	—	13,221,638

Derivative Financial Instruments
Assets
Futures Contracts[1]	43	—	—	43
Liabilities
Swap Contracts	—	(5)	—	(5)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	126,776
Undistributed Long-Term Gains	425,612
Net Unrealized Gains (Losses)	7,823,377
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	8,375,765
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	132,006	138,186
Long-Term Capital Gains	245,496	378,396
Total	377,502	516,582
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,398,261
Gross Unrealized Appreciation	8,231,672
Gross Unrealized Depreciation	(408,295)
Net Unrealized Appreciation (Depreciation)	7,823,377
E.  During the year ended December 31, 2025, the portfolio purchased $503,616,000 of investment securities and sold $633,278,000 of investment securities, other than temporary cash investments.
16

Equity Index Portfolio
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2025, such purchases were $15,788,000 and sales were $22,988,000, resulting in net realized gain of $2,633,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended December 31,
	2025 Shares (000)	2024 Shares (000)
Issued	12,790	14,842
Issued in Lieu of Cash Distributions	5,697	8,098
Redeemed	(16,232)	(15,286)
Net Increase (Decrease) in Shares Outstanding	2,255	7,654
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the portfolio’s investments and portfolio performance.
To the extent the portfolio’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the portfolio may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the portfolio to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the portfolio’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2025, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Vanguard Variable Insurance Funds Total Stock Market Index Portfolio) was the record or beneficial owner of 45% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The portfolio is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the portfolio, as well as the portfolio’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the portfolio’s daily operations. Through these committees, the CODM manages the portfolio’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the portfolio’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the portfolio’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the portfolio’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
17

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Variable Insurance Funds and Shareholders of Vanguard Variable Insurance Funds Equity Index Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Variable Insurance Funds Equity Index Portfolio (one of the portfolios constituting Vanguard Variable Insurance Funds, referred to hereafter as the "Portfolio") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
18

Tax information (unaudited)
For corporate shareholders, 100.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The portfolio hereby designates for the fiscal year $271,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The portfolio distributed $245,496,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q690EQUX 022026
19

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses, with the exception of: the Global Bond Index Portfolio, the Total Stock Market Index Portfolio, the Conservative Allocation Portfolio, the Moderate Allocation Portfolio, and the Total International Stock Market Index Portfolio, are included in the financial statements filed under Item 7 of this Form. The Trustees’ Fees and Expenses for the Global Bond Index Portfolio, the Total Stock Market Index Portfolio, the Conservative Allocation Portfolio, the Moderate Allocation Portfolio, and the Total International Stock Market Index Portfolio are borne by the underlying Vanguard funds in which each invest.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - VVIF Conservative Allocation Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Conservative Allocation Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Equity Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Equity Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Global Bond Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Global Bond Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Mid-Cap Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VPM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Moderate Allocation Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Moderate Allocation Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Real Estate Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Real Estate Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VPM’s Strategic Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VPM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Total International Stock Market Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement - VVIF Total Stock Market Index Portfolio

A majority of independent trustees of the board of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (Trustees) has approved a restructuring of the portfolio’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the portfolio through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of the portfolio and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the portfolio and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the portfolio, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that the portfolio’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the portfolio’s arrangement with Vanguard, and services rendered through VCM, ensure that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Variable insurance funds

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD Variable insurance funds

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD Variable insurance funds

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.